UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-23304

                                             Invesco Exchange-Traded Self-Indexed Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

                                                       Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

                                                 Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code:    800-983-0903

Date of fiscal year end: August 31

Date of reporting period: November 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments as ofNovember 30, 2018 is set forth below.

Schedule of Investments(a)

Invesco Defensive Equity ETF (DEF)

November 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Communication Services - 4.4%
85,446	Interpublic Group of Cos., Inc. (The)	$2,007,981
28,226	Omnicom Group, Inc.	2,172,555
35,434	Verizon Communications, Inc.	2,136,670
17,796	Walt Disney Co. (The)	2,055,260

		8,372,466

	Consumer Discretionary - 7.8%
207,677	Ford Motor Co.	1,954,241
28,337	Garmin Ltd.	1,888,944
24,880	Hilton Worldwide Holdings, Inc.	1,879,435
9,150	Home Depot, Inc. (The)	1,649,928
58,940	LKQ Corp.(b)	1,640,890
35,431	Starbucks Corp.	2,363,956
38,387	Tapestry, Inc.	1,494,406
21,960	Yum! Brands, Inc.	2,025,151

		14,896,951

	Consumer Staples - 7.0%
38,879	Archer-Daniels-Midland Co.	1,789,212
8,981	Constellation Brands, Inc., Class A	1,758,121
8,001	Costco Wholesale Corp.	1,850,471
32,810	Kraft Heinz Co. (The)	1,677,247
14,848	McCormick & Co., Inc.	2,227,200
44,745	Mondelez International, Inc., Class A	2,012,630
17,113	PepsiCo, Inc.	2,086,759

		13,401,640

	Energy - 2.9%
23,333	Exxon Mobil Corp.	1,854,973
106,811	Kinder Morgan, Inc.	1,823,264
29,791	ONEOK, Inc.	1,830,061

		5,508,298

	Financials - 11.3%
19,878	Allstate Corp. (The)	1,772,919
12,894	Aon PLC	2,128,928
14,405	Chubb Ltd.	1,926,525
11,348	CME Group, Inc.	2,157,028
25,523	Intercontinental Exchange, Inc.	2,085,740
10,988	MSCI, Inc.	1,726,105
21,195	Nasdaq, Inc.	1,935,527
107,404	People’s United Financial, Inc.	1,810,831
28,375	Progressive Corp. (The)	1,880,979
36,222	US Bancorp	1,972,650
13,324	Willis Towers Watson PLC	2,124,512

		21,521,744

	Health Care - 20.4%
29,087	Abbott Laboratories	2,153,892
7,508	Becton, Dickinson and Co.	1,897,647
32,151	Bristol-Myers Squibb Co.	1,718,793
10,420	Cigna Corp.	2,327,620
7,315	Cooper Cos., Inc. (The)	2,039,641
18,335	Danaher Corp.	2,008,416
14,815	HCA Healthcare, Inc.	2,133,212
5,850	Humana, Inc.	1,927,400
15,499	IQVIA Holdings, Inc.(b)	1,938,460
13,979	Johnson & Johnson	2,053,515
20,153	Medtronic PLC	1,965,522

27,883	Merck & Co., Inc.	$2,212,237
45,940	Pfizer, Inc.	2,123,806
17,374	ResMed, Inc.	1,942,239
11,194	Stryker Corp.	1,964,099
8,114	Thermo Fisher Scientific, Inc.	2,024,849
7,385	UnitedHealth Group, Inc.	2,077,844
17,752	Varian Medical Systems, Inc.(b)	2,190,419
21,942	Zoetis, Inc.	2,059,696

		38,759,307

	Industrials - 14.9%
24,326	AMETEK, Inc.	1,786,258
22,562	Eaton Corp. PLC	1,735,920
22,738	Fortive Corp.	1,729,680
9,887	General Dynamics Corp.	1,828,007
11,997	Harris Corp.	1,714,971
12,388	Honeywell International, Inc.	1,817,939
35,236	IHS Markit Ltd.(b)	1,880,545
15,482	J.B. Hunt Transport Services, Inc.	1,646,666
9,251	L3 Technologies, Inc.	1,695,616
5,963	Lockheed Martin Corp.	1,791,464
9,779	Raytheon Co.	1,714,650
27,814	Textron, Inc.	1,561,478
5,456	TransDigm Group, Inc.(b)	1,973,272
14,488	United Technologies Corp.	1,765,218
15,965	Verisk Analytics, Inc.(b)	1,968,804
24,241	Xylem, Inc.	1,769,108

		28,379,596

	Information Technology - 14.8%
20,282	Amphenol Corp., Class A	1,783,599
10,346	ANSYS, Inc.(b)	1,676,259
13,184	Automatic Data Processing, Inc.	1,943,585
14,177	Broadridge Financial Solutions, Inc.	1,500,919
17,299	Citrix Systems, Inc.(b)	1,885,072
21,218	DXC Technology Co.	1,337,583
24,012	Fiserv, Inc.(b)	1,900,070
30,966	FLIR Systems, Inc.	1,420,101
13,235	International Business Machines Corp.	1,644,714
8,595	Intuit, Inc.	1,843,885
15,464	Motorola Solutions, Inc.	2,029,650
39,487	Oracle Corp.	1,925,386
26,170	Paychex, Inc.	1,851,789
19,000	Synopsys, Inc.(b)	1,746,860
12,024	VeriSign, Inc.(b)	1,876,465
100,504	Western Union Co. (The)	1,882,440

		28,248,377

	Materials - 5.0%
11,669	Air Products & Chemicals, Inc.	1,877,192
18,334	Avery Dennison Corp.	1,767,398
45,078	Ball Corp.	2,213,780
20,206	Eastman Chemical Co.	1,592,637
12,457	Ecolab, Inc.	1,999,224

		9,450,231

	Real Estate - 5.1%
43,766	Apartment Investment & Management Co., Class A REIT	2,060,941
18,702	Mid-America Apartment Communities, Inc. REIT	1,936,779
29,718	Regency Centers Corp. REIT	1,891,848
10,536	Simon Property Group, Inc. REIT	1,956,430
19,154	SL Green Realty Corp. REIT	1,846,829

		9,692,827

	Utilities - 6.3%
38,555	CMS Energy Corp.	2,008,330
17,163	DTE Energy Co.	2,055,098
43,965	Exelon Corp.	2,039,536
69,549	NiSource, Inc.	1,837,484

Schedule of Investments(a)

64,356	PPL Corp.	$1,968,650
40,093	Xcel Energy, Inc.	2,102,878

		12,011,976

	Total Common Stocks & Other Equity Interests (Cost $183,034,334)	190,243,413

	Money Market Fund - 0.0%
9,055	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(c) (Cost $9,055)	9,055

	Total Investments in Securities (Cost $183,043,389) - 99.9%	190,252,468
	Other assets less liabilities - 0.1%	107,060

	Net Assets - 100.0%	$190,359,528

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Multi-Factor Large Cap ETF (GMFL)

November 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.8%
	Communication Services - 10.6%
2,092	News Corp., Class A	$27,154
396	Omnicom Group, Inc.	30,480
603	Twenty-First Century Fox, Inc., Class A	29,830
853	Viacom, Inc., Class B	26,324
243	Walt Disney Co. (The)	28,064

		141,852

	Consumer Discretionary - 10.1%
383	Best Buy Co., Inc.	24,738
268	Dollar General Corp.	29,745
385	Kohl’s Corp.	25,861
1,165	PulteGroup, Inc.	30,896
210	PVH Corp.	23,207

		134,447

	Consumer Staples - 6.6%
449	Molson Coors Brewing Co., Class B	29,531
340	Procter & Gamble Co. (The)	32,134
386	Sysco Corp.	26,016

		87,681

	Energy - 5.4%
222	Chevron Corp.	26,405
355	ConocoPhillips	23,494
235	Phillips 66	21,977

		71,876

	Financials - 13.5%
279	Allstate Corp. (The)	24,884
362	Discover Financial Services	25,811
560	Hartford Financial Services Group, Inc. (The)	24,746
557	Loews Corp.	26,769
395	Progressive Corp. (The)	26,185
297	Raymond James Financial, Inc.	23,680
214	Travelers Cos., Inc. (The)	27,899

		179,974

	Health Care - 16.6%
143	Amgen, Inc.	29,780
193	Centene Corp.(b)	27,454
84	Humana, Inc.	27,676
253	ResMed, Inc.	28,283
104	UnitedHealth Group, Inc.	29,261
222	Universal Health Services, Inc., Class B	30,634
89	WellCare Health Plans, Inc.(b)	22,684
217	Zimmer Biomet Holdings, Inc.	25,393

		221,165

	Industrials - 9.9%
270	Ingersoll-Rand PLC	27,950
153	Parker-Hannifin Corp.	26,322
858	Quanta Services, Inc.(b)	30,116
408	Robert Half International, Inc.	25,227
392	Textron, Inc.	22,007

		131,622

	Information Technology - 20.7%
578	Cisco Systems, Inc.	27,669
370	Cognizant Technology Solutions Corp., Class A	26,355
800	Corning, Inc.	25,776

307	DXC Technology Co.	$19,353
1,097	HP, Inc.	25,231
280	KLA-Tencor Corp.	27,597
131	Mastercard, Inc., Class A	26,340
248	Microsoft Corp.	27,501
338	NetApp, Inc.	22,602
330	TE Connectivity Ltd.	25,387
495	Western Digital Corp.	22,468

		276,279

	Materials - 2.0%
434	Nucor Corp.	26,218

	Real Estate - 2.2%
661	CBRE Group, Inc., Class A(b)	28,872

	Utilities - 2.2%
1,896	AES Corp.	29,369

	Total Investments in Securities (Cost $1,345,593) - 99.8%	1,329,355
	Other assets less liabilities - 0.2%	1,998

	Net Assets - 100.0%	$1,331,353

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Strategic Developed ex-US ETF (ISDX)

November 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.5%
	Argentina - 0.0%
89	Adecoagro SA(a)	$621

	Australia - 5.3%
131	AGL Energy Ltd.	1,799
216	Amcor Ltd.	2,118
573	Aurizon Holdings Ltd.	1,762
1,009	BHP Billiton Ltd.	22,613
1,093	BHP Group PLC	20,941
84	BlueScope Steel Ltd.	689
182	Boral Ltd.	678
244	Brambles Ltd.	1,830
83	Caltex Australia Ltd.	1,669
118	Coca-Cola Amatil Ltd.	745
280	Coles Group Ltd.(a)	2,394
40	Computershare Ltd.	530
73	Crown Resorts Ltd.	624
22	CSL Ltd.	2,850
162	Downer EDI Ltd.	742
431	Fortescue Metals Group Ltd.	1,259
363	Incitec Pivot Ltd.	997
361	Insurance Australia Group Ltd.	1,919
114	LendLease Group	1,054
441	Medibank Private Ltd.	779
442	Metcash Ltd.	894
461	Mirvac Group REIT	737
357	OceanaGold Corp.	1,039
89	Orica Ltd.	1,137
361	Origin Energy Ltd.(a)	1,708
247	Qantas Airways Ltd.	1,075
355	QBE Insurance Group Ltd.	2,935
21	Ramsay Health Care Ltd.	831
160	Rio Tinto Ltd.	8,562
278	Rio Tinto PLC	12,624
55	Sonic Healthcare Ltd.	916
750	South32 Ltd.	1,698
168	Tabcorp Holdings Ltd.	526
4,806	Telstra Corp. Ltd.	10,283
49	Treasury Wine Estates Ltd.	506
280	Wesfarmers Ltd.	6,459
303	Woolworths Group Ltd.	6,399
76	WorleyParsons Ltd.	733

		127,054

	Austria - 0.2%
19	ANDRITZ AG	915
20	Verbund AG	818
22	Vienna Insurance Group AG Wiener Versicherung Gruppe	566
36	voestalpine AG	1,196
22	Wienerberger AG	493

		3,988

	Belgium - 1.0%
3	Ackermans & van Haaren NV	482
234	Anheuser-Busch InBev SA/NV	17,921
12	Colruyt SA	767

14	Groupe Bruxelles Lambert SA	$1,260
15	Solvay SA	1,622
13	UCB SA	1,093
21	Umicore SA	911

		24,056

	Canada - 13.9%
54	Aecon Group, Inc.	761
68	Agnico Eagle Mines Ltd.	2,391
417	Aimia, Inc.(a)	1,104
276	Air Canada(a)	6,022
170	Alamos Gold, Inc., Class A	546
282	Alimentation Couche-Tard, Inc., Class B	14,795
95	AltaGas Ltd.	1,033
173	ARC Resources Ltd.	1,184
77	Atco Ltd., Class I	2,354
305	B2Gold Corp.(a)	750
543	Barrick Gold Corp.	6,917
87	BCE, Inc.	3,728
515	Bombardier, Inc., Class B(a)	860
420	Brookfield Asset Management, Inc., Class A	18,404
77	CAE, Inc.	1,563
102	Cameco Corp.	1,210
197	Canadian National Railway Co.	16,921
397	Canadian Natural Resources Ltd.	9,974
33	Canadian Pacific Railway Ltd.	6,977
39	Canadian Solar, Inc.(a)	659
40	Canadian Tire Corp. Ltd., Class A	4,465
88	Canadian Utilities Ltd., Class A	2,074
33	Canfor Corp.(a)	452
85	Cascades, Inc.	800
33	CCL Industries, Inc., Class B	1,368
149	Celestica, Inc.(a)	1,531
728	Cenovus Energy, Inc.	5,379
169	Centerra Gold, Inc.(a)	687
97	CGI Group, Inc., Class A(a)	6,203
96	Chorus Aviation, Inc.	469
128	CI Financial Corp.	1,938
33	Cineplex, Inc.	642
2	Constellation Software, Inc.	1,371
123	Detour Gold Corp.(a)	913
58	Dollarama, Inc.	1,533
52	Dorel Industries, Inc., Class B	714
121	Emera, Inc.	4,060
258	Empire Co. Ltd., Class A	4,886
782	Enbridge, Inc.	25,688
289	Encana Corp.	1,946
53	Enerflex Ltd.	650
70	Enerplus Corp.	673
16	Fairfax Financial Holdings Ltd.	7,562
66	Finning International, Inc.	1,371
103	George Weston Ltd.	7,445
118	Gibson Energy, Inc.	1,896
95	Gildan Activewear, Inc.	3,120
193	Hudbay Minerals, Inc.	979
306	Hudson’s Bay Co.	2,012
182	Husky Energy, Inc.	2,259
197	Hydro One Ltd.(b)	2,914
213	IAMGOLD Corp.(a)	646
127	Imperial Oil Ltd.	3,781
54	Intact Financial Corp.	4,322
135	Inter Pipeline Ltd.	2,170
33	Interfor Corp., Class Common Subscription Receipt(a)	372
68	Keyera Corp.	1,489
844	Kinross Gold Corp.(a)	2,286
38	Kirkland Lake Gold Ltd.	787

Schedule of Investments

30	Linamar Corp.	$1,087
145	Loblaw Cos. Ltd.	6,687
263	Magna International, Inc.	13,121
48	Maple Leaf Foods, Inc.	1,067
77	Martinrea International, Inc.	622
163	MEG Energy Corp.(a)	1,020
35	Methanex Corp.	1,939
117	Metro, Inc.	4,032
19	NFI Group, Inc.	540
34	Norbord, Inc.	950
27	North West Co., Inc. (The)	598
79	Onex Corp.	4,898
66	Open Text Corp.	2,261
48	Pan American Silver Corp.	617
74	Parkland Fuel Corp.	2,179
141	Pembina Pipeline Corp.	4,753
151	Peyto Exploration & Development Corp.	1,152
161	Precision Drilling Corp.(a)	369
125	Restaurant Brands International, Inc.	7,292
21	Ritchie Bros Auctioneers, Inc.	730
37	Rogers Communications, Inc., Class B	1,973
34	Russel Metals, Inc.	592
75	Saputo, Inc.	2,330
137	Seven Generations Energy Ltd., Class A(a)	1,044
40	Shaw Communications, Inc., Class B	753
30	ShawCor Ltd.	441
55	SNC-Lavalin Group, Inc.	2,007
14	Spin Master Corp.(a)(b)	432
50	Stantec, Inc.	1,191
28	Stars Group, Inc. (The)(a)	549
657	Suncor Energy, Inc.	21,177
82	Superior Plus Corp., Class Common Subscription Receipt	642
378	Teck Resources Ltd., Class B	7,653
53	TELUS Corp.	1,902
50	TFI International, Inc.	1,661
124	Thomson Reuters Corp.	6,263
18	Toromont Industries Ltd.	786
127	Tourmaline Oil Corp.	1,758
325	TransAlta Corp.	1,741
42	Transcontinental, Inc., Class A	634
36	Vermilion Energy, Inc.	895
24	West Fraser Timber Co. Ltd.	1,252
139	WestJet Airlines Ltd.	2,155
40	WSP Global, Inc.	1,969

		329,720

	Chile - 0.0%
301	Lundin Mining Corp.	1,311

	Colombia - 0.1%
161	Gran Tierra Energy, Inc.(a)	429
16	Millicom International Cellular SA SDR	942

		1,371

	Denmark - 1.2%
6	AP Moller - Maersk A/S, Class B	8,539
23	Carlsberg A/S, Class B	2,547
9	Coloplast A/S, Class B	858
14	DSV A/S	1,071
221	Novo Nordisk A/S, Class B	10,260
22	Novozymes A/S, Class B	1,025
19	Pandora A/S	1,027
33	Vestas Wind Systems A/S	2,463

		27,790

	Finland - 0.9%
16	Elisa Oyj	642
80	Fortum Oyj	1,668
24	Kesko Oyj, Class B	1,398

43	Kone Oyj, Class B	$2,131
21	Metso Oyj	598
14	Neste Oyj	1,094
775	Nokia Oyj	4,261
18	Nokian Renkaat Oyj	576
18	Orion Oyj, Class B	601
94	Outokumpu Oyj	391
64	Sampo Oyj, Class A	2,857
111	Stora Enso Oyj, Class R	1,414
82	UPM-Kymmene Oyj	2,185
45	Wartsila Oyj Abp	733

		20,549

	France - 8.6%
269	Air France-KLM(a)	3,101
49	Air Liquide SA	5,922
67	Airbus SE	7,178
30	Alstom SA	1,317
12	Arkema SA	1,139
13	Atos SE	1,104
166	Bollore SA	727
75	Bouygues SA	2,884
30	Bureau Veritas SA	663
19	Capgemini SE	2,217
345	Carrefour SA	6,211
62	Casino Guichard Perrachon SA	2,802
147	Cie de Saint-Gobain	5,448
40	Cie Generale des Etablissements Michelin SCA	4,186
37	Criteo SA ADR(a)	862
70	Danone SA	5,236
5	Dassault Systemes SE	600
21	Eiffage SA	1,998
200	Electricite de France SA	3,286
35	Elior Group SA(b)	519
24	Elis SA	470
929	Engie SA	13,064
15	EssilorLuxottica SA	1,905
8	Eurazeo SE	599
16	Faurecia SA	624
4	Iliad SA	540
4	Kering SA	1,739
67	Lagardere SCA	1,895
23	Legrand SA	1,409
17	LVMH Moet Hennessy Louis Vuitton SE	4,861
643	Orange SA	11,037
17	Pernod Ricard SA	2,718
212	Peugeot SA	4,657
32	Publicis Groupe SA	1,897
136	Rallye SA	1,478
54	Renault SA	3,794
126	Rexel SA	1,511
9	Rubis SCA	485
32	Safran SA	3,998
268	Sanofi	24,218
89	Schneider Electric SE	6,477
69	SCOR SE	3,316
19	Sodexo SA	1,967
37	SPIE SA	527
142	Suez	2,110
5	Teleperformance	828
11	Thales SA	1,349
599	Total SA	33,345
41	Valeo SA	1,170
112	Vallourec SA(a)	264
188	Veolia Environnement SA	3,996
91	Vinci SA	7,944

Schedule of Investments

8	Wendel SA	$972

		204,564

	Germany - 6.2%
13	adidas AG	2,867
13	Aurubis AG	708
172	BASF SE	12,536
109	Bayer AG	7,970
6	Beiersdorf AG	642
16	Bilfinger SE	524
27	Brenntag AG	1,248
223	Ceconomy AG	1,041
17	Continental AG	2,546
25	Covestro AG(b)	1,440
246	Daimler AG	13,842
95	Deutsche Lufthansa AG	2,313
189	Deutsche Post AG	6,018
861	Deutsche Telekom AG	15,096
1,058	E.ON SE	10,787
31	Freenet AG	638
61	Fresenius SE & Co. KGaA	3,462
12	FUCHS PETROLUB SE (Preference Shares)	497
28	GEA Group AG	756
16	Hannover Rueck SE	2,223
31	HeidelbergCement AG	2,060
41	Henkel AG & Co. KGaA (Preference Shares)	4,730
5	HOCHTIEF AG	711
9	HUGO BOSS AG	622
68	Infineon Technologies AG	1,424
49	K+S AG	860
7	KION Group AG	395
16	LANXESS AG	877
9	Leoni AG	287
42	Merck KGaA	4,630
50	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	10,864
17	OSRAM Licht AG	779
28	Porsche Automobil Holding SE (Preference Shares)	1,791
66	ProSiebenSat.1 Media SE	1,340
6	Rheinmetall AG	556
291	RWE AG	6,282
15	Salzgitter AG	481
102	Schaeffler AG (Preference Shares)	878
133	Siemens AG	15,420
8	Symrise AG	646
188	Telefonica Deutschland Holding AG	761
132	thyssenkrupp AG	2,465
80	TUI AG	1,147
9	United Internet AG	405

		147,565

	Ghana - 0.0%
286	Tullow Oil PLC(a)	673

	Hong Kong - 1.5%
1,443	AIA Group Ltd.	11,773
665	CK Hutchison Holdings Ltd.	6,951
317	CLP Holdings Ltd.	3,494
1,537	First Pacific Co. Ltd.	593
717	HKT Trust & HKT Ltd.	1,037
648	Hong Kong & China Gas Co. Ltd.	1,307
33	Jardine Matheson Holdings Ltd.	2,179
135	Kerry Properties Ltd.	463
3,172	Li & Fung Ltd.	649
101	Melco Resorts & Entertainment Ltd. ADR	1,825
236	MTR Corp. Ltd.	1,224

1,180	PCCW Ltd.	$692
166	Swire Pacific Ltd., Class A	1,835
112	Techtronic Industries Co. Ltd.	603
1,730	WH Group Ltd.(b)	1,262

		35,887

	Indonesia - 0.0%
2,792	Golden Agri-Resources Ltd.	499

	Ireland - 0.2%
34	James Hardie Industries PLC	397
11	Kerry Group PLC, Class A	1,136
27	Ryanair Holdings PLC ADR(a)	2,223
40	Smurfit Kappa Group PLC	1,080

		4,836

	Israel - 0.2%
43	Check Point Software Technologies Ltd.(a)	4,808
7	Mellanox Technologies Ltd.(a)	650

		5,458

	Italy - 1.6%
379	A2A SpA	638
2,546	Enel SpA	13,808
896	Eni SpA	14,453
174	Hera SpA	478
13	Luxottica Group SpA	757
176	Mediaset SpA(a)	546
236	Saipem SpA(a)	1,032
141	Societa Cattolica di Assicurazioni SC	1,162
6,267	Telecom Italia SpA(a)	4,079
268	UnipolSai Assicurazioni SpA	624

		37,577

	Japan - 21.0%
249	Aeon Co. Ltd.	5,967
56	AGC, Inc.	1,901
31	Air Water, Inc.	502
45	Aisin Seiki Co. Ltd.	1,779
85	Ajinomoto Co., Inc.	1,469
69	Alfresa Holdings Corp.	1,835
37	Alps Electric Co. Ltd.	857
65	Amada Holdings Co. Ltd.	705
29	ANA Holdings, Inc.	1,035
43	Asahi Group Holdings Ltd.	1,800
213	Asahi Kasei Corp.	2,332
23	Bandai Namco Holdings, Inc.	966
150	Bridgestone Corp.	6,077
44	Brother Industries Ltd.	735
200	Canon, Inc.	5,671
21	Central Japan Railway Co.	4,314
260	Chubu Electric Power Co., Inc.	3,897
122	Chugoku Electric Power Co., Inc. (The)	1,541
32	Cosmo Energy Holdings Co. Ltd.	747
87	Dai Nippon Printing Co. Ltd.	2,012
62	Daicel Corp.	693
64	Daiichi Sankyo Co. Ltd.	2,349
24	Daikin Industries Ltd.	2,665
11	Daito Trust Construction Co. Ltd.	1,437
98	Daiwa House Industry Co. Ltd.	3,085
16	Denka Co. Ltd.	516
94	Denso Corp.	4,344
36	Dentsu, Inc.	1,604
21	DIC Corp.	667
12	Don Quijote Holdings Co. Ltd.	728
59	East Japan Railway Co.	5,362
20	Eisai Co. Ltd.	1,834
48	Electric Power Development Co. Ltd.	1,235
6	Familymart UNY Holdings Co. Ltd.	851
15	FANUC Corp.	2,561

Schedule of Investments

3	Fast Retailing Co. Ltd.	$1,560
22	Fuji Electric Co. Ltd.	691
98	FUJIFILM Holdings Corp.	3,892
91	Fujikura Ltd.	395
17	Furukawa Electric Co. Ltd.	496
37	H2O Retailing Corp.	634
45	Hakuhodo DY Holdings, Inc.	689
41	Hankyu Hanshin Holdings, Inc.	1,390
21	Hanwa Co. Ltd.	629
63	Haseko Corp.	762
78	Hino Motors Ltd.	797
289	Hitachi Ltd.	8,368
58	Hitachi Metals Ltd.	653
102	Hokkaido Electric Power Co., Inc.	699
81	Hokuriku Electric Power Co.(a)	721
516	Honda Motor Co. Ltd.	14,551
38	Hoya Corp.	2,309
38	Ibiden Co. Ltd.	528
58	Idemitsu Kosan Co. Ltd.	2,110
37	IHI Corp.	1,126
250	Inpex Corp.	2,653
110	Isetan Mitsukoshi Holdings Ltd.	1,272
123	Isuzu Motors Ltd.	1,750
334	ITOCHU Corp.	5,930
62	J Front Retailing Co. Ltd.	846
31	Japan Airlines Co. Ltd.	1,118
570	Japan Display, Inc.(a)	351
160	Japan Tobacco, Inc.	3,979
173	JFE Holdings, Inc.	3,049
31	JGC Corp.	453
62	JTEKT Corp.	788
1,338	JXTG Holdings, Inc.	8,087
101	Kajima Corp.	1,397
11	Kaneka Corp.	412
36	Kanematsu Corp.	459
270	Kansai Electric Power Co., Inc. (The)	4,052
41	Kao Corp.	3,018
48	Kawasaki Heavy Industries Ltd.	1,117
47	Kawasaki Kisen Kaisha Ltd.(a)	675
317	KDDI Corp.	7,437
13	Keio Corp.	719
2	Keyence Corp.	1,085
34	Kintetsu Group Holdings Co. Ltd.	1,416
110	Kirin Holdings Co. Ltd.	2,582
186	Kobe Steel Ltd.	1,530
9	Koito Manufacturing Co. Ltd.	483
117	Komatsu Ltd.	3,125
141	Konica Minolta, Inc.	1,269
44	K’s Holdings Corp.	464
64	Kuraray Co. Ltd.	994
58	Kyocera Corp.	3,129
155	Kyushu Electric Power Co., Inc.	1,820
10	Lawson, Inc.	654
17	Makita Corp.	667
836	Marubeni Corp.	6,240
244	Mazda Motor Corp.	2,600
78	Medipal Holdings Corp.	1,786
16	MEIJI Holdings Co. Ltd.	1,258
44	MinebeaMitsumi, Inc.	714
409	Mitsubishi Chemical Holdings Corp.	3,345
372	Mitsubishi Corp.	10,031
113	Mitsubishi Estate Co. Ltd.	1,812
56	Mitsubishi Materials Corp.	1,571
172	Mitsubishi Motors Corp.	1,054
37	Mitsubishi Tanabe Pharma Corp.	568
529	Mitsui & Co. Ltd.	8,267
47	Mitsui Chemicals, Inc.	1,192

40	Mitsui E&S Holdings Co. Ltd.(a)	$434
104	Mitsui Fudosan Co. Ltd.	2,487
13	Mitsui Mining & Smelting Co. Ltd.	297
60	Mitsui OSK Lines Ltd.	1,410
194	MS&AD Insurance Group Holdings, Inc.	5,886
18	Murata Manufacturing Co. Ltd.	2,745
34	Nagase & Co. Ltd.	508
36	Nagoya Railroad Co. Ltd.	902
107	NEC Corp.	3,317
42	NGK Insulators Ltd.	623
26	NH Foods Ltd.	964
65	NHK Spring Co. Ltd.	578
67	Nikon Corp.	1,050
4	Nintendo Co. Ltd.	1,219
24	Nippon Electric Glass Co. Ltd.	645
21	Nippon Express Co. Ltd.	1,265
61	Nippon Paper Industries Co. Ltd.	1,134
56	Nippon Sheet Glass Co. Ltd.	477
313	Nippon Steel & Sumitomo Metal Corp.	5,722
424	Nippon Telegraph & Telephone Corp.	17,475
94	Nippon Yusen K.K.	1,595
879	Nissan Motor Co. Ltd.	7,697
46	Nisshinbo Holdings, Inc.	418
4	Nitori Holdings Co. Ltd.	536
22	Nitto Denko Corp.	1,202
26	Nomura Real Estate Holdings, Inc.	513
13	Nomura Research Institute Ltd.	571
81	NSK Ltd.	761
128	NTN Corp.	429
128	NTT Data Corp.	1,488
235	NTT DoCoMo, Inc.	5,440
182	Obayashi Corp.	1,814
35	Odakyu Electric Railway Co. Ltd.	784
231	OJI Holdings Corp.	1,351
25	Omron Corp.	1,099
27	Ono Pharmaceutical Co. Ltd.	653
8	Oriental Land Co. Ltd.	796
325	ORIX Corp.	5,265
102	Osaka Gas Co. Ltd.	1,859
51	Otsuka Holdings Co. Ltd.	2,486
514	Panasonic Corp.	5,271
119	Rakuten, Inc.	958
266	Ricoh Co. Ltd.	2,582
12	Rohm Co. Ltd.	835
28	Secom Co. Ltd.	2,369
32	Sega Sammy Holdings, Inc.	451
42	Seibu Holdings, Inc.	776
63	Seiko Epson Corp.	1,001
36	Seino Holdings Co. Ltd.	534
79	Sekisui Chemical Co. Ltd.	1,282
147	Sekisui House Ltd.	2,215
158	Seven & i Holdings Co. Ltd.	6,878
55	Shikoku Electric Power Co., Inc.	661
5	Shimano, Inc.	730
126	Shimizu Corp.	1,076
35	Shin-Etsu Chemical Co. Ltd.	3,124
24	Shionogi & Co. Ltd.	1,587
16	Shiseido Co. Ltd.	1,018
24	Showa Denko K.K.	962
68	Showa Shell Sekiyu K.K.	1,053
4	SMC Corp.	1,356
153	SoftBank Group Corp.	12,836
437	Sojitz Corp.	1,547
80	Sompo Holdings, Inc.	3,090
230	Sony Corp.	12,026
17	Stanley Electric Co. Ltd.	495
131	Subaru Corp.	2,911

Schedule of Investments

468	Sumitomo Chemical Co. Ltd.	$2,539
328	Sumitomo Corp.	5,036
41	Sumitomo Forestry Co. Ltd.	605
25	Sumitomo Heavy Industries Ltd.	829
38	Sumitomo Metal Mining Co. Ltd.	1,106
49	Sumitomo Rubber Industries Ltd.	655
19	Suntory Beverage & Food Ltd.	796
64	Suzuki Motor Corp.	3,187
32	Taiheiyo Cement Corp.	1,082
37	Taisei Corp.	1,626
6	Taisho Pharmaceutical Holdings Co. Ltd.	693
55	Takashimaya Co. Ltd.	799
123	Takeda Pharmaceutical Co. Ltd.	4,609
21	TDK Corp.	1,655
51	Teijin Ltd.	880
19	Terumo Corp.	1,119
36	Tobu Railway Co. Ltd.	1,030
19	Toho Gas Co. Ltd.	768
26	Toho Holdings Co. Ltd.	690
225	Tohoku Electric Power Co., Inc.	2,941
163	Tokio Marine Holdings, Inc.	8,046
1,440	Tokyo Electric Power Co. Holdings, Inc.(a)	8,738
11	Tokyo Electron Ltd.	1,538
126	Tokyo Gas Co. Ltd.	3,245
85	Tokyu Corp.	1,479
116	Tokyu Fudosan Holdings Corp.	651
91	Toppan Printing Co. Ltd.	1,465
301	Toray Industries, Inc.	2,360
147	Toshiba Corp.(a)	4,557
55	Tosoh Corp.	775
54	Toyo Seikan Group Holdings Ltd.	1,229
31	Toyota Industries Corp.	1,589
570	Toyota Motor Corp.	34,150
95	Toyota Tsusho Corp.	3,280
28	Ube Industries Ltd.	638
28	Unicharm Corp.	876
35	West Japan Railway Co.	2,438
10	Yakult Honsha Co. Ltd.	753
228	Yamada Denki Co. Ltd.	1,102
12	Yamaha Corp.	517
49	Yamaha Motor Co. Ltd.	1,008
57	Yamato Holdings Co. Ltd.	1,505
31	Yamazaki Baking Co. Ltd.	651
26	Yokohama Rubber Co. Ltd. (The)	544

		499,589

	Jersey Island - 0.0%
9	Randgold Resources Ltd.	720

	Luxembourg - 0.3%
185	ArcelorMittal	4,192
21	Orion Engineered Carbons SA	549
61	Tenaris SA	734
103	Ternium SA ADR	2,989

		8,464

	Macau - 0.1%
164	Galaxy Entertainment Group Ltd.	1,007
501	SJM Holdings Ltd.	451

		1,458

	Mongolia - 0.0%
457	Turquoise Hill Resources Ltd.(a)	823

	Netherlands - 3.3%
36	Akzo Nobel NV	3,020
147	Altice Europe NV, Class A(a)	356
18	ASML Holding NV	3,039
24	Boskalis Westminster NV	663
6	Cimpress NV(a)	724

111	Exor NV	$6,523
37	Fugro NV CVA(a)	450
11	Gemalto NV(a)	630
27	Heineken NV	2,471
326	Koninklijke Ahold Delhaize NV	8,381
114	Koninklijke BAM Groep NV	357
22	Koninklijke DSM NV	1,949
879	Koninklijke KPN NV	2,600
128	Koninklijke Philips NV	4,818
84	NXP Semiconductors NV	7,003
28	Randstad NV	1,362
1,076	Royal Dutch Shell PLC, Class A	32,535
29	Wolters Kluwer NV	1,751

		78,632

	New Zealand - 0.1%
252	Fletcher Building Ltd.(a)	824
393	Spark New Zealand Ltd.	1,142

		1,966

	Norway - 0.3%
93	Gjensidige Forsikring ASA	1,450
50	Marine Harvest ASA	1,169
280	Norsk Hydro ASA	1,318
136	Orkla ASA	1,122
47	Yara International ASA	1,886

		6,945

	Portugal - 0.1%
844	EDP-Energias de Portugal SA	2,950
53	Jeronimo Martins SGPS SA	633

		3,583

	Russia - 0.4%
2,661	VEON Ltd. ADR	7,238
55	X5 Retail Group NV GDR(b)	1,402
34	Yandex NV, Class A(a)	1,003

		9,643

	Singapore - 0.3%
618	Genting Singapore Ltd.	437
31	Jardine Cycle & Carriage Ltd.	795
282	Sembcorp Industries Ltd.	537
162	Singapore Airlines Ltd.	1,123
235	Singapore Technologies Engineering Ltd.	608
1,275	Singapore Telecommunications Ltd.	2,862
648	Wilmar International Ltd.	1,436

		7,798

	South Africa - 0.2%
231	Anglo American PLC	4,616

	South Korea - 4.5%
2	CJ CheilJedang Corp.	600
8	CJ Corp.	931
11	Daelim Industrial Co. Ltd.	930
23	DB Insurance Co. Ltd.	1,389
49	Doosan Heavy Industries & Construction Co. Ltd.(a)	498
4	E-MART, Inc.	696
14	GS Engineering & Construction Corp.	545
18	GS Holdings Corp.	827
18	Hankook Tire Co. Ltd.	687
32	Hanwha Chemical Corp.	540
91	Hanwha Corp.	2,435
3	Hyosung Corp.	139
21	Hyundai Heavy Industries Co. Ltd.(a)	2,473
37	Hyundai Marine & Fire Insurance Co. Ltd.	1,322
15	Hyundai Mobis Co. Ltd.	2,415
55	Hyundai Motor Co.	5,250
32	Hyundai Steel Co.	1,230
125	Kia Motors Corp.	3,401

Schedule of Investments

26	Korea Gas Corp.(a)	$1,183
32	Korean Air Lines Co. Ltd.	911
49	Korean Reinsurance Co.	389
130	KT Corp. ADR	1,914
14	KT&G Corp.	1,299
7	LG Chem Ltd.	2,158
17	LG Corp.	1,095
137	LG Display Co. Ltd.	2,145
36	LG Electronics, Inc.	2,328
87	LG Uplus Corp.	1,374
3	Lotte Chemical Corp.	729
7	Lotte Shopping Co. Ltd.	1,346
8	LS Corp.	378
5	NAVER Corp.	564
27	POSCO	5,961
11	Samsung C&T Corp.	1,006
8	Samsung Electro-Mechanics Co. Ltd.	860
926	Samsung Electronics Co. Ltd.	34,572
9	Samsung Fire & Marine Insurance Co. Ltd.	2,188
138	Samsung Heavy Industries Co. Ltd.(a)	913
6	Samsung SDI Co. Ltd.	1,105
10	SK Holdings Co. Ltd.	2,511
68	SK Hynix, Inc.	4,222
22	SK Innovation Co. Ltd.	3,857
160	SK Networks Co. Ltd.	707
12	SK Telecom Co. Ltd.	3,099
10	S-Oil Corp.	986

		106,108

	Spain - 2.3%
8	Acciona SA	735
102	ACS Actividades de Construccion y Servicios SA	3,913
6	Aena SME SA(b)	952
25	Amadeus IT Group SA	1,791
275	Distribuidora Internacional de Alimentacion SA	206
144	Endesa SA	3,209
82	Ferrovial SA	1,687
34	Grifols SA	953
1,424	Iberdrola SA	10,625
85	Industria de Diseno Textil SA	2,607
446	Mapfre SA	1,275
90	Naturgy Energy Group SA	2,226
72	Red Electrica Corp. SA	1,550
396	Repsol SA	6,838
1,830	Telefonica SA	16,427

		54,994

	Sweden - 1.4%
29	Alfa Laval AB	624
78	Assa Abloy AB, Class B	1,450
74	Atlas Copco AB, Class A	1,814
34	Boliden AB	762
62	Electrolux AB, Series B	1,409
72	Getinge AB, Class B	744
221	Hennes & Mauritz AB, Class B	4,071
23	Holmen AB, Class B	485
73	Husqvarna AB, Class B	575
21	ICA Gruppen AB	762
43	NCC AB, Class B	648
179	Ratos AB, Class B	487
117	Sandvik AB	1,735
65	Securitas AB, Class B	1,095
101	Skanska AB, Class B	1,588
71	SKF AB, Class B	1,121
154	SSAB AB, Class A	551
18	Swedish Match AB	703
103	Tele2 AB, Class B	1,288

762	Telefonaktiebolaget LM Ericsson, Class B	$6,356
31	Trelleborg AB, Class B	529
307	Volvo AB, Class B	4,270

		33,067

	Switzerland - 6.1%
309	ABB Ltd.	6,249
50	Adecco Group AG	2,472
228	Aryzta AG(a)	305
55	Cie Financiere Richemont SA	3,573
26	Clariant AG(a)	515
23	Coca-Cola HBC AG(a)	685
35	GAM Holding AG(a)	184
3	Geberit AG	1,168
1	Georg Fischer AG	778
1	Givaudan SA	2,462
3,595	Glencore PLC	13,309
9	Kuehne + Nagel International AG	1,265
93	LafargeHolcim Ltd.(a)	4,168
4	Lonza Group AG(a)	1,292
425	Nestle SA	36,208
359	Novartis AG	32,676
5	Panalpina Welttransport Holding AG	704
10	Pargesa Holding SA	692
1	Partners Group Holding AG	655
100	Roche Holding AG	25,927
11	Schindler Holding AG-PC	2,201
9	Sika AG	1,114
5	Sonova Holding AG	807
65	STMicroelectronics NV	953
6	Swatch Group AG (The)-BR	1,785
5	Swisscom AG	2,398

		144,545

	United Kingdom - 14.0%
24	Admiral Group PLC	638
20	Ashtead Group PLC	449
45	Associated British Foods PLC	1,392
142	AstraZeneca PLC	11,083
475	BAE Systems PLC	2,978
187	Barratt Developments PLC	1,103
127	BBA Aviation PLC	385
73	Beazley PLC	521
14	Bellway PLC	454
18	Berkeley Group Holdings PLC (The)	741
6,166	BP PLC	40,909
257	British American Tobacco PLC	9,017
2,707	BT Group PLC	9,049
42	Bunzl PLC	1,295
50	Burberry Group PLC	1,133
600	Capita PLC(a)	791
3,159	Centrica PLC	5,552
407	Cobham PLC(a)	530
88	Coca-Cola European Partners PLC	4,272
227	Compass Group PLC	4,861
9	Croda International PLC	560
57	Daily Mail & General Trust PLC NV, Class A	451
17	DCC PLC	1,281
183	Diageo PLC	6,593
384	Direct Line Insurance Group PLC	1,607
329	Dixons Carphone PLC	679
156	Drax Group PLC	777
145	DS Smith PLC	618
94	Experian PLC	2,287
695	Firstgroup PLC(a)	791
353	G4S PLC	874
757	GlaxoSmithKline PLC	15,662
40	Hiscox Ltd.	860

Schedule of Investments

36	IMI PLC	$447
177	Imperial Brands PLC	5,443
137	Inchcape PLC	1,016
80	Informa PLC	705
148	Inmarsat PLC	771
22	InterContinental Hotels Group PLC	1,179
86	International Consolidated Airlines Group SA	686
11	Intertek Group PLC	659
645	ITV PLC	1,195
827	J Sainsbury PLC	3,218
94	John Wood Group PLC	762
44	Johnson Matthey PLC	1,642
819	Kingfisher PLC	2,612
649	Liberty Global PLC, Series C(a)	15,764
297	Man Group PLC	551
32	Manchester United PLC, Class A	589
698	Marks & Spencer Group PLC	2,607
151	Meggitt PLC	998
529	Melrose Industries PLC	1,192
117	Merlin Entertainments PLC(b)	502
64	Mondi PLC	1,396
909	National Grid PLC	9,660
27	Next PLC	1,688
82	Nomad Foods Ltd.(a)	1,658
199	Pearson PLC	2,446
75	Pennon Group PLC	689
82	Pentair PLC	3,501
41	Persimmon PLC	994
103	Petrofac Ltd.	669
1,202	Prudential PLC	23,626
74	Reckitt Benckiser Group PLC	6,148
599	RELX PLC	12,477
352	Rolls-Royce Holdings PLC	3,816
16,192	Rolls-Royce Holdings PLC, C Shares(a)	21
285	Royal Mail PLC	1,163
176	RSA Insurance Group PLC	1,218
857	Saga PLC	1,232
110	Sage Group PLC (The)	816
94	Smith & Nephew PLC	1,709
51	Smiths Group PLC	904
331	SSE PLC	4,627
80	Subsea 7 SA	860
106	Tate & Lyle PLC	971
502	Taylor Wimpey PLC	858
2,747	Tesco PLC	6,924
556	Thomas Cook Group PLC	214
73	Travis Perkins PLC	1,028
272	Unilever NV CVA	15,092
303	Unilever PLC	16,405
13,348	Vodafone Group PLC	28,772
25	Weir Group PLC (The)	470
22	Whitbread PLC	1,291
170	William Hill PLC	351
855	WM Morrison Supermarkets PLC	2,592
301	WPP PLC	3,325

		332,342

	United States - 4.2%
74	Aon PLC	12,218
70	Aptiv PLC	5,033
10	Atlassian Corp. PLC, Class A(a)	859
52	BrightSphere Investment Group PLC	685
38	BRP, Inc.	1,354
105	Carnival PLC	6,100
72	Constellium NV, Class A(a)	604
4	Core Laboratories NV	332
68	Cott Corp.	1,009

483	Flex Ltd.(a)	$4,226
38	Garmin Ltd.	2,533
132	IHS Markit Ltd.(a)	7,045
51	International Game Technology PLC	878
11	LivaNova PLC(a)	1,113
146	LyondellBasell Industries NV, Class A	13,623
16	Masonite International Corp.(a)	859
18	Maxar Technologies Ltd.	298
59	Michael Kors Holdings Ltd.(a)	2,581
216	Mylan NV(a)	7,314
123	Resolute Forest Products, Inc.(a)	1,349
35	Sensata Technologies Holding PLC(a)	1,619
72	Shire PLC	4,180
22	STERIS PLC	2,620
110	TE Connectivity Ltd.	8,462
52	Travelport Worldwide Ltd.	795
55	Waste Connections, Inc.	4,315
282	Weatherford International PLC(a)	161
48	Willis Towers Watson PLC	7,654

		99,819

	Total Common Stocks & Other Equity Interests (Cost $2,504,527)	2,368,631

	Money Market Fund - 0.2%
3,774	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(c) (Cost $3,774)	3,774

	Total Investments in Securities (Cost $2,508,301) - 99.7%	2,372,405
	Other assets less liabilities - 0.3%	7,236

	Net Assets - 100.0%	$2,379,641

Investment Abbreviations:

ADR - American Depositary Receipt

BR - Bearer Shares

CVA - Dutch Certificates

GDR - Global Depositary Receipt

PC - Participation Certificate

REIT - Real Estate Investment Trust

SDR - Swedish Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2018 was $9,423, which represented less than 1% of the Fund’s Net Assets.

(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.

Schedule of Investments

Invesco Strategic Developed ex-US Small Company ETF (ISDS)

November 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.7%
	Argentina - 0.0%
17	Globant SA(a)	$997

	Australia - 5.8%
305	A2B Australia Ltd.	490
514	Adelaide Brighton Ltd.	1,944
467	ALS Ltd.	2,469
196	Ansell Ltd.	3,265
683	Ardent Leisure Group Ltd.	746
172	Aristocrat Leisure Ltd.	2,972
764	Ausdrill Ltd.	809
1,761	Australian Pharmaceutical Industries Ltd.	1,884
1,262	Automotive Holdings Group Ltd.	1,502
128	Bapcor Ltd.	574
1,337	Beach Energy Ltd.	1,489
122	Bega Cheese Ltd.	528
8	Blackmores Ltd.	724
47	Breville Group Ltd.	376
152	Brickworks Ltd.	1,813
772	Cardno Ltd.(a)	609
166	carsales.com Ltd.	1,439
134	CIMIC Group Ltd.	3,973
2,531	Cleanaway Waste Management Ltd.	3,142
21	Cochlear Ltd.	2,596
1,051	CSR Ltd.	2,302
18	Domino’s Pizza Enterprises Ltd.	605
455	DuluxGroup Ltd.	2,276
441	Estia Health Ltd.	692
1,005	Evolution Mining Ltd.	2,304
63	Flight Centre Travel Group Ltd.	2,247
805	G8 Education Ltd.	1,646
864	GrainCorp Ltd., Class A	4,606
40	GUD Holdings Ltd.	357
1,577	Harvey Norman Holdings Ltd.	3,639
2,490	Healthscope Ltd.	4,109
266	HT&E Ltd.	342
276	Iluka Resources Ltd.	1,626
136	InvoCare Ltd.	1,169
478	IOOF Holdings Ltd.	2,408
50	IRESS Ltd.	414
228	JB Hi-Fi Ltd.	3,858
820	Maca Ltd.	536
23	Magellan Financial Group Ltd.	438
12	McMillan Shakespeare Ltd.	124
187	Mineral Resources Ltd.	2,082
187	Monadelphous Group Ltd.	1,916
3,184	Mount Gibson Iron Ltd.	1,186
7,250	Myer Holdings Ltd.(a)	2,409
445	MYOB Group Ltd.	1,124
128	Navitas Ltd.	465
579	nib Holdings Ltd.	2,097
1,216	Nine Entertainment Co. Holdings Ltd.	1,558
298	Northern Star Resources Ltd.	1,737
408	Nufarm Ltd.	1,806
1,747	Orora Ltd.	4,172
559	OZ Minerals Ltd.	3,535

172	Pact Group Holdings Ltd.	$431
293	Pendal Group Ltd.	1,810
79	Perpetual Ltd.	2,043
326	Platinum Asset Management Ltd.	1,288
147	Premier Investments Ltd.	1,794
1,068	Primary Health Care Ltd.	2,067
1,657	Qube Holdings Ltd.	3,231
6	REA Group Ltd.	333
407	Regis Resources Ltd.	1,260
1,583	Resolute Mining Ltd.	1,098
159	Sandfire Resources NL	743
232	SEEK Ltd.	3,131
132	Seven Group Holdings Ltd.	1,535
3,728	Seven West Media Ltd.(a)	1,851
3,982	Sigma Healthcare Ltd.	1,425
1,775	Southern Cross Media Group Ltd.	1,400
304	St. Barbara Ltd.	986
1,229	Star Entertainment Group Ltd. (The)	3,931
189	Steadfast Group Ltd.	373
320	Super Retail Group Ltd.	1,711
240	Tassal Group Ltd.	736
376	TPG Telecom Ltd.	1,974
490	Village Roadshow Ltd.(a)	877
686	Vocus Group Ltd.(a)	1,678
674	Whitehaven Coal Ltd.	2,097

		132,932

	Austria - 0.5%
23	ams AG(a)	640
55	AT&S Austria Technologie & Systemtechnik AG	1,101
11	Do & Co. AG	1,140
40	Lenzing AG	3,813
64	Oesterreichische Post AG	2,357
46	Porr AG	1,042
9	Schoeller-Bleckmann Oilfield Equipment AG	753
34	Semperit AG Holding(a)	483
109	Zumtobel Group AG(a)	1,074

		12,403

	Belgium - 1.2%
660	AGFA-Gevaert NV(a)	2,840
17	Barco NV	1,904
112	Bekaert SA NV	2,924
238	bpost SA	3,075
17	Cie d’Entreprises CFE	1,802
73	D’Ieteren SA/NV	2,931
223	Econocom Group SA/NV	813
37	KBC Ancora	1,714
327	Nyrstar NV(a)	277
64	Ontex Group NV	1,348
69	Orange Belgium SA	1,289
48	Recticel SA	360
63	Telenet Group Holding NV	3,126
47	Tessenderlo Group SA(a)	1,634
244	Viohalco SA(a)	717

		26,754

	Canada - 5.9%
44	AG Growth International, Inc.	1,784
409	AGF Management Ltd., Class B	1,539
209	AGT Food & Ingredients, Inc.	2,436
174	Alcanna, Inc.	960
30	Altus Group Ltd./Canada	595
1,291	Asanko Gold, Inc.(a)	845
1,796	Athabasca Oil Corp.(a)	1,392
199	ATS Automation Tooling Systems, Inc.(a)	2,548
285	AutoCanada, Inc.	2,738
86	Badger Daylighting Ltd.	2,062

Schedule of Investments

320	Bird Construction, Inc.	$1,613
304	Black Diamond Group Ltd.(a)	505
157	Calfrac Well Services Ltd.(a)	315
752	Canaccord Genuity Group, Inc.	3,683
3,350	Capstone Mining Corp.(a)	1,588
508	Cardinal Energy Ltd., Class Common Subscription Receipt	986
25	Cargojet, Inc.	1,533
396	CES Energy Solutions Corp.	947
64	Cogeco Communications, Inc.	3,111
30	Cogeco, Inc.	1,405
38	Colliers International Group, Inc.	2,502
112	Computer Modelling Group Ltd.	558
85	Descartes Systems Group, Inc. (The)(a)	2,503
124	DIRTT Environmental Solutions(a)	635
938	Dundee Precious Metals, Inc.(a)	2,414
20	Enghouse Systems Ltd.	1,027
879	Ensign Energy Services, Inc.	3,340
143	Exchange Income Corp.	3,345
508	Extendicare, Inc.	2,633
260	Fiera Capital Corp., Class A	2,242
31	FirstService Corp.	2,351
390	Fortuna Silver Mines, Inc.(a)	1,253
100	Gluskin Sheff + Associates, Inc.	811
85	Great Canadian Gaming Corp.(a)	3,295
390	Guyana Goldfields, Inc.(a)	396
189	High Liner Foods, Inc.	976
499	Horizon North Logistics, Inc.	830
223	Intertape Polymer Group, Inc.	2,834
1,209	Just Energy Group, Inc.	5,158
11	Kinaxis, Inc.(a)	615
1,373	Lucara Diamond Corp.	1,952
56	Magellan Aerospace Corp.	697
214	Medical Facilities Corp.	2,592
156	Morneau Shepell, Inc., Class Common Subscription Receipt	3,066
25	MTY Food Group, Inc.	1,234
312	Mullen Group Ltd.	2,887
383	NuVista Energy Ltd.(a)	1,112
707	Painted Pony Energy Ltd.(a)	931
146	Paramount Resources Ltd., Class A(a)	798
131	Pason Systems, Inc.	1,964
930	Premier Gold Mines Ltd.(a)	1,099
52	Premium Brands Holdings Corp., Class Common Subscription Receipt	3,036
875	Quarterhill, Inc.	915
210	Quebecor, Inc., Class B	4,530
145	Recipe Unlimited Corp., Class Common Subscription Receipt	2,844
589	Rogers Sugar, Inc., Class Common Subscription Receipt	2,526
18	Shopify, Inc., Class A(a)	2,739
208	Sienna Senior Living, Inc.	2,623
107	Sierra Wireless, Inc.(a)	1,721
70	Sleep Country Canada Holdings, Inc.(b)	1,162
145	Stella-Jones, Inc.	4,379
390	SunOpta, Inc.(a)	1,837
571	Tamarack Valley Energy Ltd.(a)	941
593	Transat AT, Inc., Class B(a)	3,145
872	Trican Well Service Ltd.(a)	800
233	Uni-Select, Inc., Class Common Subscription Receipt	3,820
106	Wajax Corp.	1,538
1,843	Western Forest Products, Inc.	2,718
146	Westshore Terminals Investment Corp.	2,613
47	Winpak Ltd.	1,662

		136,184

	China - 0.6%
1,304	BYD Electronic International Co. Ltd.	$1,830
4,869	CGN New Energy Holdings Co. Ltd.	753
1,403	Kerry Logistics Network Ltd.	2,255
6,589	Sino-Ocean Group Holding Ltd.	2,947
1,427	Sinotruk Hong Kong Ltd.	2,341
704	Towngas China Co. Ltd.(a)	549
2,781	VSTECS Holdings Ltd.	1,421
1,710	Yanlord Land Group Ltd.	1,608

		13,704

	Denmark - 1.5%
4	ALK-Abello A/S(a)	553
81	D/S Norden A/S(a)	1,208
55	FLSmidth & Co. A/S	2,755
5	Genmab A/S(a)	761
119	GN Store Nord A/S	4,158
24	H. Lundbeck A/S	986
144	Matas A/S	1,409
113	NKT A/S(a)	1,757
51	Per Aarsleff Holding A/S	1,521
47	Royal Unibrew A/S	3,404
24	Schouw & Co. A/S	1,975
22	SimCorp A/S	1,401
92	Topdanmark A/S	4,179
191	Tryg A/S	4,752
127	William Demant Holding A/S(a)	3,709

		34,528

	Egypt - 0.1%
1,427	Centamin PLC	1,900

	Finland - 1.3%
140	Amer Sports Oyj(a)	5,242
209	Bittium Oyj	1,654
71	Cargotec Oyj, Class B	2,733
149	Caverion Oyj(a)	898
129	Huhtamaki Oyj	3,944
261	Kemira Oyj	3,005
89	Konecranes Oyj, Class B	3,033
127	Outotec Oyj(a)	478
239	Raisio Oyj, Class V	746
135	Ramirent Oyj	858
87	Sanoma Oyj	898
236	Stockmann Oyj Abp, Class B(a)	550
100	Tieto Oyj	2,885
21	Tikkurila Oyj	304
28	Uponor Oyj	297
377	YIT Oyj	2,299

		29,824

	France - 3.5%
8	Akka Technologies	503
14	Albioma SA	266
27	Alten SA	2,456
57	Amundi SA(b)	3,266
26	bioMerieux	1,834
10	Bonduelle SCA	361
1,429	CGG SA(a)	2,149
18	CIE DES Alpes	525
79	CIE Plastic Omnium SA	2,097
2	Dassault Aviation SA	3,057
153	Derichebourg SA	657
11	Eramet	887
58	Europcar Mobility Group(b)	568
21	Fnac Darty SA(a)	1,425
20	Gaztransport Et Technigaz SA	1,495
55	Imerys SA	2,952
61	Ingenico Group SA	4,404
16	Ipsen SA	2,060

Schedule of Investments

98	IPSOS	$2,490
118	JCDecaux SA	4,008
46	Kaufman & Broad SA	1,758
16	LISI	491
19	Mersen SA	543
121	Metropole Television SA	2,148
152	Neopost SA	4,210
100	Nexans SA	3,154
38	Orpea	4,027
14	Remy Cointreau SA	1,622
25	SEB SA	3,584
47	Societe BIC SA	5,042
19	Sopra Steria Group	1,936
67	Tarkett SA	1,660
1,791	Technicolor SA(a)	2,180
330	Television Francaise 1	3,161
33	Ubisoft Entertainment SA(a)	2,688
46	Vicat SA	2,208
5	Vilmorin & Cie SA	329
6	Virbac SA(a)	819
22	Worldline SA(a)(b)	1,174

		80,194

	Germany - 3.4%
36	AURELIUS Equity Opportunities SE & Co. KGaA	1,581
29	Bechtle AG	2,320
6	Bertrandt AG	504
5	CANCOM SE	199
7	Carl Zeiss Meditec AG-BR	483
42	CTS Eventim AG & Co. KGaA	1,613
223	Deutz AG	1,636
18	DMG Mori AG	891
36	Draegerwerk AG & Co. KGaA (Preference Shares)	1,961
70	Duerr AG	2,600
77	ElringKlinger AG	664
61	Fielmann AG	3,823
48	Fraport AG Frankfurt Airport Services Worldwide	3,529
46	Gerresheimer AG	3,276
20	Grammer AG	747
568	Heidelberger Druckmaschinen AG(a)	1,209
66	Hella GmbH & Co. KGaA	2,734
47	Hornbach Holding AG & Co. KGaA	2,693
40	Indus Holding AG	1,836
29	Jenoptik AG	877
106	Jungheinrich AG (Preference Shares)	3,531
447	Kloeckner & Co. SE	3,596
9	Koenig & Bauer AG	416
22	Krones AG	1,958
6	KSB SE & Co. KGaA (Preference Shares)	2,113
2	KWS Saat SE	652
42	MAN SE	4,292
20	MLP SE	102
124	Nordex SE(a)	1,217
32	Norma Group SE	1,853
5	Pfeiffer Vacuum Technology AG	701
1	Rational AG	569
92	RHOEN-KLINIKUM AG	2,317
26	SAF-Holland SA	379
11	Sartorius AG (Preference Shares)	1,396
7	Siltronic AG	632
11	Sixt SE	1,056
88	Software AG	3,590
7	Stabilus SA	503
9	STO SE & Co. KGaA (Preference Shares)	912
12	Stroeer SE & Co. KGaA	627

259	Suedzucker AG	$3,685
74	Takkt AG	1,186
5	Vossloh AG	238
4	VTG AG	240
19	Wacker Chemie AG	1,829
26	Wacker Neuson SE	518
20	Wirecard AG	3,022
37	Zalando SE(a)(b)	1,148

		79,454

	Hong Kong - 1.5%
257	ASM Pacific Technology Ltd.	2,627
702	Cafe de Coral Holdings Ltd.	1,729
2,207	Cathay Pacific Airways Ltd.	3,181
6,532	Esprit Holdings Ltd.(a)	1,519
3,147	Giordano International Ltd.	1,448
65,600	Global Brands Group Holding Ltd.(a)	3,143
669	HKBN Ltd.	1,041
1,508	Hutchison Telecommunications Hong Kong Holdings Ltd.	567
510	Luk Fook Holdings International Ltd.	1,489
601	Melco International Development Ltd.	1,206
309	Orient Overseas International Ltd.(a)	1,933
8,398	Pacific Basin Shipping Ltd.	1,878
2,886	Pacific Textiles Holdings Ltd.	2,987
512	Road King Infrastructure Ltd.	869
934	SmarTone Telecommunications Holdings Ltd.	1,162
702	Television Broadcasts Ltd.	1,543
464	Texhong Textile Group Ltd.	559
4,178	Texwinca Holdings Ltd.	1,698
9,129	Truly International Holdings Ltd.(a)	1,377
279	VTech Holdings Ltd.	2,645

		34,601

	Ireland - 0.6%
456	C&C Group PLC	1,575
161	Dalata Hotel Group PLC	848
210	Glanbia PLC	3,769
938	Greencore Group PLC	2,251
91	Kingspan Group PLC	3,917
240	Origin Enterprises PLC	1,603

		13,963

	Israel - 0.5%
30	CyberArk Software Ltd.(a)	2,224
52	Ituran Location and Control Ltd.	1,722
67	Orbotech Ltd.(a)	3,887
46	Plus500 Ltd.	889
50	Radware Ltd.(a)	1,141
13	Wix.com Ltd.(a)	1,224

		11,087

	Italy - 1.6%
45	ACEA SpA	600
57	Amplifon SpA	954
279	Anima Holding SpA(b)	1,168
17	Ansaldo STS SpA(a)	245
34	ASTM SpA	645
264	Autogrill SpA	2,493
171	Brembo SpA	1,906
30	Brunello Cucinelli SpA	1,014
133	Buzzi Unicem SpA	2,511
67	Danieli & C. Officine Meccaniche SpA	1,223
381	Davide Campari-Milano SpA	3,184
67	De’Longhi SpA	1,821
854	Fincantieri SpA	1,005
7	IMA Industria Macchine Automatiche SpA	435
63	Interpump Group SpA	1,870
1,152	Iren SpA	2,506
75	Italmobiliare SpA	1,639

Schedule of Investments

190	Maire Tecnimont SpA	$742
16	MARR SpA	357
49	Moncler SpA	1,597
451	OVS SpA(a)(b)	823
273	Piaggio & C. SpA	552
69	Recordati SpA	2,219
125	Safilo Group SpA(a)	197
455	Salini Impregilo SpA	917
23	Salvatore Ferragamo SpA	539
1,645	Saras SpA	3,189
82	Societa Iniziative Autostradali e Servizi SpA	1,104
4	Tod’s SpA	190

		37,645

	Ivory Coast - 0.1%
237	Endeavour Mining Corp.(a)	2,953

	Japan - 41.3%
36	ABC-Mart, Inc.	2,023
33	Achilles Corp.	656
66	Adastria Co. Ltd.	1,081
157	ADEKA Corp.	2,487
75	Advantest Corp.	1,609
49	Aeon Delight Co. Ltd.	1,724
154	Aeon Mall Co. Ltd.	2,768
61	Aica Kogyo Co. Ltd.	2,055
50	Aichi Steel Corp.	1,759
19	Ain Holdings, Inc.	1,464
32	Aisan Industry Co. Ltd.	234
575	Akebono Brake Industry Co. Ltd.(a)	1,104
62	Alpen Co. Ltd.	1,063
96	Alpine Electronics, Inc.	1,555
97	Amano Corp.	2,091
165	Anritsu Corp.	2,704
26	AOKI Holdings, Inc.	335
119	Aoyama Trading Co. Ltd.	2,985
44	Arata Corp.	1,910
57	Arcland Sakamoto Co. Ltd.	779
132	Arcs Co. Ltd.	3,306
6	Ariake Japan Co. Ltd.	518
9	AS ONE Corp.	664
166	Asahi Diamond Industrial Co. Ltd.	1,026
97	Asahi Holdings, Inc.	2,008
14	Asahi Intecc Co. Ltd.	656
191	Asics Corp.	2,752
47	ASKUL Corp.	1,227
181	Autobacs Seven Co. Ltd.	2,767
139	Avex, Inc.	1,891
48	Axial Retailing, Inc.	1,706
154	Azbil Corp.	3,323
117	Bando Chemical Industries Ltd.	1,270
15	Belc Co. Ltd.	797
125	Benesse Holdings, Inc.	3,710
178	Bic Camera, Inc.	2,502
44	BML, Inc.	1,118
131	Bunka Shutter Co. Ltd.	904
72	Calbee, Inc.	2,384
119	Canon Marketing Japan, Inc.	2,283
41	Capcom Co. Ltd.	802
293	Casio Computer Co. Ltd.	4,085
96	Cawachi Ltd.	1,868
96	Central Glass Co. Ltd.	2,366
33	Chiyoda Co. Ltd.	595
269	Chiyoda Corp.	763
47	Chori Co. Ltd.	784
74	Chudenko Corp.	1,645
92	Chugai Pharmaceutical Co. Ltd.	6,295

40	Chugoku Marine Paints Ltd.	$367
624	Citizen Watch Co. Ltd.	3,297
45	Clarion Co. Ltd.	987
102	Cleanup Corp.	651
28	cocokara fine, Inc.	1,598
73	Colowide Co. Ltd.	1,698
159	COMSYS Holdings Corp.	4,103
9	CONEXIO Corp.	117
9	Cosmos Pharmaceutical Corp.	1,825
44	CyberAgent, Inc.	1,992
71	Daido Steel Co. Ltd.	2,873
61	Daifuku Co. Ltd.	3,121
17	Daihen Corp.	415
39	Daiichi Jitsugyo Co. Ltd.	1,377
59	Daiichikosho Co. Ltd.	2,691
63	Daikyo, Inc.	1,647
11	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	322
177	Daio Paper Corp.	2,173
25	Daiseki Co. Ltd.	579
70	Daiwabo Holdings Co. Ltd.	3,921
366	DCM Holdings Co. Ltd.	3,629
149	DeNA Co. Ltd.	2,763
19	Disco Corp.	2,769
41	Doshisha Co. Ltd.	760
90	Doutor Nichires Holdings Co. Ltd.	1,756
140	Dowa Holdings Co. Ltd.	4,611
31	DTS Corp.	1,117
116	Duskin Co. Ltd.	2,673
5	DyDo Group Holdings, Inc.	272
49	Eagle Industry Co. Ltd.	643
5	Earth Corp.	246
377	EDION Corp.	4,144
10	Eizo Corp.	418
84	Exedy Corp.	2,156
67	Ezaki Glico Co. Ltd.	3,263
28	Fancl Corp.	730
29	FCC Co. Ltd.	754
76	Foster Electric Co. Ltd.	1,035
33	FP Corp.	2,014
32	Fudo Tetra Corp.	550
86	Fuji Co. Ltd.	1,620
106	Fuji Corp.	1,394
152	Fuji Media Holdings, Inc.	2,368
441	Fuji Oil Co. Ltd.	1,320
75	Fuji Oil Holdings, Inc.	2,398
50	Fuji Seal International, Inc.	1,801
47	Fuji Soft, Inc.	2,128
25	Fujimori Kogyo Co. Ltd.	713
168	Fujitec Co. Ltd.	2,062
94	Fujitsu General Ltd.	1,327
23	Fukuda Corp.	1,096
65	Fukuyama Transporting Co. Ltd.	2,851
134	Funai Electric Co. Ltd.(a)	882
41	Furukawa Co. Ltd.	520
97	Futaba Corp.	1,520
280	Futaba Industrial Co. Ltd.	1,509
96	Geo Holdings Corp.	1,616
107	Glory Ltd.	2,705
36	Godo Steel Ltd.	617
215	Gree, Inc.	939
158	GS Yuasa Corp.	3,650
76	G-Tekt Corp.	1,065
865	GungHo Online Entertainment, Inc.	1,920
36	Gunze Ltd.	1,412
18	Hamakyorex Co. Ltd.	667
81	Hamamatsu Photonics K.K.	2,818

Schedule of Investments

57	Happinet Corp.	$811
379	Hazama Ando Corp.	2,290
121	Heiwa Corp.	2,577
106	Heiwado Co. Ltd.	2,941
19	Hikari Tsushin, Inc.	3,030
35	Hirose Electric Co. Ltd.	3,690
57	HIS Co. Ltd.	1,920
33	Hisamitsu Pharmaceutical Co., Inc.	2,107
95	Hitachi High-Technologies Corp.	3,384
108	Hitachi Transport System Ltd.	2,920
22	Hogy Medical Co. Ltd.	664
439	Hokuetsu Corp.	2,223
37	Hokuto Corp.	658
37	Horiba Ltd.	1,733
34	Hoshizaki Corp.	2,638
121	Hosiden Corp.	938
79	House Foods Group, Inc.	2,800
200	Iino Kaiun Kaisha Ltd.	794
64	Inaba Denki Sangyo Co. Ltd.	2,658
156	Inabata & Co. Ltd.	2,237
44	Internet Initiative Japan, Inc.	1,082
96	Iseki & Co. Ltd.	1,562
84	Ishihara Sangyo Kaisha Ltd.(a)	922
94	Ito En Ltd.	4,313
280	Itochu Enex Co. Ltd.	2,631
130	ITOCHU Techno-Solutions Corp.	2,506
33	ITOCHU-SHOKUHIN Co. Ltd.	1,546
108	Itoki Corp.	587
139	Iwatani Corp.	4,627
36	Izumi Co. Ltd.	2,039
31	Japan Airport Terminal Co. Ltd.	1,204
89	Japan Aviation Electronics Industry Ltd.	1,121
155	Japan Petroleum Exploration Co. Ltd.	3,213
64	Japan Pulp & Paper Co. Ltd.	2,528
70	Japan Steel Works Ltd. (The)	1,279
81	Japan Wool Textile Co. Ltd. (The)	656
28	Jeol Ltd.	490
9	J-Oil Mills, Inc.	321
16	Joshin Denki Co. Ltd.	407
112	Joyful Honda Co. Ltd.	1,707
63	Juki Corp.	841
156	Kadokawa Dwango Corp.	1,938
64	Kaga Electronics Co. Ltd.	1,355
91	Kagome Co. Ltd.	2,657
34	Kaken Pharmaceutical Co. Ltd.	1,740
186	Kamei Corp.	2,269
44	Kanamoto Co. Ltd.	1,294
235	Kandenko Co. Ltd.	2,438
186	Kansai Paint Co. Ltd.	3,484
111	Kato Sangyo Co. Ltd.	3,436
135	Keihan Holdings Co. Ltd.	5,635
140	Keihin Corp.	2,421
278	Keikyu Corp.	4,434
134	Keisei Electric Railway Co. Ltd.	4,343
115	Keiyo Co. Ltd.	617
166	Kewpie Corp.	4,029
92	Kikkoman Corp.	5,364
296	Kinden Corp.	5,125
111	Kintetsu World Express, Inc.	1,870
60	Kissei Pharmaceutical Co. Ltd.	1,855
216	Kitz Corp.	1,849
109	Kohnan Shoji Co. Ltd.	2,688
146	Kokuyo Co. Ltd.	2,249
97	Komeri Co. Ltd.	2,321
161	Komori Corp.	1,775
98	Konami Holdings Corp.	4,384
58	Konishi Co. Ltd.	957

116	Konoike Transport Co. Ltd.	$1,821
8	Kose Corp.	1,193
13	Krosaki Harima Corp.	773
57	Kumagai Gumi Co. Ltd.	1,805
74	Kumiai Chemical Industry Co. Ltd.	473
61	Kurabo Industries Ltd.	1,558
36	Kureha Corp.	2,520
146	Kurita Water Industries Ltd.	3,915
69	KYB Corp.	1,718
49	Kyodo Printing Co. Ltd.	1,144
19	Kyokuto Kaihatsu Kogyo Co. Ltd.	275
91	KYORIN Holdings, Inc.	2,186
14	Kyoritsu Maintenance Co. Ltd.	703
110	Kyowa Exeo Corp.	2,771
179	Kyowa Hakko Kirin Co. Ltd.	3,668
36	Kyudenko Corp.	1,400
485	Leopalace21 Corp.	2,106
31	Life Corp.	739
94	Lintec Corp.	2,128
46	M3, Inc.	743
69	Mabuchi Motor Co. Ltd.	2,403
140	Macnica Fuji Electronics Holdings, Inc.	2,160
264	Maeda Corp.	2,771
140	Maeda Road Construction Co. Ltd.	2,749
38	Makino Milling Machine Co. Ltd.	1,541
14	Mandom Corp.	411
130	Marubun Corp.	970
95	Marudai Food Co. Ltd.	1,691
138	Maruha Nichiro Corp.	4,989
179	Marui Group Co. Ltd.	3,857
89	Maruichi Steel Tube Ltd.	2,641
82	Matsumotokiyoshi Holdings Co. Ltd.	3,044
33	Max Co. Ltd.	434
188	Maxell Holdings Ltd.	2,636
41	McDonald’s Holdings Co. Japan Ltd.	1,838
136	Megmilk Snow Brand Co. Ltd.	3,785
127	Meidensha Corp.	1,796
40	Meitec Corp.	1,804
46	Ministop Co. Ltd.	839
127	Miraca Holdings, Inc.	2,936
155	Mirait Holdings Corp.	2,271
219	Misawa Homes Co. Ltd.	1,603
115	MISUMI Group, Inc.	2,605
135	Mitsuba Corp.	888
81	Mitsubishi Logisnext Co. Ltd.	934
129	Mitsubishi Logistics Corp.	3,186
325	Mitsubishi Paper Mills Ltd.	1,677
142	Mitsubishi Shokuhin Co. Ltd.	3,833
51	Mitsubishi Steel Manufacturing Co. Ltd.	911
13	Mitsuboshi Belting Ltd.	282
15	Mitsui Sugar Co. Ltd.	399
81	Mitsui-Soko Holdings Co. Ltd.(a)	1,430
67	Mixi, Inc.	1,579
9	Mizuno Corp.	205
28	Mochida Pharmaceutical Co. Ltd.	2,542
15	Modec, Inc.	373
19	Morinaga & Co. Ltd.	835
87	Morinaga Milk Industry Co. Ltd.	2,548
4	Morita Holdings Corp.	79
120	Musashi Seimitsu Industry Co. Ltd.	1,898
124	Nabtesco Corp.	3,429
39	Nachi-Fujikoshi Corp.	1,666
171	Namura Shipbuilding Co. Ltd.	842
97	NEC Networks & System Integration Corp.	2,160
118	NET One Systems Co. Ltd.	2,439
51	Neturen Co. Ltd.	460
231	Nexon Co. Ltd.(a)	2,730

Schedule of Investments

85	Nichias Corp.	$1,649
50	Nichicon Corp.	397
23	Nichiha Corp.	629
60	NichiiGakkan Co. Ltd.	605
129	Nichi-iko Pharmaceutical Co. Ltd.	1,981
168	Nichirei Corp.	4,742
108	Nifco, Inc.	2,753
15	Nihon Chouzai Co. Ltd.	485
96	Nihon Kohden Corp.	3,124
141	Nihon Parkerizing Co. Ltd.	1,846
112	Nihon Unisys Ltd.	2,855
36	Nihon Yamamura Glass Co. Ltd.	565
117	Nikkon Holdings Co. Ltd.	2,995
140	Nippo Corp.	2,386
23	Nippon Ceramic Co. Ltd.	579
34	Nippon Chemi-Con Corp.	702
96	Nippon Densetsu Kogyo Co. Ltd.	2,098
166	Nippon Flour Mills Co. Ltd.	2,832
35	Nippon Gas Co. Ltd.	1,245
288	Nippon Kayaku Co. Ltd.	3,792
28	Nippon Koei Co. Ltd.	673
1,992	Nippon Light Metal Holdings Co. Ltd.	4,456
6	Nippon Road Co. Ltd. (The)	326
10	Nippon Shinyaku Co. Ltd.	683
60	Nippon Shokubai Co. Ltd.	4,000
36	Nippon Signal Co. Ltd.	321
84	Nippon Soda Co. Ltd.	2,003
90	Nippon Steel & Sumikin Bussan Corp.	4,058
825	Nippon Suisan Kaisha Ltd.	4,984
62	Nippon Television Holdings, Inc.	970
345	Nippon Yakin Kogyo Co. Ltd.	857
375	Nipro Corp.	5,096
138	Nishimatsu Construction Co. Ltd.	3,182
117	Nishimatsuya Chain Co. Ltd.	1,027
131	Nishi-Nippon Railroad Co. Ltd.	3,413
38	Nishio Rent All Co. Ltd.	1,387
87	Nissan Chemical Corp.	4,720
279	Nissan Shatai Co. Ltd.	2,317
92	Nisshin Oillio Group Ltd. (The)	2,852
236	Nisshin Seifun Group, Inc.	4,957
178	Nisshin Steel Co. Ltd.	2,297
15	Nissin Corp.	258
62	Nissin Foods Holdings Co. Ltd.	4,002
123	Nissin Kogyo Co. Ltd.	1,629
32	Nitta Corp.	1,102
19	Nittetsu Mining Co. Ltd.	930
37	Nitto Boseki Co. Ltd.	708
38	Nitto Kogyo Corp.	645
96	NOF Corp.	3,170
53	Nojima Corp.	1,216
40	NOMURA Co. Ltd.	1,073
30	Noritake Co. Ltd.	1,487
113	Noritz Corp.	1,680
63	NS Solutions Corp.	1,800
24	NSD Co. Ltd.	506
28	OBIC Co. Ltd.	2,419
19	Ohsho Food Service Corp.	1,327
32	Oiles Corp.	563
12	Okamoto Industries, Inc.	631
141	Okamura Corp.	2,033
381	Oki Electric Industry Co. Ltd.	5,033
140	Okinawa Electric Power Co., Inc. (The)	2,784
41	OKUMA Corp.	2,040
74	Okumura Corp.	2,467
36	Okuwa Co. Ltd.	396
373	Onward Holdings Co. Ltd.	2,224
16	Open House Co. Ltd.	569

25	Oracle Corp. Japan	$1,623
113	Osaki Electric Co. Ltd.	809
107	OSG Corp.	2,148
103	Otsuka Corp.	3,465
119	Pacific Industrial Co. Ltd.	1,785
61	PALTAC CORPORATION	3,266
11	Paramount Bed Holdings Co. Ltd.	465
108	Park24 Co. Ltd.	2,915
31	Pasona Group, Inc.	381
579	Penta-Ocean Construction Co. Ltd.	3,651
162	Persol Holdings Co. Ltd.	3,033
36	Pigeon Corp.	1,482
18	Pilot Corp.	931
27	Piolax, Inc.	661
2,153	Pioneer Corp.(a)	1,744
40	Plenus Co. Ltd.	699
59	Pola Orbis Holdings, Inc.	1,665
415	Press Kogyo Co. Ltd.	2,240
77	Prima Meat Packers Ltd.	1,462
29	Qol Holdings Co. Ltd.	518
47	Raito Kogyo Co. Ltd.	639
53	Relo Group, Inc.	1,456
483	Rengo Co. Ltd.	4,096
129	Resorttrust, Inc.	2,121
5	Riken Corp.	249
12	Riken Vitamin Co. Ltd.	409
41	Rinnai Corp.	2,939
44	Riso Kagaku Corp.	751
78	Rohto Pharmaceutical Co. Ltd.	2,463
29	Roland DG Corp.	629
57	Round One Corp.	632
50	Royal Holdings Co. Ltd.	1,259
80	Ryobi Ltd.	2,181
85	Ryoden Corp.	1,198
10	Ryohin Keikaku Co. Ltd.	2,690
67	Ryosan Co. Ltd.	1,953
56	Ryoyo Electro Corp.	887
9	S Foods, Inc.	389
74	Saibu Gas Co. Ltd.	1,628
29	Saizeriya Co. Ltd.	554
24	Sakai Chemical Industry Co. Ltd.	587
111	Sakata INX Corp.	1,323
14	San-A Co. Ltd.	587
233	San-Ai Oil Co. Ltd.	2,663
138	Sanden Holdings Corp.(a)	1,069
42	Sanken Electric Co. Ltd.	895
94	Sanki Engineering Co. Ltd.	1,011
191	Sankyo Tateyama, Inc.	2,215
83	Sankyu, Inc.	3,889
84	Sanoh Industrial Co. Ltd.	479
85	Sanrio Co. Ltd.	1,756
320	Sanwa Holdings Corp.	3,883
35	Sanyo Chemical Industries Ltd.	1,732
83	Sanyo Special Steel Co. Ltd.	1,886
32	Sato Holdings Corp.	844
60	Sawai Pharmaceutical Co. Ltd.	3,170
29	SCREEN Holdings Co. Ltd.	1,451
63	SCSK Corp.	2,499
50	Seiko Holdings Corp.	1,110
54	Seiren Co. Ltd.	903
33	Sekisui Jushi Corp.	650
379	Senko Group Holdings Co. Ltd.	2,951
21	Seria Co. Ltd.	892
15	Shima Seiki Manufacturing Ltd.	464
106	Shimachu Co. Ltd.	2,861
153	Shimadzu Corp.	3,576
45	Shimamura Co. Ltd.	3,820

Schedule of Investments

94	Shinko Electric Industries Co. Ltd.	$665
8	Shinko Shoji Co. Ltd.	124
92	Shinmaywa Industries Ltd.	1,237
62	Ship Healthcare Holdings, Inc.	2,331
41	Shizuoka Gas Co. Ltd.	353
2	SHO-BOND Holdings Co. Ltd.	153
4	Shochiku Co. Ltd.	419
102	Showa Corp.	1,364
65	Showa Sangyo Co. Ltd.	1,624
63	Siix Corp.	1,003
16	Sinanen Holdings Co. Ltd.	387
78	Sintokogio Ltd.	673
167	SKY Perfect JSAT Holdings, Inc.	804
70	Sohgo Security Services Co. Ltd.	3,292
108	Sotetsu Holdings, Inc.	3,281
50	Square Enix Holdings Co. Ltd.	1,629
60	Star Micronics Co. Ltd.	894
40	Starts Corp., Inc.	935
50	Sugi Holdings Co. Ltd.	2,351
144	SUMCO Corp.	2,207
57	Sumitomo Bakelite Co. Ltd.	2,068
152	Sumitomo Dainippon Pharma Co. Ltd.	4,953
387	Sumitomo Mitsui Construction Co. Ltd.	2,403
94	Sumitomo Osaka Cement Co. Ltd.	4,222
195	Sumitomo Riko Co. Ltd.	1,910
8	Sumitomo Seika Chemicals Co. Ltd.	340
182	Sumitomo Warehouse Co. Ltd. (The)	2,335
71	Sundrug Co. Ltd.	2,395
99	SWCC Showa Holdings Co. Ltd.	608
47	Sysmex Corp.	2,504
31	T Hasegawa Co. Ltd.	428
22	T RAD Co. Ltd.	495
86	Tachi-S Co. Ltd.	1,211
136	Tadano Ltd.	1,630
64	Taikisha Ltd.	1,798
27	Taiyo Holdings Co. Ltd.	869
181	Taiyo Nippon Sanso Corp.	3,048
133	Taiyo Yuden Co. Ltd.	2,522
22	Takamatsu Construction Group Co. Ltd.	562
216	Takara Holdings, Inc.	2,753
53	Takasago International Corp.	1,816
119	Takasago Thermal Engineering Co. Ltd.	2,135
40	Takeuchi Manufacturing Co. Ltd.	805
63	Takuma Co. Ltd.	885
34	Tamron Co. Ltd.	547
108	Tamura Corp.	624
21	TechnoPro Holdings, Inc.	1,050
25	Tekken Corp.	665
31	T-Gaia Corp.	661
96	TIS, Inc.	4,430
33	TKC Corp.	1,186
33	Toa Corp.	458
241	Toagosei Co. Ltd.	2,636
39	Tobishima Corp.	536
434	Toda Corp.	2,920
6	Toei Co. Ltd.	729
17	Toenec Corp.	470
112	Toho Co. Ltd.	3,896
42	Toho Zinc Co. Ltd.	1,417
106	Tokai Carbon Co. Ltd.	1,471
27	Tokai Corp.	664
206	Tokai Holdings Corp.	1,821
120	Tokai Rika Co. Ltd.	2,203
9	Token Corp.	617
22	Tokushu Tokai Paper Co. Ltd.	896
88	Tokuyama Corp.	2,410
30	Tokyo Broadcasting System Holdings, Inc.	562

40	Tokyo Century Corp.	$1,909
27	Tokyo Seimitsu Co. Ltd.	804
131	Tokyo Steel Manufacturing Co. Ltd.	1,128
123	Tokyu Construction Co. Ltd.	1,240
175	Tomy Co. Ltd.	2,182
14	Tonami Holdings Co. Ltd.	804
88	Topcon Corp.	1,357
174	Toppan Forms Co. Ltd.	1,595
71	Topy Industries Ltd.	1,674
17	Toshiba Machine Co. Ltd.	297
85	Toshiba Plant Systems & Services Corp.	1,859
80	Toshiba TEC Corp.	2,159
28	Totetsu Kogyo Co. Ltd.	824
12	Towa Pharmaceutical Co. Ltd.	892
161	Toyo Construction Co. Ltd.	600
170	Toyo Engineering Corp.(a)	1,308
197	Toyo Tire & Rubber Co. Ltd.	3,111
240	Toyobo Co. Ltd.	3,473
178	Toyoda Gosei Co. Ltd.	3,425
221	Toyota Boshoku Corp.	3,404
49	TPR Co. Ltd.	1,165
77	transcosmos, Inc.	1,779
77	Trend Micro, Inc.	4,415
75	Trusco Nakayama Corp.	2,130
82	TS Tech Co. Ltd.	2,376
126	TSI Holdings Co. Ltd.	836
35	Tsubaki Nakashima Co. Ltd.	596
61	Tsubakimoto Chain Co.	2,280
53	Tsugami Corp.	398
75	Tsumura & Co.	2,322
28	Tsuruha Holdings, Inc.	2,762
39	TV Asahi Holdings Corp.	785
150	UACJ Corp.	3,140
31	Uchida Yoko Co. Ltd.	737
50	Ulvac, Inc.	1,836
131	Unipres Corp.	2,467
32	United Arrows Ltd.	1,078
201	United Super Markets Holdings, Inc.	2,335
215	Unitika Ltd.(a)	1,038
118	U-Shin Ltd.(a)	1,024
211	Ushio, Inc.	2,364
155	USS Co. Ltd.	2,749
151	Valor Holdings Co. Ltd.	3,894
286	Vital KSK Holdings, Inc.	3,053
198	VT Holdings Co. Ltd.	818
91	Wacoal Holdings Corp.	2,480
154	Wacom Co. Ltd.	778
52	Wakita & Co. Ltd.	598
13	Warabeya Nichiyo Holdings Co. Ltd.	224
43	Welcia Holdings Co. Ltd.	2,177
121	Xebio Holdings Co. Ltd.	1,570
1,342	Yahoo! Japan Corp.	3,841
92	Yamato Kogyo Co. Ltd.	2,405
229	Yamazen Corp.	2,426
39	Yaoko Co. Ltd.	2,332
128	Yaskawa Electric Corp.	3,990
9	Yellow Hat Ltd.	236
72	Yodogawa Steel Works Ltd.	1,540
41	Yokogawa Bridge Holdings Corp.	672
30	Yokohama Reito Co. Ltd.	250
86	Yorozu Corp.	1,132
124	Yoshinoya Holdings Co. Ltd.	2,128
78	Yuasa Trading Co. Ltd.	2,614
57	Yurtec Corp.	470
40	Zenrin Co. Ltd.	992
128	Zensho Holdings Co. Ltd.	3,186
276	Zeon Corp.	2,805

Schedule of Investments

73	Zojirushi Corp.	$753
32	ZOZO, Inc.	712

		952,022

	Jordan - 0.1%
106	Hikma Pharmaceuticals PLC	2,409

	Luxembourg - 0.1%
5	Eurofins Scientific SE	2,168
413	L’Occitane International SA	787

		2,955

	Malta - 0.0%
102	Kindred Group PLC SDR	995

	Mexico - 0.1%
111	Fresnillo PLC	1,067

	Netherlands - 1.4%
102	Aalberts Industries NV	3,575
12	Accell Group NV	252
16	AMG Advanced Metallurgical Group NV	709
176	Arcadis NV	2,218
78	ASM International NV	3,320
37	BE Semiconductor Industries NV	802
110	Corbion NV	3,181
46	Euronext NV(b)	2,693
94	Heijmans NV CVA(a)	926
44	IMCD NV	2,909
47	Intertrust NV(b)	754
73	InterXion Holding NV(a)	4,546
58	OCI NV(a)	1,323
804	PostNL NV	2,367
47	TKH Group NV CVA	2,384
124	TomTom NV(a)	1,123

		33,082

	New Zealand - 0.8%
1,858	Air New Zealand Ltd.	3,931
256	Fisher & Paykel Healthcare Corp. Ltd.	2,339
1,506	Genesis Energy Ltd.	2,648
43	New Zealand Refining Co. Ltd. (The)	69
2,135	Sky Network Television Ltd.	3,446
1,097	SKYCITY Entertainment Group Ltd.	2,713
771	Z Energy Ltd.	3,045

		18,191

	Norway - 1.3%
53	Aker ASA, Class A	3,019
235	Aker Solutions ASA(a)(b)	1,181
238	Atea ASA	3,320
119	Austevoll Seafood ASA	1,640
96	Borregaard ASA	881
397	DNO ASA	666
178	Leroy Seafood Group ASA	1,513
60	Norwegian Air Shuttle ASA(a)	1,510
450	Otello Corp. ASA(a)	654
692	Petroleum Geo-Services ASA(a)	1,478
28	Salmar ASA	1,577
113	Schibsted ASA, Class A	4,089
138	Stolt-Nielsen Ltd.	1,662
143	TGS Nopec Geophysical Co. ASA	3,994
87	Tomra Systems ASA	2,361

		29,545

	Portugal - 0.4%
582	CTT-Correios de Portugal SA	2,362
191	Mota-Engil SGPS SA(a)	368
437	Navigator Co. SA (The)	1,833
86	Semapa-Sociedade de Investimento e Gestao	1,359

2,797	Sonae SGPS SA	$2,651

		8,573

	Russia - 0.2%
528	Evraz PLC	3,059
458	Highland Gold Mining Ltd.	869
8,262	Petropavlovsk PLC(a)	647

		4,575

	Singapore - 0.7%
1,762	Accordia Golf Trust	693
2,408	China Aviation Oil Singapore Corp. Ltd.	2,176
228	M1 Ltd.	349
758	SATS Ltd.	2,646
697	Singapore Exchange Ltd.	3,719
2,397	Singapore Post Ltd.	1,730
1,629	StarHub Ltd.	2,256
286	Venture Corp. Ltd.	3,108

		16,677

	South Korea - 7.9%
22	AK Holdings, Inc.	1,044
14	Amorepacific Corp.	2,154
21	AMOREPACIFIC Group	1,216
758	Asiana Airlines, Inc.(a)	3,050
10	Celltrion, Inc.(a)	2,137
37	Chabiotech Co. Ltd.(a)	695
128	Cheil Worldwide, Inc.	2,678
17	CJ CGV Co. Ltd.	631
10	CJ ENM Co. Ltd.	2,079
16	CJ Logistics Corp.(a)	2,269
60	Coway Co. Ltd.	4,196
4	Cuckoo Holdings Co. Ltd.	489
124	Daesang Holdings Co. Ltd.	899
470	Daewoo Engineering & Construction Co. Ltd.(a)	2,084
67	DB HiTek Co. Ltd.	702
7	Dong-A Socio Holdings Co. Ltd.	637
379	Dongkuk Steel Mill Co. Ltd.	2,519
2	Dongwon F&B Co. Ltd.	498
44	Doosan Corp.	4,769
446	Doosan Infracore Co. Ltd.(a)	3,378
45	E1 Corp.	2,417
102	Eugene Corp.	544
40	Fila Korea Ltd.	1,813
39	Grand Korea Leisure Co. Ltd.	887
211	GS Global Corp.	487
10	GS Home Shopping, Inc.	1,745
111	Halla Corp.	428
10	Hana Tour Service, Inc.	615
669	Hanjin Heavy Industries & Construction Co. Ltd.(a)	1,015
58	Hanjin Kal Corp.	1,651
41	Hanjin Transportation Co. Ltd.	1,862
3	Hanmi Pharm Co. Ltd.	1,184
178	Hanon Systems	1,667
9	Hansol Chemical Co. Ltd.	633
272	Hansol Holdings Co. Ltd.	1,262
114	Hanwha Aerospace Co. Ltd.(a)	3,300
471	Hanwha General Insurance Co. Ltd.	2,437
110	Hite Jinro Co. Ltd.	1,717
151	Hitejinro Holdings Co. Ltd.	974
23	Hotel Shilla Co. Ltd.	1,771
37	Hyundai Department Store Co. Ltd.	3,099
16	Hyundai Elevator Co. Ltd.	1,337
111	Hyundai Greenfood Co. Ltd.	1,322
12	Hyundai Home Shopping Network Corp.	1,068
253	Hyundai Merchant Marine Co. Ltd.(a)	853
13	Hyundai Mipo Dockyard Co. Ltd.(a)	1,264
27	Hyundai Rotem Co. Ltd.(a)	653

Schedule of Investments

93	Hyundai Wia Corp.	$2,709
202	iMarketKorea, Inc.	1,400
16	Innocean Worldwide, Inc.	962
564	Interpark Holdings Corp.	1,157
38	IS Dongseo Co. Ltd.	1,046
18	Kakao Corp.	1,806
163	Kangwon Land, Inc.	4,690
12	KCC Corp.	2,987
31	KEPCO Plant Service & Engineering Co. Ltd.	853
36	Kolon Corp.	1,145
60	Kolon Industries, Inc.	2,869
57	Korea Aerospace Industries Ltd.(a)	1,612
25	Korea District Heating Corp.	1,338
32	Korea Line Corp.(a)	622
9	Korea Petrochemical Industries Co. Ltd.	1,285
29	Kumho Petrochemical Co. Ltd.	2,385
558	Kumho Tire Co., Inc.(a)	2,584
71	LF Corp.	1,530
30	LG Hausys Ltd.	1,410
4	LG Household & Health Care Ltd.	4,139
33	LG Innotek Co. Ltd.	2,938
2	Lotte Chilsung Beverage Co. Ltd.	2,612
28	Lotte Corp.(a)	1,381
26	LOTTE Fine Chemical Co. Ltd.	980
2	Lotte Food Co. Ltd.	1,208
27	LOTTE Himart Co. Ltd.	1,262
511	Lotte Non-Life Insurance Co. Ltd.	1,190
28	LS Industrial Systems Co. Ltd.	1,291
67	Mando Corp.	1,781
262	Meritz Fire & Marine Insurance Co. Ltd.	4,955
8	NCSoft Corp.	3,654
150	Nexen Tire Corp.	1,179
14	NHN Entertainment Corp.(a)	721
63	NICE Holdings Co. Ltd.	995
9	Nongshim Co. Ltd.	2,015
30	OCI Co. Ltd.	2,797
2	Ottogi Corp.	1,322
303	Pan Ocean Co. Ltd.(a)	1,238
47	Paradise Co. Ltd.	883
168	Partron Co. Ltd.	1,233
18	POSCO Chemtech Co. Ltd.	1,087
88	S&T Holdings Co. Ltd.	871
38	S&T Motiv Co. Ltd.	902
22	Samchully Co. Ltd.	1,890
144	Samsung Engineering Co. Ltd.(a)	2,499
11	Samyang Holdings Corp.	859
67	Seah Besteel Corp.	998
52	Seoul Semiconductor Co. Ltd.	1,007
36	SFA Engineering Corp.	1,227
10	Shinsegae, Inc.	2,596
19	Silicon Works Co. Ltd.	619
104	SK Discovery Co. Ltd.	2,765
24	SK Gas Co. Ltd.	1,616
60	SKC Co. Ltd.	1,954
10	Soulbrain Co. Ltd.	467
242	Ssangyong Motor Co.(a)	851
544	Sungwoo Hitech Co. Ltd.	1,703
2	Taekwang Industrial Co. Ltd.	2,426
86	Taeyoung Engineering & Construction Co. Ltd.	817
2	Young Poong Corp.	1,292
46	Youngone Corp.	1,615
12	Yuhan Corp.	2,435

		182,789

	Spain - 1.7%
200	Acerinox SA	1,992

89	Almirall SA	$1,518
214	Applus Services SA	2,571
54	Cellnex Telecom SA(b)	1,497
179	Cia de Distribucion Integral Logista Holdings SA	4,471
65	CIE Automotive SA	1,634
52	Construcciones y Auxiliar de Ferrocarriles SA	2,037
76	Ence Energia y Celulosa SA	479
225	Euskaltel SA(b)	1,972
67	Grupo Catalana Occidente SA	2,659
241	Indra Sistemas SA(a)	2,535
387	Mediaset Espana Comunicacion SA	2,695
163	Melia Hotels International SA	1,631
582	Obrascon Huarte Lain SA	579
40	Papeles y Cartones de Europa SA	761
472	Prosegur Cia de Seguridad SA	2,455
127	Siemens Gamesa Renewable Energy SA(a)	1,790
96	Tecnicas Reunidas SA	2,531
157	Tubacex SA(a)	532
39	Viscofan SA	2,225
204	Zardoya Otis SA	1,455

		40,019

	Sweden - 2.8%
177	AAK AB	2,569
110	AF AB, Class B	2,208
186	Axfood AB	3,233
198	Betsson AB(a)	1,599
260	Bilia AB, Class A	2,476
355	BillerudKorsnas AB	4,743
261	Bravida Holding AB(b)	1,868
42	Clas Ohlson AB, Class B	363
202	Cloetta AB, Class B	578
283	Dometic Group AB(b)	2,024
229	Elekta AB, Class B	2,759
977	Fingerprint Cards AB, Class B(a)	1,285
126	Granges AB	1,278
255	Hexpol AB, Class B	2,253
89	Indutrade AB	2,151
60	Intrum AB	1,592
92	Inwido AB	629
194	JM AB	3,668
121	KappAhl AB	319
49	Lindab International AB	365
69	Loomis AB, Class B	2,320
77	Lundin Petroleum AB	2,026
18	Mekonomen AB	187
48	Modern Times Group MTG AB, Class B	1,629
169	New Wave Group AB, Class B	945
295	Nibe Industrier AB, Class B	3,057
190	Nobia AB	1,143
162	Nobina AB(b)	1,039
10	Nolato AB, Class B	434
421	Peab AB, Class B	3,409
30	Recipharm AB, Class B(a)	447
78	Saab AB, Class B	3,121
1,091	SAS AB(a)	2,678
85	Sweco AB, Class B	1,854
24	Swedish Orphan Biovitrum AB(a)	519
89	Thule Group AB(b)	1,664

		64,432

	Switzerland - 3.2%
26	ALSO Holding AG(a)	2,903
43	Arbonia AG(a)	528
6	Ascom Holding AG	87
6	Autoneum Holding AG	1,176
2	Barry Callebaut AG	3,384

Schedule of Investments

2	Bell Food Group AG	$633
39	BKW AG	2,650
7	Bobst Group SA	521
2	Bossard Holding AG	312
9	Bucher Industries AG	2,450
2	Burckhardt Compression Holding AG	592
2	Conzzeta AG	1,535
11	Daetwyler Holding AG-BR	1,543
61	DKSH Holding AG	4,126
4	dormakaba Holding AG(a)	2,856
30	Dufry AG(a)	3,185
2	Emmi AG	1,519
5	EMS-Chemie Holding AG	2,684
2	Forbo Holding AG	3,028
26	Huber + Suhner AG	1,839
30	Implenia AG	1,533
2	Inficon Holding AG(a)	946
771	IWG PLC	2,286
4	Kardex AG(a)	475
2	Komax Holding AG(a)	516
94	Logitech International SA	3,159
1	Metall Zug AG, Class B	2,887
20	Mobilezone Holding AG	231
231	OC Oerlikon Corp. AG(a)	2,707
33	Oriflame Holding AG	830
9	Rieter Holding AG	1,217
1,714	Schmolz + Bickenbach AG(a)	1,021
2	Schweiter Technologies AG-BR	1,963
21	SFS Group AG(a)	2,035
4	Siegfried Holding AG(a)	1,425
3	Straumann Holding AG	1,834
26	Sulzer AG	2,429
44	Sunrise Communications Group AG(a)(b)	3,850
3	Tecan Group AG	616
16	Temenos AG(a)	1,980
9	Valora Holding AG(a)	2,161

		73,652

	Tanzania - 0.1%
600	Acacia Mining PLC(a)	1,417

	Ukraine - 0.1%
540	Ferrexpo PLC	1,208

	United Arab Emirates - 0.0%
16	NMC Health PLC	673

	United Kingdom - 8.6%
224	888 Holdings PLC	470
62	Abcam PLC	898
53	AG Barr PLC	539
438	Ashmore Group PLC	2,073
17	ASOS PLC(a)	1,075
297	Auto Trader Group PLC(b)	1,661
635	B&M European Value Retail SA	2,830
262	Bodycote PLC	2,460
157	Bovis Homes Group PLC	1,722
285	Brewin Dolphin Holdings PLC	1,182
203	BTG PLC(a)	2,163
385	Card Factory PLC	943
445	Chemring Group PLC	952
409	Cineworld Group PLC	1,439
816	Coats Group PLC	847
178	Computacenter PLC	2,439
331	Costain Group PLC	1,567
61	Cranswick PLC	2,206
296	Crest Nicholson Holdings PLC	1,292
208	Dairy Crest Group PLC	1,221

56	Dart Group PLC	$597
10,288	Debenhams PLC	862
24	Dechra Pharmaceuticals PLC	661
307	DFS Furniture PLC	821
52	Dignity PLC	529
92	Diploma PLC	1,488
333	Domino’s Pizza Group PLC	1,093
87	Dunelm Group PLC	602
144	easyJet PLC	2,044
416	Electrocomponents PLC	2,732
716	Elementis PLC	1,794
323	Essentra PLC	1,582
541	esure Group PLC	1,927
254	Galliford Try PLC	2,332
16	Games Workshop Group PLC	620
36	Genus PLC	1,105
202	Go-Ahead Group PLC (The)	4,443
190	Greggs PLC	3,379
167	GVC Holdings PLC	1,575
304	Halfords Group PLC	1,132
193	Halma PLC	3,379
87	Hargreaves Lansdown PLC	2,111
358	Hastings Group Holdings PLC(b)	873
96	Hill & Smith Holdings PLC	1,466
233	HomeServe PLC	2,826
599	Howden Joinery Group PLC	3,403
183	Hunting PLC	1,323
353	Ibstock PLC(b)	961
304	IG Group Holdings PLC	2,294
546	Indivior PLC(a)	710
708	International Personal Finance PLC	1,973
2,950	Interserve PLC(a)	1,053
166	J D Wetherspoon PLC	2,421
169	Jardine Lloyd Thompson Group PLC	4,075
205	JD Sports Fashion PLC	1,033
296	John Menzies PLC	1,926
130	Just Eat PLC(a)	966
179	Keller Group PLC	1,338
3,191	Lonmin PLC(a)	1,853
1,657	Lookers PLC	1,924
5	Luxfer Holdings PLC	115
214	Marshalls PLC	1,177
170	Micro Focus International PLC	3,338
381	Mitchells & Butlers PLC	1,337
1,462	Mitie Group PLC	2,701
475	Moneysupermarket.com Group PLC	1,854
549	Morgan Advanced Materials PLC	1,924
121	Morgan Sindall Group PLC	1,896
391	N Brown Group PLC	581
856	National Express Group PLC	4,412
289	Northgate PLC	1,429
104	Ocado Group PLC(a)	1,103
361	Pagegroup PLC	2,292
11,936	Pendragon PLC	3,731
905	Pets at Home Group PLC	1,479
494	Playtech PLC	2,801
191	Polypipe Group PLC	833
2,392	Premier Foods PLC(a)	1,091
482	Provident Financial PLC(a)	3,735
842	PZ Cussons PLC	2,482
742	QinetiQ Group PLC	2,811
222	Redde PLC	493
198	Redrow PLC	1,185
1,174	Rentokil Initial PLC	4,943
499	Rightmove PLC	2,786
616	Rotork PLC	2,061
394	RPC Group PLC	3,603

Schedule of Investments

435	RPS Group PLC	$860
239	Savills PLC	2,215
545	Senior PLC	1,670
2,694	Serco Group PLC(a)	3,083
1,459	SIG PLC	1,999
132	Spectris PLC	4,032
31	Spirax-Sarco Engineering PLC	2,427
567	Spire Healthcare Group PLC(b)	899
344	Sports Direct International PLC(a)	1,272
423	SSP Group PLC	3,380
49	Staffline Group PLC	823
408	Stobart Group Ltd.	1,029
33	Superdry PLC	326
354	Synthomer PLC	1,835
1,446	TalkTalk Telecom Group PLC	2,341
96	Telecom Plus PLC	1,673
123	Ultra Electronics Holdings PLC	2,268
500	Vesuvius PLC	3,362
65	Victrex PLC	2,032
147	WH Smith PLC	3,575

		198,499

	United States - 0.8%
52	Altisource Portfolio Solutions SA(a)	1,234
110	Caesarstone Ltd.	1,722
269	Ferroglobe PLC	594
319	Frank’s International NV(a)	2,345
121	IMAX Corp.(a)	2,246
66	Luxoft Holding, Inc., Class A(a)	2,179
506	McEwen Mining, Inc.	895
30	Orthofix Medical, Inc.(a)	1,807
1,015	Samsonite International SA(a)(b)	3,061
81	Wright Medical Group NV(a)	2,265

		18,348

	Total Common Stocks & Other Equity Interests (Cost $2,503,121)	2,300,251

	Money Market Fund - 0.2%
5,598	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(c) (Cost $5,598)	5,598

	Total Investments in Securities (Cost $2,508,719) - 99.9%	2,305,849
	Other assets less liabilities - 0.1%	1,173

	Net Assets -100.0%	$2,307,022

Investment Abbreviations:

BR - Bearer Shares

CVA - Dutch Certificates

SDR - Swedish Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2018 was $35,306, which represented 1.53% of the Fund’s Net Assets.

(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.

Schedule of Investments

Invesco Strategic Emerging Markets ETF (ISEM)

November 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.8%
	Brazil - 10.7%
2,139	Ambev SA	$9,340
6,992	Banco Bradesco SA (Preference Shares)	69,400
720	Banco do Estado do Rio Grande do Sul SA (Preference Shares), Class B	4,056
330	BB Seguridade Participacoes SA	2,412
171	Bradespar SA (Preference Shares)	1,403
307	Braskem SA (Preference Shares), Class A	4,293
1,207	BRF SA(a)	6,906
826	CCR SA	2,769
670	Centrais Eletricas Brasileiras SA(a)	4,224
310	Cia Brasileira de Distribuicao (Preference Shares), Class A	6,673
143	Cia de Gas de Sao Paulo - COMGAS (Preference Shares), Class A	2,160
334	Cia de Saneamento Basico do Estado de Sao Paulo	2,433
531	Cia de Saneamento do Parana	7,832
2,857	Cia Energetica de Minas Gerais (Preference Shares)	9,372
486	Cia Paranaense de Energia (Preference Shares), Class B	4,076
718	Cia Siderurgica Nacional SA(a)	1,644
542	Cielo SA	1,332
173	Cosan SA	1,539
451	CPFL Energias Renovaveis SA	1,675
383	EDP - Energias do Brasil SA	1,353
80	Equatorial Energia SA	1,500
106	Fibria Celulose SA	2,003
1,609	Gerdau SA (Preference Shares)	6,428
150	Hypera SA	1,243
943	Kroton Educacional SA	2,555
286	Lojas Americanas SA (Preference Shares)	1,455
147	Lojas Renner SA	1,483
2,853	Oi SA(a)	1,060
9,912	Petroleo Brasileiro SA (Preference Shares)	65,128
625	Telefonica Brasil SA (Preference Shares)	7,421
654	TIM Participacoes SA	2,002
797	Usinas Siderurgicas de Minas Gerais SA (Preference Shares), Class A	1,923
1,998	Vale SA	27,226

		266,319

	Chile - 0.7%
1,265	Cencosud SA	2,343
241	Embotelladora Andina SA (Preference Shares), Class B	850
104	Empresa Nacional de Telecomunicaciones SA	847
581	Empresas CMPC SA	2,005
212	Empresas COPEC SA	2,857
3,792	Enel Generacion Chile SA	2,384
215	Latam Airlines Group SA	2,202
227	S.A.C.I. Falabella	1,684

58	Sociedad Quimica y Minera de Chile SA (Preference Shares), Series B	$2,566

		17,738

	China - 52.4%
168	21Vianet Group, Inc. ADR(a)	1,593
13	51job, Inc. ADR(a)	885
51	58.com, Inc. ADR(a)	3,039
117	AAC Technologies Holdings, Inc.	829
706	Agile Group Holdings Ltd.	958
4,196	Air China Ltd., H-Shares	4,059
637	Alibaba Group Holding Ltd. ADR(a)	102,468
14,474	Aluminum Corp. of China Ltd., H-Shares(a)	5,179
2,254	Angang Steel Co. Ltd., H-Shares	1,840
1,624	Anhui Conch Cement Co. Ltd., H-Shares	8,477
19	Autohome, Inc. ADR	1,564
3,516	AVIC International Holdings Ltd., H-Shares	1,914
2,543	AviChina Industry & Technology Co. Ltd., H-Shares	1,784
6,585	BAIC Motor Corp. Ltd., H-Shares(b)	4,039
98	Baidu, Inc. ADR(a)	18,451
9,909	BBMG Corp., H-Shares	3,191
1,495	Beijing Capital International Airport Co. Ltd., H-Shares	1,662
3,488	Beijing Capital Land Ltd., H-Shares	1,368
455	Beijing Enterprises Holdings Ltd.	2,669
6,489	Beijing Jingneng Clean Energy Co. Ltd., H-Shares	1,227
69	Bitauto Holdings Ltd. ADR(a)	1,274
522	BYD Co. Ltd., H-Shares	3,912
7,599	CGN Power Co. Ltd., H-Shares(b)	1,884
96	Changyou.com Ltd. ADR	1,886
3,904	China Agri-Industries Holdings Ltd.	1,477
5,635	China BlueChemical Ltd., H-Shares	1,800
9,297	China Coal Energy Co. Ltd., H-Shares	3,718
8,332	China Communications Construction Co. Ltd., H-Shares	8,092
3,006	China Communications Services Corp. Ltd., H-Shares	2,508
3,438	China Eastern Airlines Corp. Ltd., H-Shares	2,135
733	China International Marine Containers Group Co. Ltd., H-Shares	787
2,151	China Jinmao Holdings Group Ltd.	1,031
9,736	China Life Insurance Co. Ltd., H-Shares	20,901
5,891	China Longyuan Power Group Corp. Ltd., H-Shares	4,630
840	China Mengniu Dairy Co. Ltd.(a)	2,598
5,239	China Mobile Ltd.	51,983
4,200	China Molybdenum Co. Ltd., H-Shares	1,712
6,393	China National Building Material Co. Ltd., H-Shares	4,975
4,923	China Oilfield Services Ltd., H-Shares	4,592
1,488	China Overseas Land & Investment Ltd.	5,191
9,383	China Pacific Insurance Group Co. Ltd., H-Shares	33,212
162,312	China Petroleum & Chemical Corp. (Sinopec), H-Shares	137,926
6,870	China Power International Development Ltd.	1,606
33,762	China Railway Construction Corp. Ltd., H-Shares	43,228
40,203	China Railway Group Ltd., H-Shares	36,937
2,507	China Railway Signal & Communication Corp. Ltd., H-Shares(b)	1,772
42,727	China Reinsurance Group Corp., H-Shares	8,899
643	China Resources Beer Holdings Co. Ltd.	2,177
336	China Resources Gas Group Ltd.	1,355

Schedule of Investments

1,024	China Resources Land Ltd.	$3,795
2,224	China Resources Power Holdings Co. Ltd.	4,212
20,535	China Shenhua Energy Co. Ltd., H-Shares	45,606
5,932	China Southern Airlines Co. Ltd., H-Shares	4,040
1,855	China Taiping Insurance Holdings Co. Ltd.	6,139
19,358	China Telecom Corp. Ltd., H-Shares	10,414
6,262	China Unicom Hong Kong Ltd.	7,258
7,299	China Vanke Co. Ltd., H-Shares	25,089
61	China Yuchai International Ltd.	857
7,952	Chongqing Iron & Steel Co. Ltd., H-Shares(a)	1,179
12,288	CNOOC Ltd.	20,884
3,424	COSCO SHIPPING Energy Transportation Co. Ltd., H-Shares	1,851
7,174	COSCO SHIPPING Holdings Co. Ltd., H-Shares(a)	2,915
18,767	CRRC Corp. Ltd., H-Shares	17,506
364	CSPC Pharmaceutical Group Ltd.	737
332	Ctrip.com International Ltd. ADR(a)	9,578
13,075	Datang International Power Generation Co. Ltd., H-Shares	3,208
4,636	Dongfang Electric Corp. Ltd., H-Shares(a)	2,618
9,566	Dongfeng Motor Group Co. Ltd., H-Shares	9,229
249	ENN Energy Holdings Ltd.	2,235
270	Fang Holdings Ltd. ADR(a)	497
39	Fanhua, Inc. ADR	954
7,358	FIH Mobile Ltd.(a)	884
942	Fuyao Glass Industry Group Co. Ltd., H-Shares(b)	2,907
16,290	GCL-Poly Energy Holdings Ltd.(a)	1,124
885	Geely Automobile Holdings Ltd.	1,744
20,923	GOME Retail Holdings Ltd.(a)	1,872
8,064	Great Wall Motor Co. Ltd., H-Shares	5,152
1,001	Guangdong Investment Ltd.	1,931
4,995	Guangshen Railway Co. Ltd., H-Shares	1,953
4,811	Guangzhou Automobile Group Co. Ltd., H-Shares	5,004
2,172	Guangzhou R&F Properties Co. Ltd., H-Shares	3,364
5,908	Harbin Electric Co. Ltd., H-Shares	1,834
248	Hengan International Group Co. Ltd.	2,027
1,176	Hisense Home Appliances Group Co. Ltd., H-Shares	909
49	Hollysys Automation Technologies Ltd.	971
21,808	Huadian Power International Corp. Ltd., H-Shares	9,335
23,659	Huaneng Power International, Inc., H-Shares	14,753
1,103	JD.com, Inc. ADR(a)	23,417
2,935	Jiangsu Expressway Co. Ltd., H-Shares	3,945
6,180	Jiangxi Copper Co. Ltd., H-Shares	7,463
105	JinkoSolar Holding Co. Ltd. ADR(a)	1,215
577	Kingboard Holdings Ltd.	1,648
3,376	Kunlun Energy Co. Ltd.	4,085
4,240	Legend Holdings Corp., H-Shares(b)	12,489
16,319	Lenovo Group Ltd.	11,782
3,971	Lianhua Supermarket Holdings Co. Ltd., H-Shares(a)	832
500	Longfor Group Holdings Ltd.	1,406
5,358	Maanshan Iron & Steel Co. Ltd., H-Shares	2,465
21,863	Metallurgical Corp. of China Ltd., H-Shares	5,560
75	Momo, Inc. ADR(a)	2,351
58	NetEase, Inc. ADR	13,170
3,596	New China Life Insurance Co. Ltd., H-Shares	15,738
34	New Oriental Education & Technology Group, Inc. ADR(a)	1,943

60,588	People’s Insurance Co. Group of China Ltd. (The), H-Shares	$26,091
275,840	PetroChina Co. Ltd., H-Shares	193,510
21,709	PICC Property & Casualty Co. Ltd., H-Shares	22,276
8,065	Ping An Insurance Group Co. of China Ltd., H-Shares	78,014
2,207	Qingdao Port International Co. Ltd., H-Shares(a)(b)	1,263
7,753	Qinhuangdao Port Co. Ltd., H-Shares	1,763
1,616	Semiconductor Manufacturing International Corp.(a)	1,485
1,602	Shandong Chenming Paper Holdings Ltd., H-Shares	936
16,621	Shanghai Electric Group Co. Ltd., H-Shares	5,650
403	Shanghai Fosun Pharmaceutical Group Co. Ltd., H-Shares	1,390
462	Shanghai Industrial Holdings Ltd.	1,007
3,711	Shanghai Jin Jiang International Hotels Group Co. Ltd., H-Shares	996
1,910	Shanghai Pharmaceuticals Holding Co. Ltd., H-Shares	4,710
1,807	Shenzhen Expressway Co. Ltd., H-Shares	1,783
116	Shenzhou International Group Holdings Ltd.	1,408
749	Shimao Property Holdings Ltd.	1,851
43	SINA Corp.(a)	2,785
4,023	Sinopec Engineering Group Co. Ltd., H-Shares	3,727
7,158	Sinopec Oilfield Service Corp., H-Shares(a)	723
7,774	Sinopec Shanghai Petrochemical Co. Ltd., H-Shares	3,527
1,100	Sinopharm Group Co. Ltd., H-Shares	5,419
5,450	Sinotrans Ltd., H-Shares	2,180
376	Sunac China Holdings Ltd.	1,249
40	TAL Education Group ADR(a)	1,123
336	Tencent Holdings Ltd.	13,396
867	Tingyi (Cayman Islands) Holding Corp.	1,123
430	Tsingtao Brewery Co. Ltd., H-Shares	1,750
652	Vipshop Holdings Ltd. ADR(a)	3,762
1,831	Want Want China Holdings Ltd.	1,350
18	Weibo Corp. ADR(a)	1,146
1,456	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	1,440
396	Xinyuan Real Estate Co. Ltd. ADR	1,647
2,201	Yangzijiang Shipbuilding Holdings Ltd.	1,989
3,192	Yanzhou Coal Mining Co. Ltd., H-Shares	2,863
22	YY, Inc. ADR(a)	1,498
1,356	Zhaojin Mining Industry Co. Ltd., H-Shares	1,291
6,435	Zoomlion Heavy Industry Science and Technology Co. Ltd., H-Shares	2,344

		1,307,933

	Colombia - 0.4%
386	Almacenes Exito SA	1,588
1,937	Avianca Holdings SA (Preference Shares)	1,241
307	Grupo Argos SA	1,534
546	Grupo de Inversiones Suramericana SA (Preference Shares)	5,157

		9,520

	Greece - 0.4%
155	Hellenic Telecommunications Organization SA	1,832
78	Motor Oil (Hellas) Corinth Refineries SA	1,789
157	OPAP SA	1,476
959	Public Power Corp. SA(a)	1,432
90	Star Bulk Carriers Corp.(a)	861
609	Tsakos Energy Navigation Ltd.	2,052

		9,442

Schedule of Investments

	Hong Kong - 0.3%
518	Haier Electronics Group Co. Ltd.(a)	$1,206
729	Nine Dragons Paper Holdings Ltd.	739
2,827	Skyworth Digital Holdings Ltd.	694
1,368	Sun Art Retail Group Ltd.	1,528
953	Yue Yuen Industrial Holdings Ltd.	2,770

		6,937

	Hungary - 0.3%
460	MOL Hungarian Oil & Gas PLC	5,087
69	Richter Gedeon Nyrt	1,357

		6,444

	India - 3.6%
127	Dr Reddy’s Laboratories Ltd. ADR	4,882
4,698	Infosys Ltd. ADR	46,322
100	Reliance Infrastructure Ltd. GDR(b)	1,470
1,955	Tata Motors Ltd. ADR(a)	23,851
888	Tata Steel Ltd. GDR(b)	6,767
568	Vedanta Ltd. ADR	6,333
34	WNS (Holdings) Ltd. ADR(a)	1,660

		91,285

	Indonesia - 0.9%
10,031	Adaro Energy TBK PT	901
12,620	Astra International TBK PT	7,544
1,031	Indocement Tunggal Prakarsa TBK PT	1,377
3,608	Indofood Sukses Makmur TBK PT	1,665
12,411	Perusahaan Gas Negara (Persero) TBK PT	1,697
2,021	Semen Indonesia (Persero) TBK PT	1,699
24,093	Telekomunikasi Indonesia (Persero) TBK PT	6,199
665	United Tractors TBK PT	1,279

		22,361

	Malaysia - 1.1%
1,787	Axiata Group Bhd	1,550
2,576	FGV Holdings Bhd	545
1,782	Genting Bhd	2,674
699	IHH Healthcare Bhd	897
2,810	IJM Corp. Bhd	1,095
4,726	Malakoff Corp. Bhd	909
1,039	Maxis Bhd	1,348
832	MISC Bhd	1,223
1,112	Petronas Chemicals Group Bhd	2,445
243	Petronas Gas Bhd	1,100
8,685	Sapura Energy Bhd(a)	737
11,622	Sime Darby Bhd	6,360
1,647	Tenaga Nasional Bhd	5,605
6,117	YTL Corp. Bhd	1,637

		28,125

	Mexico - 4.1%
23,464	America Movil SAB de CV, Series L	15,777
670	Arca Continental SAB de CV	3,463
3,103	Cemex SAB de CV-PC ADR(a)	15,949
1,437	Coca-Cola Femsa SAB de CV, Series L	8,658
416	Fomento Economico Mexicano SAB de CV ADR	36,088
1,593	Gentera SAB de CV	1,181
154	Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,068
1,179	Grupo Bimbo SAB de CV, Series A	2,260
43	Grupo Elektra SAB de CV	1,934
392	Grupo Televisa SAB ADR	5,351
76	Industrias Penoles SAB de CV	866
701	Kimberly-Clark de Mexico SAB de CV, Class A	1,037
663	Mexichem SAB de CV	1,550

418	Unifin Financiera SAB de CV SOFOM ENR	$891
2,506	Wal-Mart de Mexico SAB de CV	6,200

		102,273

	Peru - 0.2%
297	Cia de Minas Buenaventura SAA ADR	4,200
3,542	Volcan Cia Minera SAA, Class B	785

		4,985

	Philippines - 0.2%
93	Ayala Corp.	1,687
1,563	Ayala Land, Inc.	1,242
143	SM Investments Corp.	2,478

		5,407

	Poland - 1.3%
497	Enea SA(a)	1,403
480	Energa SA(a)	1,151
99	Grupa Lotos SA	2,142
166	KGHM Polska Miedz SA(a)	3,929
1,302	Orange Polska SA(a)	1,642
392	Polski Koncern Naftowy ORLEN SA	11,387
1,588	Polskie Gornictwo Naftowe i Gazownictwo SA	2,702
568	Powszechny Zaklad Ubezpieczen SA	6,424
4,562	Tauron Polska Energia SA(a)	2,708

		33,488

	Russia - 6.8%
15,256	Gazprom PJSC ADR	72,619
150	Globaltrans Investment PLC GDR(b)	1,407
323	Lenta Ltd. GDR(a)(b)	1,134
785	LUKOIL PJSC ADR	57,697
291	Magnit PJSC GDR(b)	3,716
418	MMC Norilsk Nickel PJSC ADR	7,875
566	Mobile TeleSystems PJSC ADR	4,194
136	Polymetal International PLC	1,362
453	Rostelecom PJSC ADR	2,913
1,414	RusHydro PJSC ADR	1,007
258	Severstal PJSC GDR(b)	3,790
1,061	Sistema PJSFC GDR(b)	2,716
142	Tatneft PJSC ADR	8,943

		169,373

	South Africa - 3.1%
325	AngloGold Ashanti Ltd.	3,261
99	Aspen Pharmacare Holdings Ltd.	1,050
149	Barloworld Ltd.	1,236
228	Bidvest Group Ltd. (The)	3,376
871	DataTec Ltd.	1,646
84	Discovery Ltd.	932
235	Exxaro Resources Ltd.	2,189
87	Foschini Group Ltd. (The)	1,097
637	Gold Fields Ltd.	1,854
684	Harmony Gold Mining Co. Ltd.(a)	1,030
1,275	Impala Platinum Holdings Ltd.(a)	3,034
188	Imperial Holdings Ltd.	861
170	Liberty Holdings Ltd.	1,312
549	Life Healthcare Group Holdings Ltd.	1,029
99	Massmart Holdings Ltd.	750
188	Motus Holdings Ltd.(a)	1,180
73	Mr. Price Group Ltd.	1,269
1,700	MTN Group Ltd.	10,713
143	Net 1 UEPS Technologies, Inc.(a)	781
236	Pick n Pay Stores Ltd.	1,251
225	Remgro Ltd.	3,272
1,337	Sanlam Ltd.	7,408
305	Sappi Ltd.	1,666
441	Sasol Ltd.	12,921
157	Shoprite Holdings Ltd.	2,232

Schedule of Investments

134	SPAR Group Ltd. (The)	$1,892
360	Telkom SA SOC Ltd.	1,472
203	Truworths International Ltd.	1,285
284	Vodacom Group Ltd.	2,570
540	Woolworths Holdings Ltd.	2,181

		76,750

	Taiwan - 10.6%
3,169	Acer, Inc.(a)	2,047
1,454	ASE Technology Holding Co. Ltd.(a)	2,946
2,028	Asia Cement Corp.	2,219
717	Asustek Computer, Inc.	5,075
16,784	AU Optronics Corp.	6,839
274	Catcher Technology Co. Ltd.	2,353
2,108	Cheng Shin Rubber Industry Co. Ltd.	2,909
549	Chicony Electronics Co. Ltd.	1,075
4,401	China Airlines Ltd.	1,572
10,439	China Development Financial Holding Corp.	3,389
8,576	China Life Insurance Co. Ltd.	8,144
9,025	China Steel Corp.	7,032
2,032	Chunghwa Telecom Co. Ltd.	7,059
11,420	Compal Electronics, Inc.	6,525
1,190	Delta Electronics, Inc.	5,022
3,476	Far Eastern New Century Corp.	3,211
769	Far EasTone Telecommunications Co. Ltd.	1,810
1,629	Formosa Chemicals & Fibre Corp.	5,632
1,548	Formosa Plastics Corp.	5,026
796	Foxconn Technology Co. Ltd.	1,607
786	Highwealth Construction Corp.	1,197
187	Himax Technologies, Inc. ADR	780
13,785	Hon Hai Precision Industry Co. Ltd.	32,178
158	Hotai Motor Co. Ltd.	1,216
21,264	Innolux Corp.	7,076
4,319	Inventec Corp.	3,099
19	Largan Precision Co. Ltd.	2,079
2,679	Lite-On Technology Corp.	3,557
680	MediaTek, Inc.	5,243
5,113	Mercuries & Associates Holding Ltd.	3,204
5,273	Mercuries Life Insurance Co. Ltd.(a)	2,243
289	Micro-Star International Co. Ltd.	680
2,322	Nan Ya Plastics Corp.	5,601
312	Novatek Microelectronics Corp.	1,317
4,677	Pegatron Corp.	7,941
2,480	Pou Chen Corp.	2,697
544	Powertech Technology, Inc.	1,277
195	President Chain Store Corp.	2,013
4,374	Quanta Computer, Inc.	7,093
612	Radiant Opto-Electronics Corp.	1,675
1,164	Synnex Technology International Corp.	1,370
2,722	Taiwan Cement Corp.	3,049
693	Taiwan Mobile Co. Ltd.	2,452
7,782	Taiwan Semiconductor Manufacturing Co. Ltd.	56,973
1,460	Tatung Co. Ltd.(a)	1,920
1,556	Teco Electric and Machinery Co. Ltd.	866
827	TPK Holding Co. Ltd.	1,420
397	Tripod Technology Corp.	1,074
2,061	Unimicron Technology Corp.	1,415
2,670	Uni-President Enterprises Corp.	6,259
12,296	United Microelectronics Corp.	4,611
2,141	Walsin Lihwa Corp.	1,282
8,178	Wistron Corp.	5,191
2,561	WPG Holdings Ltd.	3,118
44	Yageo Corp.	528

		265,186

	Thailand - 1.5%
372	Advanced Info Service PCL NVDR	2,019

3,504	Charoen Pokphand Foods PCL NVDR	$2,664
1,013	CP ALL PCL NVDR	2,102
7,834	IRPC PCL NVDR	1,453
4,203	Land & Houses PCL NVDR	1,291
901	PTT Exploration & Production PCL NVDR	3,616
1,229	PTT Global Chemical PCL NVDR	2,933
7,064	PTT PCL NVDR	10,578
484	Siam Cement PCL (The) NVDR	6,505
2,307	Thai Airways International PCL NVDR(a)	1,010
2,277	Thai Beverage PCL	1,046
925	Thai Oil PCL NVDR	2,138

		37,355

	Turkey - 0.7%
110	BIM Birlesik Magazalar AS	1,771
1,789	Eregli Demir ve Celik Fabrikalari TAS	2,587
1,637	KOC Holding AS	4,796
145	Tupras Turkiye Petrol Rafinerileri AS	3,450
647	Turk Hava Yollari AO(a)	2,095
1,085	Turkcell Iletisim Hizmetleri AS	2,623

		17,322

	United Kingdom - 0.2%
215	Mondi Ltd.	4,729

	United States - 0.3%
2,337	JBS SA	7,099

	Total Common Stocks & Other Equity Interests (Cost $2,501,041)	2,490,071

	Money Market Fund - 0.2%
5,379	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(c) (Cost $5,379)	5,379

	Total Investments in Securities (Cost $2,506,420) - 100.0%	2,495,450
	Other assets less liabilities - 0.0%	886

	Net Assets - 100.0%	$2,496,336

Investment Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-voting Depositary Receipt

PC - Participation Certificate

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2018 was $45,354, which represented 1.82% of the Fund’s Net Assets.

(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.

Schedule of Investments(a)

Invesco Strategic US ETF (IUS)

November 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.8%
	Communication Services - 10.2%
30	Activision Blizzard, Inc.	$1,496
35	Alphabet, Inc., Class A(b)	38,838
48	AMC Entertainment Holdings, Inc., Class A	655
12	AMC Networks, Inc., Class A(b)	718
1,612	AT&T, Inc.	50,359
82	CBS Corp., Class B	4,443
337	CenturyLink, Inc.	6,336
14	Charter Communications, Inc., Class A(b)	4,609
807	Comcast Corp., Class A	31,481
109	Discovery, Inc., Class A(b)	3,348
73	DISH Network Corp., Class A(b)	2,391
15	Electronic Arts, Inc.(b)	1,261
63	Facebook, Inc., Class A(b)	8,858
177	Frontier Communications Corp.	632
6	IAC/InterActiveCorp.(b)	1,068
62	Interpublic Group of Cos., Inc. (The)	1,457
16	Live Nation Entertainment, Inc.(b)	891
140	News Corp., Class A	1,817
40	Omnicom Group, Inc.	3,079
116	Sirius XM Holdings, Inc.	723
42	Telephone & Data Systems, Inc.	1,501
41	T-Mobile US, Inc.(b)	2,806
27	Tribune Media Co., Class A	1,087
247	Twenty-First Century Fox, Inc., Class A	12,219
22	Twitter, Inc.(b)	692
635	Verizon Communications, Inc.	38,291
95	Viacom, Inc., Class B	2,932
206	Walt Disney Co. (The)	23,791
121	Windstream Holdings, Inc.(b)	364

		248,143

	Consumer Discretionary - 11.9%
8	Advance Auto Parts, Inc.	1,422
9	Amazon.com, Inc.(b)	15,212
42	American Axle & Manufacturing Holdings, Inc.(b)	523
47	Aramark	1,789
42	AutoNation, Inc.(b)	1,559
3	AutoZone, Inc.(b)	2,427
113	Bed Bath & Beyond, Inc.	1,455
59	Best Buy Co., Inc.	3,811
19	Big Lots, Inc.	828
2	Booking Holdings, Inc.(b)	3,784
34	BorgWarner, Inc.	1,346
13	Brunswick Corp.	690
5	Burlington Stores, Inc.(b)	829
26	CarMax, Inc.(b)	1,718
101	Carnival Corp.	6,089
7	Carter’s, Inc.	647
3	Chipotle Mexican Grill, Inc.(b)	1,420
37	Core-Mark Holding Co., Inc.	972
41	D.R. Horton, Inc.	1,526
39	Dana, Inc.	566
18	Darden Restaurants, Inc.	1,990
35	Dick’s Sporting Goods, Inc.	1,259
13	Dillard’s, Inc., Class A	902
37	Dollar General Corp.	4,107

20	Dollar Tree, Inc.(b)	$1,735
3	Domino’s Pizza, Inc.	832
119	eBay, Inc.(b)	3,552
16	Expedia Group, Inc.	1,933
30	Foot Locker, Inc.	1,692
2,226	Ford Motor Co.	20,947
85	GameStop Corp., Class A	1,161
49	Gap, Inc. (The)	1,337
7	Garrett Motion, Inc. (Switzerland)(b)	80
702	General Motors Co.	26,641
27	Gentex Corp.	608
25	Genuine Parts Co.	2,593
97	Goodyear Tire & Rubber Co. (The)	2,247
13	Group 1 Automotive, Inc.	731
73	H&R Block, Inc.	1,972
70	Hanesbrands, Inc.	1,114
51	Harley-Davidson, Inc.	2,157
12	Hasbro, Inc.	1,092
20	Hilton Worldwide Holdings, Inc.	1,511
104	Home Depot, Inc. (The)	18,753
15	Hyatt Hotels Corp., Class A	1,070
428	J.C. Penney Co., Inc.(b)	612
54	Kohl’s Corp.	3,627
79	L Brands, Inc.	2,616
38	Las Vegas Sands Corp.	2,088
13	Lear Corp.	1,771
22	Leggett & Platt, Inc.	852
31	Lennar Corp., Class A	1,325
8	Lithia Motors, Inc., Class A	663
38	LKQ Corp.(b)	1,058
123	Lowe's Cos., Inc.	11,607
125	Macy's, Inc.	4,277
16	Marriott International, Inc., Class A	1,840
77	Mattel, Inc.(b)	1,070
101	McDonald's Corp.	19,039
51	MGM Resorts International	1,375
7	Mohawk Industries, Inc.(b)	896
15	Murphy USA, Inc.(b)	1,215
68	Newell Brands, Inc.	1,591
121	NIKE, Inc., Class B	9,090
60	Nordstrom, Inc.	3,172
18	Norwegian Cruise Line Holdings Ltd.(b)	924
472	Office Depot, Inc.	1,525
8	O’Reilly Automotive, Inc.(b)	2,774
15	Penske Automotive Group, Inc.	654
8	Polaris Industries, Inc.	776
43	PulteGroup, Inc.	1,140
11	PVH Corp.	1,216
99	Qurate Retail, Inc.(b)	2,200
15	Ralph Lauren Corp.	1,671
8	RH(b)	929
27	Ross Stores, Inc.	2,365
23	Royal Caribbean Cruises Ltd.	2,601
21	Service Corp. International	970
48	Signet Jewelers Ltd.	2,530
12	Six Flags Entertainment Corp.	736
106	Starbucks Corp.	7,072
27	Tapestry, Inc.	1,051
148	Target Corp.	10,502
43	Taylor Morrison Home Corp., Class A(b)	727
20	Tenneco, Inc., Class A	675
3	Tesla, Inc.(b)	1,051
8	Thor Industries, Inc.	542
12	Tiffany & Co.	1,092
132	TJX Cos., Inc. (The)	6,448
23	Toll Brothers, Inc.	758
14	Tractor Supply Co.	1,332

Schedule of Investments(a)

4	Ulta Beauty, Inc.(b)	$1,191
33	Under Armour, Inc., Class A(b)	788
40	VF Corp.	3,252
18	Whirlpool Corp.	2,270
17	Williams-Sonoma, Inc.	963
15	Wyndham Destinations, Inc.	622
4	Wynn Resorts Ltd.	438
60	Yum! Brands, Inc.	5,533

		289,731

	Consumer Staples - 10.7%
161	Altria Group, Inc.	8,828
194	Archer-Daniels-Midland Co.	8,928
24	Brown-Forman Corp., Class B	1,145
64	Bunge Ltd.	3,652
34	Campbell Soup Co.	1,333
7	Casey’s General Stores, Inc.	906
26	Church & Dwight Co., Inc.	1,721
13	Clorox Co. (The)	2,153
424	Coca-Cola Co. (The)	21,370
76	Colgate-Palmolive Co.	4,827
54	Conagra Brands, Inc.	1,746
10	Constellation Brands, Inc., Class A	1,958
59	Costco Wholesale Corp.	13,646
55	Coty, Inc., Class A	459
21	Estee Lauder Cos., Inc. (The), Class A	2,996
110	General Mills, Inc.	4,654
16	Herbalife Nutrition Ltd.(b)	916
20	Hershey Co. (The)	2,166
47	Hormel Foods Corp.	2,119
9	Ingredion, Inc.	940
21	JM Smucker Co. (The)	2,195
49	Kellogg Co.	3,119
16	Keurig Dr Pepper, Inc.	432
43	Kimberly-Clark Corp.	4,961
329	Kroger Co. (The)	9,758
11	McCormick & Co., Inc.	1,650
27	Molson Coors Brewing Co., Class B	1,776
237	Mondelez International, Inc., Class A	10,660
34	Monster Beverage Corp.(b)	2,029
176	PepsiCo, Inc.	21,461
36	Performance Food Group Co.(b)	1,241
122	Philip Morris International, Inc.	10,557
11	Post Holdings, Inc.(b)	1,064
373	Procter & Gamble Co. (The)	35,252
1,190	Rite Aid Corp.(b)	1,321
27	SpartanNash Co.	506
31	Sprouts Farmers Market, Inc.(b)	714
103	Sysco Corp.	6,942
16	TreeHouse Foods, Inc.(b)	842
93	Tyson Foods, Inc., Class A	5,482
15	United Natural Foods, Inc.(b)	324
214	Walgreens Boots Alliance, Inc.	18,119
360	Walmart, Inc.	35,154

		262,022

	Energy - 6.7%
62	Anadarko Petroleum Corp.	3,280
63	Antero Resources Corp.(b)	827
52	Apache Corp.	1,827
37	Cabot Oil & Gas Corp.	931
267	Chevron Corp.	31,757
6	Cimarex Energy Co.	492
158	ConocoPhillips	10,456
14	CVR Energy, Inc.	528
61	Devon Energy Corp.	1,649
6	Diamondback Energy, Inc.	662
25	EOG Resources, Inc.	2,583
30	EQT Corp.	561

24	Equitrans Midstream Corp.(b)	$536
662	Exxon Mobil Corp.	52,629
40	Halliburton Co.	1,257
13	Helmerich & Payne, Inc.	788
30	HollyFrontier Corp.	1,874
147	Marathon Petroleum Corp.	9,579
74	National Oilwell Varco, Inc.	2,376
80	Occidental Petroleum Corp.	5,622
21	ONEOK, Inc.	1,290
31	PBF Energy, Inc., Class A	1,199
21	Peabody Energy Corp.	654
94	Phillips 66	8,791
8	Pioneer Natural Resources Co.	1,182
57	QEP Resources, Inc.(b)	458
38	Range Resources Corp.	553
157	Schlumberger Ltd.	7,081
131	Southwestern Energy Co.(b)	631
24	Targa Resources Corp.	1,071
98	Valero Energy Corp.	7,830
93	World Fuel Services Corp.	2,398

		163,352

	Financials - 5.9%
7	Affiliated Managers Group, Inc.	778
3	Alleghany Corp.	1,893
95	Allstate Corp. (The)	8,473
141	American Express Co.	15,830
20	Arthur J. Gallagher & Co.	1,541
28	Axis Capital Holdings Ltd.	1,550
298	Berkshire Hathaway, Inc., Class B(b)	65,036
25	Cincinnati Financial Corp.	2,043
9	Everest Re Group Ltd.	1,999
56	Fidelity National Financial, Inc.	1,882
19	First American Financial Corp.	918
69	Franklin Resources, Inc.	2,339
9	Hanover Insurance Group, Inc. (The)	1,032
22	INTL. FCStone, Inc.(b)	857
85	Jefferies Financial Group, Inc.	1,857
22	Lazard Ltd., Class A	883
27	Legg Mason, Inc.	782
1	Markel Corp.(b)	1,144
49	Marsh & McLennan Cos., Inc.	4,346
10	Moody’s Corp.	1,591
7	MSCI, Inc.	1,100
12	Nasdaq, Inc.	1,096
60	Old Republic International Corp.	1,353
19	OneMain Holdings, Inc.(b)	556
70	Progressive Corp. (The)	4,640
16	Reinsurance Group of America, Inc.	2,390
13	S&P Global, Inc.	2,377
18	T. Rowe Price Group, Inc.	1,789
74	Travelers Cos., Inc. (The)	9,647
17	W.R. Berkley Corp.	1,339

		143,061

	Health Care - 18.1%
132	Abbott Laboratories	9,775
135	AbbVie, Inc.	12,726
24	Agilent Technologies, Inc.	1,736
16	Alexion Pharmaceuticals, Inc.(b)	1,970
120	AmerisourceBergen Corp.	10,668
80	Amgen, Inc.	16,660
49	Anthem, Inc.	14,213
39	Baxter International, Inc.	2,673
13	Becton, Dickinson and Co.	3,286
23	Biogen, Inc.(b)	7,676
58	Boston Scientific Corp.(b)	2,185
122	Bristol-Myers Squibb Co.	6,522
212	Cardinal Health, Inc.	11,624

Schedule of Investments

63	Celgene Corp.(b)	$4,550
30	Centene Corp.(b)	4,268
27	Cerner Corp.(b)	1,564
33	Cigna Corp.	7,372
419	Community Health Systems, Inc.(b)	1,990
3	Cooper Cos., Inc. (The)	836
390	CVS Health Corp.	31,278
52	Danaher Corp.	5,696
40	DaVita, Inc.(b)	2,642
31	DENTSPLY SIRONA, Inc.	1,171
9	Edwards Lifesciences Corp.(b)	1,458
89	Eli Lilly & Co.	10,559
11	Encompass Health Corp.	827
199	Express Scripts Holding Co.(b)	20,193
367	Gilead Sciences, Inc.	26,402
46	HCA Healthcare, Inc.	6,624
23	Henry Schein, Inc.(b)	2,052
21	Humana, Inc.	6,919
4	Illumina, Inc.(b)	1,350
4	Intuitive Surgical, Inc.(b)	2,123
8	IQVIA Holdings, Inc.(b)	1,001
4	Jazz Pharmaceuticals PLC(b)	605
291	Johnson & Johnson	42,748
11	Laboratory Corp. of America Holdings(b)	1,602
120	McKesson Corp.	14,940
16	MEDNAX, Inc.(b)	643
164	Medtronic PLC	15,995
342	Merck & Co., Inc.	27,134
1	Mettler-Toledo International, Inc.(b)	637
15	Molina Healthcare, Inc.(b)	2,096
52	Owens & Minor, Inc.	397
37	Patterson Cos., Inc.	939
19	Perrigo Co. PLC	1,183
778	Pfizer, Inc.	35,967
20	Quest Diagnostics, Inc.	1,771
4	Regeneron Pharmaceuticals, Inc.(b)	1,463
17	Stryker Corp.	2,983
55	Tenet Healthcare Corp.(b)	1,434
28	Thermo Fisher Scientific, Inc.	6,987
8	United Therapeutics Corp.(b)	945
100	UnitedHealth Group, Inc.	28,136
15	Universal Health Services, Inc., Class B	2,070
8	Varian Medical Systems, Inc.(b)	987
5	Waters Corp.(b)	993
7	WellCare Health Plans, Inc.(b)	1,784
24	Zimmer Biomet Holdings, Inc.	2,808
13	Zoetis, Inc.	1,220

		441,056

	Industrials - 11.5%
65	3M Co.	13,515
11	A.O. Smith Corp.	521
7	Acuity Brands, Inc.	910
55	AECOM(b)	1,769
15	AGCO Corp.	895
20	Allison Transmission Holdings, Inc.	942
61	American Airlines Group, Inc.	2,450
18	AMETEK, Inc.	1,322
76	Arconic, Inc.	1,632
11	Arcosa, Inc.(b)	301
47	Avis Budget Group, Inc.(b)	1,377
60	Boeing Co. (The)	20,806
18	C.H. Robinson Worldwide, Inc.	1,662
8	Carlisle Cos., Inc.	844
61	Caterpillar, Inc.	8,276
6	Cintas Corp.	1,124
73	CSX Corp.	5,302
29	Cummins, Inc.	4,381

38	Deere & Co.	$5,885
47	Delta Air Lines, Inc.	2,853
18	Dover Corp.	1,528
74	Eaton Corp. PLC	5,694
11	EMCOR Group, Inc.	801
69	Emerson Electric Co.	4,659
8	Equifax, Inc.	821
20	Expeditors International of Washington, Inc.	1,522
19	Fastenal Co.	1,126
39	FedEx Corp.	8,931
43	Fluor Corp.	1,760
20	Fortune Brands Home & Security, Inc.	876
35	General Dynamics Corp.	6,471
2,523	General Electric Co.	18,922
9	Harris Corp.	1,287
13	HD Supply Holdings, Inc.(b)	519
137	Hertz Global Holdings, Inc.(b)	2,563
71	Honeywell International, Inc.	10,419
9	Hubbell, Inc.	991
5	Huntington Ingalls Industries, Inc.	1,078
32	Illinois Tool Works, Inc.	4,450
35	Ingersoll-Rand PLC	3,623
8	J.B. Hunt Transport Services, Inc.	851
25	Jacobs Engineering Group, Inc.	1,642
150	Johnson Controls International PLC	5,217
13	Kansas City Southern	1,340
14	KAR Auction Services, Inc.	800
12	L3 Technologies, Inc.	2,199
30	Lockheed Martin Corp.	9,013
27	Macquarie Infrastructure Corp.	1,126
26	ManpowerGroup, Inc.	2,111
33	Masco Corp.	1,046
8	MSC Industrial Direct Co., Inc., Class A	709
67	Nielsen Holdings PLC	1,820
30	Norfolk Southern Corp.	5,122
17	Northrop Grumman Corp.	4,418
13	Oshkosh Corp.	927
23	Owens Corning	1,199
57	PACCAR, Inc.	3,547
14	Parker-Hannifin Corp.	2,409
47	Quanta Services, Inc.(b)	1,650
26	Raytheon Co.	4,559
44	Republic Services, Inc.	3,403
11	Resideo Technologies, Inc.(b)	227
14	Robert Half International, Inc.	866
10	Rockwell Automation, Inc.	1,743
5	Roper Technologies, Inc.	1,488
22	Ryder System, Inc.	1,245
6	Snap-on, Inc.	997
26	Southwest Airlines Co.	1,420
19	Spirit AeroSystems Holdings, Inc., Class A	1,556
21	Stanley Black & Decker, Inc.	2,748
12	Stericycle, Inc.(b)	577
17	Terex Corp.	562
31	Textron, Inc.	1,740
2	TransDigm Group, Inc.(b)	723
35	Trinity Industries, Inc.	834
75	Union Pacific Corp.	11,534
27	United Continental Holdings, Inc.(b)	2,611
105	United Parcel Service, Inc., Class B	12,105
10	United Rentals, Inc.(b)	1,171
122	United Technologies Corp.	14,864
24	Univar, Inc.(b)	520
6	Verisk Analytics, Inc.(b)	740
8	W.W. Grainger, Inc.	2,512
51	Waste Management, Inc.	4,781

Schedule of Investments

13	WESCO International, Inc.(b)	$694
13	XPO Logistics, Inc.(b)	986
12	Xylem, Inc.	876

		280,036

	Information Technology - 17.4%
60	Accenture PLC, Class A	9,871
12	Adobe, Inc.(b)	3,011
15	Akamai Technologies, Inc.(b)	1,031
11	Alliance Data Systems Corp.	2,204
21	Amdocs Ltd.	1,363
77	Amkor Technology, Inc.(b)	527
18	Amphenol Corp., Class A	1,583
11	Anixter International, Inc.(b)	704
4	ANSYS, Inc.(b)	648
476	Apple, Inc.	85,004
84	Applied Materials, Inc.	3,132
34	ARRIS International PLC(b)	1,051
35	Arrow Electronics, Inc.(b)	2,694
6	Autodesk, Inc.(b)	867
32	Automatic Data Processing, Inc.	4,717
53	Avnet, Inc.	2,322
17	Booz Allen Hamilton Holding Corp.	872
29	Broadcom, Inc.	6,885
7	Broadridge Financial Solutions, Inc.	741
26	Cadence Design Systems, Inc.(b)	1,171
12	CDK Global, Inc.	605
21	CDW Corp.	1,946
543	Cisco Systems, Inc.	25,993
11	Citrix Systems, Inc.(b)	1,199
41	Cognizant Technology Solutions Corp., Class A	2,920
26	CommScope Holding Co., Inc.(b)	471
262	Corning, Inc.	8,442
14	DXC Technology Co.	883
7	F5 Networks, Inc.(b)	1,204
24	Fidelity National Information Services, Inc.	2,591
92	First Data Corp., Class A(b)	1,755
12	First Solar, Inc.(b)	533
33	Fiserv, Inc.(b)	2,611
5	FleetCor Technologies, Inc.(b)	967
7	Global Payments, Inc.	783
489	Hewlett Packard Enterprise Co.	7,335
363	HP, Inc.	8,349
472	Intel Corp.	23,274
158	International Business Machines Corp.	19,635
16	Intuit, Inc.	3,432
64	Jabil, Inc.	1,598
64	Juniper Networks, Inc.	1,837
9	KLA-Tencor Corp.	887
10	Lam Research Corp.	1,570
19	Leidos Holdings, Inc.	1,197
58	Marvell Technology Group Ltd.	934
37	Mastercard, Inc., Class A	7,440
20	Maxim Integrated Products, Inc.	1,118
13	Microchip Technology, Inc.	975
78	Micron Technology, Inc.(b)	3,008
534	Microsoft Corp.	59,215
27	Motorola Solutions, Inc.	3,544
49	NCR Corp.(b)	1,358
27	NetApp, Inc.	1,806
10	NVIDIA Corp.	1,634
31	ON Semiconductor Corp.(b)	595
362	Oracle Corp.	17,651
4	Palo Alto Networks, Inc.(b)	692
21	Paychex, Inc.	1,486
53	PayPal Holdings, Inc.(b)	4,548
21	Qorvo, Inc.(b)	1,382

249	QUALCOMM, Inc.	$14,507
6	Red Hat, Inc.(b)	1,071
14	salesforce.com, Inc.(b)	1,999
28	Sanmina Corp.(b)	757
46	Seagate Technology PLC	1,982
17	Skyworks Solutions, Inc.	1,237
173	Symantec Corp.	3,825
10	SYNNEX Corp.	807
12	Synopsys, Inc.(b)	1,103
25	Tech Data Corp.(b)	2,249
17	Teradyne, Inc.	607
63	Texas Instruments, Inc.	6,291
10	Total System Services, Inc.	874
20	Trimble, Inc.(b)	761
6	VeriSign, Inc.(b)	936
99	Visa, Inc., Class A	14,029
14	VMware, Inc., Class A(b)	2,343
41	Western Digital Corp.	1,861
82	Western Union Co. (The)	1,536
9	Worldpay, Inc., Class A(b)	772
59	Xerox Corp.	1,588
20	Xilinx, Inc.	1,850

		422,786

	Materials - 2.8%
18	Air Products & Chemicals, Inc.	2,896
8	Albemarle Corp.	771
14	Ashland Global Holdings, Inc.	1,147
10	Avery Dennison Corp.	964
32	Ball Corp.	1,572
19	Bemis Co., Inc.	926
16	Berry Global Group, Inc.(b)	805
15	Celanese Corp.	1,514
34	CF Industries Holdings, Inc.	1,434
16	Chemours Co. (The)	456
23	Crown Holdings, Inc.(b)	1,179
19	Domtar Corp.	828
172	DowDuPont, Inc.	9,950
20	Eastman Chemical Co.	1,576
26	Ecolab, Inc.	4,173
176	Freeport-McMoRan, Inc.	2,101
55	Graphic Packaging Holding Co.	659
33	Huntsman Corp.	667
7	International Flavors & Fragrances, Inc.	991
71	International Paper Co.	3,280
22	Linde PLC (United Kingdom)	3,499
7	Martin Marietta Materials, Inc.	1,335
93	Mosaic Co. (The)	3,348
67	Newmont Mining Corp.	2,167
46	Nucor Corp.	2,779
22	Olin Corp.	474
42	Owens-Illinois, Inc.(b)	772
11	Packaging Corp. of America	1,076
32	PPG Industries, Inc.	3,499
14	Reliance Steel & Aluminum Co.	1,126
17	RPM International, Inc.	1,121
30	Sealed Air Corp.	1,096
6	Sherwin-Williams Co. (The)	2,544
16	Sonoco Products Co.	921
24	Steel Dynamics, Inc.	845
34	United States Steel Corp.	784
9	Vulcan Materials Co.	951
62	WestRock Co.	2,921

		69,147

	Real Estate - 0.7%
29	CBRE Group, Inc., Class A(b)	1,267
12	Digital Realty Trust, Inc. REIT	1,381
4	Equinix, Inc. REIT	1,541

Schedule of Investments(a)

28	Hospitality Properties Trust REIT	$752
107	Host Hotels & Resorts, Inc. REIT	2,033
23	Iron Mountain, Inc. REIT	781
5	Jones Lang LaSalle, Inc.	716
10	Lamar Advertising Co., Class A REIT	758
13	Public Storage REIT	2,772
35	Realogy Holdings Corp.	674
8	SBA Communications Corp. REIT(b)	1,366
90	Weyerhaeuser Co. REIT	2,377

		16,418

	Utilities - 3.9%
251	AES Corp.	3,888
28	Alliant Energy Corp.	1,271
43	Ameren Corp.	2,951
86	American Electric Power Co., Inc.	6,686
12	Atmos Energy Corp.	1,148
82	CenterPoint Energy, Inc.	2,297
42	CMS Energy Corp.	2,188
59	Consolidated Edison, Inc.	4,741
33	DTE Energy Co.	3,951
76	Edison International	4,204
51	Entergy Corp.	4,440
39	Evergy, Inc.	2,315
50	Eversource Energy	3,417
250	Exelon Corp.	11,597
134	FirstEnergy Corp.	5,069
33	MDU Resources Group, Inc.	874
58	NiSource, Inc.	1,532
74	NRG Energy, Inc.	2,844
31	OGE Energy Corp.	1,228
130	PG&E Corp.(b)	3,429
18	Pinnacle West Capital Corp.	1,608
18	Portland General Electric Co.	867
84	Public Service Enterprise Group, Inc.	4,696
50	SCANA Corp.	2,333
38	Sempra Energy	4,378
28	UGI Corp.	1,609
10	Vectren Corp.	718
47	WEC Energy Group, Inc.	3,407
88	Xcel Energy, Inc.	4,616

		94,302

	Total Common Stocks & Other Equity Interests (Cost $2,508,994)	2,430,054

	Money Market Fund - 0.3%
6,483	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(c) (Cost $6,483)	6,483

	Total Investments in Securities (Cost $2,515,477) - 100.1%	2,436,537
	Other assets less liabilities - (0.1)%	(2,711)

	Net Assets - 100.0%	$2,433,826

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.

Schedule of Investments(a)

Invesco Strategic US Small Company ETF (IUSS)

November 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Communication Services - 4.9%
21	ATN International, Inc.	$1,776
27	Boingo Wireless, Inc.(b)	676
3	Cable One, Inc.	2,698
72	Cincinnati Bell, Inc.(b)	894
152	Cinemark Holdings, Inc.	5,832
452	Clear Channel Outdoor Holdings, Inc., Class A	2,310
22	Cogent Communications Holdings, Inc.	1,067
208	Consolidated Communications Holdings, Inc.	2,862
117	E.W. Scripps Co. (The), Class A	2,063
157	Entercom Communications Corp., Class A	1,025
309	Entravision Communications Corp., Class A	998
380	Gannett Co., Inc.	3,941
29	Glu Mobile, Inc.(b)	215
55	Gogo, Inc.(b)	233
162	Gray Television, Inc.(b)	2,995
60	John Wiley & Sons, Inc., Class A	3,317
216	Liberty TripAdvisor Holdings, Inc., Series A(b)	4,111
218	Lions Gate Entertainment Corp., Class A	4,231
15	Madison Square Garden Co. (The), Class A(b)	4,050
33	Marcus Corp. (The)	1,401
59	Match Group, Inc.(b)	2,376
182	MDC Partners, Inc., Class A(b)	480
75	Meredith Corp.	4,295
15	MSG Networks, Inc., Class A(b)	402
115	National CineMedia, Inc.	795
6	Netflix, Inc.(b)	1,717
127	New Media Investment Group, Inc.	1,676
82	New York Times Co. (The), Class A	2,200
56	Nexstar Media Group, Inc., Class A	4,628
39	ORBCOMM, Inc.(b)	370
39	Pandora Media, Inc.(b)	339
24	QuinStreet, Inc.(b)	387
9	Rosetta Stone, Inc.(b)	150
61	Scholastic Corp.	2,819
45	Shenandoah Telecommunications Co.	2,248
176	Sinclair Broadcast Group, Inc., Class A	5,535
37	Spok Holdings, Inc.	539
35	Take-Two Interactive Software, Inc.(b)	3,838
11	TechTarget, Inc.(b)	158
505	TEGNA, Inc.	6,711
40	Tribune Publishing Co.(b)	584
93	TripAdvisor, Inc.(b)	5,958
36	TrueCar, Inc.(b)	375
57	United States Cellular Corp.(b)	3,184
117	Vonage Holdings Corp.(b)	1,239
24	World Wrestling Entertainment, Inc., Class A	1,775
14	XO Group, Inc.(b)	483
38	Yelp, Inc.(b)	1,279
158	Zayo Group Holdings, Inc.(b)	4,159

31	Zillow Group, Inc., Class C(b)	$1,133
696	Zynga, Inc., Class A(b)	2,520

		111,047

	Consumer Discretionary - 15.5%
116	Aaron’s, Inc.	5,429
161	Abercrombie & Fitch Co., Class A	3,367
84	Adtalem Global Education, Inc.(b)	4,850
232	American Eagle Outfitters, Inc.	4,856
119	American Outdoor Brands Corp.(b)	1,449
14	American Public Education, Inc.(b)	443
12	America’s Car-Mart, Inc.(b)	891
78	Asbury Automotive Group, Inc.(b)	5,391
1,610	Ascena Retail Group, Inc.(b)	4,862
525	Barnes & Noble, Inc.	3,974
104	BBX Capital Corp.	699
123	Beazer Homes USA, Inc.(b)	1,385
73	Belmond Ltd., Class A (United Kingdom)(b)	1,329
111	Big 5 Sporting Goods Corp.	410
2	Biglari Holdings, Inc., Class B(b)	286
38	BJ’s Restaurants, Inc.	2,064
279	Bloomin’ Brands, Inc.	5,454
22	Bojangles’, Inc.(b)	354
21	Boot Barn Holdings, Inc.(b)	475
74	Boyd Gaming Corp.	1,837
213	Bridgepoint Education, Inc.(b)	1,704
37	Bright Horizons Family Solutions, Inc.(b)	4,502
110	Brinker International, Inc.	5,619
49	Buckle, Inc. (The)	936
40	Build-A-Bear Workshop, Inc.(b)	244
79	Caleres, Inc.	2,388
82	Callaway Golf Co.	1,405
38	Career Education Corp.(b)	513
78	Carrols Restaurant Group, Inc.(b)	860
83	Cato Corp. (The), Class A	1,254
5	Cavco Industries, Inc.(b)	823
24	Century Communities, Inc.(b)	494
77	Cheesecake Factory, Inc. (The)	3,634
18	Chegg, Inc.(b)	503
299	Chico’s FAS, Inc.	1,615
25	Children’s Place, Inc. (The)	3,241
15	Choice Hotels International, Inc.	1,168
12	Churchill Downs, Inc.	3,333
18	Chuy’s Holdings, Inc.(b)	385
29	Citi Trends, Inc.	595
23	Columbia Sportswear Co.	2,101
54	Conn’s, Inc.(b)	1,507
38	Container Store Group, Inc. (The)(b)	206
166	Cooper Tire & Rubber Co.	5,677
30	Cooper-Standard Holdings, Inc.(b)	2,194
32	Cracker Barrel Old Country Store, Inc.	5,786
82	Crocs, Inc.(b)	2,280
35	CSS Industries, Inc.	379
73	Dave & Buster’s Entertainment, Inc.	4,151
29	Deckers Outdoor Corp.(b)	3,864
59	Del Frisco’s Restaurant Group, Inc.(b)	405
73	Denny’s Corp.(b)	1,207
20	Dine Brands Global, Inc.	1,784
28	Dorman Products, Inc.(b)	2,460
54	Drive Shack, Inc.(b)	252
146	DSW, Inc., Class A	4,050
14	Duluth Holdings, Inc., Class B(b)	439
63	Dunkin’ Brands Group, Inc.	4,662
35	El Pollo Loco Holdings, Inc.(b)	534
27	Eldorado Resorts, Inc.(b)	1,187
46	Ethan Allen Interiors, Inc.	956
30	Etsy, Inc.(b)	1,621
254	Express, Inc.(b)	1,585

Schedule of Investments(a)

33	Fiesta Restaurant Group, Inc.(b)	$622
19	Five Below, Inc.(b)	1,991
136	Fossil Group, Inc.(b)	2,629
16	Fox Factory Holding Corp.(b)	1,019
143	Francesca’s Holdings Corp.(b)	285
39	frontdoor, Inc.(b)	908
139	FTD Cos., Inc.(b)	295
73	Genesco, Inc.(b)	3,049
35	Gentherm, Inc.(b)	1,625
53	G-III Apparel Group Ltd.(b)	2,124
628	GNC Holdings, Inc., Class A(b)	1,790
15	Golden Entertainment, Inc.(b)	271
201	GoPro, Inc., Class A(b)	1,021
9	Graham Holdings Co., Class B	5,931
23	Grand Canyon Education, Inc.(b)	2,814
474	Groupon, Inc.(b)	1,455
19	GrubHub, Inc.(b)	1,488
83	Guess?, Inc.	1,975
52	Haverty Furniture Cos., Inc.	1,066
35	Helen of Troy Ltd.(b)	5,006
54	Hibbett Sports, Inc.(b)	836
16	Hooker Furniture Corp.	482
335	Houghton Mifflin Harcourt Co.(b)	3,333
1,135	Hovnanian Enterprises, Inc., Class A(b)	1,441
11	Installed Building Products, Inc.(b)	426
67	International Speedway Corp., Class A	2,837
20	iRobot Corp.(b)	1,908
43	Jack in the Box, Inc.	3,814
9	Johnson Outdoors, Inc., Class A	642
76	K12, Inc.(b)	1,813
209	KB Home	4,412
56	Kirkland’s, Inc.(b)	608
27	Lands’ End, Inc.(b)	573
74	La-Z-Boy, Inc.	2,163
27	LCI Industries	2,089
7	LGI Homes, Inc.(b)	323
113	Libbey, Inc.	679
24	Lindblad Expeditions Holdings, Inc.(b)	309
33	Liquidity Services, Inc.(b)	214
39	Lululemon Athletica, Inc.(b)	5,169
56	M/I Homes, Inc.(b)	1,318
9	Malibu Boats, Inc., Class A(b)	436
8	Marine Products Corp.	174
46	MarineMax, Inc.(b)	977
38	Marriott Vacations Worldwide Corp.	3,086
99	MDC Holdings, Inc.	2,916
8	MercadoLibre, Inc. (Argentina)	2,816
57	Meritage Homes Corp.(b)	2,180
223	Michaels Cos., Inc. (The)(b)	3,784
91	Modine Manufacturing Co.(b)	1,188
7	Monarch Casino & Resort, Inc.(b)	280
32	Monro, Inc.	2,602
22	Motorcar Parts of America, Inc.(b)	395
25	Movado Group, Inc.	941
37	Nautilus, Inc.(b)	478
22	Noodles & Co.(b)	174
28	Nutrisystem, Inc.	1,041
17	Ollie’s Bargain Outlet Holdings, Inc.(b)	1,508
23	Overstock.com, Inc.(b)	450
19	Oxford Industries, Inc.	1,527
40	Papa John’s International, Inc.	1,920
97	Party City Holdco, Inc.(b)	1,159
118	Penn National Gaming, Inc.(b)	2,609
14	PetMed Express, Inc.	337
748	Pier 1 Imports, Inc.	1,077
34	Planet Fitness, Inc., Class A(b)	1,878
25	Pool Corp.	4,063

36	Quotient Technology, Inc.(b)	$442
28	Red Robin Gourmet Burgers, Inc.(b)	971
81	Regis Corp.(b)	1,480
234	Rent-A-Center, Inc.(b)	3,435
28	Ruth’s Hospitality Group, Inc.	685
376	Sally Beauty Holdings, Inc.(b)	7,937
18	Scientific Games Corp.(b)	351
93	SeaWorld Entertainment, Inc.(b)	2,649
83	ServiceMaster Global Holdings, Inc.(b)	3,674
9	Shake Shack, Inc., Class A(b)	500
40	Shoe Carnival, Inc.	1,517
27	Shutterfly, Inc.(b)	1,350
14	Shutterstock, Inc.	535
160	Skechers U.S.A., Inc., Class A(b)	4,320
94	Sleep Number Corp.(b)	3,604
245	Sonic Automotive, Inc., Class A	3,869
76	Sonic Corp.	3,302
52	Sotheby’s(b)	2,079
25	Speedway Motorsports, Inc.	435
9	Stamps.com, Inc.(b)	1,543
30	Standard Motor Products, Inc.	1,580
82	Steven Madden Ltd.	2,643
28	Stoneridge, Inc.(b)	749
15	Strategic Education, Inc.	2,047
27	Sturm Ruger & Co., Inc.	1,447
75	Superior Industries International, Inc.	552
90	Tailored Brands, Inc.	2,061
85	Tempur Sealy International, Inc.(b)	4,333
57	Texas Roadhouse, Inc.	3,764
59	Tile Shop Holdings, Inc.	349
36	TopBuild Corp.(b)	1,834
65	Tower International, Inc.	1,828
234	TRI Pointe Group, Inc.(b)	2,920
72	Tupperware Brands Corp.	2,733
25	Unifi, Inc.(b)	694
29	Universal Electronics, Inc.(b)	1,000
86	Urban Outfitters, Inc.(b)	3,276
23	Vail Resorts, Inc.	6,421
43	Vera Bradley, Inc.(b)	474
295	Vista Outdoor, Inc.(b)	3,363
37	Visteon Corp.(b)	2,731
31	Wayfair, Inc., Class A(b)	3,292
5	Weight Watchers International, Inc.(b)	250
252	Wendy’s Co. (The)	4,518
79	William Lyon Homes, Class A(b)	982
10	Wingstop, Inc.	656
2	Winmark Corp.	297
40	Winnebago Industries, Inc.	1,001
122	Wolverine World Wide, Inc.	4,221
30	Zumiez, Inc.(b)	592

		354,343

	Consumer Staples - 4.0%
10	Alico, Inc.	330
96	Andersons, Inc. (The)	3,174
1,921	Avon Products, Inc. (United Kingdom)(b)	4,073
87	B&G Foods, Inc.	2,639
10	Boston Beer Co., Inc. (The), Class A(b)	2,745
11	Calavo Growers, Inc.	1,081
23	Cal-Maine Foods, Inc.	1,075
54	Central Garden & Pet Co., Class A(b)	1,679
29	Chefs’ Warehouse, Inc. (The)(b)	1,105
18	Coca-Cola Bottling Co. Consolidated	3,825
298	Darling Ingredients, Inc.(b)	6,520
543	Dean Foods Co.	2,737
127	Edgewell Personal Care Co.(b)	5,309
51	Energizer Holdings, Inc.	2,286
16	Farmer Brothers Co.(b)	390

Schedule of Investments(a)

256	Flowers Foods, Inc.	$5,066
83	Fresh Del Monte Produce, Inc.	2,793
7	Freshpet, Inc.(b)	231
141	Hain Celestial Group, Inc. (The)(b)	2,919
134	Hostess Brands, Inc.(b)	1,561
113	Ingles Markets, Inc., Class A	3,287
11	Inter Parfums, Inc.	679
11	J & J Snack Foods Corp.	1,726
17	John B. Sanfilippo & Son, Inc.	1,058
15	Lancaster Colony Corp.	2,705
4	Medifast, Inc.	594
5	MGP Ingredients, Inc.	340
5	National Beverage Corp.	436
26	Natural Grocers by Vitamin Cottage, Inc.(b)	492
61	Nu Skin Enterprises, Inc., Class A	4,024
117	Pilgrim’s Pride Corp.(b)	2,321
25	PriceSmart, Inc.	1,672
44	Sanderson Farms, Inc.	4,979
40	Seneca Foods Corp., Class A(b)	1,339
790	Smart & Final Stores, Inc.(b)	5,009
23	Tootsie Roll Industries, Inc.	805
67	Universal Corp.	4,248
8	USANA Health Sciences, Inc.(b)	979
105	Vector Group Ltd.	1,323
7	WD-40 Co.	1,223
38	Weis Markets, Inc.	1,740

		92,517

	Energy - 4.0%
54	Arch Coal, Inc., Class A	4,389
173	Archrock, Inc.	1,765
35	Basic Energy Services, Inc.(b)	220
9	Bonanza Creek Energy, Inc.(b)	239
101	Bristow Group, Inc.(b)	396
47	C&J Energy Services, Inc.(b)	807
36	California Resources Corp.(b)	862
179	Callon Petroleum Co.(b)	1,530
26	CARBO Ceramics, Inc.(b)	119
62	Carrizo Oil & Gas, Inc.(b)	1,061
64	Cheniere Energy, Inc.(b)	3,912
1,373	Chesapeake Energy Corp.(b)	4,009
244	Clean Energy Fuels Corp.(b)	544
507	Cloud Peak Energy, Inc.(b)	425
43	Continental Resources, Inc.(b)	1,966
10	Covia Holdings Corp.(b)	59
111	Delek US Holdings, Inc.	4,417
498	Denbury Resources, Inc.(b)	1,125
40	Dril-Quip, Inc.(b)	1,570
174	Eclipse Resources Corp.(b)	195
13	Era Group, Inc.(b)	131
57	Exterran Corp.(b)	1,282
81	Forum Energy Technologies, Inc.(b)	542
256	Frontline Ltd. (Norway)(b)	1,859
16	Geospace Technologies Corp.(b)	249
131	Green Plains, Inc.	2,129
18	Gulf Island Fabrication, Inc.	142
468	Gulfport Energy Corp.(b)	3,987
245	Halcon Resources Corp.(b)	686
199	Helix Energy Solutions Group, Inc.(b)	1,632
80	HighPoint Resources Corp.(b)	261
160	Laredo Petroleum, Inc.(b)	699
53	Matador Resources Co.(b)	1,208
53	Matrix Service Co.(b)	1,083
157	McDermott International, Inc.(b)	1,367
556	Nabors Industries Ltd.	1,796
9	NACCO Industries, Inc., Class A	316
202	Newfield Exploration Co.(b)	3,424
83	Newpark Resources, Inc.(b)	638

341	Oasis Petroleum, Inc.(b)	$2,435
155	Oceaneering International, Inc.(b)	2,602
48	Oil States International, Inc.(b)	1,076
109	Par Pacific Holdings, Inc.(b)	1,844
181	Parsley Energy, Inc., Class A(b)	3,644
221	Patterson-UTI Energy, Inc.	3,067
78	PDC Energy, Inc.(b)	2,647
8	Penn Virginia Corp.(b)	465
56	PHI, Inc.(b)	198
66	Pioneer Energy Services Corp.(b)	167
105	Renewable Energy Group, Inc.(b)	2,830
13	Resolute Energy Corp.(b)	462
9	REX American Resources Corp.(b)	626
21	RigNet, Inc.(b)	382
26	Ring Energy, Inc.(b)	182
33	RPC, Inc.	432
223	Sanchez Energy Corp.(b)	156
87	SandRidge Energy, Inc.(b)	853
760	Scorpio Tankers, Inc. (Monaco)	1,573
25	SEACOR Holdings, Inc.(b)	1,039
124	SemGroup Corp., Class A	2,013
172	SM Energy Co.	3,509
133	SRC Energy, Inc.(b)	767
171	Superior Energy Services, Inc.(b)	932
20	Talos Energy, Inc.(b)	386
160	TETRA Technologies, Inc.(b)	371
1	Texas Pacific Land Trust	579
102	Unit Corp.(b)	2,122
78	US Silica Holdings, Inc.	1,107
16	W&T Offshore, Inc.(b)	93

		91,600

	Financials - 7.5%
27	AMERISAFE, Inc.	1,744
65	Argo Group International Holdings Ltd.	4,506
69	Artisan Partners Asset Management, Inc., Class A	1,879
452	BGC Partners, Inc., Class A	4,764
26	Blucora, Inc.(b)	805
189	Brown & Brown, Inc.	5,485
49	Cboe Global Markets, Inc.	5,273
92	Citizens, Inc.(b)	727
16	Cohen & Steers, Inc.	598
125	Compass Diversified Holdings	1,911
46	Cowen, Inc.(b)	732
22	Crawford & Co., Class A	199
10	Credit Acceptance Corp.(b)	4,094
3	Diamond Hill Investment Group, Inc.	505
45	Donegal Group, Inc., Class A	648
64	Eaton Vance Corp.	2,607
7	eHealth, Inc.(b)	270
21	EMC Insurance Group, Inc.	671
45	Employers Holdings, Inc.	2,023
36	Encore Capital Group, Inc.(b)	1,007
63	Enova International, Inc.(b)	1,395
22	Erie Indemnity Co., Class A	3,011
85	Essent Group Ltd.(b)	3,278
34	Evercore, Inc., Class A	2,807
84	EZCORP, Inc., Class A(b)	800
26	FactSet Research Systems, Inc.	6,097
156	Federated Investors, Inc., Class B	4,131
39	FirstCash, Inc.	3,473
21	GAMCO Investors, Inc., Class A	453
27	Green Dot Corp., Class A(b)	2,250
44	Greenhill & Co., Inc.	1,035
49	Heritage Insurance Holdings, Inc.	786
55	Houlihan Lokey, Inc.	2,326
48	Investment Technology Group, Inc.	1,446

Schedule of Investments(a)

61	James River Group Holdings Ltd.	$2,322
49	Kemper Corp.	3,729
182	Ladenburg Thalmann Financial Services, Inc.	520
118	LendingClub Corp.(b)	405
2	LendingTree, Inc.(b)	521
83	LPL Financial Holdings, Inc.	5,326
565	Maiden Holdings Ltd.	1,429
10	MarketAxess Holdings, Inc.	2,177
63	Mercury General Corp.	3,569
491	MGIC Investment Corp.(b)	5,750
59	Moelis & Co., Class A	2,385
10	Morningstar, Inc.	1,181
114	National General Holdings Corp.	3,027
40	Navigators Group, Inc. (The)	2,779
47	NMI Holdings, Inc., Class A(b)	918
120	On Deck Capital, Inc.(b)	941
20	Oppenheimer Holdings, Inc., Class A	570
32	Piper Jaffray Cos.	2,284
11	PJT Partners, Inc., Class A	519
40	PRA Group, Inc.(b)	1,221
50	Primerica, Inc.	5,944
127	ProAssurance Corp.	5,554
29	Protective Insurance Corp., Class B	606
294	Radian Group, Inc.	5,409
43	RLI Corp.	3,260
19	Safety Insurance Group, Inc.	1,668
86	SEI Investments Co.	4,618
81	Selective Insurance Group, Inc.	5,376
26	State Auto Financial Corp.	910
57	Stewart Information Services Corp.	2,397
96	Stifel Financial Corp.	4,634
112	Third Point Reinsurance Ltd. (Bermuda)(b)	1,156
5	Trupanion, Inc.(b)	150
41	United Fire Group, Inc.	2,209
19	United Insurance Holdings Corp.	368
47	Universal Insurance Holdings, Inc.	2,063
42	Virtu Financial, Inc., Class A	1,057
10	Virtus Investment Partners, Inc.	950
155	Waddell & Reed Financial, Inc., Class A	3,156
22	Walker & Dunlop, Inc.	1,039
9	Westwood Holdings Group, Inc.	353
55	WisdomTree Investments, Inc.	390
14	World Acceptance Corp.(b)	1,525

		170,101

	Health Care - 9.4%
14	AAC Holdings, Inc.(b)	28
4	ABIOMED, Inc.(b)	1,331
123	Acadia Healthcare Co., Inc.(b)	4,178
51	Accuray, Inc.(b)	209
47	Acorda Therapeutics, Inc.(b)	960
9	Addus HomeCare Corp.(b)	668
12	Akebia Therapeutics, Inc.(b)	97
124	Akorn, Inc.(b)	851
13	Align Technology, Inc.(b)	2,989
32	Alkermes PLC(b)	1,166
277	Allscripts Healthcare Solutions, Inc.(b)	2,828
71	AMAG Pharmaceuticals, Inc.(b)	1,282
22	Amedisys, Inc.(b)	2,998
41	AMN Healthcare Services, Inc.(b)	2,612
26	Amneal Pharmaceuticals, Inc.(b)	460
33	Amphastar Pharmaceuticals, Inc.(b)	717
44	AngioDynamics, Inc.(b)	946
4	ANI Pharmaceuticals, Inc.(b)	222
10	Anika Therapeutics, Inc.(b)	345
90	Assertio Therapeutics, Inc.(b)	449
14	athenahealth, Inc.(b)	1,863

8	AtriCure, Inc.(b)	$268
1	Atrion Corp.	773
41	Avanos Medical, Inc.(b)	1,956
1	AxoGen, Inc.(b)	33
37	BioMarin Pharmaceutical, Inc.(b)	3,553
13	Bio-Rad Laboratories, Inc., Class A(b)	3,568
142	BioScrip, Inc.(b)	561
14	Bio-Techne Corp.	2,260
10	BioTelemetry, Inc.(b)	709
656	Brookdale Senior Living, Inc.(b)	5,609
68	Bruker Corp.	2,254
23	Cambrex Corp.(b)	1,100
10	Cantel Medical Corp.	859
47	Capital Senior Living Corp.(b)	423
8	Cardiovascular Systems, Inc.(b)	247
82	Catalent, Inc.(b)	3,251
35	Charles River Laboratories International, Inc.(b)	4,720
9	Chemed Corp.	2,851
7	ChemoCentryx, Inc.(b)	70
37	Civitas Solutions, Inc.(b)	514
1	Codexis, Inc.(b)	22
11	Computer Programs & Systems, Inc.	293
20	CONMED Corp.	1,359
16	Corcept Therapeutics, Inc.(b)	223
8	CorVel Corp.(b)	558
62	Cross Country Healthcare, Inc.(b)	562
12	CryoLife, Inc.(b)	364
21	CytomX Therapeutics, Inc.(b)	290
12	DexCom, Inc.(b)	1,555
107	Diplomat Pharmacy, Inc.(b)	1,656
12	Eagle Pharmaceuticals, Inc.(b)	605
24	Emergent BioSolutions, Inc.(b)	1,748
3	Enanta Pharmaceuticals, Inc.(b)	237
879	Endo International PLC(b)	10,574
2	Endologix, Inc.(b)	2
49	Ensign Group, Inc. (The)	2,223
34	Evolent Health, Inc., Class A(b)	874
2	Exact Sciences Corp.(b)	156
44	Exelixis, Inc.(b)	894
2	FibroGen, Inc.(b)	87
4	Five Prime Therapeutics, Inc.(b)	51
12	Genomic Health, Inc.(b)	949
7	Glaukos Corp.(b)	461
33	Globus Medical, Inc., Class A(b)	1,594
23	Haemonetics Corp.(b)	2,467
11	Halozyme Therapeutics, Inc.(b)	182
8	HealthEquity, Inc.(b)	710
16	HealthStream, Inc.	394
2	Heska Corp.(b)	208
51	Hill-Rom Holdings, Inc.	4,945
58	HMS Holdings Corp.(b)	2,073
133	Hologic, Inc.(b)	5,907
199	Horizon Pharma PLC(b)	3,976
36	ICON PLC(b)	5,210
5	ICU Medical, Inc.(b)	1,202
26	IDEXX Laboratories, Inc.(b)	5,298
27	Incyte Corp.(b)	1,735
36	Innoviva, Inc.(b)	657
3	Inogen, Inc.(b)	442
186	Inovalon Holdings, Inc., Class A(b)	2,474
5	Insulet Corp.(b)	420
13	Insys Therapeutics, Inc.(b)	78
28	Integer Holdings Corp.(b)	2,480
23	Integra LifeSciences Holdings Corp.(b)	1,234
3	Intersect ENT, Inc.(b)	90
8	Intrexon Corp.(b)	78

Schedule of Investments(a)

44	Invacare Corp.	$242
20	Ionis Pharmaceuticals, Inc.(b)	1,166
69	Lannett Co., Inc.(b)	407
21	Lantheus Holdings, Inc.(b)	394
6	LeMaitre Vascular, Inc.	167
15	LHC Group, Inc.(b)	1,573
4	Ligand Pharmaceuticals, Inc.(b)	631
27	Luminex Corp.	793
5	MacroGenics, Inc.(b)	86
57	Magellan Health, Inc.(b)	3,108
22	Masimo Corp.(b)	2,429
15	Medidata Solutions, Inc.(b)	1,158
39	Meridian Bioscience, Inc.	739
21	Merit Medical Systems, Inc.(b)	1,324
16	Momenta Pharmaceuticals, Inc.(b)	189
49	Myriad Genetics, Inc.(b)	1,580
20	National HealthCare Corp.	1,669
11	National Research Corp.	439
21	Natus Medical, Inc.(b)	743
11	Neogen Corp.(b)	713
23	NeoGenomics, Inc.(b)	377
4	Nevro Corp.(b)	166
47	NextGen Healthcare, Inc.(b)	825
42	NuVasive, Inc.(b)	2,675
15	NxStage Medical, Inc.(b)	424
19	Omnicell, Inc.(b)	1,467
318	OPKO Health, Inc.(b)	1,189
23	OraSure Technologies, Inc.(b)	292
13	Pacira Pharmaceuticals, Inc.(b)	628
3	Penumbra, Inc.(b)	418
63	PerkinElmer, Inc.	5,485
22	Phibro Animal Health Corp., Class A	746
27	PRA Health Sciences, Inc.(b)	3,152
52	Premier, Inc., Class A(b)	2,062
61	Prestige Consumer Healthcare, Inc.(b)	2,368
22	Providence Service Corp. (The)(b)	1,558
2	PTC Therapeutics, Inc.(b)	71
7	Quidel Corp.(b)	426
18	R1 RCM, Inc.(b)	165
63	RadNet, Inc.(b)	812
1	REGENXBIO, Inc.(b)	60
8	Repligen Corp.(b)	517
52	ResMed, Inc.	5,813
12	Retrophin, Inc.(b)	294
64	RTI Surgical, Inc.(b)	267
9	Sangamo Therapeutics, Inc.(b)	111
4	Seattle Genetics, Inc.(b)	250
190	Select Medical Holdings Corp.(b)	3,682
9	Spectrum Pharmaceuticals, Inc.(b)	130
4	STAAR Surgical Co.(b)	152
13	Supernus Pharmaceuticals, Inc.(b)	616
27	Surgery Partners, Inc.(b)	387
5	Surmodics, Inc.(b)	303
41	Syneos Health, Inc.(b)	2,121
5	Teladoc Health, Inc.(b)	312
20	Teleflex, Inc.	5,508
21	Tivity Health, Inc.(b)	860
7	US Physical Therapy, Inc.	833
11	Vanda Pharmaceuticals, Inc.(b)	275
24	Veeva Systems, Inc., Class A(b)	2,308
35	Vertex Pharmaceuticals, Inc.(b)	6,328
7	Vocera Communications, Inc.(b)	278
44	West Pharmaceutical Services, Inc.	4,821

		213,457

	Industrials - 22.3%
22	AAON, Inc.	835
40	AAR Corp.	1,748

156	ABM Industries, Inc.	$4,942
109	Acacia Research Corp.(b)	347
199	ACCO Brands Corp.	1,616
56	Actuant Corp., Class A	1,434
42	Advanced Drainage Systems, Inc.	1,145
67	Aegion Corp.(b)	1,280
61	Aerojet Rocketdyne Holdings, Inc.(b)	2,148
8	Aerovironment, Inc.(b)	613
88	Air Transport Services Group, Inc.(b)	1,631
11	Alamo Group, Inc.	911
64	Alaska Air Group, Inc.	4,689
21	Albany International Corp., Class A	1,520
7	Allegiant Travel Co.	941
53	Allegion PLC	4,854
27	Altra Industrial Motion Corp.	852
12	AMERCO	4,157
39	American Railcar Industries, Inc.	2,741
14	American Woodmark Corp.(b)	936
41	Apogee Enterprises, Inc.	1,494
46	Applied Industrial Technologies, Inc.	3,001
55	ArcBest Corp.	2,214
31	Argan, Inc.	1,348
120	Armstrong Flooring, Inc.(b)	1,877
37	Armstrong World Industries, Inc.	2,479
39	ASGN, Inc.(b)	2,701
25	Astec Industries, Inc.	892
33	Astronics Corp.(b)	1,071
58	Atlas Air Worldwide Holdings, Inc.(b)	3,088
7	Axon Enterprise, Inc.(b)	304
34	AZZ, Inc.	1,623
314	Babcock & Wilcox Enterprises, Inc.(b)	278
48	Barnes Group, Inc.	2,882
11	Barrett Business Services, Inc.	774
119	Beacon Roofing Supply, Inc.(b)	4,148
134	BMC Stock Holdings, Inc.(b)	2,279
51	Brady Corp., Class A	2,222
113	Briggs & Stratton Corp.	1,686
48	Brink’s Co. (The)	3,399
247	Builders FirstSource, Inc.(b)	3,342
45	BWX Technologies, Inc.	2,035
44	CAI International, Inc.(b)	1,078
27	Casella Waste Systems, Inc., Class A(b)	882
60	CBIZ, Inc.(b)	1,265
21	Chart Industries, Inc.(b)	1,335
14	CIRCOR International, Inc.	463
130	Civeo Corp.(b)	220
73	Clean Harbors, Inc.(b)	4,711
126	Colfax Corp.(b)	3,142
23	Columbus McKinnon Corp.	800
38	Comfort Systems USA, Inc.	2,001
51	Commercial Vehicle Group, Inc.(b)	356
43	Continental Building Products, Inc.(b)	1,229
14	Copa Holdings SA, Class A (Panama)	1,190
64	Copart, Inc.(b)	3,275
138	Costamare, Inc. (Monaco)	731
8	CoStar Group, Inc.(b)	2,955
219	Covanta Holding Corp.	3,627
12	CRA International, Inc.	585
53	Crane Co.	4,578
13	CSW Industrials, Inc.(b)	689
19	Cubic Corp.	1,163
32	Curtiss-Wright Corp.	3,533
60	Deluxe Corp.	3,021
5	DMC Global, Inc.	182
107	Donaldson Co., Inc.	5,996
18	Douglas Dynamics, Inc.	671
14	Dun & Bradstreet Corp. (The)	2,010

Schedule of Investments(a)

19	DXP Enterprises, Inc.(b)	$688
31	Dycom Industries, Inc.(b)	2,054
59	Echo Global Logistics, Inc.(b)	1,497
26	Encore Wire Corp.	1,299
9	Energy Recovery, Inc.(b)	74
52	EnerSys	4,543
34	Engility Holdings, Inc.(b)	1,063
48	Ennis, Inc.	937
23	EnPro Industries, Inc.	1,619
22	ESCO Technologies, Inc.	1,546
320	Essendant, Inc.	4,045
46	Esterline Technologies Corp.(b)	5,462
22	Exponent, Inc.	1,107
50	Federal Signal Corp.	1,173
122	Flowserve Corp.	5,918
11	Forrester Research, Inc.	514
33	Forward Air Corp.	2,154
30	Franklin Electric Co., Inc.	1,357
39	FreightCar America, Inc.(b)	372
61	FTI Consulting, Inc.(b)	4,285
73	GATX Corp.	6,096
45	Genco Shipping & Trading Ltd.(b)	376
62	Generac Holdings, Inc.(b)	3,529
75	Genesee & Wyoming, Inc., Class A(b)	6,246
32	Gibraltar Industries, Inc.(b)	1,157
40	Global Brass & Copper Holdings, Inc.	1,295
15	Gorman-Rupp Co. (The)	502
28	GP Strategies Corp.(b)	371
86	Graco, Inc.	3,788
51	Granite Construction, Inc.	2,582
139	Great Lakes Dredge & Dock Corp.(b)	1,030
63	Greenbrier Cos., Inc. (The)	3,081
73	Griffon Corp.	888
41	H&E Equipment Services, Inc.	908
67	Harsco Corp.(b)	1,792
26	Hawaiian Holdings, Inc.	1,044
51	Healthcare Services Group, Inc.	2,407
49	Heartland Express, Inc.	1,017
33	HEICO Corp.	2,789
20	Heidrick & Struggles International, Inc.	733
44	Herc Holdings, Inc.(b)	1,569
97	Herman Miller, Inc.	3,284
77	Hexcel Corp.	4,749
63	Hillenbrand, Inc.	2,792
88	HNI Corp.	3,392
71	Hub Group, Inc., Class A(b)	3,155
36	Huron Consulting Group, Inc.(b)	2,004
23	Hyster-Yale Materials Handling, Inc.	1,506
26	ICF International, Inc.	1,821
39	IDEX Corp.	5,359
91	InnerWorkings, Inc.(b)	384
31	Insperity, Inc.	3,101
21	Insteel Industries, Inc.	578
78	Interface, Inc.	1,264
85	ITT, Inc.	4,713
219	JetBlue Airways Corp.(b)	4,275
18	John Bean Technologies Corp.	1,486
8	Kadant, Inc.	729
28	Kaman Corp.	1,590
269	KBR, Inc.	4,995
170	Kelly Services, Inc., Class A	3,896
86	Kennametal, Inc.	3,596
58	KeyW Holding Corp. (The)(b)	567
34	Kforce, Inc.	1,077
51	Kimball International, Inc., Class B	778
50	Kirby Corp.(b)	3,817
79	Knight-Swift Transportation Holdings, Inc.	2,738

73	Knoll, Inc.	$1,414
49	Korn/Ferry International	2,400
49	Kratos Defense & Security Solutions, Inc.(b)	652
32	Landstar System, Inc.	3,491
8	Lawson Products, Inc.(b)	246
22	LB Foster Co., Class A(b)	426
28	Lennox International, Inc.	6,325
53	Lincoln Electric Holdings, Inc.	4,555
8	Lindsay Corp.	809
20	Lydall, Inc.(b)	443
52	Manitowoc Co., Inc. (The)(b)	1,027
42	Marten Transport Ltd.	818
89	MasTec, Inc.(b)	4,013
85	Matson, Inc.	3,345
43	Matthews International Corp., Class A	1,812
19	McGrath RentCorp.	1,015
30	Mercury Systems, Inc.(b)	1,554
118	Meritor, Inc.(b)	1,947
45	Middleby Corp. (The)(b)	5,436
67	Milacron Holdings Corp.(b)	955
29	Mistras Group, Inc.(b)	498
39	Mobile Mini, Inc.	1,576
42	Moog, Inc., Class A	3,673
150	MRC Global, Inc.(b)	2,359
27	MSA Safety, Inc.	2,943
110	Mueller Industries, Inc.	2,620
134	Mueller Water Products, Inc., Class A	1,411
14	Multi-Color Corp.	622
29	MYR Group, Inc.(b)	908
7	National Presto Industries, Inc.	899
74	Navigant Consulting, Inc.	1,896
18	Navistar International Corp.(b)	577
62	NCI Building Systems, Inc.(b)	704
176	Nexeo Solutions, Inc.(b)	1,712
31	NN, Inc.	223
27	Nordson Corp.	3,251
147	NOW, Inc.(b)	1,983
5	NV5 Global, Inc.(b)	367
34	Old Dominion Freight Line, Inc.	4,649
2	Omega Flex, Inc.	111
84	Orion Group Holdings, Inc.(b)	366
21	Park-Ohio Holdings Corp.	757
23	Patrick Industries, Inc.(b)	914
28	PGT Innovations, Inc.(b)	540
584	Pitney Bowes, Inc.	4,929
16	Powell Industries, Inc.	489
81	Primoris Services Corp.	1,956
7	Proto Labs, Inc.(b)	901
219	Quad/Graphics, Inc.	3,587
65	Quanex Building Products Corp.	1,026
20	Raven Industries, Inc.	807
12	RBC Bearings, Inc.(b)	1,836
72	Regal Beloit Corp.	5,629
79	Resources Connection, Inc.	1,330
99	Rexnord Corp.(b)	2,803
30	Rollins, Inc.	1,907
764	RR Donnelley & Sons Co.	4,836
107	Rush Enterprises, Inc., Class A	4,077
23	Saia, Inc.(b)	1,387
35	Simpson Manufacturing Co., Inc.	2,047
25	SkyWest, Inc.	1,442
37	SP Plus Corp.(b)	1,121
32	Spartan Motors, Inc.	258
34	Spirit Airlines, Inc.(b)	2,180
33	SPX Corp.(b)	976
50	SPX FLOW, Inc.(b)	1,876
11	Standex International Corp.	877

Schedule of Investments(a)

265	Steelcase, Inc., Class A	$4,293
12	Sun Hydraulics Corp.	500
38	Sunrun, Inc.(b)	557
12	Systemax, Inc.	335
55	Team, Inc.(b)	919
20	Teledyne Technologies, Inc.(b)	4,492
14	Tennant Co.	838
72	Tetra Tech, Inc.	4,389
22	Thermon Group Holdings, Inc.(b)	497
99	Timken Co. (The)	3,975
88	Titan International, Inc.	573
59	Titan Machinery, Inc.(b)	1,034
86	Toro Co. (The)	5,331
73	TransUnion	4,714
14	Trex Co., Inc.(b)	892
45	TriMas Corp.(b)	1,306
32	TriNet Group, Inc.(b)	1,469
127	Triumph Group, Inc.	2,135
99	TrueBlue, Inc.(b)	2,500
183	Tutor Perini Corp.(b)	3,406
6	Twin Disc, Inc.(b)	105
16	UniFirst Corp.	2,471
98	Universal Forest Products, Inc.	2,711
13	Universal Logistics Holdings, Inc.	304
18	US Ecology, Inc.	1,254
129	USG Corp.	5,552
24	Valmont Industries, Inc.	3,133
119	Veritiv Corp.(b)	3,612
29	Viad Corp.	1,460
4	Vicor Corp.(b)	143
125	Wabash National Corp.	1,942
43	WABCO Holdings, Inc.(b)	5,222
53	Wabtec Corp.	5,014
30	WageWorks, Inc.(b)	1,000
26	Watsco, Inc.	3,996
30	Watts Water Technologies, Inc., Class A	2,213
62	Welbilt, Inc.(b)	857
58	Werner Enterprises, Inc.	1,964
91	Wesco Aircraft Holdings, Inc.(b)	866
53	Woodward, Inc.	4,435
241	YRC Worldwide, Inc.(b)	1,364

		509,010

	Information Technology - 15.7%
4	2U, Inc.(b)	234
81	3D Systems Corp.(b)	1,003
26	8x8, Inc.(b)	512
30	A10 Networks, Inc.(b)	189
79	ACI Worldwide, Inc.(b)	2,282
75	ADTRAN, Inc.	934
24	Advanced Energy Industries, Inc.(b)	1,129
237	Advanced Micro Devices, Inc.(b)	5,048
14	Agilysys, Inc.(b)	231
8	Alarm.com Holdings, Inc.(b)	407
24	Ambarella, Inc.(b)	960
3	AppFolio, Inc., Class A(b)	184
21	Applied Optoelectronics, Inc.(b)	432
12	Arista Networks, Inc.(b)	2,862
33	Aspen Technology, Inc.(b)	2,848
69	AVX Corp.	1,138
27	Axcelis Technologies, Inc.(b)	538
18	Badger Meter, Inc.	999
26	Bel Fuse, Inc., Class B	585
72	Belden, Inc.	4,016
124	Benchmark Electronics, Inc.	2,956
1	Benefitfocus, Inc.(b)	50
66	Black Knight, Inc.(b)	2,992
17	Blackbaud, Inc.	1,245

19	Bottomline Technologies (DE), Inc.(b)	$1,046
23	Box, Inc., Class A(b)	432
12	Brightcove, Inc.(b)	86
47	Brooks Automation, Inc.	1,427
14	Cabot Microelectronics Corp.	1,505
32	CACI International, Inc., Class A(b)	5,277
29	CalAmp Corp.(b)	513
43	Calix, Inc.(b)	415
9	Carbonite, Inc.(b)	255
71	Cardtronics PLC, Class A(b)	2,303
10	CEVA, Inc.(b)	260
9	ChannelAdvisor Corp.(b)	97
147	Ciena Corp.(b)	4,795
107	Cirrus Logic, Inc.(b)	4,006
17	Cision Ltd.(b)	213
72	Cognex Corp.	3,169
20	Coherent, Inc.(b)	2,763
33	Cohu, Inc.	647
23	CommVault Systems, Inc.(b)	1,356
32	Comtech Telecommunications Corp.	817
15	Control4 Corp.(b)	327
100	CoreLogic, Inc.(b)	4,046
11	Cornerstone OnDemand, Inc.(b)	601
22	Cray, Inc.(b)	577
94	Cree, Inc.(b)	4,149
37	CSG Systems International, Inc.	1,298
24	CTS Corp.	696
336	Cypress Semiconductor Corp.	4,670
65	Daktronics, Inc.	582
262	Diebold Nixdorf, Inc.	857
32	Digi International, Inc.(b)	379
45	Diodes, Inc.(b)	1,567
82	Dolby Laboratories, Inc., Class A	5,773
23	DSP Group, Inc.(b)	282
101	Eastman Kodak Co.(b)	398
15	Ebix, Inc.	708
18	Electro Scientific Industries, Inc.(b)	529
64	Electronics For Imaging, Inc.(b)	1,772
14	Ellie Mae, Inc.(b)	942
59	EMCORE Corp.(b)	268
87	Endurance International Group Holdings, Inc.(b)	722
80	Entegris, Inc.	2,352
20	Envestnet, Inc.(b)	1,093
17	EPAM Systems, Inc.(b)	2,214
17	ePlus, Inc.(b)	1,390
43	Euronet Worldwide, Inc.(b)	5,057
28	ExlService Holdings, Inc.(b)	1,623
72	Extreme Networks, Inc.(b)	474
46	Fabrinet (Thailand)(b)	2,426
17	Fair Isaac Corp.(b)	3,377
10	FARO Technologies, Inc.(b)	497
182	Finisar Corp.(b)	4,250
62	FireEye, Inc.(b)	1,241
346	Fitbit, Inc., Class A(b)	1,906
5	Five9, Inc.(b)	214
85	FLIR Systems, Inc.	3,898
77	FormFactor, Inc.(b)	1,270
83	Fortinet, Inc.(b)	6,129
26	Gartner, Inc.(b)	3,983
167	Genpact Ltd.	5,073
57	GoDaddy, Inc., Class A(b)	3,720
13	GTT Communications, Inc.(b)	438
16	Guidewire Software, Inc.(b)	1,487
28	Hackett Group, Inc. (The)	494
107	Harmonic, Inc.(b)	601
4	HubSpot, Inc.(b)	556

Schedule of Investments(a)

42	II-VI, Inc.(b)	$1,572
14	Imperva, Inc.(b)	777
98	Infinera Corp.(b)	422
23	Inphi Corp.(b)	917
90	Insight Enterprises, Inc.(b)	4,012
1	Instructure, Inc.(b)	38
90	Integrated Device Technology, Inc.(b)	4,315
34	InterDigital, Inc.	2,559
26	Internap Corp.(b)	155
14	IPG Photonics Corp.(b)	1,990
39	Itron, Inc.(b)	2,112
38	j2 Global, Inc.	2,805
38	Jack Henry & Associates, Inc.	5,309
56	KEMET Corp.	1,147
97	Keysight Technologies, Inc.(b)	5,997
117	Knowles Corp.(b)	1,783
81	Kulicke & Soffa Industries, Inc. (Singapore)	1,750
107	Lattice Semiconductor Corp.(b)	627
45	Limelight Networks, Inc.(b)	148
13	Littelfuse, Inc.	2,488
16	LivePerson, Inc.(b)	302
64	LiveRamp Holdings, Inc.(b)	3,027
37	LogMeIn, Inc.	3,412
25	Lumentum Holdings, Inc.(b)	1,112
40	MACOM Technology Solutions Holdings, Inc.(b)	711
34	Magnachip Semiconductor Corp. (South Korea)(b)	235
49	Manhattan Associates, Inc.(b)	2,427
52	ManTech International Corp., Class A	2,928
59	MAXIMUS, Inc.	4,196
40	MaxLinear, Inc.(b)	816
14	Maxwell Technologies, Inc.(b)	35
1	Mesa Laboratories, Inc.	221
34	Methode Electronics, Inc.	1,030
8	MicroStrategy, Inc., Class A(b)	1,037
6	MINDBODY, Inc., Class A(b)	167
33	MKS Instruments, Inc.	2,589
93	MoneyGram International, Inc.(b)	203
10	Monolithic Power Systems, Inc.	1,321
33	Monotype Imaging Holdings, Inc.	569
22	MTS Systems Corp.	1,132
15	Nanometrics, Inc.(b)	482
79	National Instruments Corp.	3,868
43	NETGEAR, Inc.(b)	2,382
177	NetScout Systems, Inc.(b)	4,740
4	New Relic, Inc.(b)	349
54	NIC, Inc.	702
11	Novanta, Inc.(b)	714
388	Nuance Communications, Inc.(b)	6,204
127	Oclaro, Inc.(b)	1,025
16	OneSpan, Inc.(b)	272
25	OSI Systems, Inc.(b)	1,810
20	Park Electrochemical Corp.	356
10	Paycom Software, Inc.(b)	1,328
8	Paylocity Holding Corp.(b)	537
70	PC Connection, Inc.	2,194
24	PDF Solutions, Inc.(b)	222
13	Pegasystems, Inc.	702
41	Perficient, Inc.(b)	1,038
156	Photronics, Inc.(b)	1,513
25	Plantronics, Inc.	1,144
53	Plexus Corp.(b)	3,235
16	Power Integrations, Inc.	1,014
44	Progress Software Corp.	1,547
7	Proofpoint, Inc.(b)	679

27	PTC, Inc.(b)	$2,335
47	Pure Storage, Inc., Class A(b)	889
3	Q2 Holdings, Inc.(b)	163
5	QAD, Inc., Class A	212
8	Qualys, Inc.(b)	630
50	Quantum Corp.(b)	119
109	Rambus, Inc.(b)	950
4	Rapid7, Inc.(b)	127
6	RealNetworks, Inc.(b)	15
19	RealPage, Inc.(b)	980
83	Ribbon Communications, Inc.(b)	443
7	RingCentral, Inc., Class A(b)	580
13	Rogers Corp.(b)	1,673
20	Rudolph Technologies, Inc.(b)	424
225	Sabre Corp.	5,753
82	ScanSource, Inc.(b)	3,119
67	Science Applications International Corp.	4,658
31	Semtech Corp.(b)	1,654
23	ServiceNow, Inc.(b)	4,261
54	ServiceSource International, Inc.(b)	71
19	Silicon Laboratories, Inc.(b)	1,679
15	SolarEdge Technologies, Inc.(b)	584
19	Splunk, Inc.(b)	2,123
7	SPS Commerce, Inc.(b)	597
40	Square, Inc., Class A(b)	2,794
94	SS&C Technologies Holdings, Inc.	4,526
74	Stratasys Ltd.(b)	1,583
73	SunPower Corp.(b)	500
71	Sykes Enterprises, Inc.(b)	1,961
82	Synaptics, Inc.(b)	3,154
27	Tableau Software, Inc., Class A(b)	3,365
23	Telenav, Inc.(b)	96
141	Teradata Corp.(b)	5,306
209	TiVo Corp.	2,069
19	TTEC Holdings, Inc.	556
191	TTM Technologies, Inc.(b)	2,271
10	Tyler Technologies, Inc.(b)	1,928
11	Ubiquiti Networks, Inc.	1,199
8	Ultimate Software Group, Inc. (The)(b)	2,111
49	Ultra Clean Holdings, Inc.(b)	461
58	Unisys Corp.(b)	784
12	Universal Display Corp.	1,102
3	Upland Software, Inc.(b)	84
10	USA Technologies, Inc.(b)	50
3	Varonis Systems, Inc.(b)	174
57	Veeco Instruments, Inc.(b)	499
59	Verint Systems, Inc.(b)	2,680
64	ViaSat, Inc.(b)	4,425
196	Viavi Solutions, Inc.(b)	1,987
25	Virtusa Corp.(b)	1,108
231	Vishay Intertechnology, Inc.	4,816
11	WEX, Inc.(b)	1,705
30	Workday, Inc., Class A(b)	4,920
5	Workiva, Inc.(b)	187
73	Xperi Corp.	1,029
29	Zebra Technologies Corp., Class A(b)	5,214
11	Zendesk, Inc.(b)	654

		357,849

	Materials - 6.0%
818	AK Steel Holding Corp.(b)	2,519
119	Allegheny Technologies, Inc.(b)	3,125
25	American Vanguard Corp.	418
61	AptarGroup, Inc.	6,347
185	Axalta Coating Systems Ltd.(b)	4,631
14	Balchem Corp.	1,214
77	Boise Cascade Co.	2,047
84	Cabot Corp.	4,133

Schedule of Investments(a)

49	Carpenter Technology Corp.	$2,111
54	Century Aluminum Co.(b)	485
4	Chase Corp.	451
90	Clearwater Paper Corp.(b)	2,773
198	Cleveland-Cliffs, Inc.(b)	1,837
201	Coeur Mining, Inc.(b)	794
199	Commercial Metals Co.	3,835
40	Compass Minerals International, Inc.	2,004
30	Eagle Materials, Inc.	2,190
60	Ferro Corp.(b)	1,158
127	Flotek Industries, Inc.(b)	176
63	FMC Corp.	5,213
59	FutureFuel Corp.	1,019
21	GCP Applied Technologies, Inc.(b)	573
45	Gold Resource Corp.	172
79	Greif, Inc., Class A	4,050
62	H.B. Fuller Co.	2,991
19	Hawkins, Inc.	793
15	Haynes International, Inc.	494
563	Hecla Mining Co.	1,340
29	Innophos Holdings, Inc.	804
21	Innospec, Inc.	1,548
68	Intrepid Potash, Inc.(b)	226
28	Kaiser Aluminum Corp.	2,736
31	Koppers Holdings, Inc.(b)	578
44	Kraton Corp.(b)	1,153
158	Louisiana-Pacific Corp.	3,612
126	LSB Industries, Inc.(b)	966
24	Materion Corp.	1,269
85	Mercer International, Inc. (Canada)	1,040
6	Mesabi Trust	160
38	Minerals Technologies, Inc.	2,139
36	Myers Industries, Inc.	594
20	Neenah, Inc.	1,378
7	NewMarket Corp.	2,943
28	Olympic Steel, Inc.	514
67	OMNOVA Solutions, Inc.(b)	546
117	P.H. Glatfelter Co.	1,492
452	Platform Specialty Products Corp.(b)	5,320
97	PolyOne Corp.	3,261
8	Quaker Chemical Corp.	1,650
80	Rayonier Advanced Materials, Inc.	1,180
45	Royal Gold, Inc.	3,292
57	Schnitzer Steel Industries, Inc., Class A	1,597
41	Schweitzer-Mauduit International, Inc.	1,169
56	Scotts Miracle-Gro Co. (The)	4,255
47	Sensient Technologies Corp.	3,020
157	Silgan Holdings, Inc.	4,043
35	Stepan Co.	2,829
101	Summit Materials, Inc., Class A(b)	1,464
125	SunCoke Energy, Inc.(b)	1,220
57	TimkenSteel Corp.(b)	629
47	Tredegar Corp.	783
75	Trinseo SA	3,790
151	Tronox Ltd., Class A	1,598
23	US Concrete, Inc.(b)	905
110	Verso Corp., Class A(b)	2,774
54	W.R. Grace & Co.	3,447
30	Westlake Chemical Corp.	2,175
71	Worthington Industries, Inc.	2,941

		135,933

	Real Estate - 6.6%
41	Alexander & Baldwin, Inc. REIT(b)	850
2	Alexander’s, Inc. REIT	621
36	American Assets Trust, Inc. REIT	1,498
264	Apple Hospitality REIT, Inc. REIT	4,190
59	Armada Hoffler Properties, Inc. REIT	897

623	Ashford Hospitality Trust, Inc. REIT	$3,084
45	Camden Property Trust REIT	4,282
1,179	CBL & Associates Properties, Inc. REIT	3,077
54	Chatham Lodging Trust REIT	1,079
90	Chesapeake Lodging Trust REIT	2,661
6	Consolidated-Tomoka Land Co.	348
225	CoreCivic, Inc. REIT	4,939
29	CoreSite Realty Corp. REIT	2,826
145	Corporate Office Properties Trust REIT	3,548
91	CubeSmart REIT	2,834
59	CyrusOne, Inc. REIT	3,309
195	DiamondRock Hospitality Co. REIT	2,055
19	EastGroup Properties, Inc. REIT	1,900
147	Empire State Realty Trust, Inc., Class A REIT	2,380
46	Equity LifeStyle Properties, Inc. REIT	4,578
57	Extra Space Storage, Inc. REIT	5,471
48	Federal Realty Investment Trust REIT	6,340
86	First Industrial Realty Trust, Inc. REIT	2,757
205	GEO Group, Inc. (The) REIT	4,764
159	Government Properties Income Trust REIT	1,399
160	Healthcare Trust of America, Inc., Class A REIT	4,499
110	Hersha Hospitality Trust REIT	2,101
41	HFF, Inc., Class A	1,656
104	Highwoods Properties, Inc. REIT	4,511
7	Howard Hughes Corp. (The)(b)	775
314	iStar, Inc. REIT	3,354
10	Marcus & Millichap, Inc.(b)	365
239	New Senior Investment Group, Inc. REIT	1,269
220	Outfront Media, Inc. REIT	4,572
89	Pebblebrook Hotel Trust REIT	3,108
32	PotlatchDeltic Corp. REIT	1,187
31	PS Business Parks, Inc. REIT	4,372
56	QTS Realty Trust, Inc., Class A REIT	2,273
83	Rayonier, Inc. REIT	2,625
10	RE/MAX Holdings, Inc., Class A	330
196	RLJ Lodging Trust REIT	3,987
5	RMR Group, Inc. (The), Class A	323
41	Ryman Hospitality Properties, Inc. REIT	3,039
107	Sabra Health Care REIT, Inc. REIT	2,064
14	Saul Centers, Inc. REIT	737
158	Summit Hotel Properties, Inc. REIT	1,762
31	Sun Communities, Inc. REIT	3,227
253	Sunstone Hotel Investors, Inc. REIT	3,861
153	Tanger Factory Outlet Centers, Inc. REIT	3,618
70	Taubman Centers, Inc. REIT	3,706
264	Uniti Group, Inc. REIT(b)	5,262
7	Universal Health Realty Income Trust REIT	492
86	Urban Edge Properties REIT	1,715
696	Washington Prime Group, Inc. REIT	4,350
58	Washington Real Estate Investment Trust REIT	1,564
131	Xenia Hotels & Resorts, Inc. REIT	2,662

		151,053

	Utilities - 4.1%
64	ALLETE, Inc.	5,208
26	American States Water Co.	1,744
420	Atlantic Power Corp.(b)	920
98	Avangrid, Inc.	4,937
91	Avista Corp.	4,734
84	Black Hills Corp.	5,562
45	California Water Service Group	2,057
16	Chesapeake Utilities Corp.	1,377
54	El Paso Electric Co.	2,989
169	Hawaiian Electric Industries, Inc.	6,476

Schedule of Investments(a)

59	IDACORP, Inc.	$5,796
31	MGE Energy, Inc.	2,049
13	Middlesex Water Co.	674
100	National Fuel Gas Co.	5,385
100	New Jersey Resources Corp.	4,853
40	Northwest Natural Holding Co.	2,653
75	NorthWestern Corp.	4,797
63	ONE Gas, Inc.	5,361
42	Ormat Technologies, Inc.	2,356
46	Otter Tail Corp.	2,250
130	PNM Resources, Inc.	5,619
14	SJW Group	784
106	South Jersey Industries, Inc.	3,307
67	Southwest Gas Holdings, Inc.	5,277
66	Spire, Inc.	5,208
18	Unitil Corp.	913

		93,286

	Total Common Stocks & Other Equity Interests (Cost $2,504,854)	2,280,196

	Money Market Fund - 0.0%
904	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(c) (Cost $904)	904

	Total Investments in Securities (Cost $2,505,758) - 100.0%	2,281,100
	Other assets less liabilities - (0.0)%	(331)

	Net Assets - 100.0%	$2,280,769

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.

Schedule of Investments

Invesco U.S. Large Cap Optimized Volatility ETF (OVLC)

November 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Communication Services - 6.5%
6	Alphabet, Inc., Class A(b)	$6,658
6	Alphabet, Inc., Class C(b)	6,566
980	AT&T, Inc.	30,615
60	Facebook, Inc., Class A(b)	8,437
484	Twitter, Inc.(b)	15,222
583	Verizon Communications, Inc.	35,155

		102,653

	Consumer Discretionary - 10.9%
19	Amazon.com, Inc.(b)	32,113
271	Carnival Corp.	16,339
18	Chipotle Mexican Grill, Inc.(b)	8,518
83	Darden Restaurants, Inc.	9,175
318	H&R Block, Inc.	8,589
441	Hanesbrands, Inc.	7,016
271	L Brands, Inc.	8,973
153	McDonald’s Corp.	28,842
113	Michael Kors Holdings Ltd.(b)	4,944
59	PVH Corp.	6,520
61	Ralph Lauren Corp.	6,795
226	Target Corp.	16,037
404	Under Armour, Inc., Class A(b)	9,647
441	Under Armour, Inc., Class C(b)	9,848

		173,356

	Consumer Staples - 14.2%
392	Altria Group, Inc.	21,493
206	Campbell Soup Co.	8,075
86	Clorox Co. (The)	14,243
614	Coca-Cola Co. (The)	30,946
261	Conagra Brands, Inc.	8,441
630	Coty, Inc., Class A	5,254
401	General Mills, Inc.	16,966
94	Hershey Co. (The)	10,180
76	JM Smucker Co. (The)	7,943
240	PepsiCo, Inc.	29,266
361	Procter & Gamble Co. (The)	34,118
199	Tyson Foods, Inc., Class A	11,731
270	Walmart, Inc.	26,366

		225,022

	Energy - 7.3%
358	Cabot Oil & Gas Corp.	9,007
480	Exxon Mobil Corp.	38,160
1,047	Kinder Morgan, Inc.	17,872
255	National Oilwell Varco, Inc.	8,188
325	Noble Energy, Inc.	7,716
260	Occidental Petroleum Corp.	18,270
365	Schlumberger Ltd.	16,462

		115,675

	Financials - 9.9%
88	Bank of America Corp.	2,499
56	Berkshire Hathaway, Inc., Class B(b)	12,222
78	Cboe Global Markets, Inc.	8,394
252	Intercontinental Exchange, Inc.	20,593
85	JPMorgan Chase & Co.	9,451
707	KeyCorp	12,966

187	Loews Corp.	$8,987
459	People’s United Financial, Inc.	7,739
147	PNC Financial Services Group, Inc. (The)	19,960
404	US Bancorp	22,002
593	Wells Fargo & Co.	32,188

		157,001

	Health Care - 13.3%
248	Baxter International, Inc.	17,000
62	Biogen, Inc.(b)	20,691
221	Cerner Corp.(b)	12,798
98	Cigna Corp.	21,891
33	Cooper Cos., Inc. (The)	9,201
220	Eli Lilly & Co.	26,101
143	HCA Healthcare, Inc.	20,591
200	Hologic, Inc.(b)	8,882
109	IQVIA Holdings, Inc.(b)	13,633
297	Johnson & Johnson	43,629
112	Perrigo Co. PLC	6,975
17	Pfizer, Inc.	786
2	UnitedHealth Group, Inc.	563
74	Varian Medical Systems, Inc.(b)	9,131

		211,872

	Industrials - 6.0%
93	C.H. Robinson Worldwide, Inc.	8,587
130	Deere & Co.	20,134
100	General Dynamics Corp.	18,489
71	Kansas City Southern	7,317
66	Lockheed Martin Corp.	19,828
147	Republic Services, Inc.	11,369
31	W.W. Grainger, Inc.	9,735

		95,459

	Information Technology - 10.0%
113	Akamai Technologies, Inc.(b)	7,769
194	Amphenol Corp., Class A	17,060
229	Apple, Inc.	40,895
135	FLIR Systems, Inc.	6,191
171	International Business Machines Corp.	21,250
370	Microsoft Corp.	41,029
109	Motorola Solutions, Inc.	14,306
415	Symantec Corp.	9,176
9	Visa, Inc., Class A	1,276

		158,952

	Materials - 1.8%
179	LyondellBasell Industries NV, Class A	16,703
359	Newmont Mining Corp.	11,610

		28,313

	Real Estate - 6.8%
93	AvalonBay Communities, Inc. REIT	17,723
177	Crown Castle International Corp. REIT	20,337
139	Digital Realty Trust, Inc. REIT	15,991
65	Federal Realty Investment Trust REIT	8,586
316	HCP, Inc. REIT	9,246
195	Realty Income Corp. REIT	12,497
204	UDR, Inc. REIT	8,694
240	Ventas, Inc. REIT	15,238

		108,312

	Utilities - 13.3%
294	CenterPoint Energy, Inc.	8,235
209	Consolidated Edison, Inc.	16,793
278	Dominion Energy, Inc.	20,711
122	DTE Energy Co.	14,608
256	Duke Energy Corp.	22,674
219	Edison International	12,115
213	Eversource Energy	14,557
327	FirstEnergy Corp.	12,371
348	PG&E Corp.(b)	9,180

Schedule of Investments(a)

470	PPL Corp.	$14,377
238	SCANA Corp.	11,105
446	Southern Co. (The)	21,109
212	WEC Energy Group, Inc.	15,366
342	Xcel Energy, Inc.	17,938

		211,139

	Total Common Stocks & Other Equity Interests (Cost $1,572,335)	1,587,754

	Money Market Fund - 0.1%
2,194	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(c) (Cost $2,194)	2,194

	Total Investments in Securities (Cost $1,574,529) - 100.1%	1,589,948
	Other assets less liabilities - (0.1)%	(1,545)

	Net Assets - 100.0%	$1,588,403

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Corporate Income Defensive ETF (IHYD)

November 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds - 97.2%
	Advertising - 0.6%
$80,000	Outfront Media Capital LLC/Outfront Media Capital Corp.	5.250%	02/15/2022	$80,258

	Aerospace/Defense - 0.7%
80,000	Arconic, Inc.	5.400	04/15/2021	81,420

	Airlines - 1.3%
80,000	Delta Air Lines, Inc.	3.625	03/15/2022	78,454
80,000	United Continental Holdings, Inc.	4.250	10/01/2022	78,500

				156,954

	Apparel - 0.6%
80,000	William Carter Co. (The)	5.250	08/15/2021	80,300

	Auto Parts & Equipment - 0.6%
80,000	ZF North America Capital, Inc. (Germany)(a)	4.750	04/29/2025	77,421

	Banks - 1.3%
80,000	CIT Group, Inc.	5.000	08/15/2022	80,503
80,000	First Horizon National Corp.	3.500	12/15/2020	79,609

				160,112

	Building Materials - 0.6%
80,000	Owens Corning	4.200	12/15/2022	79,380

	Chemicals - 3.8%
80,000	Ashland LLC	4.750	08/15/2022	79,700
65,000	Blue Cube Spinco LLC	9.750	10/15/2023	72,894
80,000	Celanese US Holdings LLC	4.625	11/15/2022	81,352
80,000	Huntsman International LLC	5.125	11/15/2022	81,741
80,000	Mosaic Co. (The)	4.250	11/15/2023	80,328
80,000	WR Grace & Co.(a)	5.125	10/01/2021	80,776

				476,791

	Coal - 0.6%
80,000	Peabody Energy Corp.(a)	6.000	03/31/2022	79,350

	Commercial Services - 3.2%
80,000	ADT Corp. (The)	6.250	10/15/2021	83,100
80,000	Chicago Parking Meters LLC(a)	5.489	12/30/2020	78,154
80,000	Hertz Corp. (The)(a)	7.625	06/01/2022	78,800
80,000	Nielsen Co. Luxembourg Sarl (The)(a)	5.500	10/01/2021	80,475
80,000	Nielsen Finance LLC/Nielsen Finance Co.(a)	5.000	04/15/2022	78,432

				398,961

	Computers - 2.5%
80,000	Dell, Inc.	4.625	04/01/2021	79,642
80,000	EMC Corp.	3.375	06/01/2023	72,386
80,000	Leidos Holdings, Inc.	4.450	12/01/2020	80,600
80,000	Seagate HDD Cayman	4.750	01/01/2025	73,895

				306,523

	Cosmetics/Personal Care - 1.9%
80,000	Avon International Operations, Inc. (United Kingdom)(a)	7.875	08/15/2022	80,200
80,000	Edgewell Personal Care Co.	4.700	05/19/2021	79,300
80,000	First Quality Finance Co., Inc.(a)	4.625	05/15/2021	78,700

				238,200

	Diversified Financial Services - 4.5%
80,000	Aircastle Ltd.	4.400	09/25/2023	79,002
80,000	BGC Partners, Inc.	5.375	07/24/2023	80,083
80,000	Jefferies Finance LLC/JFIN Co-Issuer Corp.(a)	7.500	04/15/2021	80,600
80,000	Jefferies Financial Group, Inc.	5.500	10/18/2023	82,135
80,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(a)	5.250	03/15/2022	79,400
80,000	Navient Corp.	6.500	06/15/2022	80,400
80,000	Synchrony Financial	4.250	08/15/2024	73,579

				555,199

	Electric - 3.7%
80,000	AES Corp. (The)	4.875	05/15/2023	79,700
70,000	DPL, Inc.	7.250	10/15/2021	74,638
80,000	Exelon Corp.	3.497	06/01/2022	77,631

Schedule of Investments

$70,389	Midland Cogeneration Venture LP(a)	6.000%	03/15/2025	$70,013
80,000	NextEra Energy Operating Partners LP(a)	4.250	09/15/2024	75,700
80,000	Vistra Energy Corp.	7.375	11/01/2022	83,200

				460,882

	Electrical Components & Equipment - 0.6%
80,000	WESCO Distribution, Inc.	5.375	12/15/2021	80,400

	Electronics - 1.9%
80,000	Arrow Electronics, Inc.	3.250	09/08/2024	74,255
80,000	Jabil, Inc.	4.700	09/15/2022	80,712
80,000	Tech Data Corp.	3.700	02/15/2022	78,055

				233,022

	Environmental Control - 0.6%
80,000	Clean Harbors, Inc.	5.125	06/01/2021	80,349

	Food - 1.3%
80,000	C&S Group Enterprises LLC(a)	5.375	07/15/2022	78,000
80,000	Darling Ingredients, Inc.	5.375	01/15/2022	80,200

				158,200

	Gas - 0.6%
80,000	Southern Star Central Corp.(a)	5.125	07/15/2022	78,800

	Healthcare-Products - 0.7%
80,000	Kinetic Concepts, Inc./KCI USA, Inc.(a)	7.875	02/15/2021	81,500

	Healthcare-Services - 3.9%
80,000	Centene Corp.	5.625	02/15/2021	81,256
80,000	HCA Healthcare, Inc.	6.250	02/15/2021	82,800
80,000	LifePoint Health, Inc.	5.500	12/01/2021	80,820
80,000	Magellan Health, Inc.	4.400	09/22/2024	75,091
80,000	MEDNAX, Inc.(a)	5.250	12/01/2023	79,200
80,000	Universal Health Services, Inc.(a)	4.750	08/01/2022	80,900

				480,067

	Home Builders - 2.0%
80,000	KB Home	7.000	12/15/2021	82,900
80,000	PulteGroup, Inc.	4.250	03/01/2021	80,300
80,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.(a)	5.250	04/15/2021	79,924

				243,124

	Housewares - 0.7%
80,000	Tupperware Brands Corp.	4.750	06/01/2021	81,645

	Insurance - 1.9%
80,000	Brown & Brown, Inc.	4.200	09/15/2024	78,914
80,000	Kemper Corp.	4.350	02/15/2025	78,342
80,000	MGIC Investment Corp.	5.750	08/15/2023	81,700

				238,956

	Internet - 1.3%
80,000	Symantec Corp.(a)	5.000	04/15/2025	77,619
80,000	VeriSign, Inc.	4.625	05/01/2023	80,200

				157,819

	Iron/Steel - 0.6%
80,000	Steel Dynamics, Inc.	5.125	10/01/2021	80,300

	Leisure Time - 1.3%
80,000	NCL Corp. Ltd.(a)	4.750	12/15/2021	80,400
80,000	Sabre GLBL, Inc.(a)	5.375	04/15/2023	80,000

				160,400

	Lodging - 2.0%
80,000	Choice Hotels International, Inc.	5.750	07/01/2022	83,300
80,000	MGM Resorts International	6.625	12/15/2021	84,000
80,000	Wyndham Destinations, Inc.	4.250	03/01/2022	77,400

				244,700

	Machinery-Diversified - 0.6%
80,000	Flowserve Corp.	3.500	09/15/2022	78,257

	Media - 5.2%
80,000	Cable One, Inc.(a)	5.750	06/15/2022	81,100
80,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.464	07/23/2022	80,160
80,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.908	07/23/2025	79,560
80,000	DISH DBS Corp.	6.750	06/01/2021	81,500
80,000	Sinclair Television Group, Inc.	5.375	04/01/2021	80,200
80,000	TEGNA, Inc.	6.375	10/15/2023	82,600
80,000	Time Warner Cable LLC	4.000	09/01/2021	79,832

Schedule of Investments

$65,000	Time Warner Entertainment Co. LP	8.375%	03/15/2023	$74,471

				639,423

	Mining - 0.6%
80,000	Freeport-McMoRan, Inc.	3.550	03/01/2022	76,300

	Miscellaneous Manufacturing - 1.2%
80,000	Amsted Industries, Inc.(a)	5.000	03/15/2022	79,000
80,000	Trinity Industries, Inc.	4.550	10/01/2024	71,993

				150,993

	Office/Business Equipment - 1.3%
80,000	Pitney Bowes, Inc.	3.875	10/01/2021	76,900
80,000	Xerox Corp.	4.500	05/15/2021	78,648

				155,548

	Oil & Gas - 7.7%
80,000	Antero Resources Corp.	5.375	11/01/2021	79,900
80,000	Antero Resources Corp.	5.125	12/01/2022	78,600
80,000	Cimarex Energy Co.	4.375	06/01/2024	78,225
80,000	Continental Resources, Inc.	5.000	09/15/2022	80,065
80,000	Energen Corp.	4.625	09/01/2021	80,400
80,000	Murphy Oil Corp.	4.450	12/01/2022	77,007
80,000	Murphy Oil USA, Inc.	6.000	08/15/2023	81,300
80,000	Newfield Exploration Co.	5.625	07/01/2024	82,000
80,000	QEP Resources, Inc.	5.250	05/01/2023	76,800
80,000	Range Resources Corp.	5.000	03/15/2023	75,650
80,000	Southwestern Energy Co.	4.100	03/15/2022	77,400
80,000	WPX Energy, Inc.	6.000	01/15/2022	80,600

				947,947

	Oil & Gas Services - 0.6%
80,000	Oceaneering International, Inc.	4.650	11/15/2024	70,388

	Packaging & Containers - 1.3%
80,000	Graphic Packaging International LLC	4.750	04/15/2021	80,100
80,000	Sealed Air Corp.(a)	6.500	12/01/2020	83,400

				163,500

	Pharmaceuticals - 0.6%
80,000	Perrigo Finance Unlimited Co.	3.900	12/15/2024	76,564

	Pipelines - 12.2%
80,000	Andeavor Logistics LP/Tesoro Logistics Finance Corp.	5.250	01/15/2025	81,340
80,000	Boardwalk Pipelines LP	4.950	12/15/2024	81,085
80,000	Buckeye Partners LP	4.875	02/01/2021	81,137
80,000	DCP Midstream Operating LP(a)	4.750	09/30/2021	80,000
80,000	Energy Transfer LP	5.875	01/15/2024	82,593
80,000	Energy Transfer Operating LP	5.200	02/01/2022	81,916
80,000	Energy Transfer Partners LP/Regency Energy Finance Corp.	5.875	03/01/2022	83,496
80,000	Energy Transfer Partners LP/Regency Energy Finance Corp.	4.500	11/01/2023	79,477
85,000	EnLink Midstream Partners LP	4.150	06/01/2025	77,037
80,000	EQM Midstream Partners LP	4.750	07/15/2023	79,377
80,000	Kinder Morgan Energy Partners LP	3.950	09/01/2022	79,313
80,000	Kinder Morgan Energy Partners LP	4.300	05/01/2024	79,376
80,000	Kinder Morgan, Inc.	4.300	06/01/2025	78,234
80,000	NGPL PipeCo. LLC(a)	4.375	08/15/2022	79,100
80,000	Plains All American Pipeline LP/PAA Finance Corp.	3.600	11/01/2024	75,310
80,000	Plains All American Pipeline LP/PAA Finance Corp.	4.650	10/15/2025	77,669
67,273	Ruby Pipeline LLC(a)	6.000	04/01/2022	69,024
80,000	Sabine Pass Liquefaction LLC	5.625	03/01/2025	83,407
80,000	Western Gas Partners LP	4.000	07/01/2022	79,024

				1,507,915

	Private Equity - 0.7%
80,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.875	02/01/2022	80,574

	REITs - 5.7%
80,000	Brixmor Operating Partnership LP	3.850	02/01/2025	76,660
80,000	CyrusOne LP/CyrusOne Finance Corp.	5.000	03/15/2024	79,600
80,000	GLP Capital LP/GLP Financing II, Inc.	4.375	04/15/2021	79,840
80,000	MPT Operating Partnership LP/MPT Finance Corp.	6.375	03/01/2024	83,200
80,000	Omega Healthcare Investors, Inc.	4.375	08/01/2023	79,001
80,000	Sabra Health Care LP/Sabra Capital Corp.	5.500	02/01/2021	81,050
80,000	Select Income	4.500	02/01/2025	76,433
80,000	Starwood Property Trust, Inc.	5.000	12/15/2021	80,090
80,000	Washington Prime Group LP	5.950	08/15/2024	74,342

				710,216

Schedule of Investments

	Retail - 5.1%
$80,000	AutoNation, Inc.	4.500%	10/01/2025	$76,784
80,000	GameStop Corp.(a)	6.750	03/15/2021	81,000
80,000	Gap, Inc. (The)	5.950	04/12/2021	82,420
80,000	Group 1 Automotive, Inc.	5.000	06/01/2022	78,300
80,000	L Brands, Inc.	5.625	02/15/2022	82,000
80,000	Michaels Stores, Inc.(a)	5.875	12/15/2020	80,100
80,000	QVC, Inc.	4.375	03/15/2023	77,722
80,000	Signet UK Finance PLC	4.700	06/15/2024	73,200

				631,526

	Semiconductors - 1.9%
80,000	Marvell Technology Group Ltd.	4.200	06/22/2023	79,274
80,000	Microchip Technology, Inc.(a)	3.922	06/01/2021	78,920
80,000	Micron Technology, Inc.	5.500	02/01/2025	80,700

				238,894

	Shipbuilding - 0.7%
80,000	Huntington Ingalls Industries, Inc.(a)	5.000	11/15/2025	82,040

	Software - 1.9%
80,000	IQVIA, Inc.(a)	4.875	05/15/2023	80,100
160,000	Marble II Pte Ltd. (Singapore)(a)	5.300	06/20/2022	154,960

				235,060

	Telecommunications - 3.9%
80,000	Anixter, Inc.	5.125	10/01/2021	80,900
80,000	CenturyLink, Inc., Series T	5.800	03/15/2022	79,900
80,000	CommScope, Inc.(a)	5.000	06/15/2021	79,620
80,000	Level 3 Financing, Inc.	5.375	08/15/2022	80,000
80,000	Motorola Solutions, Inc.	3.750	05/15/2022	79,032
80,000	Qwest Corp.	6.750	12/01/2021	83,564

				483,016

	Transportation - 0.7%
80,000	XPO Logistics, Inc.(a)	6.500	06/15/2022	81,700

	Total Investments in Securities
	(Cost $12,186,947) - 97.2%			12,040,894
	Other assets less liabilities - 2.8%			341,598

	Net Assets - 100.0%			$12,382,492

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2018 was $2,924,428, which represented 23.62% of the Fund’s Net Assets.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Corporate Income Value ETF (IHYV)

November 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds - 98.7%
	Advertising - 0.4%
$60,000	MDC Partners, Inc.(a)	6.500%	05/01/2024	$51,300

	Aerospace/Defense - 0.5%
60,000	Spirit AeroSystems, Inc.	4.600	06/15/2028	57,379

	Agriculture - 0.4%
60,000	Vector Group Ltd.(a)	6.125	02/01/2025	54,000

	Auto Manufacturers - 0.9%
60,000	Allison Transmission, Inc.(a)	5.000	10/01/2024	57,975
50,000	BCD Acquisition, Inc.(a)	9.625	09/15/2023	53,125

				111,100

	Auto Parts & Equipment - 2.2%
60,000	Adient Global Holdings Ltd.(a)	4.875	08/15/2026	48,525
60,000	Dana Financing Luxembourg Sarl(a)	5.750	04/15/2025	57,300
60,000	Dana, Inc.	5.500	12/15/2024	57,450
60,000	Lear Corp.	3.800	09/15/2027	54,179
60,000	Tenneco, Inc.	5.000	07/15/2026	48,600

				266,054

	Banks - 0.9%
60,000	Freedom Mortgage Corp.(a)	8.125	11/15/2024	53,550
60,000	Freedom Mortgage Corp.(a)	8.250	04/15/2025	53,550

				107,100

	Building Materials - 2.3%
55,000	Builders FirstSource, Inc.(a)	5.625	09/01/2024	50,875
60,000	Griffon Corp.	5.250	03/01/2022	56,250
60,000	Jeld-Wen, Inc.(a)	4.625	12/15/2025	53,850
60,000	Standard Industries, Inc.(a)	6.000	10/15/2025	58,725
60,000	Standard Industries, Inc.(a)	4.750	01/15/2028	52,725

				272,425

	Chemicals - 3.8%
60,000	CF Industries, Inc.(a)	4.500	12/01/2026	58,913
57,000	Chemours Co. (The)	6.625	05/15/2023	57,998
60,000	CVR Partners LP/CVR Nitrogen Finance Corp.(a)	9.250	06/15/2023	63,243
60,000	Kraton Polymers LLC/Kraton Polymers Capital Corp.(a)	7.000	04/15/2025	54,300
60,000	Olin Corp.	5.125	09/15/2027	56,643
60,000	Rayonier AM Products, Inc.(a)	5.500	06/01/2024	55,200
60,000	TPC Group, Inc.(a)	8.750	12/15/2020	58,200
60,000	Versum Materials, Inc.(a)	5.500	09/30/2024	59,400

				463,897

	Coal - 1.9%
55,000	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.(a)	7.500	05/01/2025	55,894
60,000	Peabody Energy Corp.(a)	6.375	03/31/2025	57,600
60,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.(a)	7.500	06/15/2025	59,100
60,000	Warrior Met Coal, Inc.(a)	8.000	11/01/2024	60,900

				233,494

	Commercial Services - 5.3%
60,000	Ahern Rentals, Inc.(a)	7.375	05/15/2023	54,000
60,000	APX Group, Inc.	7.875	12/01/2022	58,762
60,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	5.500	04/01/2023	59,400
60,000	Chicago Parking Meters LLC(a)	5.489	12/30/2020	58,615
60,000	Hertz Corp. (The)(a)	7.625	06/01/2022	59,100
70,000	Hertz Corp. (The)(a)	5.500	10/15/2024	55,650
60,000	LSC Communications, Inc.(a)	8.750	10/15/2023	63,225
60,000	Nielsen Finance LLC/Nielsen Finance Co.(a)	5.000	04/15/2022	58,824
60,000	ServiceMaster Co. LLC (The)(a)	5.125	11/15/2024	57,900
60,000	Sotheby’s(a)	4.875	12/15/2025	55,500
60,000	United Rentals North America, Inc.	4.875	01/15/2028	54,263

				635,239

	Computers - 3.3%
60,000	Dell International LLC/EMC Corp.(a)	6.020	06/15/2026	60,744
55,000	Exela Intermediate LLC/Exela Finance, Inc.(a)	10.000	07/15/2023	55,756
60,000	GCI LLC	6.875	04/15/2025	60,150

Schedule of Investments

$60,000	NCR Corp.	6.375%	12/15/2023	$59,400
60,000	Seagate HDD Cayman	4.750	06/01/2023	57,066
60,000	Seagate HDD Cayman	4.750	01/01/2025	55,421
60,000	Western Digital Corp.	4.750	02/15/2026	55,050

				403,587

	Cosmetics/Personal Care - 1.5%
60,000	Avon International Operations, Inc. (United Kingdom)(a)	7.875	08/15/2022	60,150
70,000	Avon Products, Inc. (United Kingdom)	7.000	03/15/2023	63,700
60,000	Coty, Inc.(a)	6.500	04/15/2026	52,950

				176,800

	Diversified Financial Services - 1.9%
60,000	BGC Partners, Inc.	5.375	07/24/2023	60,062
60,000	Navient Corp.	6.500	06/15/2022	60,300
60,000	Quicken Loans, Inc.(a)	5.750	05/01/2025	57,150
60,000	Synchrony Financial	4.250	08/15/2024	55,184

				232,696

	Electric - 3.6%
60,000	Clearway Energy Operating LLC	5.375	08/15/2024	57,150
54,392	Midland Cogeneration Venture LP(a)	6.000	03/15/2025	54,101
60,000	NRG Energy, Inc.	6.625	01/15/2027	61,345
47,700	NSG Holdings LLC/NSG Holdings, Inc.(a)	7.750	12/15/2025	51,278
57,817	Stoneway Capital Corp. (Argentina)(a)	10.000	03/01/2027	52,180
60,000	Talen Energy Supply LLC	6.500	06/01/2025	43,650
60,000	Terraform Global Operating LLC(a)	6.125	03/01/2026	56,737
60,000	Trinidad Generation Unlimited (Trinidad & Tobago)(a)	5.250	11/04/2027	56,625

				433,066

	Electronics - 1.5%
60,000	Keysight Technologies, Inc.	4.600	04/06/2027	59,886
60,000	Tech Data Corp.	4.950	02/15/2027	56,499
60,000	Trimble, Inc.	4.900	06/15/2028	59,168

				175,553

	Engineering & Construction - 1.4%
60,000	AECOM	5.125	03/15/2027	54,795
60,000	Topbuild Corp.(a)	5.625	05/01/2026	55,800
60,000	Tutor Perini Corp.(a)	6.875	05/01/2025	57,750

				168,345

	Entertainment - 0.5%
60,000	Scientific Games International, Inc.(a)	5.000	10/15/2025	56,319

	Food - 3.3%
60,000	Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC	6.625	06/15/2024	58,125
60,000	Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC	5.750	03/15/2025	53,850
60,000	C&S Group Enterprises LLC(a)	5.375	07/15/2022	58,500
60,000	Dean Foods Co.(a)	6.500	03/15/2023	52,800
60,000	Ingles Markets, Inc.	5.750	06/15/2023	59,850
70,000	Simmons Foods, Inc.(a)	5.750	11/01/2024	52,850
60,000	US Foods, Inc.(a)	5.875	06/15/2024	59,775

				395,750

	Gas - 1.4%
60,000	AmeriGas Partners LP/AmeriGas Finance Corp.	5.500	05/20/2025	55,725
60,000	NGL Energy Partners LP/NGL Energy Finance Corp.	7.500	11/01/2023	58,860
60,000	Southern Star Central Corp.(a)	5.125	07/15/2022	59,100

				173,685

	Healthcare-Products - 1.0%
65,000	Hologic, Inc.(a)	4.375	10/15/2025	62,075
60,000	Teleflex, Inc.	4.625	11/15/2027	56,625

				118,700

	Healthcare-Services - 3.4%
60,000	CHS/Community Health Systems, Inc.	5.125	08/01/2021	57,112
60,000	CHS/Community Health Systems, Inc.	6.250	03/31/2023	55,875
60,000	DaVita, Inc.	5.125	07/15/2024	57,825
60,000	HCA, Inc.	5.375	02/01/2025	60,525
60,000	Magellan Health, Inc.	4.400	09/22/2024	56,319
60,000	MEDNAX, Inc.(a)	5.250	12/01/2023	59,400
60,000	RegionalCare Hospital Partners Holdings, Inc.(a)	8.250	05/01/2023	62,812

				409,868

	Home Builders - 1.8%
60,000	Century Communities, Inc.	5.875	07/15/2025	54,375
60,000	Meritage Homes Corp.	5.125	06/06/2027	52,950
60,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	5.875	06/15/2024	53,997
60,000	William Lyon Homes, Inc.	5.875	01/31/2025	51,450

				212,772

Schedule of Investments

	Home Furnishings - 0.5%
$60,000	Tempur Sealy International, Inc.	5.500%	06/15/2026	$56,850

	Household Products/Wares - 0.5%
60,000	ACCO Brands Corp.(a)	5.250	12/15/2024	55,500

	Housewares - 0.5%
60,000	Newell Brands, Inc.	4.200	04/01/2026	57,210

	Insurance - 1.0%
60,000	American Equity Investment Life Holding Co.	5.000	06/15/2027	58,647
60,000	Fidelity & Guaranty Life Holdings, Inc.(a)	5.500	05/01/2025	58,800

				117,447

	Internet - 0.9%
60,000	Expedia Group, Inc.	3.800	02/15/2028	54,572
60,000	Symantec Corp.(a)	5.000	04/15/2025	58,214

				112,786

	Investment Companies - 0.5%
60,000	FS Energy & Power Fund(a)	7.500	08/15/2023	58,950

	Iron/Steel - 0.9%
60,000	Cleveland-Cliffs, Inc.	5.750	03/01/2025	55,350
60,000	U.S. Steel Corp.	6.875	08/15/2025	56,968

				112,318

	Leisure Time - 1.0%
60,000	Carlson Travel, Inc.(a)	6.750	12/15/2023	59,550
60,000	Sabre GLBL, Inc.(a)	5.375	04/15/2023	60,000

				119,550

	Lodging - 1.5%
60,000	Choice Hotels International, Inc.	5.750	07/01/2022	62,475
60,000	Marriott Ownership Resorts, Inc.(a)	6.500	09/15/2026	60,000
60,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(a)	5.500	03/01/2025	57,300

				179,775

	Machinery-Construction & Mining - 0.9%
60,000	Terex Corp.(a)	5.625	02/01/2025	55,293
60,000	Vertiv Group Corp.(a)	9.250	10/15/2024	58,500

				113,793

	Media - 2.8%
60,000	Altice US Finance I Corp.(a)	5.500	05/15/2026	58,050
60,000	CCO Holdings LLC/CCO Holdings Capital Corp.(a)	5.125	05/01/2027	57,000
60,000	DISH DBS Corp.	7.750	07/01/2026	53,250
60,000	EW Scripps Co. (The)(a)	5.125	05/15/2025	56,400
60,000	Lee Enterprises, Inc.(a)	9.500	03/15/2022	61,950
60,000	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance(a)	7.875	05/15/2024	49,275

				335,925

	Mining - 1.0%
55,000	Alcoa Nederland Holding BV(a)	6.750	09/30/2024	57,062
60,000	Hecla Mining Co.	6.875	05/01/2021	59,888

				116,950

	Miscellaneous Manufacturing - 1.3%
60,000	FXI Holdings, Inc.(a)	7.875	11/01/2024	54,300
60,000	Koppers, Inc.(a)	6.000	02/15/2025	54,000
60,000	Trinity Industries, Inc.	4.550	10/01/2024	53,994

				162,294

	Office/Business Equipment - 0.9%
60,000	Xerox Corp.	4.500	05/15/2021	58,986
60,000	Xerox Corp.	3.625	03/15/2023	54,310

				113,296

	Oil & Gas - 13.3%
60,000	Bruin E&P Partners LLC(a)	8.875	08/01/2023	56,025
60,000	Covey Park Energy LLC/Covey Park Finance Corp.(a)	7.500	05/15/2025	57,000
60,000	CVR Refining LLC/Coffeyville Finance, Inc.	6.500	11/01/2022	59,700
60,000	Denbury Resources, Inc.(a)	9.000	05/15/2021	60,450
60,000	Diamond Offshore Drilling, Inc.	7.875	08/15/2025	53,850
60,000	EP Energy LLC/Everest Acquisition Finance, Inc.(a)	8.000	11/29/2024	52,800
60,000	EP Energy LLC/Everest Acquisition Finance, Inc.(a)	7.750	05/15/2026	58,050
60,000	Extraction Oil & Gas, Inc.(a)	5.625	02/01/2026	47,100
60,000	Gulfport Energy Corp.	6.000	10/15/2024	55,200
60,000	Gulfport Energy Corp.	6.375	05/15/2025	54,675
60,000	Hess Corp.	4.300	04/01/2027	54,938
60,000	Hilcorp Energy I LP/Hilcorp Finance Co.(a)	5.750	10/01/2025	55,800
60,000	Hilcorp Energy I LP/Hilcorp Finance Co.(a)	6.250	11/01/2028	56,700

Schedule of Investments

$55,000	HollyFrontier Corp.	5.875%	04/01/2026	$56,657
60,000	Indigo Natural Resources LLC(a)	6.875	02/15/2026	56,100
60,000	Jones Energy Holdings LLC/Jones Energy Finance Corp.(a)	9.250	03/15/2023	56,925
60,000	Nabors Industries, Inc.	5.750	02/01/2025	48,825
60,000	PBF Holding Co. LLC/PBF Finance Corp.	7.000	11/15/2023	60,300
60,000	PBF Holding Co. LLC/PBF Finance Corp.	7.250	06/15/2025	59,850
60,000	PDC Energy, Inc.	5.750	05/15/2026	56,100
60,000	QEP Resources, Inc.	5.250	05/01/2023	57,600
60,000	Range Resources Corp.	4.875	05/15/2025	54,450
60,000	Resolute Energy Corp.	8.500	05/01/2020	60,555
60,000	Rowan Cos., Inc.	4.875	06/01/2022	54,225
55,000	Sable Permian Resources Land LLC/AEPB Finance Corp.(a)	13.000	11/30/2020	57,475
60,000	Sanchez Energy Corp.(a)	7.250	02/15/2023	51,600
60,000	Southwestern Energy Co.	6.200	01/23/2025	57,675
75,000	Ultra Resources, Inc.(a)	6.875	04/15/2022	38,250
60,000	Whiting Petroleum Corp.	6.625	01/15/2026	58,050

				1,606,925

	Oil & Gas Services - 1.8%
60,000	FTS International, Inc.	6.250	05/01/2022	56,475
60,000	McDermott Technology Americas, Inc./McDermott Technology US, Inc.(a)	10.625	05/01/2024	51,675
60,000	Oceaneering International, Inc.	4.650	11/15/2024	52,791
60,000	PHI, Inc.	5.250	03/15/2019	50,100

				211,041

	Packaging & Containers - 0.9%
60,000	Owens-Brockway Glass Container, Inc.(a)	5.875	08/15/2023	60,225
60,000	Plastipak Holdings, Inc.(a)	6.250	10/15/2025	54,300

				114,525

	Pharmaceuticals - 1.0%
60,000	HLF Financing Sarl LLC/Herbalife International, Inc.(a)	7.250	08/15/2026	60,525
60,000	Perrigo Finance Unlimited Co.	4.375	03/15/2026	57,254

				117,779

	Pipelines - 6.6%
60,000	American Midstream Partners LP/American Midstream Finance Corp.(a)	9.500	12/15/2021	58,350
60,000	Enable Midstream Partners LP	4.400	03/15/2027	54,947
60,000	Enable Midstream Partners LP	4.950	05/15/2028	56,585
60,000	Energy Transfer Operating LP	4.950	06/15/2028	58,319
60,000	EQM Midstream Partners LP	4.750	07/15/2023	59,533
60,000	EQM Midstream Partners LP	4.000	08/01/2024	57,209
60,000	EQM Midstream Partners LP	4.125	12/01/2026	54,143
60,000	NGPL PipeCo. LLC(a)	4.375	08/15/2022	59,325
60,000	Nustar Logistics LP	5.625	04/28/2027	57,450
60,000	Plains All American Pipeline LP/PAA Finance Corp.	4.650	10/15/2025	58,252
50,455	Ruby Pipeline LLC(a)	6.000	04/01/2022	51,768
60,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp.	5.750	04/15/2025	57,000
60,000	Sunoco Logistics Partners Operations LP	4.000	10/01/2027	54,762
60,000	Valero Energy Partners LP	4.500	03/15/2028	58,873

				796,516

	Private Equity - 0.5%
60,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.750	02/01/2024	60,600

	Real Estate - 2.4%
60,000	Five Point Operating Co. LP/Five Point Capital Corp.(a)	7.875	11/15/2025	59,175
60,000	Greystar Real Estate Partners LLC(a)	5.750	12/01/2025	57,150
60,000	Howard Hughes Corp. (The)(a)	5.375	03/15/2025	57,150
60,000	Kennedy-Wilson, Inc.	5.875	04/01/2024	57,218
60,000	WeWork Cos., Inc.(a)	7.875	05/01/2025	56,400

				287,093

	REITs - 4.6%
70,000	CBL & Associates LP	5.250	12/01/2023	58,275
70,000	CBL & Associates LP	5.950	12/15/2026	57,673
60,000	ESH Hospitality, Inc.(a)	5.250	05/01/2025	57,525
60,000	GLP Capital LP/GLP Financing II, Inc.	5.375	04/15/2026	59,658
60,000	Iron Mountain, Inc.(a)	4.875	09/15/2027	53,325
46,000	iStar, Inc.	5.250	09/15/2022	44,045
60,000	Sabra Health Care LP	5.125	08/15/2026	57,015
60,000	Select Income	4.500	02/01/2025	57,325
60,000	Senior Housing Properties Trust	4.750	02/15/2028	56,958
60,000	Washington Prime Group LP	5.950	08/15/2024	55,756

				557,555

	Retail - 4.5%
60,000	Asbury Automotive Group, Inc.	6.000	12/15/2024	58,725
60,000	DriveTime Automotive Group, Inc./Bridgecrest Acceptance Corp.(a)	8.000	06/01/2021	60,900

Schedule of Investments

$60,000	Ferrellgas LP/Ferrellgas Finance Corp.	6.500%	05/01/2021	$51,450
60,000	GameStop Corp.(a)	6.750	03/15/2021	60,750
60,000	Group 1 Automotive, Inc.	5.000	06/01/2022	58,725
60,000	JC Penney Corp., Inc.(a)	5.875	07/01/2023	49,950
60,000	JC Penney Corp., Inc.(a)	8.625	03/15/2025	35,850
60,000	Sally Holdings LLC/Sally Capital, Inc.	5.625	12/01/2025	57,900
60,000	Signet UK Finance PLC	4.700	06/15/2024	54,900
60,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.500	06/01/2024	57,150

				546,300

	Semiconductors - 1.0%
60,000	Amkor Technology, Inc.	6.375	10/01/2022	60,449
60,000	Entegris, Inc.(a)	4.625	02/10/2026	55,823

				116,272

	Software - 1.9%
60,000	ACI Worldwide, Inc.(a)	5.750	08/15/2026	59,775
60,000	Citrix Systems, Inc.	4.500	12/01/2027	56,423
60,000	Marble II Pte Ltd. (Singapore)(a)	5.300	06/20/2022	58,110
60,000	Rackspace Hosting, Inc.(a)	8.625	11/15/2024	50,850

				225,158

	Telecommunications - 2.3%
60,000	CommScope Technologies LLC(a)	6.000	06/15/2025	55,878
70,000	Frontier Communications Corp.	11.000	09/15/2025	49,700
65,000	Frontier Communications Corp.(a)	8.500	04/01/2026	59,236
60,000	Plantronics, Inc.(a)	5.500	05/31/2023	58,200
60,000	Windstream Services LLC/Windstream Finance Corp.(a)	8.625	10/31/2025	55,800

				278,814

	Toys/Games/Hobbies - 0.5%
60,000	Mattel, Inc.(a)	6.750	12/31/2025	56,700

	Total Corporate Bonds (Cost $12,348,663)			11,897,051

Number of Shares
	Money Market Fund - 1.2%
140,600	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(b) (Cost $140,600)			140,600

	Total Investments in Securities
	(Cost $12,489,263) - 99.9%			12,037,651
	Other assets less liabilities - 0.1%			16,609

	Net Assets - 100.0%			$12,054,260

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2018 was $6,075,050, which represented 50.40% of the Fund’s Net Assets.

(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Emerging Markets Debt Defensive ETF (IEMD)

November 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds - 57.4%
	Chile - 5.1%
$150,000	Banco del Estado de Chile, MTN(a)	3.875%	02/08/2022	$148,761
300,000	Banco del Estado de Chile, MTN	3.875	02/08/2022	297,522
330,000	Corp. Nacional del Cobre de Chile(a)	3.000	07/17/2022	318,900
530,000	Corp. Nacional del Cobre de Chile	3.000	07/17/2022	512,173

				1,277,356

	China - 7.9%
200,000	China Cinda Finance 2017 I Ltd., EMTN	3.650	03/09/2022	197,024
200,000	CNOOC Finance 2011 Ltd.(a)	4.250	01/26/2021	202,236
200,000	CNOOC Finance 2012 Ltd.(a)	3.875	05/02/2022	200,204
200,000	CNPC Hk Overseas Capital Ltd.	4.500	04/28/2021	203,701
170,000	Sinochem Overseas Capital Co. Ltd.(a)	4.500	11/12/2020	172,126
200,000	Sinochem Overseas Capital Co. Ltd.	4.500	11/12/2020	202,502
200,000	Sinopec Group Overseas Development 2012 Ltd.(a)	3.900	05/17/2022	200,341
200,000	Sinopec Group Overseas Development 2016 Ltd.(a)	2.000	09/29/2021	190,829
200,000	Sinopec Group Overseas Development 2017 Ltd.(a)	2.500	09/13/2022	190,502
200,000	State Grid Overseas Investment 2016 Ltd., MTN(a)	2.750	05/04/2022	193,646

				1,953,111

	Hungary - 4.2%
600,000	MFB Magyar Fejlesztesi Bank Zrt	6.250	10/21/2020	625,147
400,000	MFB Magyar Fejlesztesi Bank Zrt(a)	6.250	10/21/2020	416,765

				1,041,912

	India - 2.1%
200,000	Bank of India, EMTN	6.250	02/16/2021	207,528
310,000	Indian Oil Corp. Ltd.	5.625	08/02/2021	321,560

				529,088

	Indonesia - 4.4%
600,000	Pertamina Persero PT	5.250	05/23/2021	613,427
475,000	Pertamina Persero PT(a)	5.250	05/23/2021	485,630

				1,099,057

	Malaysia - 4.7%
400,000	Petronas Capital Ltd., MTN(a)	3.125	03/18/2022	394,101
400,000	Petronas Capital Ltd., MTN	3.125	03/18/2022	394,101
330,000	Petronas Capital Ltd.	7.875	05/22/2022	374,130

				1,162,332

	Mexico - 8.9%
400,000	Comision Federal de Electricidad(a)	4.875	05/26/2021	397,504
400,000	Comision Federal de Electricidad	4.875	05/26/2021	397,504
400,000	Nacional Financiera SNC(a)	3.375	11/05/2020	392,504
400,000	Nacional Financiera SNC	3.375	11/05/2020	392,504
640,000	Petroleos Mexicanos	5.500	01/21/2021	638,720

				2,218,736

	Russia - 2.8%
250,000	Gazprom OAO Via GAZ Capital SA(a)	5.999	01/23/2021	256,569
430,000	Sberbank of Russia Via SB Capital SA, Series 7	5.717	06/16/2021	436,252

				692,821

	Supranational - 6.4%
370,000	Asian Development Bank, GMTN	2.250	01/20/2021	365,093
150,000	Asian Development Bank, GMTN	1.625	03/16/2021	145,808
370,000	Asian Development Bank, GMTN	2.000	02/16/2022	359,136
380,000	Asian Development Bank, GMTN	1.750	09/13/2022	363,116
160,000	Asian Development Bank, GMTN	2.750	03/17/2023	158,452
200,000	Black Sea Trade & Development Bank, MTN(a)	4.875	05/06/2021	202,500

				1,594,105

	Thailand - 3.4%
600,000	PTTEP Canada International Finance Ltd., MTN	5.692	04/05/2021	624,923
200,000	PTTEP Canada International Finance Ltd., MTN(a)	5.692	04/05/2021	208,307

				833,230

	United Arab Emirates - 7.5%
160,000	Dubai Electricity & Water Authority(a)	7.375	10/21/2020	171,225
250,000	MDC-Gmtn BV, MTN(a)	5.000	11/15/2020	256,958
200,000	MDC-Gmtn BV, MTN	5.500	03/01/2022	210,595
200,000	MDC-GMTN BV, MTN(a)	5.500	03/01/2022	210,595

Schedule of Investments

$200,000	MDC-GMTN BV, MTN	5.500%	04/20/2021	$209,386
200,000	MDC-GMTN BV, MTN(a)	5.500	04/20/2021	209,386
200,000	MDC-GMTN BV, MTN(a)	3.250	04/28/2022	197,041
200,000	MDC-GMTN BV, MTN	3.250	04/28/2022	197,041
200,000	Union National Bank PJSC, EMTN	2.750	10/05/2021	193,235

				1,855,462

	Total Corporate Bonds (Cost $14,374,538)			14,257,210

	Sovereign Debt Obligations - 41.7%
	Brazil - 3.4%
830,000	Brazilian Government International Bond	4.875	01/22/2021	847,845

	Chile - 3.1%
300,000	Chile Government International Bond	3.250	09/14/2021	299,529
500,000	Chile Government International Bond	2.250	10/30/2022	478,655

				778,184

	China - 0.8%
200,000	Export-Import Bank of China (The)	2.000	04/26/2021	192,929

	Colombia - 2.5%
610,000	Colombia Government International Bond	4.375	07/12/2021	618,082

	Hungary - 2.6%
620,000	Hungary Government International Bond	6.375	03/29/2021	653,817

	Indonesia - 4.0%
420,000	Indonesia Government International Bond(a)	4.875	05/05/2021	429,039
420,000	Indonesia Government International Bond	4.875	05/05/2021	429,039
140,000	Indonesia Government International Bond, MTN	3.750	04/25/2022	138,176

				996,254

	Malaysia - 4.5%
200,000	Export-Import Bank of Malaysia BHD, EMTN	2.480	10/20/2021	192,042
450,000	Wakala Global Sukuk Bhd	4.646	07/06/2021	464,670
450,000	Wakala Global Sukuk Bhd(a)	4.646	07/06/2021	464,670

				1,121,382

	Philippines - 2.4%
590,000	Philippine Government International Bond	4.000	01/15/2021	597,768

	Poland - 5.0%
390,000	Republic of Poland Government International Bond	5.125	04/21/2021	405,668
430,000	Republic of Poland Government International Bond	5.000	03/23/2022	449,855
390,000	Republic of Poland Government International Bond	3.000	03/17/2023	380,773

				1,236,296

	Russia - 4.9%
600,000	Russian Foreign Bond - Eurobond(a)	4.500	04/04/2022	604,080
600,000	Russian Foreign Bond - Eurobond	4.500	04/04/2022	604,079

				1,208,159

	South Africa - 2.0%
470,000	Republic of South Africa Government International Bond	5.875	05/30/2022	482,890

	Turkey - 3.8%
500,000	Hazine Mustesarligi Varlik Kiralama AS	4.251	06/08/2021	477,299
500,000	Hazine Mustesarligi Varlik Kiralama AS(a)	4.251	06/08/2021	477,298

				954,597

	United Arab Emirates - 2.7%
220,000	Abu Dhabi Government International Bond	2.125	05/03/2021	213,704
220,000	Abu Dhabi Government International Bond(a)	2.125	05/03/2021	213,703
240,000	Abu Dhabi Government International Bond(a)	2.500	10/11/2022	230,892

				658,299

	Total Sovereign Debt Obligations (Cost $10,395,939)			10,346,502

Number of Shares
	Money Market Fund - 0.1%
25,764	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(b) (Cost $25,764)			25,764

	Total Investments in Securities
	(Cost $24,796,241) - 99.2%			24,629,476
	Other assets less liabilities - 0.8%			201,753

	Net Assets - 100.0%			$24,831,229

Schedule of Investments

Investment Abbreviations:

EMTN - Euro Medium-Term Note

GMTN - Global Medium-Term Note

MTN - Medium-Term Note

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2018 was $8,036,312, which represented 32.36% of the Fund's Net Assets.

(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Emerging Markets Debt Value ETF (IEMV)

November 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds - 64.5%
	Brazil - 4.4%
$600,000	Banco do Brasil SA/Cayman(a)	5.875%	01/26/2022	$613,800
400,000	Banco do Brasil SA/Cayman(a)	5.875	01/19/2023	410,080
600,000	Banco do Brasil SA/Cayman, MTN	4.875	04/19/2023	592,200

				1,616,080

	Chile - 5.4%
1,200,000	Corp. Nacional del Cobre de Chile	4.500	09/16/2025	1,193,808
400,000	Corp. Nacional del Cobre de Chile(a)	4.500	09/16/2025	397,936
400,000	Corp. Nacional del Cobre de Chile(a)	3.625	08/01/2027	373,576

				1,965,320

	China - 7.8%
200,000	China Cinda Finance 2017 I Ltd., EMTN	3.650	03/09/2022	197,024
200,000	CNAC HK Finbridge Co. Ltd.	4.125	07/19/2027	185,890
200,000	CNOOC Curtis Funding No 1 Pty Ltd.(a)	4.500	10/03/2023	202,971
200,000	CNOOC Finance 2013 Ltd.	3.000	05/09/2023	191,838
200,000	CNOOC Finance 2015 USA LLC	3.500	05/05/2025	191,373
200,000	CNOOC Finance 2015 USA LLC	4.375	05/02/2028	199,779
220,000	CNOOC Nexen Finance 2014 ULC	4.250	04/30/2024	220,693
200,000	CRCC Yuxiang Ltd.	3.500	05/16/2023	194,822
200,000	Huarong Finance II Co. Ltd., EMTN	3.625	11/22/2021	193,923
200,000	Huarong Finance II Co. Ltd., EMTN	4.625	06/03/2026	186,129
100,000	Sinochem Overseas Capital Co. Ltd.	4.500	11/12/2020	101,251
170,000	Sinochem Overseas Capital Co. Ltd.(a)	4.500	11/12/2020	172,127
200,000	Sinopec Group Overseas Development 2013 Ltd.	4.375	10/17/2023	202,921
200,000	Sinopec Group Overseas Development 2017 Ltd.	3.625	04/12/2027	189,194
30,000	State Grid Overseas Investment 2016 Ltd., MTN(a)	3.500	05/04/2027	28,325
200,000	Three Gorges Finance I Cayman Islands Ltd.(a)	3.150	06/02/2026	185,496

				2,843,756

	Colombia - 1.5%
570,000	Ecopetrol SA	5.375	06/26/2026	566,580

	Hong Kong - 1.3%
200,000	CCBL Cayman 1 Corp. Ltd., EMTN	2.750	05/31/2021	193,456
300,000	China Cinda Finance 2015 I Ltd., EMTN	4.250	04/23/2025	288,982

				482,438

	India - 7.8%
400,000	Bharat Petroleum Corp. Ltd., EMTN	4.000	05/08/2025	375,665
400,000	BPRL International Singapore Pte Ltd., EMTN	4.375	01/18/2027	375,522
400,000	Hindustan Petroleum Corp Ltd.	4.000	07/12/2027	363,004
600,000	NTPC Ltd., EMTN	4.250	02/26/2026	569,541
400,000	Oil India International Pte Ltd.	4.000	04/21/2027	363,420
270,000	Oil India Ltd.	5.375	04/17/2024	275,886
600,000	ONGC Videsh Vankorneft Pte Ltd.	3.750	07/27/2026	550,926

				2,873,964

	Indonesia - 6.2%
200,000	Pelabuhan Indonesia II PT	4.250	05/05/2025	186,500
200,000	Pelabuhan Indonesia II PT(a)	4.250	05/05/2025	186,500
200,000	Pelabuhan Indonesia III Persero PT	4.875	10/01/2024	193,500
200,000	Pelabuhan Indonesia III Persero PT(a)	4.875	10/01/2024	193,500
200,000	Perusahaan Gas Negara Persero Tbk(a)	5.125	05/16/2024	196,555
200,000	Perusahaan Gas Negara Persero Tbk	5.125	05/16/2024	196,555
200,000	Perusahaan Listrik Negara PT, MTN	4.125	05/15/2027	181,623
200,000	Perusahaan Listrik Negara PT, MTN(a)	4.125	05/15/2027	181,623
200,000	Perusahaan Listrik Negara PT, MTN(a)	5.450	05/21/2028	199,137
200,000	Perusahaan Listrik Negara PT, MTN	5.450	05/21/2028	199,137
200,000	Saka Energi Indonesia PT(a)	4.450	05/05/2024	181,065
200,000	Saka Energi Indonesia PT	4.450	05/05/2024	181,065

				2,276,760

	Malaysia - 2.7%
500,000	Petroliam Nasional BHD	7.625	10/15/2026	617,364
300,000	Petroliam Nasional BHD(a)	7.625	10/15/2026	370,419

				987,783

	Mexico - 5.6%
400,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands(a)	4.375	10/14/2025	378,004

Schedule of Investments

$440,000	Petroleos Mexicanos, MTN	6.875%	08/04/2026	$424,050
530,000	Petroleos Mexicanos	6.500	03/13/2027	497,140
430,000	Petroleos Mexicanos(a)	5.350	02/12/2028	371,649
430,000	Petroleos Mexicanos	5.350	02/12/2028	371,649

				2,042,492

	Russia - 6.0%
600,000	Gazprom Neft OAO Via GPN Capital SA	6.000	11/27/2023	618,099
400,000	Gazprom OAO Via Gaz Capital SA	4.950	02/06/2028	374,738
300,000	Sberbank of Russia Via SB Capital SA(a)	5.125	10/29/2022	294,759
230,000	Vnesheconombank Via VEB Finance PLC(a)	6.025	07/05/2022	227,776
200,000	Vnesheconombank Via VEB Finance PLC	6.025	07/05/2022	198,066
200,000	Vnesheconombank Via VEB Finance PLC(a)	5.942	11/21/2023	194,240
100,000	Vnesheconombank Via VEB Finance PLC(a)	6.800	11/22/2025	99,509
200,000	VTB Bank OJSC Via VTB Capital SA(a)	6.950	10/17/2022	195,070

				2,202,257

	Supranational - 5.4%
590,000	Asian Development Bank, GMTN	2.000	02/16/2022	572,676
590,000	Asian Development Bank, GMTN	1.750	09/13/2022	563,785
660,000	Asian Development Bank, GMTN	2.750	03/17/2023	653,616
200,000	Black Sea Trade & Development Bank, MTN(a)	4.875	05/06/2021	202,500

				1,992,577

	Switzerland - 0.5%
200,000	Syngenta Finance NV(a)	4.892	04/24/2025	187,774

	Turkey - 2.3%
400,000	Turkiye Halk Bankasi AS	4.750	02/11/2021	338,239
200,000	Turkiye Halk Bankasi AS(a)	4.750	02/11/2021	169,119
200,000	Turkiye Halk Bankasi AS	5.000	07/13/2021	168,770
200,000	Turkiye Vakiflar Bankasi TAO, GMTN	5.500	10/27/2021	180,027

				856,155

	United Arab Emirates - 7.6%
200,000	Abu Dhabi National Energy Co. PJSC, MTN(a)	4.375	06/22/2026	195,400
400,000	Abu Dhabi National Energy Co. PJSC, MTN	4.375	06/22/2026	390,800
400,000	ADCB Finance Cayman Ltd., EMTN	4.500	03/06/2023	399,250
370,000	Dubai Electricity & Water Authority	7.375	10/21/2020	395,957
230,000	Emirates Telecommunications Group Co. PJSC, GMTN	3.500	06/18/2024	224,492
300,000	MDC-GMTN BV, MTN(a)	5.500	03/01/2022	315,893
280,000	MDC-GMTN BV, MTN	3.250	04/28/2022	275,857
200,000	MDC-GMTN BV, MTN(a)	3.250	04/28/2022	197,041
400,000	MDC-GMTN BV, GMTN	3.000	04/19/2024	379,450

				2,774,140

	Total Corporate Bonds (Cost $24,211,461)			23,668,076

	Sovereign Debt Obligations - 34.6%
	Brazil - 4.7%
700,000	Brazilian Government International Bond	4.250	01/07/2025	678,090
400,000	Brazilian Government International Bond	6.000	04/07/2026	421,804
660,000	Brazilian Government International Bond	4.625	01/13/2028	625,192

				1,725,086

	Chile - 3.1%
600,000	Chile Government International Bond	3.125	01/21/2026	571,035
600,000	Chile Government International Bond	3.240	02/06/2028	567,000

				1,138,035

	Colombia - 4.6%
770,000	Colombia Government International Bond	8.125	05/21/2024	901,477
830,000	Colombia Government International Bond	3.875	04/25/2027	786,641

				1,688,118

	India - 1.0%
400,000	Indian Railway Finance Corp. Ltd.	3.835	12/13/2027	366,846

	Indonesia - 2.2%
400,000	Indonesia Government International Bond, MTN	3.750	04/25/2022	394,788
200,000	Indonesia Government International Bond, MTN(a)	5.875	01/15/2024	211,308
200,000	Indonesia Government International Bond, MTN(a)	4.750	01/08/2026	200,388

				806,484

	Mexico - 4.3%
540,000	Mexico Government International Bond, GMTN	4.125	01/21/2026	522,788
660,000	Mexico Government International Bond	4.150	03/28/2027	631,336
440,000	Mexico Government International Bond	3.750	01/11/2028	407,770

				1,561,894

	Poland - 4.5%
890,000	Republic of Poland Government International Bond	4.000	01/22/2024	901,793

Schedule of Investments

$790,000	Republic of Poland Government International Bond	3.250%	04/06/2026	$761,564

				1,663,357

	Russia - 2.2%
400,000	Russian Foreign Bond - Eurobond	4.500	04/04/2022	402,720
400,000	Russian Foreign Bond - Eurobond(a)	4.875	09/16/2023	405,416

				808,136

	Turkey - 6.7%
200,000	Export Credit Bank of Turkey, MTN(a)	5.375	02/08/2021	189,788
200,000	Export Credit Bank of Turkey(a)	6.125	05/03/2024	178,185
550,000	Turkey Government International Bond	6.250	09/26/2022	534,612
350,000	Turkey Government International Bond	5.750	03/22/2024	324,900
390,000	Turkey Government International Bond	7.375	02/05/2025	385,710
500,000	Turkey Government International Bond	4.875	10/09/2026	422,787
470,000	Turkey Government International Bond	6.000	03/25/2027	422,687

				2,458,669

	United Arab Emirates - 1.3%
500,000	Abu Dhabi Government International Bond(a)	3.125	10/11/2027	466,534

	Total Sovereign Debt Obligations (Cost $12,823,774)			12,683,159

	Total Investments in Securities (Cost $37,035,235) - 99.1%			36,351,235
	Other assets less liabilities - 0.9%			312,670

	Net Assets - 100.0%			$36,663,905

Investment Abbreviations:

EMTN - Euro Medium-Term Note

GMTN - Global Medium-Term Note

MTN - Medium-Term Note

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2018 was $8,573,463, which represented 23.38% of the Fund's Net Assets.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Investment Grade Defensive ETF (IIGD)

November 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds - 98.3%
	Aerospace/Defense - 3.1%
$100,000	Raytheon Co.	2.500%	12/15/2022	$96,605
100,000	United Technologies Corp.	3.100	06/01/2022	97,586

				194,191

	Agriculture - 2.7%
100,000	Altria Group, Inc.	2.850	08/09/2022	96,319
70,000	Philip Morris International, Inc.	2.900	11/15/2021	68,614

				164,933

	Auto Manufacturers - 1.6%
100,000	Harley-Davidson Financial Services, Inc., MTN(a)	2.850	01/15/2021	98,307

	Banks - 15.0%
100,000	Bank of New York Mellon Corp. (The)	3.550	09/23/2021	99,995
100,000	BB&T Corp., MTN	2.050	05/10/2021	96,781
100,000	Huntington Bancshares, Inc.	3.150	03/14/2021	98,852
50,000	KeyCorp, MTN	5.100	03/24/2021	51,740
100,000	Morgan Stanley, GMTN	2.750	05/19/2022	96,422
100,000	PNC Financial Services Group, Inc. (The)	3.300	03/08/2022	98,913
100,000	Regions Financial Corp.	3.200	02/08/2021	98,911
100,000	SunTrust Banks, Inc.	2.900	03/03/2021	98,591
100,000	U.S. Bancorp, MTN	2.950	07/15/2022	97,783
100,000	Wells Fargo & Co.	3.069	01/24/2023	96,609

				934,597

	Beverages - 1.5%
100,000	Coca-Cola Co. (The)	2.875	10/27/2025	94,999

	Biotechnology - 0.8%
50,000	Amgen, Inc.	3.875	11/15/2021	50,411

	Commercial Services - 3.2%
100,000	Automatic Data Processing, Inc.	3.375	09/15/2025	98,753
100,000	Ecolab, Inc.	4.350	12/08/2021	102,475

				201,228

	Computers - 3.1%
100,000	Apple, Inc.	2.400	05/03/2023	95,395
100,000	IBM Credit LLC	2.650	02/05/2021	98,412

				193,807

	Cosmetics/Personal Care - 1.6%
100,000	Procter & Gamble Co. (The)	2.150	08/11/2022	96,306

	Diversified Financial Services - 5.5%
100,000	BlackRock, Inc.	3.500	03/18/2024	99,714
100,000	Charles Schwab Corp. (The)	2.650	01/25/2023	96,466
100,000	CME Group, Inc.	3.000	09/15/2022	98,579
50,000	Mastercard, Inc.	3.375	04/01/2024	49,578

				344,337

	Electric - 4.7%
100,000	Eversource Energy, Series K	2.750	03/15/2022	97,199
100,000	Florida Power & Light Co.	3.125	12/01/2025	97,449
100,000	Southern California Edison Co., Series C	3.500	10/01/2023	97,330

				291,978

	Electronics - 1.5%
100,000	Honeywell International, Inc.	1.850	11/01/2021	95,966

	Food - 1.0%
60,000	Kroger Co. (The)	3.300	01/15/2021	59,459

	Gas - 1.6%
100,000	Dominion Energy Gas Holdings LLC	2.800	11/15/2020	98,368

	Healthcare-Services - 1.7%
100,000	Coventry Health Care, Inc.	5.450	06/15/2021	103,089

Schedule of Investments

	Household Products/Wares - 1.6%
$100,000	Clorox Co. (The)	3.050%	09/15/2022	$98,082

	Insurance - 8.0%
100,000	Athene Global Funding, MTN(a)	4.000	01/25/2022	100,339
100,000	Berkshire Hathaway, Inc.	3.125	03/15/2026	95,519
100,000	Jackson National Life Global Funding(a)	3.050	04/29/2026	93,981
150,000	Metropolitan Life Global Funding I, MTN(a)	2.500	12/03/2020	147,657
60,000	New York Life Global Funding(a)	2.900	01/17/2024	57,890

				495,386

	Internet - 1.4%
100,000	Alphabet, Inc.	1.998	08/15/2026	89,464

	Iron/Steel - 1.6%
100,000	Nucor Corp.	4.125	09/15/2022	102,020

	Machinery-Construction & Mining - 1.5%
100,000	Caterpillar Financial Services Corp.	1.700	08/09/2021	95,658

	Machinery-Diversified - 1.6%
100,000	Deere & Co.	2.600	06/08/2022	96,771

	Media - 2.6%
60,000	21st Century Fox America, Inc.	4.500	02/15/2021	61,253
100,000	NBCUniversal Media LLC	4.375	04/01/2021	102,030

				163,283

	Metal Fabricate/Hardware - 1.6%
100,000	Precision Castparts Corp.	2.500	01/15/2023	96,305

	Miscellaneous Manufacturing - 3.0%
100,000	General Electric Co., GMTN	4.650	10/17/2021	98,488
100,000	General Electric Co.	2.700	10/09/2022	90,307

				188,795

	Oil & Gas - 3.2%
100,000	Chevron Corp.	3.191	06/24/2023	98,289
100,000	Exxon Mobil Corp.	2.222	03/01/2021	97,757

				196,046

	Oil & Gas Services - 2.3%
100,000	Schlumberger Investment SA(a)	3.300	09/14/2021	99,732
40,000	Schlumberger Oilfield UK PLC(a)	4.200	01/15/2021	40,462

				140,194

	Pharmaceuticals - 3.0%
100,000	Johnson & Johnson	2.450	03/01/2026	92,630
100,000	Merck & Co., Inc.	2.750	02/10/2025	95,345

				187,975

	REITs - 1.7%
100,000	ERP Operating LP	4.625	12/15/2021	102,754

	Retail - 3.9%
100,000	Costco Wholesale Corp.	2.150	05/18/2021	97,581
100,000	Home Depot, Inc. (The)	2.000	04/01/2021	97,176
50,000	Walmart, Inc.	3.400	06/26/2023	49,939

				244,696

	Semiconductors - 3.1%
100,000	Lam Research Corp.	2.800	06/15/2021	98,091
100,000	QUALCOMM, Inc.	3.000	05/20/2022	97,538

				195,629

	Software - 3.2%
100,000	Electronic Arts, Inc.	3.700	03/01/2021	100,473
100,000	Oracle Corp.	1.900	09/15/2021	96,173

				196,646

	Telecommunications - 1.6%
100,000	Cisco Systems, Inc.	2.200	02/28/2021	97,699

	Transportation - 3.2%
100,000	Burlington Northern Santa Fe LLC	3.850	09/01/2023	101,385
100,000	United Parcel Service, Inc.	3.125	01/15/2021	99,992

				201,377

	Trucking & Leasing - 1.6%
100,000	Aviation Capital Group LLC(a)	2.875	01/20/2022	96,495

	Total Corporate Bonds (Cost $6,153,230)			6,107,251

Schedule of Investments

Number of Shares
	Money Market Fund - 0.9%
55,707	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(b) (Cost $55,707)	55,707

	Total Investments in Securities (Cost $6,208,937) - 99.2%	6,162,958
	Other assets less liabilities - 0.8%	49,348

	Net Assets - 100.0%	$6,212,306

Investment Abbreviations:

GMTN - Global Medium-Term Note

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2018 was $734,863, which represented 11.83% of the Fund's Net Assets.

(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Investment Grade Value ETF (IIGV)

November 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds - 97.0%
	Advertising - 0.8%
$50,000	Omnicom Group, Inc./Omnicom Capital, Inc.	3.600%	04/15/2026	$46,887

	Aerospace/Defense - 1.5%
100,000	Rockwell Collins, Inc.	3.500	03/15/2027	94,145

	Agriculture - 0.7%
50,000	Archer-Daniels-Midland Co.	2.500	08/11/2026	45,564

	Auto Manufacturers - 4.9%
50,000	Ford Motor Co.	4.346	12/08/2026	44,999
200,000	Ford Motor Credit Co. LLC	5.875	08/02/2021	203,787
50,000	General Motors Co.	4.875	10/02/2023	50,081

				298,867

	Banks - 4.9%
100,000	Citizens Financial Group, Inc.	4.300	12/03/2025	97,823
100,000	Goldman Sachs Group, Inc. (The)	5.750	01/24/2022	104,837
100,000	PNC Financial Services Group, Inc. (The)	3.900	04/29/2024	99,175

				301,835

	Biotechnology - 4.0%
100,000	Biogen, Inc.	4.050	09/15/2025	98,875
100,000	Celgene Corp.	3.875	08/15/2025	96,066
50,000	Gilead Sciences, Inc.	3.650	03/01/2026	48,599

				243,540

	Chemicals - 3.8%
50,000	Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP(a)	3.400	12/01/2026	48,037
100,000	PPG Industries, Inc.	3.750	03/15/2028	94,677
100,000	Sherwin-Williams Co. (The)	3.450	06/01/2027	91,724

				234,438

	Commercial Services - 3.9%
100,000	ERAC USA Finance LLC(a)	2.700	11/01/2023	94,356
100,000	ERAC USA Finance LLC(a)	3.800	11/01/2025	97,391
50,000	S&P Global, Inc.	4.400	02/15/2026	51,138

				242,885

	Computers - 0.8%
50,000	Apple, Inc.	2.400	05/03/2023	47,697

	Diversified Financial Services - 7.8%
100,000	Air Lease Corp.	3.000	09/15/2023	93,880
50,000	American Express Co.	3.700	08/03/2023	49,474
100,000	American Express Credit Corp., MTN	3.300	05/03/2027	95,257
50,000	BlackRock, Inc.	3.500	03/18/2024	49,857
100,000	Capital One Financial Corp.	4.200	10/29/2025	95,552
100,000	TD Ameritrade Holding Corp.	3.300	04/01/2027	93,881

				477,901

	Electric - 5.9%
100,000	Duke Energy Carolinas LLC	2.950	12/01/2026	94,332
100,000	NSTAR Electric Co.	3.200	05/15/2027	94,856
100,000	Pacific Gas & Electric Co.	3.300	12/01/2027	82,968
50,000	Sempra Energy	3.400	02/01/2028	45,539
50,000	Southern Co. (The)	3.250	07/01/2026	46,307

				364,002

	Engineering & Construction - 0.8%
50,000	Fluor Corp.	4.250	09/15/2028	47,991

	Food - 2.3%
100,000	General Mills, Inc.	4.200	04/17/2028	96,555
50,000	Sysco Corp.	3.300	07/15/2026	47,141

				143,696

	Forest Products & Paper - 1.5%
100,000	International Paper Co.	3.000	02/15/2027	90,196

	Healthcare-Products - 2.3%
50,000	Baxter International, Inc.	2.600	08/15/2026	45,138

Schedule of Investments

$100,000	Zimmer Biomet Holdings, Inc.	3.550%	04/01/2025	$94,323

				139,461

	Healthcare-Services - 3.1%
100,000	Aetna, Inc.	2.800	06/15/2023	94,652
100,000	Anthem, Inc.	3.650	12/01/2027	93,921

				188,573

	Insurance - 8.5%
50,000	Berkshire Hathaway, Inc.	3.125	03/15/2026	47,760
100,000	Brighthouse Financial, Inc.	3.700	06/22/2027	85,153
100,000	Five Corners Funding Trust(a)	4.419	11/15/2023	101,888
100,000	Jackson National Life Global Funding(a)	3.050	04/29/2026	93,981
50,000	Marsh & McLennan Cos., Inc.	3.500	06/03/2024	48,701
50,000	Nuveen Finance LLC(a)	4.125	11/01/2024	50,297
100,000	Principal Life Global Funding II(a)	3.000	04/18/2026	93,983

				521,763

	Internet - 1.4%
100,000	Alphabet, Inc.	1.998	08/15/2026	89,464

	Investment Companies - 1.5%
100,000	Ares Capital Corp.	3.500	02/10/2023	95,110

	Media - 2.4%
100,000	CBS Corp.	4.000	01/15/2026	96,273
50,000	Comcast Corp.	4.150	10/15/2028	49,613

				145,886

	Miscellaneous Manufacturing - 6.1%
100,000	3M Co.	2.875	10/15/2027	94,028
50,000	Carlisle Cos., Inc.	3.750	12/01/2027	46,996
50,000	General Electric Co., GMTN	4.650	10/17/2021	49,244
50,000	General Electric Co.	2.700	10/09/2022	45,154
50,000	Illinois Tool Works, Inc.	2.650	11/15/2026	45,733
100,000	Parker-Hannifin Corp.	3.250	03/01/2027	94,285

				375,440

	Oil & Gas - 1.5%
100,000	Valero Energy Corp.	3.400	09/15/2026	91,187

	Oil & Gas Services - 4.6%
100,000	Baker Hughes a GE Co. LLC/Baker Hughes Co.-Obligor, Inc.	3.337	12/15/2027	89,969
100,000	Halliburton Co.	3.800	11/15/2025	95,669
100,000	Schlumberger Holdings Corp.(a)	4.000	12/21/2025	98,160

				283,798

	Pharmaceuticals - 5.5%
50,000	AbbVie, Inc.	3.600	05/14/2025	47,764
100,000	Cardinal Health, Inc.	3.410	06/15/2027	90,158
100,000	CVS Health Corp.	4.300	03/25/2028	97,370
100,000	Express Scripts Holding Co.	4.500	02/25/2026	101,010

				336,302

	Pipelines - 1.8%
50,000	ONEOK, Inc.	4.550	07/15/2028	48,463
50,000	Transcontinental Gas Pipe Line Co. LLC	7.850	02/01/2026	60,070

				108,533

	Real Estate - 1.6%
100,000	CBRE Services, Inc.	4.875	03/01/2026	101,261

	REITs - 3.1%
100,000	LifeStorage LP	3.500	07/01/2026	92,193
100,000	Welltower, Inc.	4.000	06/01/2025	97,254

				189,447

	Retail - 3.8%
50,000	AutoZone, Inc.	3.750	06/01/2027	47,417
100,000	Lowe’s Cos., Inc.	3.100	05/03/2027	94,311
50,000	O’Reilly Automotive, Inc.	3.600	09/01/2027	46,680
50,000	TJX Cos., Inc. (The)	2.250	09/15/2026	44,643

				233,051

	Semiconductors - 3.1%
100,000	Applied Materials, Inc.	3.300	04/01/2027	94,611
100,000	Xilinx, Inc.	2.950	06/01/2024	94,516

				189,127

	Software - 2.3%
50,000	Activision Blizzard, Inc.	3.400	09/15/2026	46,426
100,000	Microsoft Corp.	3.300	02/06/2027	97,463

				143,889

Schedule of Investments

	Water - 0.8%
$50,000	American Water Capital Corp.	3.750%	09/01/2028	$49,239

	Total Corporate Bonds (Cost $6,063,161)			5,961,175

Number of Shares
	Money Market Fund - 1.2%
74,384	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(b) (Cost $74,384)			74,384

	Total Investments in Securities (Cost $6,137,545) - 98.2%			6,035,559
	Other assets less liabilities - 1.8%			109,080

	Net Assets - 100.0%			$6,144,639

Investment Abbreviations:

GMTN - Global Medium-Term Note

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2018 was $678,093, which represented 11.04% of the Fund's Net Assets.

(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Multi-Factor Core Fixed Income ETF (IMFC)

November 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	U.S. Government Sponsored Agency Mortgage-Backed Securities - 40.1%
	Collateralized Mortgage Obligations - 40.1%
$91,569	Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	08/01/2044	$97,098
198,250	Federal Home Loan Mortgage Corp. (FHLMC)	3.000	05/01/2046	189,269
212,346	Federal Home Loan Mortgage Corp. (FHLMC)	3.000	11/01/2046	202,660
218,339	Federal Home Loan Mortgage Corp. (FHLMC)	3.000	01/01/2047	208,258
300,595	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	04/01/2047	295,493
274,017	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	09/01/2047	269,046
278,177	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	10/01/2047	273,077
269,261	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	10/01/2047	271,140
233,476	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	11/01/2047	229,150
236,576	Federal Home Loan Mortgage Corp. (FHLMC)	3.000	12/01/2047	225,634
191,083	Federal Home Loan Mortgage Corp. (FHLMC)	3.000	03/01/2048	182,488
237,595	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	03/01/2048	233,412
190,630	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	03/01/2048	187,541
240,473	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	05/01/2048	242,060
191,758	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	06/01/2048	193,990
335,299	Federal Home Loan Mortgage Corp. (FHLMC)	4.500	06/01/2048	345,091
243,920	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	07/01/2048	245,536
58,956	Federal Home Loan Mortgage Corp. (FHLMC)	4.500	09/01/2048	60,660
98,701	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	09/01/2048	99,354
280,752	Federal National Mortgage Association (FNMA)	3.000	10/01/2046	268,151
281,157	Federal National Mortgage Association (FNMA)	3.500	10/01/2046	276,717
278,548	Federal National Mortgage Association (FNMA)	3.500	11/01/2046	274,351
175,435	Federal National Mortgage Association (FNMA)	3.000	01/01/2047	167,519
221,775	Federal National Mortgage Association (FNMA)	3.000	02/01/2047	211,752
282,520	Federal National Mortgage Association (FNMA)	3.000	04/01/2047	269,768
254,757	Federal National Mortgage Association (FNMA)	4.000	07/01/2047	256,438
261,084	Federal National Mortgage Association (FNMA)	4.000	08/01/2047	262,800
176,377	Federal National Mortgage Association (FNMA)	3.500	09/01/2047	173,660
278,726	Federal National Mortgage Association (FNMA)	3.500	11/01/2047	273,570
180,252	Federal National Mortgage Association (FNMA)	3.500	11/01/2047	177,707
282,310	Federal National Mortgage Association (FNMA)	3.500	11/01/2047	277,028
280,751	Federal National Mortgage Association (FNMA)	4.000	11/01/2047	282,749
186,933	Federal National Mortgage Association (FNMA)	3.500	12/01/2047	183,436
272,073	Federal National Mortgage Association (FNMA)	4.000	01/01/2048	273,843
188,325	Federal National Mortgage Association (FNMA)	3.500	01/01/2048	184,803
275,794	Federal National Mortgage Association (FNMA)	4.500	02/01/2048	283,929
192,376	Federal National Mortgage Association (FNMA)	3.500	02/01/2048	189,328
191,397	Federal National Mortgage Association (FNMA)	3.500	02/01/2048	188,378
191,236	Federal National Mortgage Association (FNMA)	3.500	03/01/2048	187,658
193,013	Federal National Mortgage Association (FNMA)	3.500	04/01/2048	189,403
242,192	Federal National Mortgage Association (FNMA)	4.000	06/01/2048	243,765
289,103	Federal National Mortgage Association (FNMA)	4.500	07/01/2048	297,544
292,329	Federal National Mortgage Association (FNMA)	4.000	07/01/2048	294,228
99,547	Federal National Mortgage Association (FNMA)	4.500	11/01/2048	102,430
100,000	Federal National Mortgage Association (FNMA)	4.000	12/01/2048	100,650

	Total U.S. Government Sponsored Agency Mortgage-Backed Securities
	(Cost $10,038,348)			9,942,562

	U.S. Treasury Securities - 29.8%
	U.S. Treasury Bonds - 10.4%
100,000	U.S. Treasury Bond	8.750	08/15/2020	109,772
100,000	U.S. Treasury Bond	5.375	02/15/2031	123,494
125,000	U.S. Treasury Bond	5.000	05/15/2037	157,485
200,000	U.S. Treasury Bond	4.250	11/15/2040	231,074
200,000	U.S. Treasury Bond	4.750	02/15/2041	247,141
200,000	U.S. Treasury Bond	4.375	05/15/2041	235,180
200,000	U.S. Treasury Bond	3.750	08/15/2041	215,191
150,000	U.S. Treasury Bond	3.125	11/15/2041	146,250
50,000	U.S. Treasury Bond	3.625	08/15/2043	52,689
100,000	U.S. Treasury Bond	2.500	02/15/2045	85,723
150,000	U.S. Treasury Bond	3.000	05/15/2045	141,879

Schedule of Investments

$200,000	U.S. Treasury Bond	2.875	08/15/2045	$184,461
200,000	U.S. Treasury Bond	3.000	11/15/2045	189,000
150,000	U.S. Treasury Bond	2.500	02/15/2046	128,019
150,000	U.S. Treasury Bond	2.500	05/15/2046	127,898
50,000	U.S. Treasury Bond	2.875	11/15/2046	46,006
125,000	U.S. Treasury Bond	3.000	05/15/2047	117,773
50,000	U.S. Treasury Bond	3.000	08/15/2048	47,040

				2,586,075

	U.S. Treasury Notes - 19.4%
100,000	U.S. Treasury Note	1.500	11/30/2019	98,781
100,000	U.S. Treasury Note	1.125	12/31/2019	98,271
100,000	U.S. Treasury Note	1.625	12/31/2019	98,801
100,000	U.S. Treasury Note	3.625	02/15/2020	100,973
200,000	U.S. Treasury Note	1.375	02/29/2020	196,590
100,000	U.S. Treasury Note	2.250	03/31/2020	99,299
100,000	U.S. Treasury Note	1.375	03/31/2020	98,160
100,000	U.S. Treasury Note	1.375	04/30/2020	98,057
100,000	U.S. Treasury Note	2.375	04/30/2020	99,416
100,000	U.S. Treasury Note	1.500	05/15/2020	98,166
100,000	U.S. Treasury Note	3.500	05/15/2020	100,994
100,000	U.S. Treasury Note	1.500	05/31/2020	98,090
100,000	U.S. Treasury Note	1.375	05/31/2020	97,916
100,000	U.S. Treasury Note	2.500	05/31/2020	99,551
100,000	U.S. Treasury Note	1.500	06/15/2020	98,045
100,000	U.S. Treasury Note	1.625	06/30/2020	98,180
100,000	U.S. Treasury Note	1.625	07/31/2020	98,076
200,000	U.S. Treasury Note	2.625	08/15/2020	199,355
100,000	U.S. Treasury Note	1.500	08/15/2020	97,844
100,000	U.S. Treasury Note	1.375	08/31/2020	97,557
100,000	U.S. Treasury Note	1.375	09/30/2020	97,455
200,000	U.S. Treasury Note	1.375	10/31/2020	194,633
200,000	U.S. Treasury Note	2.625	11/15/2020	199,266
100,000	U.S. Treasury Note	1.625	11/30/2020	97,697
100,000	U.S. Treasury Note	1.750	12/31/2020	97,900
100,000	U.S. Treasury Note	1.375	01/31/2021	96,990
200,000	U.S. Treasury Note	3.625	02/15/2021	203,430
150,000	U.S. Treasury Note	1.125	02/28/2021	144,519
100,000	U.S. Treasury Note	1.250	03/31/2021	96,535
100,000	U.S. Treasury Note	1.375	04/30/2021	96,656
100,000	U.S. Treasury Note	2.250	04/30/2021	98,703
100,000	U.S. Treasury Note	2.625	05/15/2021	99,531
175,000	U.S. Treasury Note	3.125	05/15/2021	176,271
100,000	U.S. Treasury Note	1.375	05/31/2021	96,525
250,000	U.S. Treasury Note	1.125	06/30/2021	239,609
100,000	U.S. Treasury Note	2.750	08/15/2021	99,787
50,000	U.S. Treasury Note	2.125	08/15/2021	49,085
50,000	U.S. Treasury Note	1.125	09/30/2021	47,715
200,000	U.S. Treasury Note	2.875	10/15/2021	200,211
200,000	U.S. Treasury Note	2.000	10/31/2021	195,387

				4,800,027

	Total U.S. Treasury Securities
	(Cost $7,470,012)			7,386,102

	Corporate Bonds and Notes - 29.6%
	Aerospace/Defense - 0.5%
125,000	United Technologies Corp.	3.100	06/01/2022	121,982

	Agriculture - 0.7%
100,000	Altria Group, Inc.	2.850	08/09/2022	96,319
100,000	Bunge Ltd. Finance Corp.	3.250	08/15/2026	89,411

				185,730

	Apparel - 0.4%
100,000	NIKE, Inc.	2.375	11/01/2026	90,442

	Auto Manufacturers - 0.4%
100,000	Harley-Davidson Financial Services, Inc., MTN(a)	2.850	01/15/2021	98,307

	Banks - 4.0%
100,000	Bank of America Corp., GMTN	3.300	01/11/2023	97,676
100,000	Goldman Sachs Group, Inc. (The)	5.750	01/24/2022	104,838
100,000	Huntington Bancshares, Inc.	3.150	03/14/2021	98,852
100,000	JPMorgan Chase & Co.	4.500	01/24/2022	102,523
100,000	KeyCorp, MTN	5.100	03/24/2021	103,480
100,000	Morgan Stanley, MTN	2.625	11/17/2021	96,840

$100,000	PNC Financial Services Group, Inc. (The)	3.300	03/08/2022	$98,913
100,000	Regions Financial Corp.	3.200	02/08/2021	98,911
100,000	U.S. Bancorp, MTN	2.950	07/15/2022	97,783
100,000	Wells Fargo & Co.	3.069%	01/24/2023	96,609

				996,425

	Beverages - 0.4%
100,000	Coca-Cola Co. (The)	2.875	10/27/2025	94,999

	Commercial Services - 0.8%
100,000	Automatic Data Processing, Inc.	3.375	09/15/2025	98,753
100,000	Ecolab, Inc.	4.350	12/08/2021	102,475

				201,228

	Computers - 1.2%
100,000	Apple, Inc.	2.400	05/03/2023	95,395
100,000	IBM Credit LLC	2.650	02/05/2021	98,413
100,000	International Business Machines Corp.	3.625	02/12/2024	98,459

				292,267

	Cosmetics/Personal Care - 0.4%
100,000	Procter & Gamble Co. (The)	2.150	08/11/2022	96,306

	Diversified Financial Services - 2.3%
200,000	BlackRock, Inc.	3.500	03/18/2024	199,428
100,000	Charles Schwab Corp. (The)	2.650	01/25/2023	96,466
100,000	CME Group, Inc.	3.000	09/15/2022	98,579
200,000	GE Capital International Funding Co. Unlimited Co.	2.342	11/15/2020	190,289

				584,762

	Electric - 1.6%
100,000	Duke Energy Carolinas LLC	2.950	12/01/2026	94,332
100,000	Eversource Energy, Series K	2.750	03/15/2022	97,198
100,000	Florida Power & Light Co.	3.125	12/01/2025	97,449
100,000	WEC Energy Group, Inc.	3.375	06/15/2021	99,377

				388,356

	Electronics - 0.6%
150,000	Honeywell International, Inc.	1.850	11/01/2021	143,949

	Food - 0.4%
100,000	Wm Wrigley Jr Co.(a)	3.375	10/21/2020	99,890

	Forest Products & Paper - 0.3%
100,000	International Paper Co.	3.000	02/15/2027	90,196

	Gas - 0.4%
100,000	Dominion Energy Gas Holdings LLC	2.800	11/15/2020	98,368

	Hand/Machine Tools - 0.4%
100,000	Stanley Black & Decker, Inc.	2.900	11/01/2022	96,844

	Healthcare-Products - 0.4%
100,000	Covidien International Finance SA	2.950	06/15/2023	97,528

	Healthcare-Services - 0.4%
100,000	Coventry Health Care, Inc.	5.450	06/15/2021	103,089

	Insurance - 2.5%
100,000	Athene Global Funding, MTN(a)	4.000	01/25/2022	100,339
150,000	Berkshire Hathaway, Inc.	3.125	03/15/2026	143,279
100,000	Five Corners Funding Trust(a)	4.419	11/15/2023	101,889
100,000	Jackson National Life Global Funding(a)	3.050	04/29/2026	93,981
175,000	Metropolitan Life Global Funding I, MTN(a)	2.500	12/03/2020	172,266

				611,754

	Internet - 0.3%
100,000	Alphabet, Inc.	1.998	08/15/2026	89,464

	Iron/Steel - 0.4%
100,000	Nucor Corp.	4.125	09/15/2022	102,020

	Machinery-Construction & Mining - 0.4%
100,000	Caterpillar Financial Services Corp.	1.700	08/09/2021	95,658

	Machinery-Diversified - 0.4%
100,000	John Deere Capital Corp., GMTN	2.800	03/06/2023	96,959

	Media - 0.8%
100,000	21st Century Fox America, Inc.	4.500	02/15/2021	102,089

Schedule of Investments

$100,000	Walt Disney Co. (The), GMTN	2.350%	12/01/2022	$95,993

				198,082

	Metal Fabricate/Hardware - 0.4%
100,000	Precision Castparts Corp.	2.500	01/15/2023	96,305

	Miscellaneous Manufacturing - 0.4%
100,000	Illinois Tool Works, Inc.	2.650	11/15/2026	91,467

	Oil & Gas - 1.2%
100,000	Chevron Corp.	3.191	06/24/2023	98,289
100,000	Exxon Mobil Corp.	2.222	03/01/2021	97,757
100,000	Occidental Petroleum Corp., Series 1	4.100	02/01/2021	101,407

				297,453

	Oil & Gas Services - 0.8%
100,000	Schlumberger Holdings Corp.(a)	4.000	12/21/2025	98,160
100,000	Schlumberger Investment SA(a)	3.300	09/14/2021	99,732

				197,892

	Pharmaceuticals - 1.3%
100,000	Eli Lilly & Co.	2.750	06/01/2025	94,666
100,000	Johnson & Johnson	2.450	03/01/2026	92,630
150,000	Merck & Co., Inc.	2.750	02/10/2025	143,017

				330,313

	REITs - 0.4%
100,000	ERP Operating LP	4.625	12/15/2021	102,754

	Retail - 1.5%
100,000	Costco Wholesale Corp.	2.150	05/18/2021	97,581
175,000	Home Depot, Inc. (The)	2.000	04/01/2021	170,057
100,000	Walmart, Inc.	3.400	06/26/2023	99,878

				367,516

	Semiconductors - 1.2%
100,000	Intel Corp.	3.700	07/29/2025	99,332
100,000	Lam Research Corp.	2.800	06/15/2021	98,091
100,000	QUALCOMM, Inc.	3.000	05/20/2022	97,538

				294,961

	Software - 1.2%
100,000	Electronic Arts, Inc.	3.700	03/01/2021	100,473
100,000	Microsoft Corp.	3.300	02/06/2027	97,463
100,000	Oracle Corp.	1.900	09/15/2021	96,173

				294,109

	Transportation - 0.4%
100,000	United Parcel Service, Inc.	3.125	01/15/2021	99,992

	Trucking & Leasing - 0.4%
100,000	Aviation Capital Group LLC(a)	2.875	01/20/2022	96,495

	Total Corporate Bonds and Notes
	(Cost $7,396,177)			7,343,862

	Total Investments in Securities
	(Cost $24,904,537) - 99.5%			24,672,526
	Other assets less liabilities - 0.5%			127,880

	Net Assets - 100.0%			$24,800,406

Investment Abbreviations:

GMTN - Global Medium-Term Note

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2018 was $961,059, which represented 3.88% of the Fund’s Net Assets.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Multi-Factor Core Plus Fixed Income ETF (IMFP)

November 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes - 66.1%
	Advertising - 0.4%
$100,000	Omnicom Group, Inc./Omnicom Capital, Inc.	3.600%	04/15/2026	$93,774
100,000	Outfront Media Capital LLC/Outfront Media Capital Corp.	5.250	02/15/2022	100,323

				194,097

	Aerospace/Defense - 1.0%
100,000	Arconic, Inc.	5.400	04/15/2021	101,775
100,000	General Dynamics Corp.	3.000	05/11/2021	99,457
100,000	Raytheon Co.	2.500	12/15/2022	96,605
100,000	Rockwell Collins, Inc.	3.500	03/15/2027	94,145
100,000	United Technologies Corp.	3.100	06/01/2022	97,586

				489,568

	Agriculture - 0.7%
150,000	Altria Group, Inc.	2.850	08/09/2022	144,478
100,000	Cargill, Inc.(a)	4.307	05/14/2021	102,276
100,000	Philip Morris International, Inc.	2.900	11/15/2021	98,021

				344,775

	Airlines - 0.4%
100,000	Delta Air Lines, Inc.	3.625	03/15/2022	98,067
100,000	United Continental Holdings, Inc.	4.250	10/01/2022	98,125

				196,192

	Apparel - 0.4%
100,000	NIKE, Inc.	2.375	11/01/2026	90,442
100,000	William Carter Co. (The)	5.250	08/15/2021	100,375

				190,817

	Auto Manufacturers - 0.4%
100,000	General Motors Co.	4.875	10/02/2023	100,161
100,000	Harley-Davidson Financial Services, Inc., MTN(a)	2.850	01/15/2021	98,308

				198,469

	Auto Parts & Equipment - 0.3%
150,000	ZF North America Capital, Inc. (Germany)(a)	4.750	04/29/2025	145,164

	Banks - 5.2%
150,000	Banco del Estado de Chile, MTN (Chile)(a)	3.875	02/08/2022	148,761
200,000	Banco do Brasil SA (Brazil)(a)	5.875	01/26/2022	204,600
100,000	Bank of America Corp., GMTN	3.300	01/11/2023	97,676
100,000	Bank of New York Mellon Corp. (The)	3.550	09/23/2021	99,995
100,000	BB&T Corp., MTN	2.050	05/10/2021	96,781
100,000	CIT Group, Inc.	5.000	08/15/2022	100,628
100,000	Citigroup, Inc.	4.450	09/29/2027	96,640
100,000	First Horizon National Corp.	3.500	12/15/2020	99,511
150,000	Goldman Sachs Group, Inc. (The)	5.750	01/24/2022	157,256
100,000	Huntington Bancshares, Inc.	3.150	03/14/2021	98,852
100,000	JPMorgan Chase & Co.	4.500	01/24/2022	102,523
100,000	KeyCorp, MTN	5.100	03/24/2021	103,480
200,000	MFB Magyar Fejlesztesi Bank Zrt (Hungary)(a)	6.250	10/21/2020	208,382
150,000	Morgan Stanley, GMTN	2.750	05/19/2022	144,633
100,000	Morgan Stanley, MTN	2.625	11/17/2021	96,840
100,000	PNC Financial Services Group, Inc. (The)	3.300	03/08/2022	98,913
100,000	PNC Financial Services Group, Inc. (The)	3.900	04/29/2024	99,175
100,000	Regions Financial Corp.	3.200	02/08/2021	98,911
100,000	SunTrust Banks, Inc.	2.900	03/03/2021	98,591
100,000	U.S. Bancorp, MTN	2.950	07/15/2022	97,784
100,000	Vnesheconombank Via VEB Finance PLC (Russia)(a)	6.800	11/22/2025	99,509
150,000	Wells Fargo & Co.	3.069	01/24/2023	144,914

				2,594,355

	Beverages - 0.2%
100,000	Coca-Cola Co. (The)	2.875	10/27/2025	94,999

	Biotechnology - 0.2%
100,000	Amgen, Inc.	3.875	11/15/2021	100,822

	Building Materials - 0.2%
100,000	Owens Corning	4.200	12/15/2022	99,225

Schedule of Investments

	Chemicals - 1.7%
$150,000	Ashland LLC	4.750%	08/15/2022	$149,437
100,000	Blue Cube Spinco LLC	9.750	10/15/2023	112,144
100,000	Celanese US Holdings LLC	4.625	11/15/2022	101,690
100,000	Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP(a)	3.400	12/01/2026	96,074
100,000	Huntsman International LLC	5.125	11/15/2022	102,176
100,000	Mosaic Co. (The)	4.250	11/15/2023	100,411
100,000	PPG Industries, Inc.	3.750	03/15/2028	94,677
100,000	WR Grace & Co.(a)	5.125	10/01/2021	100,970

				857,579

	Coal - 0.2%
100,000	Peabody Energy Corp.(a)	6.000	03/31/2022	99,188

	Commercial Services - 1.3%
100,000	ADT Corp. (The)	6.250	10/15/2021	103,875
150,000	Automatic Data Processing, Inc.	3.375	09/15/2025	148,129
100,000	Chicago Parking Meters LLC(a)	5.489	12/30/2020	97,692
100,000	Ecolab, Inc.	4.350	12/08/2021	102,475
100,000	Hertz Corp. (The)(a)	7.625	06/01/2022	98,500
100,000	Nielsen Co. Luxembourg Sarl (The)(a)	5.500	10/01/2021	100,594

				651,265

	Computers - 1.5%
100,000	Apple, Inc.	2.400	05/03/2023	95,395
100,000	Dell, Inc.	4.625	04/01/2021	99,552
100,000	EMC Corp.	3.375	06/01/2023	90,483
100,000	IBM Credit LLC	2.650	02/05/2021	98,413
150,000	International Business Machines Corp.	3.625	02/12/2024	147,689
100,000	Leidos Holdings, Inc.	4.450	12/01/2020	100,750
100,000	Seagate HDD Cayman	4.750	01/01/2025	92,368

				724,650

	Cosmetics/Personal Care - 0.8%
100,000	Avon International Operations, Inc. (United Kingdom)(a)	7.875	08/15/2022	100,250
100,000	Edgewell Personal Care Co.	4.700	05/19/2021	99,125
100,000	First Quality Finance Co., Inc.(a)	4.625	05/15/2021	98,375
100,000	Procter & Gamble Co. (The)	2.150	08/11/2022	96,306

				394,056

	Diversified Financial Services - 4.1%
100,000	Air Lease Corp.	3.000	09/15/2023	93,880
100,000	American Express Co.	3.700	08/03/2023	98,948
100,000	Ameriprise Financial, Inc.	4.000	10/15/2023	101,187
100,000	BGC Partners, Inc.	5.375	07/24/2023	100,104
200,000	BlackRock, Inc.	3.500	03/18/2024	199,428
100,000	Capital One Financial Corp.	4.200	10/29/2025	95,553
100,000	Cboe Global Markets, Inc.	3.650	01/12/2027	96,061
100,000	Charles Schwab Corp. (The)	2.650	01/25/2023	96,466
100,000	CME Group, Inc.	3.000	09/15/2022	98,579
200,000	GE Capital International Funding Co. Unlimited Co.	2.342	11/15/2020	190,289
200,000	Jefferies Finance LLC/JFIN Co-Issuer Corp.(a)	7.500	04/15/2021	201,500
100,000	Jefferies Financial Group, Inc.	5.500	10/18/2023	102,669
100,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(a)	5.250	03/15/2022	99,250
100,000	Mastercard, Inc.	3.375	04/01/2024	99,156
100,000	Navient Corp.	6.500	06/15/2022	100,500
100,000	Synchrony Financial	4.250	08/15/2024	91,973
150,000	TD Ameritrade Holding Corp.	3.300	04/01/2027	140,821

				2,006,364

	Electric - 4.0%
200,000	Abu Dhabi National Energy Co. PJSC, MTN (United Arab Emirates)(a)	4.375	06/22/2026	195,400
100,000	AES Corp. (The)	4.875	05/15/2023	99,625
200,000	Comision Federal de Electricidad (Mexico)(a)	4.875	05/26/2021	198,752
100,000	DPL, Inc.	7.250	10/15/2021	106,625
100,000	Dubai Electricity & Water Authority (United Arab Emirates)(a)	7.375	10/21/2020	107,015
150,000	Duke Energy Carolinas LLC	2.950	12/01/2026	141,498
250,000	Eversource Energy, Series K	2.750	03/15/2022	242,997
100,000	Exelon Corp.	3.497	06/01/2022	97,039
100,000	Florida Power & Light Co.	3.125	12/01/2025	97,449
95,986	Midland Cogeneration Venture LP(a)	6.000	03/15/2025	95,472
150,000	NextEra Energy Operating Partners LP(a)	4.250	09/15/2024	141,938
100,000	Pacific Gas & Electric Co.	3.300	12/01/2027	82,968
100,000	Sempra Energy	3.400	02/01/2028	91,079
100,000	Southern California Edison Co., Series C	3.500	10/01/2023	97,330
100,000	Vistra Energy Corp.	7.375	11/01/2022	104,000

Schedule of Investments

$100,000	WEC Energy Group, Inc.	3.375%	06/15/2021	$99,377

				1,998,564

	Electrical Components & Equipment - 0.2%
100,000	WESCO Distribution, Inc.	5.375	12/15/2021	100,500

	Electronics - 0.9%
150,000	Arrow Electronics, Inc.	3.250	09/08/2024	139,229
100,000	Honeywell International, Inc.	1.850	11/01/2021	95,966
100,000	Jabil, Inc.	4.700	09/15/2022	100,890
100,000	Tech Data Corp.	3.700	02/15/2022	97,568

				433,653

	Environmental Control - 0.2%
100,000	Clean Harbors, Inc.	5.125	06/01/2021	100,436

	Food - 1.3%
100,000	C&S Group Enterprises LLC(a)	5.375	07/15/2022	97,500
100,000	Darling Ingredients, Inc.	5.375	01/15/2022	100,250
100,000	General Mills, Inc.	4.200	04/17/2028	96,555
100,000	Kroger Co. (The)	3.300	01/15/2021	99,099
150,000	Sysco Corp.	3.300	07/15/2026	141,424
100,000	Wm Wrigley Jr Co.(a)	3.375	10/21/2020	99,890

				634,718

	Forest Products & Paper - 0.4%
100,000	Georgia-Pacific LLC(a)	5.400	11/01/2020	103,051
125,000	International Paper Co.	3.000	02/15/2027	112,745

				215,796

	Gas - 0.4%
100,000	Dominion Energy Gas Holdings LLC	2.800	11/15/2020	98,368
100,000	Southern Star Central Corp.(a)	5.125	07/15/2022	98,500

				196,868

	Hand/Machine Tools - 0.2%
100,000	Stanley Black & Decker, Inc.	2.900	11/01/2022	96,844

	Healthcare-Products - 0.7%
100,000	Baxter International, Inc.	2.600	08/15/2026	90,277
150,000	Covidien International Finance SA	2.950	06/15/2023	146,292
100,000	Kinetic Concepts, Inc./KCI USA, Inc.(a)	7.875	02/15/2021	101,875

				338,444

	Healthcare-Services - 1.5%
100,000	Anthem, Inc.	3.650	12/01/2027	93,922
100,000	Centene Corp.	5.625	02/15/2021	101,570
100,000	Coventry Health Care, Inc.	5.450	06/15/2021	103,089
100,000	HCA Healthcare, Inc.	6.250	02/15/2021	103,500
100,000	LifePoint Health, Inc.	5.500	12/01/2021	101,025
150,000	Magellan Health, Inc.	4.400	09/22/2024	140,796
100,000	MEDNAX, Inc.(a)	5.250	12/01/2023	99,000

				742,902

	Home Builders - 0.8%
100,000	KB Home	7.000	12/15/2021	103,625
100,000	PulteGroup, Inc.	4.250	03/01/2021	100,375
100,000	Taylor Morrison Communities, Inc.	6.625	05/15/2022	100,750
100,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.(a)	5.250	04/15/2021	99,905

				404,655

	Household Products/Wares - 0.2%
100,000	Clorox Co. (The)	3.050	09/15/2022	98,082

	Housewares - 0.2%
100,000	Tupperware Brands Corp.	4.750	06/01/2021	102,056

	Insurance - 3.3%
150,000	Athene Holding Ltd.	4.125	01/12/2028	136,853
100,000	Berkshire Hathaway Finance Corp.	3.000	05/15/2022	99,118
100,000	Berkshire Hathaway, Inc.	3.125	03/15/2026	95,519
100,000	Brown & Brown, Inc.	4.200	09/15/2024	98,643
100,000	Five Corners Funding Trust(a)	4.419	11/15/2023	101,888
100,000	Jackson National Life Global Funding(a)	3.050	04/29/2026	93,981
100,000	Kemper Corp.	4.350	02/15/2025	97,928
200,000	MassMutual Global Funding II(a)	2.000	04/15/2021	193,748
150,000	Metropolitan Life Global Funding I(a)	2.400	01/08/2021	146,899
150,000	Metropolitan Life Global Funding I, MTN(a)	2.500	12/03/2020	147,657
100,000	MGIC Investment Corp.	5.750	08/15/2023	102,125
100,000	Nationwide Financial Services, Inc.(a)	5.375	03/25/2021	103,205
18,000	New York Life Global Funding(a)	2.900	01/17/2024	17,367

Schedule of Investments

$100,000	Nuveen Finance LLC(a)	4.125%	11/01/2024	$100,594
100,000	Principal Life Global Funding II(a)	3.000	04/18/2026	93,983

				1,629,508

	Internet - 0.9%
150,000	Alphabet, Inc.	1.998	08/15/2026	134,196
100,000	Booking Holdings, Inc.	3.600	06/01/2026	95,074
100,000	Symantec Corp.(a)	5.000	04/15/2025	97,023
100,000	VeriSign, Inc.	4.625	05/01/2023	100,250

				426,543

	Investment Companies - 0.6%
100,000	Ares Capital Corp.	3.500	02/10/2023	95,110
200,000	MDC-GMTN BV, MTN (United Arab Emirates)(a)	3.250	04/28/2022	197,041

				292,151

	Iron/Steel - 0.4%
100,000	Nucor Corp.	4.125	09/15/2022	102,020
100,000	Steel Dynamics, Inc.	5.125	10/01/2021	100,375

				202,395

	Leisure Time - 0.4%
100,000	NCL Corp. Ltd.(a)	4.750	12/15/2021	100,500
100,000	Sabre GLBL, Inc.(a)	5.375	04/15/2023	100,000

				200,500

	Lodging - 0.6%
100,000	Choice Hotels International, Inc.	5.750	07/01/2022	104,125
100,000	MGM Resorts International	6.625	12/15/2021	105,000
100,000	Wyndham Destinations, Inc.	4.250	03/01/2022	96,750

				305,875

	Machinery-Construction & Mining - 0.4%
100,000	Caterpillar Financial Services Corp.	1.700	08/09/2021	95,658
100,000	Caterpillar, Inc.	3.900	05/27/2021	101,209

				196,867

	Machinery-Diversified - 0.6%
100,000	Deere & Co.	2.600	06/08/2022	96,771
100,000	Flowserve Corp.	3.500	09/15/2022	97,822
100,000	John Deere Capital Corp., GMTN	2.800	03/06/2023	96,958

				291,551

	Media - 2.5%
100,000	21st Century Fox America, Inc.	4.500	02/15/2021	102,089
100,000	Cable One, Inc.(a)	5.750	06/15/2022	101,375
100,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.464	07/23/2022	100,200
100,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.908	07/23/2025	99,450
100,000	DISH DBS Corp.	6.750	06/01/2021	101,875
100,000	NBCUniversal Media LLC	4.375	04/01/2021	102,030
100,000	Sinclair Television Group, Inc.	5.375	04/01/2021	100,250
200,000	TEGNA, Inc.	6.375	10/15/2023	206,500
100,000	Time Warner Cable LLC	4.000	09/01/2021	99,790
100,000	Time Warner Entertainment Co. LP	8.375	03/15/2023	114,570
100,000	Walt Disney Co. (The), GMTN	2.350	12/01/2022	95,993

				1,224,122

	Metal Fabricate/Hardware - 0.2%
100,000	Precision Castparts Corp.	2.500	01/15/2023	96,305

	Mining - 0.6%
200,000	Corp. Nacional del Cobre de Chile (Chile)(a)	4.500	09/16/2025	198,968
100,000	Freeport-McMoRan, Inc.	3.550	03/01/2022	95,375

				294,343

	Miscellaneous Manufacturing - 1.3%
100,000	3M Co.	2.875	10/15/2027	94,028
100,000	Amsted Industries, Inc.(a)	5.000	03/15/2022	98,750
150,000	General Electric Co.	2.700	10/09/2022	135,461
150,000	General Electric Co., GMTN	4.650	10/17/2021	147,732
100,000	Illinois Tool Works, Inc.	2.650	11/15/2026	91,466
100,000	Trinity Industries, Inc.	4.550	10/01/2024	89,991

				657,428

	Multi-National - 0.5%
150,000	Asian Development Bank, GMTN (Supranational)	2.000	02/16/2022	145,595
100,000	Asian Development Bank, GMTN (Supranational)	2.750	03/17/2023	99,033

				244,628

	Office/Business Equipment - 0.4%
100,000	Pitney Bowes, Inc.	3.875	10/01/2021	96,125
100,000	Xerox Corp.	4.500	05/15/2021	98,310

				194,435

Schedule of Investments

	Oil & Gas - 5.5%
$100,000	Antero Resources Corp.	5.375%	11/01/2021	$99,875
100,000	Antero Resources Corp.	5.125	12/01/2022	98,250
200,000	BPRL International Singapore Pte Ltd., EMTN (India)	4.375	01/18/2027	187,761
100,000	Chevron Corp.	3.191	06/24/2023	98,289
100,000	Cimarex Energy Co.	4.375	06/01/2024	97,781
200,000	CNOOC Finance 2011 Ltd. (China)(a)	4.250	01/26/2021	202,236
100,000	Energen Corp.	4.625	09/01/2021	100,500
100,000	Exxon Mobil Corp.	2.222	03/01/2021	97,757
100,000	Murphy Oil USA, Inc.	6.000	08/15/2023	101,625
100,000	Newfield Exploration Co.	5.625	07/01/2024	102,500
100,000	Occidental Petroleum Corp., Series 1	4.100	02/01/2021	101,407
200,000	Pertamina Persero PT (Indonesia)(a)	5.250	05/23/2021	204,476
150,000	Petroleos Mexicanos (Mexico)(a)	5.350	02/12/2028	129,645
200,000	Petronas Capital Ltd., MTN (Malaysia)(a)	3.125	03/18/2022	197,051
100,000	Phillips 66	4.300	04/01/2022	101,634
200,000	PTTEP Canada International Finance Ltd., MTN (Thailand)(a)	5.692	04/05/2021	208,308
100,000	QEP Resources, Inc.	5.250	05/01/2023	96,000
100,000	Range Resources Corp.	5.000	03/15/2023	94,563
100,000	Southwestern Energy Co.	4.100	03/15/2022	96,750
200,000	Tengizchevroil Finance Co. International Ltd. (Kazakhstan)(a)	4.000	08/15/2026	182,879
100,000	WPX Energy, Inc.	6.000	01/15/2022	100,750

				2,700,037

	Oil & Gas Services - 0.9%
100,000	Halliburton Co.	3.800	11/15/2025	95,669
100,000	Oceaneering International, Inc.	4.650	11/15/2024	87,985
100,000	Schlumberger Investment SA(a)	3.300	09/14/2021	99,732
150,000	Schlumberger Oilfield UK PLC(a)	4.200	01/15/2021	151,733

				435,119

	Packaging & Containers - 0.4%
100,000	Graphic Packaging International LLC	4.750	04/15/2021	100,125
100,000	Sealed Air Corp.(a)	6.500	12/01/2020	104,250

				204,375

	Pharmaceuticals - 1.8%
100,000	Cardinal Health, Inc.	3.410	06/15/2027	90,158
100,000	CVS Health Corp.	4.300	03/25/2028	97,370
100,000	Eli Lilly & Co.	2.750	06/01/2025	94,666
150,000	Express Scripts Holding Co.	4.500	02/25/2026	151,515
100,000	Johnson & Johnson	2.450	03/01/2026	92,630
200,000	Merck & Co., Inc.	2.750	02/10/2025	190,689
200,000	Perrigo Finance Unlimited Co.	3.900	12/15/2024	191,411

				908,439

	Pipelines - 3.8%
100,000	Andeavor Logistics LP/Tesoro Logistics Finance Corp.	5.250	01/15/2025	101,675
100,000	Boardwalk Pipelines LP	4.950	12/15/2024	101,356
100,000	Buckeye Partners LP	4.875	02/01/2021	101,422
100,000	DCP Midstream Operating LP(a)	4.750	09/30/2021	100,000
100,000	Energy Transfer Operating LP	5.200	02/01/2022	102,395
100,000	Energy Transfer Partners LP/Regency Energy Finance Corp.	5.875	03/01/2022	104,370
100,000	Energy Transfer Partners LP/Regency Energy Finance Corp.	4.500	11/01/2023	99,346
100,000	EnLink Midstream Partners LP	4.150	06/01/2025	90,632
100,000	EQM Midstream Partners LP	4.750	07/15/2023	99,222
100,000	Kinder Morgan Energy Partners LP	3.950	09/01/2022	99,141
100,000	Kinder Morgan Energy Partners LP	4.300	05/01/2024	99,220
100,000	Kinder Morgan, Inc.	4.300	06/01/2025	97,793
100,000	NGPL PipeCo. LLC(a)	4.375	08/15/2022	98,875
100,000	Plains All American Pipeline LP/PAA Finance Corp.	3.600	11/01/2024	94,137
100,000	Plains All American Pipeline LP/PAA Finance Corp.	4.650	10/15/2025	97,086
84,091	Ruby Pipeline LLC(a)	6.000	04/01/2022	86,280
100,000	Sabine Pass Liquefaction LLC	5.625	03/01/2025	104,259
100,000	Transcontinental Gas Pipe Line Co. LLC	7.850	02/01/2026	120,140
100,000	Western Gas Partners LP	4.000	07/01/2022	98,780

				1,896,129

	Private Equity - 0.2%
100,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.875	02/01/2022	100,718

	Real Estate - 0.2%
100,000	CBRE Services, Inc.	4.875	03/01/2026	101,261

	REITs - 2.3%
100,000	Brixmor Operating Partnership LP	3.850	02/01/2025	95,825
100,000	CyrusOne LP/CyrusOne Finance Corp.	5.000	03/15/2024	99,500
100,000	Digital Realty Trust LP	3.700	08/15/2027	93,061

Schedule of Investments

$100,000	ERP Operating LP	4.625%	12/15/2021	$102,754
50,000	GLP Capital LP/GLP Financing II, Inc.	4.375	04/15/2021	49,900
100,000	MPT Operating Partnership LP/MPT Finance Corp.	6.375	03/01/2024	104,000
100,000	Omega Healthcare Investors, Inc.	4.375	08/01/2023	98,751
100,000	Sabra Health Care LP/Sabra Capital Corp.	5.500	02/01/2021	101,312
100,000	Select Income	4.500	02/01/2025	95,542
100,000	Simon Property Group LP	4.375	03/01/2021	101,767
100,000	Starwood Property Trust, Inc.	5.000	12/15/2021	100,113
100,000	Washington Prime Group LP	5.950	08/15/2024	92,927

				1,135,452

	Retail - 2.7%
100,000	AutoNation, Inc.	4.500	10/01/2025	95,980
100,000	Best Buy Co., Inc.	5.500	03/15/2021	103,877
100,000	Costco Wholesale Corp.	2.150	05/18/2021	97,581
100,000	GameStop Corp.(a)	6.750	03/15/2021	101,250
100,000	Gap, Inc. (The)	5.950	04/12/2021	103,025
100,000	Group 1 Automotive, Inc.	5.000	06/01/2022	97,875
100,000	Home Depot, Inc. (The)	2.000	04/01/2021	97,175
100,000	L Brands, Inc.	5.625	02/15/2022	102,500
100,000	Lowe’s Cos., Inc.	3.100	05/03/2027	94,311
100,000	Michaels Stores, Inc.(a)	5.875	12/15/2020	100,125
100,000	QVC, Inc.	4.375	03/15/2023	97,153
150,000	Signet UK Finance PLC	4.700	06/15/2024	137,250
100,000	Walmart, Inc.	3.400	06/26/2023	99,878

				1,327,980

	Semiconductors - 1.5%
100,000	Applied Materials, Inc.	3.300	04/01/2027	94,611
100,000	Intel Corp.	3.700	07/29/2025	99,332
100,000	Lam Research Corp.	2.800	06/15/2021	98,091
100,000	Marvell Technology Group Ltd.	4.200	06/22/2023	99,092
100,000	Microchip Technology, Inc.(a)	3.922	06/01/2021	98,650
100,000	NVIDIA Corp.	2.200	09/16/2021	96,988
150,000	QUALCOMM, Inc.	3.000	05/20/2022	146,307

				733,071

	Software - 1.4%
100,000	Electronic Arts, Inc.	3.700	03/01/2021	100,473
100,000	IQVIA, Inc.(a)	4.875	05/15/2023	100,125
200,000	Marble II Pte Ltd. (Singapore)(a)	5.300	06/20/2022	193,700
100,000	Microsoft Corp.	3.300	02/06/2027	97,463
100,000	Oracle Corp.	1.900	09/15/2021	96,173
100,000	salesforce.com, Inc.	3.700	04/11/2028	98,404

				686,338

	Telecommunications - 1.4%
100,000	Anixter, Inc.	5.125	10/01/2021	101,125
100,000	CenturyLink, Inc., Series T	5.800	03/15/2022	99,875
100,000	Cisco Systems, Inc.	2.200	02/28/2021	97,700
100,000	CommScope, Inc.(a)	5.000	06/15/2021	99,525
100,000	Level 3 Financing, Inc.	5.375	08/15/2022	100,000
100,000	Motorola Solutions, Inc.	3.750	05/15/2022	98,790
100,000	Qwest Corp.	6.750	12/01/2021	104,455

				701,470

	Textiles - 0.2%
100,000	Cintas Corp. No. 2	3.700	04/01/2027	97,141

	Transportation - 0.8%
100,000	Burlington Northern Santa Fe LLC	3.850	09/01/2023	101,385
100,000	CH Robinson Worldwide, Inc.	4.200	04/15/2028	98,190
100,000	United Parcel Service, Inc.	3.125	01/15/2021	99,992
100,000	XPO Logistics, Inc.(a)	6.500	06/15/2022	102,125

				401,692

	Trucking & Leasing - 0.3%
150,000	Aviation Capital Group LLC(a)	2.875	01/20/2022	144,742

	Total Corporate Bonds and Notes (Cost $33,037,176)			32,675,718

	U.S. Government Sponsored Agency Mortgage-Backed Securities - 20.0%
	Collateralized Mortgage Obligations - 20.0%
137,353	Federal Home Loan Mortgage Corp. (FHLMC)	5.000	08/01/2044	145,648
198,250	Federal Home Loan Mortgage Corp. (FHLMC)	3.000	05/01/2046	189,269
254,815	Federal Home Loan Mortgage Corp. (FHLMC)	3.000	11/01/2046	243,192

Schedule of Investments

262,007	Federal Home Loan Mortgage Corp. (FHLMC)	3.000	01/01/2047	249,910
257,653	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	04/01/2047	253,279
274,017	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	09/01/2047	269,046
359,015	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	10/01/2047	361,520
278,177	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	10/01/2047	273,077
280,171	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	11/01/2047	274,980
191,083	Federal Home Loan Mortgage Corp. (FHLMC)	3.000	03/01/2048	182,488
285,946	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	03/01/2048	281,311
285,114	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	03/01/2048	280,094
383,198	Federal Home Loan Mortgage Corp. (FHLMC)	4.500	06/01/2048	394,390
239,697	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	06/01/2048	242,487
292,704	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	07/01/2048	294,643
58,956	Federal Home Loan Mortgage Corp. (FHLMC)	4.500	09/01/2048	60,660
98,701	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	09/01/2048	99,354
374,337	Federal National Mortgage Association (FNMA)	3.000	10/01/2046	357,534
350,870	Federal National Mortgage Association (FNMA)	3.000	01/01/2047	335,037
354,841	Federal National Mortgage Association (FNMA)	3.000	02/01/2047	338,804
376,693	Federal National Mortgage Association (FNMA)	3.000	04/01/2047	359,690
169,838	Federal National Mortgage Association (FNMA)	4.000	07/01/2047	170,959
217,570	Federal National Mortgage Association (FNMA)	4.000	08/01/2047	219,000
282,310	Federal National Mortgage Association (FNMA)	3.500	11/01/2047	277,028
187,167	Federal National Mortgage Association (FNMA)	4.000	11/01/2047	188,499
371,635	Federal National Mortgage Association (FNMA)	3.500	11/01/2047	364,761
280,399	Federal National Mortgage Association (FNMA)	3.500	12/01/2047	275,155
282,488	Federal National Mortgage Association (FNMA)	3.500	01/01/2048	277,204
181,382	Federal National Mortgage Association (FNMA)	4.000	01/01/2048	182,562
551,588	Federal National Mortgage Association (FNMA)	4.500	02/01/2048	567,858
384,751	Federal National Mortgage Association (FNMA)	3.500	02/01/2048	378,657
287,095	Federal National Mortgage Association (FNMA)	3.500	02/01/2048	282,567
286,855	Federal National Mortgage Association (FNMA)	3.500	03/01/2048	281,487
387,507	Federal National Mortgage Association (FNMA)	4.000	06/01/2048	390,024
389,773	Federal National Mortgage Association (FNMA)	4.000	07/01/2048	392,304
99,547	Federal National Mortgage Association (FNMA)	4.500	11/01/2048	102,430
50,000	Federal National Mortgage Association (FNMA)	4.000	12/01/2048	50,325

	Total U.S. Government Sponsored Agency Mortgage-Backed Securities
	(Cost $9,983,848)			9,887,233

	U.S. Treasury Securities - 10.0%
	U.S. Treasury Bonds - 10.0%
50,000	U.S. Treasury Bond	5.250	02/15/2029	59,682
100,000	U.S. Treasury Bond	6.250	05/15/2030	130,822
100,000	U.S. Treasury Bond	4.500	02/15/2036	118,393
100,000	U.S. Treasury Bond	5.000	05/15/2037	125,988
100,000	U.S. Treasury Bond	4.500	05/15/2038	119,258
100,000	U.S. Treasury Bond	4.625	02/15/2040	121,293
200,000	U.S. Treasury Bond	4.375	05/15/2040	234,918
200,000	U.S. Treasury Bond	3.875	08/15/2040	219,371
200,000	U.S. Treasury Bond	4.250	11/15/2040	231,074
200,000	U.S. Treasury Bond	4.750	02/15/2041	247,141
200,000	U.S. Treasury Bond	4.375	05/15/2041	235,180
200,000	U.S. Treasury Bond	3.750	08/15/2041	215,191
200,000	U.S. Treasury Bond	3.125	11/15/2041	195,000
200,000	U.S. Treasury Bond	3.125	02/15/2042	194,816
200,000	U.S. Treasury Bond	3.000	05/15/2042	190,418
100,000	U.S. Treasury Bond	2.750	08/15/2042	90,957
200,000	U.S. Treasury Bond	3.625	02/15/2044	210,766
200,000	U.S. Treasury Bond	3.375	05/15/2044	202,293
200,000	U.S. Treasury Bond	2.500	02/15/2045	171,445
200,000	U.S. Treasury Bond	3.000	05/15/2045	189,172
200,000	U.S. Treasury Bond	2.875	08/15/2045	184,461
200,000	U.S. Treasury Bond	3.000	11/15/2045	189,000
150,000	U.S. Treasury Bond	2.500	02/15/2046	128,019
200,000	U.S. Treasury Bond	2.500	05/15/2046	170,531
100,000	U.S. Treasury Bond	2.250	08/15/2046	80,680
150,000	U.S. Treasury Bond	3.000	02/15/2047	141,445
200,000	U.S. Treasury Bond	2.750	08/15/2047	179,066
100,000	U.S. Treasury Bond	3.000	02/15/2048	94,080
150,000	U.S. Treasury Bond	3.125	05/15/2048	144,624
100,000	U.S. Treasury Bond	3.000	08/15/2048	94,080

	Total U.S. Treasury Securities
	(Cost $5,059,010)			4,909,164

Schedule of Investments

	Sovereign Debt Obligations - 3.6%
	Brazil - 0.4%
$200,000	Brazilian Government International Bond	4.625%	01/13/2028	$189,452

	Chile - 0.4%
200,000	Chile Government International Bond	3.125	01/21/2026	190,345

	Colombia - 0.4%
200,000	Colombia Government International Bond	4.375	07/12/2021	202,650

	Indonesia - 0.4%
200,000	Indonesia Government International Bond(a)	4.875	05/05/2021	204,304

	Mexico - 0.4%
200,000	Mexico Government International Bond, GMTN	4.125	01/21/2026	193,625

	Poland - 0.4%
100,000	Republic of Poland Government International Bond	5.000	03/23/2022	104,618
100,000	Republic of Poland Government International Bond	3.000	03/17/2023	97,634

				202,252

	Russia - 0.4%
200,000	Russian Foreign Bond - Eurobond(a)	4.500	04/04/2022	201,360

	South Africa - 0.2%
100,000	Republic of South Africa Government International Bond	5.875	05/30/2022	102,742

	Turkey - 0.2%
100,000	Turkey Government International Bond	7.375	02/05/2025	98,900

	United Arab Emirates - 0.4%
200,000	Abu Dhabi Government International Bond(a)	2.125	05/03/2021	194,276

	Total Sovereign Debt Obligations (Cost $1,800,485)			1,779,906

Number of Shares
	Money Market Fund - 0.2%
117,585	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(b) (Cost $117,585)			117,585

	Total Investments in Securities (Cost $49,998,104) - 99.9%			49,369,606
	Other assets less liabilities - 0.1%			56,729

	Net Assets - 100.0%			$49,426,335

Investment Abbreviations:

EMTN - Euro Medium-Term Note

GMTN - Global Medium-Term Note

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2018 was $8,736,317, which represented 17.68% of the Fund’s Net Assets.

(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco BulletShares 2018 Corporate Bond ETF (BSCI)

November 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds - 15.3%
	Banks - 9.4%
$8,030,000	Bank of America NA, BKNT	2.050%	12/07/2018	$8,029,549
8,849,000	BNP Paribas SA, MTN (France)	2.400	12/12/2018	8,848,403
9,865,000	Citigroup, Inc.	2.050	12/07/2018	9,864,340
5,100,000	Citizens Bank NA, BKNT, MTN	2.300	12/03/2018	5,100,000
4,227,000	KeyCorp, MTN	2.300	12/13/2018	4,226,688
2,962,000	Morgan Stanley, GMTN	2.200	12/07/2018	2,961,888
6,300,000	National Bank of Canada, BKNT (Canada)	2.100	12/14/2018	6,299,130
4,935,000	PNC Bank NA, BKNT	1.700	12/07/2018	4,934,259
8,275,000	Royal Bank of Canada, GMTN (Canada)	2.000	12/10/2018	8,273,905

				58,538,162

	Electric - 1.2%
3,227,000	Consolidated Edison Co. of New York, Inc.	7.125	12/01/2018	3,227,000
4,504,000	Georgia Power Co.	1.950	12/01/2018	4,504,000

				7,731,000

	Machinery-Diversified - 0.7%
4,472,000	John Deere Capital Corp., MTN	1.950	12/13/2018	4,471,048

	Pharmaceuticals - 1.8%
7,575,000	CVS Health Corp.	2.250	12/05/2018	7,574,875
3,449,000	Johnson & Johnson	1.650	12/05/2018	3,448,915
42,000	Pharmacia LLC	6.500	12/01/2018	42,000

				11,065,790

	Retail - 1.3%
4,669,000	McDonald’s Corp., MTN	2.100	12/07/2018	4,668,443
3,682,000	Walmart, Inc.	1.950	12/15/2018	3,680,952

				8,349,395

	Software - 0.9%
5,699,000	Microsoft Corp.	1.625	12/06/2018	5,698,716

	Total Corporate Bonds (Cost $95,852,395)			95,854,111

	Short- Term Investments - 86.4%
	U.S. Treasury Securities - 86.4%
	U.S. Treasury Bills - 86.4%(a)
5,834,900	2.010%, 12/20/2018			5,828,986
140,100	2.020%, 12/20/2018			139,958
28,000,000	2.037%, 12/20/2018			27,971,622
29,000,000	2.037%, 12/20/2018			28,970,608
29,000,000	2.040%, 12/20/2018			28,970,608
26,000,000	2.042%, 12/20/2018			25,973,649
32,000,000	2.045%, 12/20/2018			31,967,568
50,000,000	2.046%, 12/20/2018			49,949,325
40,000,000	2.051%, 12/20/2018			39,959,460
10,000,000	2.059%, 12/20/2018			9,989,865
25,000,000	2.103%, 12/20/2018			24,974,662
13,000,000	2.105%, 12/20/2018			12,986,824
10,000,000	2.109%, 12/20/2018			9,989,865
25,000,000	2.115%, 12/20/2018			24,974,662
8,000,000	2.125%, 12/20/2018			7,991,892
25,000,000	2.125%, 12/20/2018			24,974,662
22,000,000	2.132%, 12/20/2018			21,977,703
7,000,000	2.135%, 12/20/2018			6,992,906
7,000,000	2.136%, 12/20/2018			6,992,905
25,000,000	2.136%, 12/20/2018			24,974,662
15,000,000	2.138%, 12/20/2018			14,984,797
17,000,000	2.142%, 12/20/2018			16,982,770
11,000,000	2.143%, 12/20/2018			10,988,851
20,000,000	2.145%, 12/20/2018			19,979,730
12,000,000	2.146%, 12/20/2018			11,987,838
18,000,000	2.146%, 12/20/2018			17,981,757
19,000,000	2.147%, 12/20/2018			18,980,743

Schedule of Investments

$12,000,000	2.156%, 12/20/2018	$11,987,838

	Total U.S. Treasury Securities (Cost $540,378,066)	540,426,716

Number of Shares
	Money Market Fund - 1.7%
10,394,867	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(b) (Cost $10,394,867)	10,394,867

	Total Investments in Securities (Cost $646,625,328) - 103.4%	646,675,694
	Other assets less liabilities - (3.4)%	(20,987,792)

	Net Assets - 100.0%	$625,687,902

Investment Abbreviations:

BKNT - Bank Note

GMTN - Global Medium-Term Note

MTN - Medium-Term Note

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco BulletShares 2019 Corporate Bond ETF (BSCJ)

November 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds - 98.9%
	Advertising - 0.1%
$1,591,000	Omnicom Group, Inc./Omnicom Capital, Inc.	6.250%	07/15/2019	$1,620,211

	Aerospace/Defense - 0.8%
1,612,000	Boeing Capital Corp.	4.700	10/27/2019	1,639,703
2,035,000	Boeing Co. (The)	6.000	03/15/2019	2,051,236
2,929,000	Lockheed Martin Corp.	4.250	11/15/2019	2,957,572
1,457,000	Northrop Grumman Corp.	5.050	08/01/2019	1,475,414
2,416,000	United Technologies Corp.	1.500	11/01/2019	2,375,587

				10,499,512

	Agriculture - 1.2%
3,632,000	Altria Group, Inc.	9.250	08/06/2019	3,783,867
2,272,000	Philip Morris International, Inc.	1.875	01/15/2019	2,268,605
1,980,000	Philip Morris International, Inc.	1.625	02/21/2019	1,973,716
2,236,000	Philip Morris International, Inc.	1.375	02/25/2019	2,226,363
3,016,000	Philip Morris International, Inc.	1.875	11/01/2019	2,981,613
2,156,000	Reynolds American, Inc. (United Kingdom)	8.125	06/23/2019	2,207,707

				15,441,871

	Auto Manufacturers - 5.6%
2,620,000	American Honda Finance Corp., MTN	1.700	02/22/2019	2,613,261
3,536,000	American Honda Finance Corp., MTN	1.200	07/12/2019	3,496,720
3,259,000	American Honda Finance Corp., MTN	2.250	08/15/2019	3,225,890
2,010,000	American Honda Finance Corp., MTN	2.000	11/13/2019	1,989,463
3,650,000	Ford Motor Credit Co. LLC, GMTN	2.943	01/08/2019	3,647,480
4,850,000	Ford Motor Credit Co. LLC	2.375	03/12/2019	4,836,353
2,500,000	Ford Motor Credit Co. LLC	2.262	03/28/2019	2,490,548
4,700,000	Ford Motor Credit Co. LLC	2.021	05/03/2019	4,667,985
2,700,000	Ford Motor Credit Co. LLC	1.897	08/12/2019	2,661,086
3,650,000	Ford Motor Credit Co. LLC	2.597	11/04/2019	3,602,546
4,748,000	General Motors Financial Co., Inc.	3.100	01/15/2019	4,746,867
5,007,000	General Motors Financial Co., Inc.	2.400	05/09/2019	4,985,648
2,461,000	General Motors Financial Co., Inc.	3.500	07/10/2019	2,462,741
2,284,000	General Motors Financial Co., Inc.	2.350	10/04/2019	2,267,362
1,646,000	PACCAR Financial Corp., MTN	1.300	05/10/2019	1,634,892
3,426,000	Toyota Motor Credit Corp., MTN	1.700	01/09/2019	3,422,491
3,371,000	Toyota Motor Credit Corp., MTN	2.100	01/17/2019	3,368,311
4,583,000	Toyota Motor Credit Corp., GMTN	1.700	02/19/2019	4,572,828
3,386,000	Toyota Motor Credit Corp., MTN	1.400	05/20/2019	3,364,453
3,838,000	Toyota Motor Credit Corp., MTN	2.125	07/18/2019	3,820,180
3,271,000	Toyota Motor Credit Corp., MTN	1.550	10/18/2019	3,233,071

				71,110,176

	Banks - 36.9%
2,700,000	Bank of America Corp.	5.490	03/15/2019	2,717,471
8,340,000	Bank of America Corp.	7.625	06/01/2019	8,522,983
8,231,000	Bank of America Corp., Series L, GMTN	2.600	01/15/2019	8,227,602
9,042,000	Bank of America Corp., Series L, GMTN	2.650	04/01/2019	9,029,143
3,838,000	Bank of Montreal, MTN (Canada)	2.375	01/25/2019	3,835,836
5,607,000	Bank of Montreal, MTN (Canada)	1.500	07/18/2019	5,555,052
3,094,000	Bank of Montreal, MTN (Canada)	2.100	12/12/2019	3,060,993
3,379,000	Bank of New York Mellon Corp. (The), MTN	2.100	01/15/2019	3,376,084
1,809,000	Bank of New York Mellon Corp. (The), MTN	2.200	03/04/2019	1,806,456
1,175,000	Bank of New York Mellon Corp. (The)	5.450	05/15/2019	1,187,781
4,525,000	Bank of New York Mellon Corp. (The), MTN	2.300	09/11/2019	4,498,300
2,513,000	Bank of New York Mellon Corp. (The), Series G	2.200	05/15/2019	2,503,320
5,412,000	Bank of Nova Scotia (The) (Canada)	1.650	06/14/2019	5,372,525
5,415,000	Bank of Nova Scotia (The) (Canada)	2.125	09/11/2019	5,376,959
3,880,000	Bank of Nova Scotia (The), BKNT (Canada)	1.950	01/15/2019	3,875,488
3,103,000	Bank of Nova Scotia (The), BKNT (Canada)	2.050	06/05/2019	3,088,395
2,603,000	Barclays Bank PLC, BKNT (United Kingdom)	6.750	05/22/2019	2,645,492
6,750,000	Barclays PLC (United Kingdom)	2.750	11/08/2019	6,688,602
2,646,000	BB&T Corp., MTN	2.250	02/01/2019	2,642,740
1,803,000	BB&T Corp., MTN	6.850	04/30/2019	1,830,781
1,801,000	BB&T Corp.	5.250	11/01/2019	1,830,651
3,087,000	BNP Paribas SA, MTN (France)	2.450	03/17/2019	3,081,464

Schedule of Investments

$4,450,000	BPCE SA, MTN (France)	2.500%	07/15/2019	$4,434,670
4,700,000	Branch Banking & Trust Co., BKNT	1.450	05/10/2019	4,670,688
3,509,000	Canadian Imperial Bank of Commerce (Canada)	1.600	09/06/2019	3,468,956
3,400,000	Capital One NA	2.400	09/05/2019	3,378,348
4,655,000	Capital One NA, BKNT	1.850	09/13/2019	4,604,116
4,840,000	Citibank NA, BKNT	2.000	03/20/2019	4,825,195
5,709,000	Citigroup, Inc.	2.550	04/08/2019	5,701,219
3,912,000	Citigroup, Inc.	8.500	05/22/2019	4,009,845
3,594,000	Citigroup, Inc.	2.050	06/07/2019	3,574,657
5,349,000	Citigroup, Inc.	2.500	07/29/2019	5,326,260
2,650,000	Citizens Bank NA, MTN	2.450	12/04/2019	2,627,624
2,550,000	Citizens Bank NA, BKNT	2.500	03/14/2019	2,546,673
5,950,000	Cooperatieve Rabobank UA (Netherlands)	2.250	01/14/2019	5,944,571
3,600,000	Cooperatieve Rabobank UA, BKNT (Netherlands)	1.375	08/09/2019	3,559,874
9,500,000	Credit Suisse AG, GMTN (Switzerland)	2.300	05/28/2019	9,465,997
6,450,000	Credit Suisse AG, GMTN (Switzerland)	5.300	08/13/2019	6,534,004
7,549,000	Deutsche Bank AG (Germany)	2.500	02/13/2019	7,524,616
5,725,000	Deutsche Bank AG, GMTN (Germany)	2.850	05/10/2019	5,691,279
1,762,000	Fifth Third Bancorp	2.300	03/01/2019	1,758,964
2,500,000	Fifth Third Bank, BKNT	2.300	03/15/2019	2,495,594
3,200,000	Fifth Third Bank, BKNT	2.375	04/25/2019	3,191,929
2,700,000	Fifth Third Bank, BKNT	1.625	09/27/2019	2,667,287
6,572,000	Goldman Sachs Group, Inc. (The), GMTN	7.500	02/15/2019	6,628,561
2,390,000	Goldman Sachs Group, Inc. (The)	2.000	04/25/2019	2,380,246
1,743,000	Goldman Sachs Group, Inc. (The)	1.950	07/23/2019	1,730,961
8,218,000	Goldman Sachs Group, Inc. (The)	2.550	10/23/2019	8,163,042
7,592,000	Goldman Sachs Group, Inc. (The)	2.300	12/13/2019	7,513,269
2,708,000	HSBC USA, Inc.	2.250	06/23/2019	2,694,490
3,525,000	HSBC USA, Inc.	2.375	11/13/2019	3,497,049
2,652,000	Huntington National Bank (The)	2.200	04/01/2019	2,645,895
5,192,000	JPMorgan Chase & Co.	2.350	01/28/2019	5,188,004
4,136,000	JPMorgan Chase & Co.	1.850	03/22/2019	4,122,264
10,087,000	JPMorgan Chase & Co.	6.300	04/23/2019	10,209,740
7,058,000	JPMorgan Chase & Co.	2.200	10/22/2019	7,000,540
3,800,000	JPMorgan Chase Bank NA, BKNT	1.650	09/23/2019	3,759,212
3,490,000	KeyBank NA, BKNT	2.350	03/08/2019	3,484,707
2,648,000	KeyBank NA, BKNT	1.600	08/22/2019	2,618,856
2,650,000	KeyBank NA, BKNT	2.500	12/15/2019	2,630,637
2,500,000	Manufacturers & Traders Trust Co., BKNT	2.300	01/30/2019	2,499,552
2,743,000	Manufacturers & Traders Trust Co., BKNT	2.250	07/25/2019	2,728,733
7,117,000	Morgan Stanley, GMTN	2.500	01/24/2019	7,110,345
6,769,000	Morgan Stanley, GMTN	2.450	02/01/2019	6,761,632
9,264,000	Morgan Stanley, GMTN	7.300	05/13/2019	9,432,349
8,274,000	Morgan Stanley, GMTN	2.375	07/23/2019	8,229,556
10,100,000	Morgan Stanley, GMTN	5.625	09/23/2019	10,283,811
2,652,000	MUFG Union Bank NA, BKNT	2.250	05/06/2019	2,643,386
2,071,000	National City Corp.	6.875	05/15/2019	2,104,369
3,350,000	PNC Bank NA, BKNT	2.200	01/28/2019	3,346,549
3,300,000	PNC Bank NA, BKNT	1.950	03/04/2019	3,291,978
3,400,000	PNC Bank NA, BKNT	2.250	07/02/2019	3,385,802
3,700,000	PNC Bank NA, BKNT	1.450	07/29/2019	3,661,759
2,005,000	PNC Financial Services Group, Inc. (The)	6.700	06/10/2019	2,042,691
2,938,000	Royal Bank of Canada, GMTN (Canada)	2.150	03/15/2019	2,932,294
5,050,000	Royal Bank of Canada, GMTN (Canada)	1.625	04/15/2019	5,025,576
5,391,000	Royal Bank of Canada, GMTN (Canada)	1.500	07/29/2019	5,337,508
5,727,000	Royal Bank of Canada (Canada)	2.200	09/23/2019	5,693,183
2,725,000	Royal Bank of Scotland Group PLC, GMTN (United Kingdom)	6.400	10/21/2019	2,786,562
5,747,000	Santander UK PLC (United Kingdom)	2.500	03/14/2019	5,740,208
3,628,000	Santander UK PLC (United Kingdom)	2.350	09/10/2019	3,606,059
2,954,000	Skandinaviska Enskilda Banken AB (Sweden)	1.500	09/13/2019	2,916,708
3,500,000	Sumitomo Mitsui Banking Corp. (Japan)	2.450	01/10/2019	3,498,113
2,500,000	Sumitomo Mitsui Banking Corp. (Japan)	1.966	01/11/2019	2,497,039
3,150,000	Sumitomo Mitsui Banking Corp. (Japan)	2.050	01/18/2019	3,146,057
3,500,000	Sumitomo Mitsui Banking Corp., GMTN (Japan)	2.250	07/11/2019	3,481,532
2,500,000	Sumitomo Mitsui Banking Corp. (Japan)	2.092	10/18/2019	2,477,060
2,347,000	SunTrust Banks, Inc.	2.500	05/01/2019	2,342,470
4,800,000	Svenska Handelsbanken AB (Sweden)	2.500	01/25/2019	4,795,830
3,200,000	Svenska Handelsbanken AB, GMTN (Sweden)	2.250	06/17/2019	3,185,114
3,700,000	Svenska Handelsbanken AB, BKNT, MTN (Sweden)	1.500	09/06/2019	3,658,218
5,440,000	Toronto-Dominion Bank (The), MTN (Canada)	1.950	01/22/2019	5,432,973
3,332,000	Toronto-Dominion Bank (The), GMTN (Canada)	1.450	08/13/2019	3,297,377
6,000,000	Toronto-Dominion Bank (The), GMTN (Canada)	1.900	10/24/2019	5,938,611

Schedule of Investments

$4,502,000	Toronto-Dominion Bank (The), MTN (Canada)	2.250%	11/05/2019	$4,464,737
4,330,000	Toronto-Dominion Bank (The), BKNT, GMTN (Canada)	2.125	07/02/2019	4,305,313
4,292,000	U.S. Bancorp, MTN	2.200	04/25/2019	4,278,192
3,900,000	U.S. Bank NA, BKNT	1.400	04/26/2019	3,876,826
5,725,000	U.S. Bank NA, BKNT	2.125	10/28/2019	5,676,688
8,650,000	UBS AG, GMTN (Switzerland)	2.375	08/14/2019	8,599,768
5,111,000	Wells Fargo & Co.	2.150	01/15/2019	5,106,946
6,032,000	Wells Fargo & Co.	2.125	04/22/2019	6,011,773
8,500,000	Wells Fargo Bank NA, BKNT	1.750	05/24/2019	8,450,777
8,500,000	Wells Fargo Bank NA, BKNT, MTN	2.150	12/06/2019	8,405,287

				467,511,268

	Beverages - 1.6%
3,144,000	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	6.875	11/15/2019	3,244,979
3,106,000	Coca-Cola Co. (The)	1.375	05/30/2019	3,082,584
2,103,000	Constellation Brands, Inc.	2.000	11/07/2019	2,078,417
2,001,000	Molson Coors Brewing Co.	1.450	07/15/2019	1,978,582
3,140,000	PepsiCo, Inc.	2.250	01/07/2019	3,138,798
1,999,000	PepsiCo, Inc.	1.500	02/22/2019	1,993,228
2,325,000	PepsiCo, Inc.	1.550	05/02/2019	2,312,724
2,471,000	PepsiCo, Inc.	1.350	10/04/2019	2,438,607

				20,267,919

	Biotechnology - 1.1%
3,827,000	Amgen, Inc.	5.700	02/01/2019	3,842,386
1,983,000	Amgen, Inc.	1.900	05/10/2019	1,971,944
4,500,000	Amgen, Inc.	2.200	05/22/2019	4,480,669
1,566,000	Celgene Corp.	2.250	05/15/2019	1,559,720
2,266,000	Gilead Sciences, Inc.	2.050	04/01/2019	2,258,434

				14,113,153

	Chemicals - 1.3%
7,247,000	Dow Chemical Co. (The)	8.550	05/15/2019	7,419,596
1,807,000	EI du Pont de Nemours & Co.	5.750	03/15/2019	1,821,503
4,800,000	LyondellBasell Industries NV	5.000	04/15/2019	4,808,284
2,164,000	Praxair, Inc.	4.500	08/15/2019	2,188,121

				16,237,504

	Commercial Services - 0.1%
895,000	Princeton University	4.950	03/01/2019	899,329

	Computers - 2.5%
1,462,000	Apple, Inc.	1.550	02/08/2019	1,458,458
2,916,000	Apple, Inc.	1.700	02/22/2019	2,909,242
7,060,000	Apple, Inc.	2.100	05/06/2019	7,039,743
4,084,000	Apple, Inc.	1.100	08/02/2019	4,036,665
3,303,000	Apple, Inc.	1.800	11/13/2019	3,269,939
2,600,000	International Business Machines Corp.	1.950	02/12/2019	2,595,784
2,600,000	International Business Machines Corp.	1.875	05/15/2019	2,587,966
6,000,000	International Business Machines Corp.	1.800	05/17/2019	5,970,278
2,136,000	International Business Machines Corp.	8.375	11/01/2019	2,234,751

				32,102,826

	Cosmetics/Personal Care - 0.9%
1,786,000	Colgate-Palmolive Co., MTN	1.750	03/15/2019	1,780,677
2,267,000	Procter & Gamble Co. (The)	1.900	11/01/2019	2,245,668
2,500,000	Unilever Capital Corp. (United Kingdom)	4.800	02/15/2019	2,509,761
5,200,000	Unilever Capital Corp. (United Kingdom)	2.200	03/06/2019	5,192,243

				11,728,349

	Diversified Financial Services - 4.7%
3,180,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	3.750	05/15/2019	3,182,724
2,125,000	Air Lease Corp.	3.375	01/15/2019	2,125,381
2,308,000	Aircastle Ltd.	6.250	12/01/2019	2,360,084
1,938,000	American Express Co.	8.125	05/20/2019	1,982,442
3,983,000	American Express Credit Corp.	2.125	03/18/2019	3,973,204
5,272,000	American Express Credit Corp., MTN	1.875	05/03/2019	5,246,593
5,760,000	American Express Credit Corp., GMTN	2.250	08/15/2019	5,727,573
2,273,000	American Express Credit Corp., MTN	1.700	10/30/2019	2,245,128
3,755,000	BlackRock, Inc., Series 2	5.000	12/10/2019	3,832,745
2,600,000	Capital One Bank USA NA, BKNT	2.300	06/05/2019	2,588,636
2,374,000	Capital One Financial Corp.	2.450	04/24/2019	2,368,016
2,924,000	International Lease Finance Corp.	5.875	04/01/2019	2,945,567
4,889,000	International Lease Finance Corp.	6.250	05/15/2019	4,941,461
2,316,000	Jefferies Group LLC	8.500	07/15/2019	2,385,220
1,816,000	Mastercard, Inc.	2.000	04/01/2019	1,810,301
3,658,000	Nomura Holdings, Inc., GMTN (Japan)	2.750	03/19/2019	3,655,211

Schedule of Investments

$2,926,000	Synchrony Financial	2.600%	01/15/2019	$2,922,660
3,187,000	Synchrony Financial	3.000	08/15/2019	3,164,978
1,639,000	TD Ameritrade Holding Corp.	5.600	12/01/2019	1,678,236

				59,136,160

	Electric - 2.6%
1,799,000	Arizona Public Service Co.	8.750	03/01/2019	1,823,572
1,539,000	Dominion Energy, Inc.	5.200	08/15/2019	1,559,084
2,623,000	Dominion Energy, Inc.	2.500	12/01/2019	2,597,702
2,569,000	Dominion Energy, Inc., Series B	1.600	08/15/2019	2,539,510
1,671,000	Duke Energy Corp.	5.050	09/15/2019	1,690,380
1,840,000	Duke Energy Progress LLC	5.300	01/15/2019	1,844,810
1,967,000	Emera US Finance LP (Canada)	2.150	06/15/2019	1,954,174
1,692,000	Entergy Texas, Inc.	7.125	02/01/2019	1,700,919
1,837,000	Exelon Generation Co. LLC	5.200	10/01/2019	1,865,869
1,862,000	Georgia Power Co.	4.250	12/01/2019	1,876,900
1,570,000	MidAmerican Energy Co.	2.400	03/15/2019	1,567,245
1,456,000	Nevada Power Co.	7.125	03/15/2019	1,473,213
2,055,000	NextEra Energy Capital Holdings, Inc.	2.300	04/01/2019	2,050,434
1,636,000	Sempra Energy	9.800	02/15/2019	1,656,697
1,569,000	Sempra Energy	1.625	10/07/2019	1,543,443
3,836,000	Southern Co. (The)	1.850	07/01/2019	3,805,098
1,903,000	Southern Power Co., Series D	1.950	12/15/2019	1,869,379

				33,418,429

	Electrical Components & Equipment - 0.1%
1,518,000	Emerson Electric Co.	4.875	10/15/2019	1,541,370

	Electronics - 0.9%
2,654,000	Amphenol Corp.	2.550	01/30/2019	2,651,310
4,451,000	Honeywell International, Inc.	1.400	10/30/2019	4,387,896
3,025,000	Honeywell International, Inc.	1.800	10/30/2019	2,993,433
1,104,000	Keysight Technologies, Inc.	3.300	10/30/2019	1,102,229

				11,134,868

	Environmental Control - 0.2%
2,365,000	Republic Services, Inc.	5.500	09/15/2019	2,402,695

	Food - 1.2%
3,854,000	General Mills, Inc.	5.650	02/15/2019	3,870,649
1,795,000	General Mills, Inc.	2.200	10/21/2019	1,778,489
1,628,000	Kellogg Co.	4.150	11/15/2019	1,640,043
1,415,000	Kroger Co. (The)	2.300	01/15/2019	1,414,154
1,643,000	Kroger Co. (The), GMTN	1.500	09/30/2019	1,618,656
1,810,000	SYSCO Corp.	1.900	04/01/2019	1,803,972
3,648,000	Tyson Foods, Inc.	2.650	08/15/2019	3,628,972

				15,754,935

	Healthcare-Products - 1.1%
2,325,000	Becton, Dickinson and Co.	2.133	06/06/2019	2,311,820
3,929,000	Becton, Dickinson and Co.	2.675	12/15/2019	3,897,048
3,704,000	Medtronic Global Holdings SCA	1.700	03/28/2019	3,690,799
2,390,000	Stryker Corp.	2.000	03/08/2019	2,383,212
2,203,000	Zimmer Biomet Holdings, Inc.	4.625	11/30/2019	2,226,012

				14,508,891

	Healthcare-Services - 0.9%
3,197,000	Anthem, Inc.	2.250	08/15/2019	3,176,799
1,782,000	HCA, Inc.	4.250	10/15/2019	1,789,796
1,462,000	UnitedHealth Group, Inc.	1.700	02/15/2019	1,457,584
1,662,000	UnitedHealth Group, Inc.	1.625	03/15/2019	1,655,388
3,102,000	UnitedHealth Group, Inc.	2.300	12/15/2019	3,080,792

				11,160,359

	Home Builders - 0.4%
3,643,000	DR Horton, Inc.	3.750	03/01/2019	3,642,394
1,879,000	Lennar Corp.	4.500	11/15/2019	1,890,744

				5,533,138

	Insurance - 1.6%
3,556,000	American International Group, Inc.	2.300	07/16/2019	3,535,789
4,614,000	Berkshire Hathaway Finance Corp.	1.700	03/15/2019	4,600,202
3,487,000	Berkshire Hathaway Finance Corp.	1.300	08/15/2019	3,448,963
2,848,000	Berkshire Hathaway, Inc.	2.100	08/14/2019	2,833,210
1,668,000	Chubb INA Holdings, Inc.	5.900	06/15/2019	1,693,789
2,520,000	Prudential Financial, Inc., Series D, MTN	7.375	06/15/2019	2,574,312
1,518,000	Travelers Cos., Inc. (The)	5.900	06/02/2019	1,538,977

				20,225,242

Schedule of Investments

	Internet - 0.6%
$3,628,000	Amazon.com, Inc.	2.600%	12/05/2019	$3,613,662
3,904,000	eBay, Inc.	2.200	08/01/2019	3,879,827

				7,493,489

	Lodging - 0.2%
2,129,000	Marriott International, Inc.	3.000	03/01/2019	2,127,359

	Machinery-Construction & Mining - 1.1%
3,264,000	Caterpillar Financial Services Corp., MTN	7.150	02/15/2019	3,289,062
2,408,000	Caterpillar Financial Services Corp., MTN	1.900	03/22/2019	2,401,285
3,021,000	Caterpillar Financial Services Corp., MTN	1.350	05/18/2019	2,998,554
2,579,000	Caterpillar Financial Services Corp., MTN	2.100	06/09/2019	2,565,948
1,824,000	Caterpillar Financial Services Corp., MTN	2.000	11/29/2019	1,804,874
1,528,000	Caterpillar Financial Services Corp., GMTN	2.250	12/01/2019	1,514,988

				14,574,711

	Machinery-Diversified - 0.8%
2,378,000	Deere & Co.	4.375	10/16/2019	2,403,081
2,455,000	John Deere Capital Corp., MTN	1.950	01/08/2019	2,452,404
1,569,000	John Deere Capital Corp., GMTN	2.250	04/17/2019	1,565,329
1,799,000	John Deere Capital Corp., MTN	2.300	09/16/2019	1,791,099
1,636,000	John Deere Capital Corp., MTN	1.250	10/09/2019	1,610,478

				9,822,391

	Media - 2.1%
1,936,000	CBS Corp.	2.300	08/15/2019	1,923,675
2,654,000	Comcast Corp.	5.700	07/01/2019	2,692,709
1,140,000	Discovery Communications LLC	5.625	08/15/2019	1,157,532
3,656,000	Time Warner Cable LLC	8.750	02/14/2019	3,693,276
6,771,000	Time Warner Cable LLC	8.250	04/01/2019	6,876,471
2,036,000	Viacom, Inc.	5.625	09/15/2019	2,076,849
1,310,000	Walt Disney Co. (The), GMTN	5.500	03/15/2019	1,319,592
2,490,000	Walt Disney Co. (The), GMTN	1.850	05/30/2019	2,475,911
1,824,000	Walt Disney Co. (The), GMTN	0.875	07/12/2019	1,799,874
2,283,000	Warner Media LLC	2.100	06/01/2019	2,269,145

				26,285,034

	Mining - 0.2%
1,891,000	Newmont Mining Corp.	5.125	10/01/2019	1,920,217

	Miscellaneous Manufacturing - 0.9%
2,381,000	3M Co., MTN	1.625	06/15/2019	2,365,400
4,447,000	General Electric Co., GMTN	6.000	08/07/2019	4,497,988
1,994,000	Illinois Tool Works, Inc.	1.950	03/01/2019	1,989,909
2,350,000	Illinois Tool Works, Inc.	6.250	04/01/2019	2,375,559

				11,228,856

	Office/Business Equipment - 0.2%
765,000	Xerox Corp.	2.750	03/15/2019	763,620
1,962,000	Xerox Corp.	5.625	12/15/2019	1,985,374

				2,748,994

	Oil & Gas - 7.0%
2,736,000	Anadarko Petroleum Corp.	8.700	03/15/2019	2,778,771
4,020,000	Antero Resources Corp.	5.375	11/01/2021	4,014,975
3,405,000	Antero Resources Corp.	5.125	12/01/2022	3,345,412
1,002,000	Antero Resources Corp.	5.625	06/01/2023	996,990
3,314,000	BP Capital Markets PLC (United Kingdom)	4.750	03/10/2019	3,327,671
2,367,000	BP Capital Markets PLC (United Kingdom)	1.676	05/03/2019	2,353,415
3,346,000	BP Capital Markets PLC (United Kingdom)	2.237	05/10/2019	3,334,134
3,736,923	Cenovus Energy, Inc. (Canada)	5.700	10/15/2019	3,797,608
1,557,000	Chevron Corp.	1.686	02/28/2019	1,552,558
4,786,000	Chevron Corp.	4.950	03/03/2019	4,809,597
4,581,000	Chevron Corp.	1.561	05/16/2019	4,555,089
2,747,000	Chevron Corp.	2.193	11/15/2019	2,726,772
7,046,000	Continental Resources, Inc.	5.000	09/15/2022	7,051,765
1,774,000	Encana Corp. (Canada)	6.500	05/15/2019	1,799,720
2,811,000	EOG Resources, Inc.	5.625	06/01/2019	2,841,804
2,108,000	Equities Corp.	8.125	06/01/2019	2,157,654
5,176,000	Exxon Mobil Corp.	1.708	03/01/2019	5,162,342
5,937,000	Exxon Mobil Corp.	1.819	03/15/2019	5,920,080
2,594,000	Husky Energy, Inc. (Canada)	7.250	12/15/2019	2,667,500
1,728,000	Murphy Oil Corp.	6.875	08/15/2024	1,764,330
6,099,000	Shell International Finance BV (Netherlands)	1.375	05/10/2019	6,055,818
3,226,000	Shell International Finance BV (Netherlands)	1.375	09/12/2019	3,185,678
7,129,000	Shell International Finance BV (Netherlands)	4.300	09/22/2019	7,198,721
2,267,000	Total Capital International SA (France)	2.125	01/10/2019	2,265,470

Schedule of Investments

$3,357,000	Total Capital International SA (France)	2.100%	06/19/2019	$3,341,313

				89,005,187

	Pharmaceuticals - 5.8%
1,654,000	Allergan Funding SCS	2.450	06/15/2019	1,649,254
3,086,000	AstraZeneca PLC (United Kingdom)	1.950	09/18/2019	3,055,406
1,680,000	Bayer US Finance II LLC (Germany)(a)	2.125	07/15/2019	1,669,265
2,346,000	Bristol-Myers Squibb Co.	1.600	02/27/2019	2,339,340
1,447,000	Bristol-Myers Squibb Co.	1.750	03/01/2019	1,442,893
3,624,000	Cardinal Health, Inc.	1.948	06/14/2019	3,598,841
2,779,000	CVS Health Corp.	2.250	08/12/2019	2,760,651
1,777,000	Eli Lilly & Co.	1.950	03/15/2019	1,772,864
3,177,000	Express Scripts Holding Co.	2.250	06/15/2019	3,162,798
2,598,000	Johnson & Johnson	1.125	03/01/2019	2,587,485
3,038,000	Johnson & Johnson	1.875	12/05/2019	3,008,868
4,221,000	McKesson Corp.	2.284	03/15/2019	4,212,696
2,541,000	Mead Johnson Nutrition Co. (United Kingdom)	4.900	11/01/2019	2,577,796
4,643,000	Merck Sharp & Dohme Corp.	5.000	06/30/2019	4,700,426
1,525,000	Mylan NV	2.500	06/07/2019	1,516,345
10,341,000	Novartis Securities Investment Ltd. (Switzerland)	5.125	02/10/2019	10,379,490
5,179,000	Pfizer, Inc.	2.100	05/15/2019	5,159,504
3,410,000	Pfizer, Inc.	1.450	06/03/2019	3,387,911
2,992,000	Pfizer, Inc.	1.700	12/15/2019	2,950,479
11,289,000	Shire Acquisitions Investments Ireland DAC	1.900	09/23/2019	11,117,312

				73,049,624

	Pipelines - 2.5%
2,317,000	Andeavor Logistics LP/Tesoro Logistics Finance Corp.	5.500	10/15/2019	2,348,859
1,797,000	Enbridge Energy Partners LP	9.875	03/01/2019	1,825,154
2,771,000	Enterprise Products Operating LLC	2.550	10/15/2019	2,755,772
2,450,000	Enterprise Products Operating LLC, Series N	6.500	01/31/2019	2,461,465
2,016,000	Kinder Morgan Energy Partners LP	9.000	02/01/2019	2,034,099
2,733,000	Kinder Morgan Energy Partners LP	2.650	02/01/2019	2,728,216
5,316,000	Kinder Morgan, Inc.	3.050	12/01/2019	5,278,438
1,807,000	Magellan Midstream Partners LP	6.550	07/15/2019	1,838,825
2,185,000	MPLX LP	5.500	02/15/2023	2,225,649
1,920,000	ONEOK Partners LP	8.625	03/01/2019	1,943,855
1,777,000	Plains All American Pipeline LP/PAA Finance Corp.	2.600	12/15/2019	1,757,804
2,224,000	TransCanada PipeLines Ltd. (Canada)	7.125	01/15/2019	2,234,062
2,004,000	TransCanada PipeLines Ltd. (Canada)	2.125	11/15/2019	1,981,268

				31,413,466

	REITs - 1.2%
3,158,000	American Tower Corp.	3.400	02/15/2019	3,158,889
2,050,000	Boston Properties LP	5.875	10/15/2019	2,085,620
1,631,000	MPT Operating Partnership LP/MPT Finance Corp.	6.375	03/01/2024	1,696,240
1,631,000	Sabra Health Care LP/Sabra Capital Corp.	5.500	02/01/2021	1,652,407
3,018,000	Simon Property Group LP	2.200	02/01/2019	3,013,092
1,888,000	Welltower, Inc.	4.125	04/01/2019	1,889,390
1,746,000	Weyerhaeuser Co.	7.375	10/01/2019	1,800,042

				15,295,680

	Retail - 1.2%
4,270,000	Costco Wholesale Corp.	1.700	12/15/2019	4,216,016
3,311,000	Home Depot, Inc. (The)	2.000	06/15/2019	3,294,298
3,543,000	Target Corp.	2.300	06/26/2019	3,527,961
4,082,000	Walgreens Boots Alliance, Inc.	2.700	11/18/2019	4,051,832

				15,090,107

	Semiconductors - 0.6%
2,075,000	Micron Technology, Inc.	5.500	02/01/2025	2,093,156
2,844,000	Texas Instruments, Inc.	1.650	08/03/2019	2,819,057
2,738,000	Xilinx, Inc.	2.125	03/15/2019	2,729,873

				7,642,086

	Software - 2.6%
2,368,000	CA, Inc.	5.375	12/01/2019	2,404,148
3,134,000	Microsoft Corp.	4.200	06/01/2019	3,153,317
8,563,000	Microsoft Corp.	1.100	08/08/2019	8,462,341
5,222,000	Oracle Corp.	2.375	01/15/2019	5,219,218
5,927,000	Oracle Corp.	5.000	07/08/2019	5,995,671
7,185,000	Oracle Corp.	2.250	10/08/2019	7,148,394

				32,383,089

	Telecommunications - 5.5%
2,510,000	America Movil SAB de CV (Mexico)	5.000	10/16/2019	2,545,843
7,813,000	AT&T, Inc.	5.800	02/15/2019	7,857,692
7,411,000	AT&T, Inc.	2.300	03/11/2019	7,395,777

Schedule of Investments

$2,806,000	AT&T, Inc.	5.875%	10/01/2019	$2,867,355
2,600,000	British Telecommunications PLC (United Kingdom)	2.350	02/14/2019	2,595,350
6,796,000	Cisco Systems, Inc.	4.950	02/15/2019	6,823,456
3,822,000	Cisco Systems, Inc.	1.600	02/28/2019	3,810,920
5,606,000	Cisco Systems, Inc.	2.125	03/01/2019	5,597,400
5,131,000	Cisco Systems, Inc.	1.400	09/20/2019	5,069,042
2,550,000	Deutsche Telekom International Finance BV (Germany)	6.000	07/08/2019	2,592,843
6,248,000	Hughes Satellite Systems Corp.	6.500	06/15/2019	6,345,625
2,354,000	Orange SA (France)	2.750	02/06/2019	2,352,171
3,767,000	Orange SA (France)	5.375	07/08/2019	3,816,350
4,592,000	Orange SA (France)	1.625	11/03/2019	4,520,764
2,310,000	Telecom Italia Capital SA (Italy)	7.175	06/18/2019	2,351,580
2,870,000	Telefonica Emisiones SAU (Spain)	5.877	07/15/2019	2,915,108

				69,457,276

	Transportation - 0.6%
2,207,000	Burlington Northern Santa Fe LLC	4.700	10/01/2019	2,236,658
1,638,000	Norfolk Southern Corp.	5.900	06/15/2019	1,661,323
3,347,000	United Parcel Service, Inc.	5.125	04/01/2019	3,371,133

				7,269,114

	Total Corporate Bonds (Cost $1,259,168,024)			1,253,154,885

Number of Shares
	Money Market Fund - 0.1%
1,074,856	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(b) (Cost $1,074,856)			1,074,856

	Total Investments in Securities (Cost $1,260,242,880) - 99.0%			1,254,229,741
	Other assets less liabilities -1.0%			12,754,689

	Net Assets - 100.0%			$1,266,984,430

Investment Abbreviations:

BKNT - Bank Note

GMTN - Global Medium-Term Note

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30, 2018 represented less than 1% of the Fund’s Net Assets.

(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco BulletShares 2020 Corporate Bond ETF (BSCK)

November 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds - 98.8%
	Advertising - 0.2%
$3,123,000	Omnicom Group, Inc./Omnicom Capital, Inc.	4.450%	08/15/2020	$3,179,216

	Aerospace/Defense - 2.3%
3,609,000	Arconic, Inc.	6.150	08/15/2020	3,730,551
3,252,000	Boeing Co. (The)	4.875	02/15/2020	3,319,576
6,545,000	General Dynamics Corp.	2.875	05/11/2020	6,528,954
4,437,000	Lockheed Martin Corp.	2.500	11/23/2020	4,363,042
1,841,000	Raytheon Co.	4.400	02/15/2020	1,869,725
4,001,000	Raytheon Co.	3.125	10/15/2020	4,003,203
4,592,000	United Technologies Corp.	4.500	04/15/2020	4,658,219
3,887,000	United Technologies Corp.	1.900	05/04/2020	3,803,687

				32,276,957

	Agriculture - 1.3%
3,916,000	Altria Group, Inc.	2.625	01/14/2020	3,879,254
1,626,000	Bunge Ltd. Finance Corp.	3.500	11/24/2020	1,618,097
3,821,000	Philip Morris International, Inc.	2.000	02/21/2020	3,767,943
3,583,000	Philip Morris International, Inc.	4.500	03/26/2020	3,637,642
2,348,000	Reynolds American, Inc. (United Kingdom)	6.875	05/01/2020	2,447,808
2,917,000	Reynolds American, Inc. (United Kingdom)	3.250	06/12/2020	2,890,693

				18,241,437

	Airlines - 0.4%
3,907,000	Delta Air Lines, Inc.	2.875	03/13/2020	3,876,297
1,505,000	Southwest Airlines Co.	2.650	11/05/2020	1,485,924

				5,362,221

	Auto Manufacturers - 3.9%
2,466,000	American Honda Finance Corp., MTN	2.000	02/14/2020	2,432,107
1,959,000	American Honda Finance Corp., GMTN	3.000	06/16/2020	1,951,555
3,598,000	American Honda Finance Corp., MTN	2.450	09/24/2020	3,547,130
4,500,000	Ford Motor Credit Co. LLC	2.681	01/09/2020	4,435,793
4,100,000	Ford Motor Credit Co. LLC	8.125	01/15/2020	4,271,788
3,350,000	Ford Motor Credit Co. LLC	2.459	03/27/2020	3,269,152
3,200,000	Ford Motor Credit Co. LLC	2.425	06/12/2020	3,098,374
4,200,000	Ford Motor Credit Co. LLC	3.157	08/04/2020	4,102,908
3,595,000	General Motors Financial Co., Inc.	3.150	01/15/2020	3,570,189
3,916,000	General Motors Financial Co., Inc.	2.650	04/13/2020	3,866,661
5,456,000	General Motors Financial Co., Inc.	3.200	07/13/2020	5,398,697
3,877,000	General Motors Financial Co., Inc.	3.700	11/24/2020	3,852,718
5,172,000	Toyota Motor Credit Corp., MTN	2.150	03/12/2020	5,111,107
3,923,000	Toyota Motor Credit Corp.	1.950	04/17/2020	3,867,561
2,680,000	Toyota Motor Credit Corp., MTN	4.500	06/17/2020	2,737,812

				55,513,552

	Auto Parts & Equipment - 0.2%
2,354,000	Lear Corp.	5.250	01/15/2025	2,411,676

	Banks - 33.5%
3,550,000	Banco Bilbao Vizcaya Argentaria SA (Spain)	3.000	10/20/2020	3,505,852
9,510,000	Bank of America Corp., MTN	5.625	07/01/2020	9,822,373
7,176,000	Bank of America Corp., MTN	2.625	10/19/2020	7,066,235
3,253,000	Bank of America Corp., GMTN	2.151	11/09/2020	3,177,839
7,425,000	Bank of America Corp., Series L, MTN	2.250	04/21/2020	7,310,184
3,389,000	Bank of Montreal, MTN (Canada)	2.100	06/15/2020	3,330,114
3,796,000	Bank of Montreal, MTN (Canada)	3.100	07/13/2020	3,787,595
1,848,000	Bank of New York Mellon Corp. (The), MTN	4.600	01/15/2020	1,877,039
4,309,000	Bank of New York Mellon Corp. (The), MTN	2.600	08/17/2020	4,262,173
2,519,000	Bank of New York Mellon Corp. (The), MTN	2.450	11/27/2020	2,473,450
4,640,000	Bank of New York Mellon Corp. (The), Series G, MTN	2.150	02/24/2020	4,579,433
3,750,000	Bank of Nova Scotia (The) (Canada)	2.350	10/21/2020	3,683,967
4,315,000	Bank of Nova Scotia (The), BKNT (Canada)	2.150	07/14/2020	4,244,206
3,970,000	Barclays Bank PLC (United Kingdom)	5.140	10/14/2020	4,037,215
2,685,000	Barclays Bank PLC, BKNT (United Kingdom)	5.125	01/08/2020	2,729,616
3,300,000	Barclays PLC (United Kingdom)	2.875	06/08/2020	3,237,125
4,811,000	BB&T Corp., MTN	2.450	01/15/2020	4,768,100
3,566,000	BB&T Corp., MTN	2.625	06/29/2020	3,526,332

Schedule of Investments

$3,500,000	Branch Banking & Trust Co.	2.100%	01/15/2020	$3,457,683
3,200,000	Canadian Imperial Bank of Commerce, BKNT (Canada)	2.100	10/05/2020	3,126,504
5,100,000	Capital One NA	2.350	01/31/2020	5,038,395
7,000,000	Citibank NA, BKNT	3.050	05/01/2020	6,965,048
7,000,000	Citibank NA, BKNT	2.100	06/12/2020	6,869,493
7,250,000	Citibank NA, BKNT	2.125	10/20/2020	7,069,737
5,246,000	Citigroup, Inc.	2.450	01/10/2020	5,191,713
7,337,000	Citigroup, Inc.	2.400	02/18/2020	7,254,463
3,758,000	Citigroup, Inc.	5.375	08/09/2020	3,870,340
10,195,000	Citigroup, Inc.	2.650	10/26/2020	10,022,960
3,077,000	Citizens Bank NA	2.250	03/02/2020	3,032,258
2,653,000	Citizens Bank NA, BKNT	2.200	05/26/2020	2,603,449
5,196,000	Credit Suisse AG, GMTN (Switzerland)	5.400	01/14/2020	5,280,377
5,404,000	Credit Suisse AG, MTN (Switzerland)	4.375	08/05/2020	5,484,311
5,522,000	Deutsche Bank AG (Germany)	2.700	07/13/2020	5,371,574
3,251,000	Discover Bank	7.000	04/15/2020	3,384,266
4,300,000	Discover Bank, BKNT	3.100	06/04/2020	4,259,307
3,767,000	Fifth Third Bancorp	2.875	07/27/2020	3,733,822
2,458,000	First Horizon National Corp.	3.500	12/15/2020	2,445,990
3,513,000	Goldman Sachs Bank USA, BKNT	3.200	06/05/2020	3,505,306
10,581,000	Goldman Sachs Group, Inc. (The), GMTN	5.375	03/15/2020	10,823,983
6,291,000	Goldman Sachs Group, Inc. (The)	2.600	04/23/2020	6,205,155
7,316,000	Goldman Sachs Group, Inc. (The)	2.750	09/15/2020	7,194,478
6,342,000	Goldman Sachs Group, Inc. (The)	2.600	12/27/2020	6,207,539
7,286,000	Goldman Sachs Group, Inc. (The), Series D, MTN	6.000	06/15/2020	7,540,029
4,100,000	HSBC Bank USA NA, BKNT	4.875	08/24/2020	4,174,500
6,851,000	HSBC USA, Inc.	2.350	03/05/2020	6,763,015
6,300,000	HSBC USA, Inc.	2.750	08/07/2020	6,235,965
2,800,000	HSBC USA, Inc.	5.000	09/27/2020	2,852,730
2,882,000	Huntington National Bank (The)	2.875	08/20/2020	2,855,267
2,685,000	Huntington National Bank (The), BKNT	2.375	03/10/2020	2,653,083
13,946,000	JPMorgan Chase & Co.	2.250	01/23/2020	13,780,144
5,622,000	JPMorgan Chase & Co.	4.950	03/25/2020	5,741,033
8,489,000	JPMorgan Chase & Co.	2.750	06/23/2020	8,411,035
8,943,000	JPMorgan Chase & Co.	4.400	07/22/2020	9,084,615
10,492,000	JPMorgan Chase & Co.	4.250	10/15/2020	10,626,390
9,576,000	JPMorgan Chase & Co.	2.550	10/29/2020	9,406,835
3,659,000	KeyCorp, MTN	2.900	09/15/2020	3,623,743
3,200,000	Lloyds Bank PLC (United Kingdom)	2.700	08/17/2020	3,156,141
2,765,000	Manufacturers & Traders Trust Co., BKNT	2.050	08/17/2020	2,706,612
8,250,000	Morgan Stanley, GMTN	5.500	01/26/2020	8,442,257
8,898,000	Morgan Stanley	2.650	01/27/2020	8,825,850
9,346,000	Morgan Stanley	2.800	06/16/2020	9,258,065
6,750,000	Morgan Stanley, GMTN	5.500	07/24/2020	6,949,587
3,500,000	National Bank of Canada (Canada)	2.150	06/12/2020	3,438,274
1,715,000	Northern Trust Corp.	3.450	11/04/2020	1,721,099
3,220,000	PNC Bank NA, BKNT	2.000	05/19/2020	3,158,108
2,500,000	PNC Bank NA, BKNT, MTN	2.600	07/21/2020	2,469,928
5,230,000	PNC Bank NA, BKNT	2.450	11/05/2020	5,131,869
3,777,000	PNC Financial Services Group, Inc. (The)	5.125	02/08/2020	3,860,582
2,792,000	PNC Financial Services Group, Inc. (The)	4.375	08/11/2020	2,837,476
7,649,000	Royal Bank of Canada (Canada)	1.875	02/05/2020	7,544,829
4,752,000	Royal Bank of Canada, GMTN (Canada)	2.125	03/02/2020	4,692,246
2,713,000	Royal Bank of Canada, GMTN (Canada)	2.150	03/06/2020	2,679,696
4,115,000	Royal Bank of Canada, GMTN (Canada)	2.150	10/26/2020	4,026,410
4,951,000	Royal Bank of Canada, GMTN (Canada)	2.350	10/30/2020	4,866,696
3,870,000	Santander Holdings USA, Inc.	2.650	04/17/2020	3,816,086
3,534,000	Santander UK Group Holdings PLC (United Kingdom)	2.875	10/16/2020	3,484,725
3,246,000	Santander UK PLC (United Kingdom)	2.375	03/16/2020	3,194,543
2,800,000	Skandinaviska Enskilda Banken AB (Sweden)	2.300	03/11/2020	2,761,476
4,571,000	State Street Corp.	2.550	08/18/2020	4,507,413
5,825,000	Sumitomo Mitsui Banking Corp. (Japan)	2.450	01/16/2020	5,764,030
3,000,000	Sumitomo Mitsui Banking Corp. (Japan)	2.514	01/17/2020	2,973,406
2,600,000	Sumitomo Mitsui Banking Corp., BKNT, GMTN (Japan)	2.450	10/20/2020	2,548,679
4,025,000	SunTrust Bank, BKNT	2.250	01/31/2020	3,983,069
4,500,000	Svenska Handelsbanken AB, GMTN (Sweden)	2.400	10/01/2020	4,413,929
8,144,000	Toronto-Dominion Bank (The), GMTN (Canada)	2.500	12/14/2020	8,025,886
3,800,000	U.S. Bank NA, BKNT	2.000	01/24/2020	3,754,719
2,950,000	U.S. Bank NA, BKNT	3.050	07/24/2020	2,942,744
3,900,000	UBS AG, GMTN (Switzerland)	4.875	08/04/2020	3,996,753
10,431,000	Wells Fargo & Co., GMTN	2.600	07/22/2020	10,269,210
7,632,000	Wells Fargo & Co., MTN	2.550	12/07/2020	7,471,608

Schedule of Investments

$7,429,000	Wells Fargo & Co., Series N, MTN	2.150%	01/30/2020	$7,331,988
5,502,000	Wells Fargo Bank NA, BKNT	2.400	01/15/2020	5,456,212

				472,027,584

	Beverages - 2.2%
5,818,000	Coca-Cola Co. (The)	1.875	10/27/2020	5,684,323
4,461,000	Coca-Cola Co. (The)	2.450	11/01/2020	4,408,365
3,483,000	Coca-Cola Co. (The)	3.150	11/15/2020	3,482,582
2,240,000	Diageo Capital PLC (United Kingdom)	4.828	07/15/2020	2,294,165
3,825,000	PepsiCo, Inc.	4.500	01/15/2020	3,888,268
3,022,000	PepsiCo, Inc.	1.850	04/30/2020	2,966,634
4,436,000	PepsiCo, Inc.	2.150	10/14/2020	4,361,180
3,778,000	PepsiCo, Inc.	3.125	11/01/2020	3,778,413

				30,863,930

	Biotechnology - 2.4%
2,491,000	Amgen, Inc.	2.125	05/01/2020	2,451,144
2,701,000	Amgen, Inc.	2.200	05/11/2020	2,658,437
3,081,000	Amgen, Inc.	3.450	10/01/2020	3,081,286
3,586,000	Baxalta, Inc.	2.875	06/23/2020	3,549,448
5,585,000	Biogen, Inc.	2.900	09/15/2020	5,522,551
5,340,000	Celgene Corp.	2.875	08/15/2020	5,274,847
1,762,000	Celgene Corp.	3.950	10/15/2020	1,779,293
1,567,000	Gilead Sciences, Inc.	2.350	02/01/2020	1,554,043
7,377,000	Gilead Sciences, Inc.	2.550	09/01/2020	7,280,144

				33,151,193

	Chemicals - 1.6%
5,554,000	Dow Chemical Co. (The)	4.250	11/15/2020	5,615,866
832,000	Eastman Chemical Co.	2.700	01/15/2020	827,247
3,146,000	EI du Pont de Nemours & Co.	4.625	01/15/2020	3,200,988
5,352,000	EI du Pont de Nemours & Co.	2.200	05/01/2020	5,304,599
1,376,000	Nutrien Ltd. (Canada)	4.875	03/30/2020	1,399,196
1,413,000	PPG Industries, Inc.	3.600	11/15/2020	1,419,429
4,828,000	Sherwin-Williams Co. (The)	2.250	05/15/2020	4,731,348

				22,498,673

	Commercial Services - 0.7%
3,743,000	Automatic Data Processing, Inc.	2.250	09/15/2020	3,690,800
2,243,000	Block Financial LLC	4.125	10/01/2020	2,256,834
1,728,000	Moody’s Corp.	5.500	09/01/2020	1,783,393
2,816,000	S&P Global, Inc.	3.300	08/14/2020	2,804,606

				10,535,633

	Computers - 2.8%
3,698,000	Apple, Inc.	1.900	02/07/2020	3,655,690
4,859,000	Apple, Inc.	1.550	02/07/2020	4,782,451
4,634,000	Apple, Inc.	2.000	05/06/2020	4,572,157
3,561,000	Apple, Inc.	1.800	05/11/2020	3,503,393
1,841,000	DXC Technology Co.	2.875	03/27/2020	1,825,008
11,084,000	Hewlett Packard Enterprise Co.	3.600	10/15/2020	11,079,320
2,148,000	HP, Inc.	3.750	12/01/2020	2,162,422
2,900,000	International Business Machines Corp.	1.900	01/27/2020	2,857,073
4,600,000	International Business Machines Corp.	1.625	05/15/2020	4,490,756

				38,928,270

	Cosmetics/Personal Care - 0.6%
2,445,000	Estee Lauder Cos., Inc. (The)	1.800	02/07/2020	2,409,649
2,900,000	Unilever Capital Corp. (United Kingdom)	1.800	05/05/2020	2,842,305
2,904,000	Unilever Capital Corp. (United Kingdom)	2.100	07/30/2020	2,848,030

				8,099,984

	Diversified Financial Services - 6.0%
3,001,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	4.250	07/01/2020	3,017,929
3,150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	4.625	10/30/2020	3,169,198
1,375,000	Air Lease Corp.	2.125	01/15/2020	1,353,021
7,431,000	American Express Credit Corp., MTN	2.200	03/03/2020	7,326,531
6,622,000	American Express Credit Corp., MTN	2.375	05/26/2020	6,527,320
5,508,000	American Express Credit Corp., Series F, MTN	2.600	09/14/2020	5,433,138
2,530,000	Ameriprise Financial, Inc.	5.300	03/15/2020	2,593,985
5,312,000	Capital One Financial Corp.	2.500	05/12/2020	5,234,468
2,501,000	Charles Schwab Corp. (The)	4.450	07/22/2020	2,551,176
22,000,000	GE Capital International Funding Co. Unlimited Co.	2.342	11/15/2020	20,931,829
3,678,000	International Lease Finance Corp.	8.250	12/15/2020	3,957,631
736,000	Lazard Group LLC	4.250	11/14/2020	745,277
2,077,000	Nasdaq, Inc.	5.550	01/15/2020	2,128,194
5,636,000	Nomura Holdings, Inc. (Japan)	6.700	03/04/2020	5,863,193
2,996,000	Synchrony Financial	2.700	02/03/2020	2,943,994

Schedule of Investments

$10,990,000	Visa, Inc.	2.200%	12/14/2020	$10,793,571

				84,570,455

	Electric - 2.1%
1,846,000	Commonwealth Edison Co.	4.000	08/01/2020	1,859,164
3,602,000	Dominion Energy, Inc.	2.579	07/01/2020	3,543,162
1,847,000	Duke Energy Indiana LLC	3.750	07/15/2020	1,861,874
3,389,000	Exelon Corp.	2.850	06/15/2020	3,348,735
2,012,000	Exelon Corp.	5.150	12/01/2020	2,056,708
3,634,000	Exelon Generation Co. LLC	2.950	01/15/2020	3,611,848
1,757,000	Exelon Generation Co. LLC	4.000	10/01/2020	1,766,260
1,778,000	Georgia Power Co., Series C	2.000	09/08/2020	1,730,136
3,123,000	Pacific Gas & Electric Co.	3.500	10/01/2020	2,994,503
1,902,000	Sempra Energy	2.400	03/15/2020	1,869,303
2,303,000	Southern Co. (The)	2.750	06/15/2020	2,276,800
2,009,000	Xcel Energy, Inc.	4.700	05/15/2020	2,035,195

				28,953,688

	Electronics - 0.1%
1,823,000	Agilent Technologies, Inc.	5.000	07/15/2020	1,867,360

	Environmental Control - 0.4%
3,312,000	Republic Services, Inc.	5.000	03/01/2020	3,378,422
2,027,000	Waste Management, Inc.	4.750	06/30/2020	2,071,330

				5,449,752

	Food - 1.3%
2,884,000	Kellogg Co.	4.000	12/15/2020	2,919,167
3,256,000	Kraft Heinz Foods Co.	5.375	02/10/2020	3,325,066
5,304,000	Kraft Heinz Foods Co.	2.800	07/02/2020	5,251,098
2,770,000	Kroger Co. (The)	6.150	01/15/2020	2,852,575
1,589,000	Mondelez International, Inc.	5.375	02/10/2020	1,627,162
2,787,000	Sysco Corp.	2.600	10/01/2020	2,746,975

				18,722,043

	Gas - 0.2%
2,245,000	Dominion Energy Gas Holdings LLC	2.800	11/15/2020	2,208,354

	Healthcare-Products - 2.5%
1,176,000	Abbott Laboratories	2.800	09/15/2020	1,161,275
3,437,000	Becton, Dickinson and Co.	2.404	06/05/2020	3,374,199
2,360,000	Becton, Dickinson and Co.	3.250	11/12/2020	2,341,427
2,866,000	Boston Scientific Corp.	6.000	01/15/2020	2,943,646
2,208,000	Boston Scientific Corp.	2.850	05/15/2020	2,186,255
2,462,000	Covidien International Finance SA	4.200	06/15/2020	2,496,862
1,999,000	Danaher Corp.	2.400	09/15/2020	1,971,008
2,548,000	Life Technologies Corp.	6.000	03/01/2020	2,620,684
9,039,000	Medtronic, Inc.	2.500	03/15/2020	8,963,967
1,836,000	Stryker Corp.	4.375	01/15/2020	1,863,621
5,325,000	Zimmer Biomet Holdings, Inc.	2.700	04/01/2020	5,254,936

				35,177,880

	Healthcare-Services - 1.8%
2,442,000	Anthem, Inc.	4.350	08/15/2020	2,476,151
11,328,000	HCA, Inc.	6.500	02/15/2020	11,667,840
2,084,000	Laboratory Corp. of America Holdings	2.625	02/01/2020	2,068,141
2,123,000	Laboratory Corp. of America Holdings	4.625	11/15/2020	2,161,919
1,643,000	Quest Diagnostics, Inc.	4.750	01/30/2020	1,670,574
5,630,000	UnitedHealth Group, Inc.	2.700	07/15/2020	5,592,044

				25,636,669

	Home Builders - 0.1%
1,958,000	DR Horton, Inc.	4.000	02/15/2020	1,960,722

	Insurance - 2.1%
2,185,000	AEGON Funding Co. LLC (Netherlands)	5.750	12/15/2020	2,281,506
2,032,000	American International Group, Inc.	3.375	08/15/2020	2,026,958
2,311,000	American International Group, Inc.	6.400	12/15/2020	2,430,980
1,865,000	Aon Corp.	5.000	09/30/2020	1,912,349
2,315,000	Berkshire Hathaway Finance Corp.	2.900	10/15/2020	2,313,438
5,014,000	Chubb INA Holdings, Inc.	2.300	11/03/2020	4,916,557
1,864,000	CNA Financial Corp.	5.875	08/15/2020	1,928,143
1,747,000	Hartford Financial Services Group, Inc. (The)	5.500	03/30/2020	1,793,241
1,845,000	Manulife Financial Corp. (Canada)	4.900	09/17/2020	1,889,168
1,715,000	Marsh & McLennan Cos., Inc.	2.350	03/06/2020	1,693,643
2,129,000	Prudential Financial, Inc., MTN	5.375	06/21/2020	2,191,363
1,771,000	Prudential Financial, Inc., MTN	4.500	11/15/2020	1,807,432

Schedule of Investments

$1,820,000	Travelers Cos., Inc. (The)	3.900%	11/01/2020	$1,840,677

				29,025,455

	Internet - 0.6%
1,824,000	eBay, Inc.	2.150	06/05/2020	1,791,078
1,685,000	eBay, Inc.	3.250	10/15/2020	1,678,853
2,452,000	Expedia Group, Inc.	5.950	08/15/2020	2,543,641
2,638,000	Symantec Corp.	4.200	09/15/2020	2,652,775

				8,666,347

	Investment Companies - 0.1%
2,058,000	Ares Capital Corp.	3.875	01/15/2020	2,065,334

	Iron/Steel - 0.2%
2,715,000	ArcelorMittal (Luxembourg)	5.250	08/05/2020	2,765,834

	Leisure Time - 0.2%
2,365,000	Carnival Corp.	3.950	10/15/2020	2,381,895

	Machinery-Construction & Mining - 0.4%
3,494,000	Caterpillar Financial Services Corp., MTN	2.100	01/10/2020	3,455,140
1,993,000	Caterpillar Financial Services Corp., MTN	2.000	03/05/2020	1,964,840

				5,419,980

	Machinery-Diversified - 0.8%
3,074,000	CNH Industrial Capital LLC	4.375	11/06/2020	3,086,388
1,517,000	John Deere Capital Corp.	1.700	01/15/2020	1,492,971
1,679,000	John Deere Capital Corp., MTN	2.050	03/10/2020	1,654,812
1,781,000	John Deere Capital Corp., MTN	1.950	06/22/2020	1,747,542
1,714,000	John Deere Capital Corp., MTN	2.375	07/14/2020	1,688,930
2,162,000	Roper Technologies, Inc.	3.000	12/15/2020	2,140,230

				11,810,873

	Media - 2.7%
7,449,000	Charter Communications Operating LLC/Charter Communications Operating Capital	3.579	07/23/2020	7,417,873
5,384,000	Comcast Corp.	5.150	03/01/2020	5,504,806
3,344,000	Discovery Communications LLC	5.050	06/01/2020	3,414,729
1,656,000	Discovery Communications LLC(a)	2.800	06/15/2020	1,633,609
7,513,000	NBCUniversal Media LLC	5.150	04/30/2020	7,702,147
5,620,000	Time Warner Cable LLC	5.000	02/01/2020	5,694,142
1,839,000	Walt Disney Co. (The), GMTN	1.950	03/04/2020	1,813,809
2,442,000	Walt Disney Co. (The), MTN	1.800	06/05/2020	2,391,123
2,650,000	Walt Disney Co. (The), GMTN	2.150	09/17/2020	2,597,606

				38,169,844

	Metal Fabricate/Hardware - 0.1%
2,102,000	Precision Castparts Corp.	2.250	06/15/2020	2,069,537

	Miscellaneous Manufacturing - 1.1%
1,715,000	3M Co., GMTN	2.000	08/07/2020	1,683,732
4,171,000	General Electric Co., GMTN	5.500	01/08/2020	4,204,490
3,255,000	General Electric Co., GMTN	2.200	01/09/2020	3,167,261
2,118,000	General Electric Co., MTN	5.550	05/04/2020	2,138,876
4,528,000	General Electric Co., MTN	4.375	09/16/2020	4,477,806

				15,672,165

	Oil & Gas - 5.0%
4,405,000	BP Capital Markets PLC (United Kingdom)	2.521	01/15/2020	4,376,425
6,255,000	BP Capital Markets PLC (United Kingdom)	2.315	02/13/2020	6,188,197
5,883,000	BP Capital Markets PLC (United Kingdom)	4.500	10/01/2020	5,990,916
6,605,000	Chevron Corp.	1.961	03/03/2020	6,510,658
2,486,000	Chevron Corp.	1.991	03/03/2020	2,455,102
3,389,000	Chevron Corp.	2.427	06/24/2020	3,348,775
4,590,000	Chevron Corp.	2.419	11/17/2020	4,532,131
1,565,000	EOG Resources, Inc.	2.450	04/01/2020	1,544,776
1,738,000	EOG Resources, Inc.	4.400	06/01/2020	1,761,840
5,374,000	Exxon Mobil Corp.	1.912	03/06/2020	5,300,019
2,067,000	Marathon Oil Corp.	2.700	06/01/2020	2,036,081
2,652,000	Marathon Petroleum Corp.	3.400	12/15/2020	2,636,869
4,500,000	Shell International Finance BV (Netherlands)	4.375	03/25/2020	4,568,375
7,267,000	Shell International Finance BV (Netherlands)	2.125	05/11/2020	7,159,684
4,789,000	Shell International Finance BV (Netherlands)	2.250	11/10/2020	4,701,485
4,459,000	Total Capital SA (France)	4.450	06/24/2020	4,538,849
3,090,000	Valero Energy Corp.	6.125	02/01/2020	3,178,777

				70,828,959

	Pharmaceuticals - 4.8%
13,889,000	AbbVie, Inc.	2.500	05/14/2020	13,678,933
12,579,000	Allergan Funding SCS	3.000	03/12/2020	12,500,799

Schedule of Investments

$2,800,000	Allergan, Inc.	3.375%	09/15/2020	$2,787,867
5,615,000	AstraZeneca PLC (United Kingdom)	2.375	11/16/2020	5,500,654
1,573,000	Cardinal Health, Inc.	4.625	12/15/2020	1,603,323
10,453,000	CVS Health Corp.	2.800	07/20/2020	10,316,571
1,997,000	Johnson & Johnson	2.950	09/01/2020	1,999,737
2,917,000	Mead Johnson Nutrition Co. (United Kingdom)	3.000	11/15/2020	2,898,860
1,999,000	Medco Health Solutions, Inc.	4.125	09/15/2020	2,012,774
4,470,000	Merck & Co., Inc.	1.850	02/10/2020	4,410,663
1,633,000	Mylan NV	3.750	12/15/2020	1,635,348
3,475,000	Novartis Capital Corp. (Switzerland)	1.800	02/14/2020	3,420,180
3,689,000	Novartis Capital Corp. (Switzerland)	4.400	04/24/2020	3,751,547
1,853,000	Zoetis, Inc.	3.450	11/13/2020	1,853,592

				68,370,848

	Pipelines - 2.7%
2,791,000	Columbia Pipeline Group, Inc.	3.300	06/01/2020	2,778,748
1,589,000	Enbridge Energy Partners LP	5.200	03/15/2020	1,620,706
2,074,000	Enbridge Energy Partners LP	4.375	10/15/2020	2,092,643
3,924,000	Energy Transfer Operating LP	4.150	10/01/2020	3,929,922
3,984,000	Enterprise Products Operating LLC	5.250	01/31/2020	4,059,098
3,649,000	Enterprise Products Operating LLC	5.200	09/01/2020	3,747,020
2,759,000	Kinder Morgan Energy Partners LP	6.850	02/15/2020	2,859,716
1,814,000	Kinder Morgan Energy Partners LP	6.500	04/01/2020	1,876,058
2,095,000	Kinder Morgan Energy Partners LP	5.300	09/15/2020	2,146,494
1,849,000	Plains All American Pipeline LP/PAA Finance Corp.	5.750	01/15/2020	1,887,304
3,882,000	TransCanada PipeLines Ltd. (Canada)	3.800	10/01/2020	3,897,461
5,434,000	Williams Cos., Inc. (The)	5.250	03/15/2020	5,533,373
2,278,000	Williams Cos., Inc. (The)	4.125	11/15/2020	2,286,243

				38,714,786

	REITs - 1.7%
2,658,000	American Tower Corp.	2.800	06/01/2020	2,627,782
2,323,000	American Tower Corp.	5.050	09/01/2020	2,374,565
2,424,000	Boston Properties LP	5.625	11/15/2020	2,508,057
1,515,000	Digital Realty Trust LP	5.875	02/01/2020	1,547,794
2,186,000	Digital Realty Trust LP	3.400	10/01/2020	2,178,601
2,059,000	ERP Operating LP	4.750	07/15/2020	2,092,774
4,044,000	GLP Capital LP/GLP Financing II, Inc.	4.875	11/01/2020	4,082,418
2,944,000	HCP, Inc.	2.625	02/01/2020	2,915,212
1,914,000	Simon Property Group LP	2.500	09/01/2020	1,886,544
1,515,000	Ventas Realty LP/Ventas Capital Corp.	2.700	04/01/2020	1,498,496

				23,712,243

	Retail - 2.3%
1,806,000	AutoZone, Inc.	4.000	11/15/2020	1,820,982
1,781,000	Costco Wholesale Corp.	1.750	02/15/2020	1,751,276
2,686,000	Home Depot, Inc. (The)	1.800	06/05/2020	2,634,136
1,590,000	Home Depot, Inc. (The)	3.950	09/15/2020	1,608,737
1,639,000	Lowe’s Cos., Inc.	4.625	04/15/2020	1,659,852
2,485,000	McDonald’s Corp., MTN	2.200	05/26/2020	2,448,175
3,868,000	McDonald’s Corp., MTN	2.750	12/09/2020	3,822,130
1,894,000	Nordstrom, Inc.	4.750	05/01/2020	1,927,384
3,695,000	Target Corp.	3.875	07/15/2020	3,735,891
4,426,000	Walmart, Inc.	3.625	07/08/2020	4,464,102
5,038,000	Walmart, Inc.	3.250	10/25/2020	5,059,816
1,504,000	Walmart, Inc.	1.900	12/15/2020	1,469,866

				32,402,347

	Semiconductors - 1.8%
1,773,000	Applied Materials, Inc.	2.625	10/01/2020	1,748,693
4,169,000	Broadcom Corp./Broadcom Cayman Finance Ltd.	2.375	01/15/2020	4,114,840
3,551,000	Intel Corp.	1.850	05/11/2020	3,496,934
6,140,000	Intel Corp.	2.450	07/29/2020	6,083,880
1,870,000	Lam Research Corp.	2.750	03/15/2020	1,853,482
6,554,000	QUALCOMM, Inc.	2.250	05/20/2020	6,448,154
1,803,000	Texas Instruments, Inc.	1.750	05/01/2020	1,768,116

				25,514,099

	Software - 2.8%
3,264,000	Adobe, Inc.	4.750	02/01/2020	3,319,279
5,639,000	Fidelity National Information Services, Inc.	3.625	10/15/2020	5,636,838
3,413,000	Fiserv, Inc.	2.700	06/01/2020	3,367,077
5,707,000	Microsoft Corp.	1.850	02/06/2020	5,639,633
5,332,000	Microsoft Corp.	1.850	02/12/2020	5,269,390
4,058,000	Microsoft Corp.	3.000	10/01/2020	4,060,289
8,403,000	Microsoft Corp.	2.000	11/03/2020	8,257,603

Schedule of Investments

$3,593,000	Oracle Corp.	3.875%	07/15/2020	$3,637,038

				39,187,147

	Telecommunications - 2.7%
3,705,000	AT&T, Inc.	5.200	03/15/2020	3,789,608
9,388,000	AT&T, Inc.	2.450	06/30/2020	9,255,209
9,410,000	Cisco Systems, Inc.	4.450	01/15/2020	9,554,740
5,330,000	Cisco Systems, Inc.	2.450	06/15/2020	5,276,037
4,890,000	Telefonica Emisiones SAU (Spain)	5.134	04/27/2020	4,991,662
4,747,000	Verizon Communications, Inc.	2.625	02/21/2020	4,712,768

				37,580,024

	Transportation - 0.1%
1,689,000	CSX Corp.	3.700	10/30/2020	1,697,298

	Total Corporate Bonds (Cost $1,413,087,369)			1,393,692,264

Number of Shares
	Money Market Fund -0.4%
5,511,324	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(b) (Cost $5,511,324)			5,511,324

	Total Investments in Securities (Cost $1,418,598,693) - 99.2%			1,399,203,588
	Other assets less liabilities - 0.8%			11,845,240

	Net Assets - 100.0%			$1,411,048,828

Investment Abbreviations:

BKNT - Bank Note

GMTN - Global Medium-Term Note

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30, 2018 represented less than 1% of the Fund’s Net Assets.

(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco BulletShares 2021 Corporate Bond ETF (BSCL)

November 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds - 99.0%
	Advertising - 0.2%
$2,322,000	WPP Finance 2010 (United Kingdom)	4.750%	11/21/2021	$2,356,898

	Aerospace/Defense - 1.9%
3,222,000	Arconic, Inc.	5.400	04/15/2021	3,279,191
5,554,000	General Dynamics Corp.	3.000	05/11/2021	5,523,829
1,405,000	General Dynamics Corp.	3.875	07/15/2021	1,422,658
2,063,000	L3 Technologies, Inc.	4.950	02/15/2021	2,110,899
2,346,000	Lockheed Martin Corp.	3.350	09/15/2021	2,337,031
1,994,000	Northrop Grumman Corp.	3.500	03/15/2021	1,995,917
2,526,000	United Technologies Corp.	3.350	08/16/2021	2,519,972
1,999,000	United Technologies Corp.	1.950	11/01/2021	1,907,116

				21,096,613

	Agriculture - 0.8%
4,198,000	Altria Group, Inc.	4.750	05/05/2021	4,283,847
1,402,000	Archer-Daniels-Midland Co.	4.479	03/01/2021	1,436,239
2,106,000	Philip Morris International, Inc.	1.875	02/25/2021	2,031,979
1,782,000	Philip Morris International, Inc.	2.900	11/15/2021	1,746,725

				9,498,790

	Apparel - 0.1%
1,034,000	VF Corp.	3.500	09/01/2021	1,035,131

	Auto Manufacturers - 4.2%
1,579,000	American Honda Finance Corp., MTN	1.650	07/12/2021	1,510,961
2,880,000	American Honda Finance Corp., GMTN	1.700	09/09/2021	2,752,146
2,900,000	Ford Motor Credit Co. LLC	3.200	01/15/2021	2,805,165
3,500,000	Ford Motor Credit Co. LLC	5.750	02/01/2021	3,565,548
4,200,000	Ford Motor Credit Co. LLC	3.336	03/18/2021	4,056,542
5,050,000	Ford Motor Credit Co. LLC	5.875	08/02/2021	5,145,622
3,000,000	Ford Motor Credit Co. LLC	3.813	10/12/2021	2,907,721
4,654,000	General Motors Financial Co., Inc.	4.200	03/01/2021	4,652,993
5,190,000	General Motors Financial Co., Inc.	3.200	07/06/2021	5,040,191
3,158,000	General Motors Financial Co., Inc.	4.375	09/25/2021	3,156,930
2,114,000	Toyota Motor Corp. (Japan)	3.183	07/20/2021	2,106,781
1,786,000	Toyota Motor Credit Corp., MTN	4.250	01/11/2021	1,824,305
3,507,000	Toyota Motor Credit Corp., GMTN	1.900	04/08/2021	3,403,491
1,690,000	Toyota Motor Credit Corp., MTN	2.750	05/17/2021	1,665,683
2,518,000	Toyota Motor Credit Corp., MTN	3.400	09/15/2021	2,525,409

				47,119,488

	Banks - 34.8%
3,320,000	Bank of America Corp.	5.875	01/05/2021	3,477,369
5,647,000	Bank of America Corp., GMTN	2.625	04/19/2021	5,530,910
4,790,000	Bank of America Corp., MTN	5.000	05/13/2021	4,948,015
5,471,000	Bank of Montreal, MTN (Canada)	1.900	08/27/2021	5,252,496
2,732,000	Bank of Montreal, Series D, MTN (Canada)	3.100	04/13/2021	2,717,728
1,452,000	Bank of New York Mellon Corp. (The), MTN	4.150	02/01/2021	1,475,739
2,838,000	Bank of New York Mellon Corp. (The), MTN	2.500	04/15/2021	2,784,293
3,855,000	Bank of New York Mellon Corp. (The), MTN	2.050	05/03/2021	3,723,367
3,856,000	Bank of New York Mellon Corp. (The)	3.550	09/23/2021	3,855,797
1,782,000	Bank of Nova Scotia (The) (Canada)	4.375	01/13/2021	1,820,262
2,512,000	Bank of Nova Scotia (The) (Canada)	2.800	07/21/2021	2,469,813
2,600,000	Bank of Nova Scotia (The), BKNT (Canada)	2.500	01/08/2021	2,550,003
3,403,000	Bank of Nova Scotia (The), BKNT (Canada)	2.450	03/22/2021	3,329,666
3,048,000	Bank of Nova Scotia (The), BKNT (Canada)	3.125	04/20/2021	3,027,815
3,000,000	Barclays Bank PLC (United Kingdom)	2.650	01/11/2021	2,920,181
4,000,000	Barclays PLC (United Kingdom)	3.250	01/12/2021	3,908,824
4,020,000	Barclays PLC (United Kingdom)	3.200	08/10/2021	3,899,959
3,035,000	BB&T Corp., MTN	2.050	05/10/2021	2,937,306
8,218,000	BNP Paribas SA, BKNT, GMTN (France)	5.000	01/15/2021	8,479,399
3,200,000	BPCE SA, MTN (France)	2.750	12/02/2021	3,104,883
2,250,000	BPCE SA, BKNT (France)	2.650	02/03/2021	2,205,223
2,250,000	Branch Banking & Trust Co., BKNT	2.850	04/01/2021	2,219,364
2,200,000	Capital One NA	2.250	09/13/2021	2,099,016
3,450,000	Capital One NA, BKNT	2.950	07/23/2021	3,371,368

Schedule of Investments

$2,250,000	Citibank NA, BKNT	2.850%	02/12/2021	$2,216,633
4,500,000	Citibank NA, BKNT	3.400	07/23/2021	4,472,707
7,320,000	Citigroup, Inc.	2.700	03/30/2021	7,161,999
5,020,000	Citigroup, Inc.	2.350	08/02/2021	4,848,090
6,830,000	Citigroup, Inc.	2.900	12/08/2021	6,645,040
3,000,000	Citizens Bank NA, BKNT, MTN	2.550	05/13/2021	2,918,307
3,796,000	Cooperatieve Rabobank UA (Netherlands)	4.500	01/11/2021	3,874,864
5,550,000	Cooperatieve Rabobank UA, GMTN (Netherlands)	2.500	01/19/2021	5,430,323
500,000	Cooperatieve Rabobank UA (Netherlands)	3.125	04/26/2021	495,459
4,980,000	Credit Suisse AG (Switzerland)	3.000	10/29/2021	4,876,056
3,392,000	Deutsche Bank AG, GMTN (Germany)	3.375	05/12/2021	3,281,625
9,329,000	Deutsche Bank AG (Germany)	4.250	10/14/2021	9,106,459
2,100,000	Discover Bank, BKNT	3.200	08/09/2021	2,065,207
3,350,000	Fifth Third Bank, BKNT	2.250	06/14/2021	3,248,523
2,100,000	Fifth Third Bank, BKNT	3.350	07/26/2021	2,095,186
2,327,000	Fifth Third Bank, BKNT	2.875	10/01/2021	2,285,370
3,614,000	Goldman Sachs Group, Inc. (The)	2.875	02/25/2021	3,546,249
3,602,000	Goldman Sachs Group, Inc. (The)	2.625	04/25/2021	3,505,471
10,126,000	Goldman Sachs Group, Inc. (The)	5.250	07/27/2021	10,454,146
6,039,000	Goldman Sachs Group, Inc. (The)	2.350	11/15/2021	5,775,562
8,600,000	HSBC Holdings PLC (United Kingdom)	3.400	03/08/2021	8,505,115
6,724,000	HSBC Holdings PLC (United Kingdom)	5.100	04/05/2021	6,913,522
6,500,000	HSBC Holdings PLC (United Kingdom)	2.950	05/25/2021	6,350,393
2,761,000	Huntington Bancshares, Inc.	3.150	03/14/2021	2,729,297
6,904,000	JPMorgan Chase & Co.	2.550	03/01/2021	6,764,703
5,986,000	JPMorgan Chase & Co.	4.625	05/10/2021	6,130,049
4,124,000	JPMorgan Chase & Co.	2.400	06/07/2021	4,006,930
6,887,000	JPMorgan Chase & Co., GMTN	2.295	08/15/2021	6,678,930
8,406,000	JPMorgan Chase & Co.	4.350	08/15/2021	8,554,972
3,200,000	KeyBank NA, BKNT	2.500	11/22/2021	3,113,477
2,361,000	KeyCorp, MTN	5.100	03/24/2021	2,443,151
3,186,000	Lloyds Bank PLC (United Kingdom)	6.375	01/21/2021	3,355,781
2,900,000	Lloyds Banking Group PLC (United Kingdom)	3.100	07/06/2021	2,833,793
7,071,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	2.950	03/01/2021	6,979,159
2,412,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	3.535	07/26/2021	2,411,346
3,900,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	2.190	09/13/2021	3,752,332
3,400,000	Mizuho Financial Group, Inc. (Japan)	2.273	09/13/2021	3,272,196
6,799,000	Morgan Stanley	5.750	01/25/2021	7,079,313
7,027,000	Morgan Stanley, GMTN	2.500	04/21/2021	6,835,342
6,620,000	Morgan Stanley, GMTN	5.500	07/28/2021	6,908,367
8,634,000	Morgan Stanley, MTN	2.625	11/17/2021	8,361,139
1,102,000	Northern Trust Corp.	3.375	08/23/2021	1,102,686
3,300,000	PNC Bank NA, BKNT	2.150	04/29/2021	3,192,517
2,400,000	PNC Bank NA, BKNT	2.550	12/09/2021	2,331,772
3,197,000	Regions Financial Corp.	3.200	02/08/2021	3,162,193
3,058,000	Royal Bank of Canada, GMTN (Canada)	2.500	01/19/2021	3,005,809
2,036,000	Royal Bank of Canada, GMTN (Canada)	3.200	04/30/2021	2,028,578
2,792,000	Santander UK Group Holdings PLC, GMTN (United Kingdom)	3.125	01/08/2021	2,736,127
4,500,000	Santander UK Group Holdings PLC (United Kingdom)	2.875	08/05/2021	4,330,287
3,450,000	Skandinaviska Enskilda Banken AB (Sweden)	2.625	03/15/2021	3,378,389
2,110,000	Skandinaviska Enskilda Banken AB (Sweden)	1.875	09/13/2021	2,015,524
1,946,000	State Street Corp.	4.375	03/07/2021	1,991,390
1,574,000	State Street Corp.	1.950	05/19/2021	1,520,089
4,372,000	Sumitomo Mitsui Financial Group, Inc. (Japan)	2.934	03/09/2021	4,317,944
5,013,000	Sumitomo Mitsui Financial Group, Inc. (Japan)	2.058	07/14/2021	4,834,224
4,124,000	Sumitomo Mitsui Financial Group, Inc. (Japan)	2.442	10/19/2021	4,001,315
2,236,000	SunTrust Banks, Inc.	2.900	03/03/2021	2,204,487
3,800,000	Svenska Handelsbanken AB, BKNT, MTN (Sweden)	2.450	03/30/2021	3,706,974
3,000,000	Svenska Handelsbanken AB, BKNT, MTN (Sweden)	3.350	05/24/2021	2,983,130
3,000,000	Svenska Handelsbanken AB, BKNT, MTN (Sweden)	1.875	09/07/2021	2,867,724
4,795,000	Toronto-Dominion Bank (The), GMTN (Canada)	2.125	04/07/2021	4,665,984
3,198,000	Toronto-Dominion Bank (The), GMTN (Canada)	3.250	06/11/2021	3,189,684
4,511,000	Toronto-Dominion Bank (The), GMTN (Canada)	1.800	07/13/2021	4,333,405
4,725,000	U.S. Bancorp, MTN	2.350	01/29/2021	4,626,633
2,419,000	U.S. Bancorp, MTN	4.125	05/24/2021	2,462,006
4,281,000	Wells Fargo & Co., MTN	3.000	01/22/2021	4,230,620
7,489,000	Wells Fargo & Co.	2.500	03/04/2021	7,303,206
7,009,000	Wells Fargo & Co., GMTN	4.600	04/01/2021	7,153,418
8,268,000	Wells Fargo & Co.	2.100	07/26/2021	7,936,220
3,500,000	Wells Fargo Bank NA, BKNT	2.600	01/15/2021	3,428,406
2,000,000	Zions Bancorp NA	3.500	08/27/2021	1,992,370

				391,424,490

Schedule of Investments

	Beverages - 3.2%
$20,359,000	Anheuser-Busch InBev Finance, Inc. (Belgium)	2.650%	02/01/2021	$19,957,042
1,042,000	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	4.375	02/15/2021	1,059,630
2,896,000	Coca-Cola Co. (The)	1.550	09/01/2021	2,787,009
3,432,000	Coca-Cola Co. (The)	3.300	09/01/2021	3,448,019
1,457,000	Constellation Brands, Inc.	3.750	05/01/2021	1,458,514
2,883,000	Molson Coors Brewing Co.	2.100	07/15/2021	2,763,996
2,312,000	PepsiCo, Inc.	3.000	08/25/2021	2,309,068
2,428,000	PepsiCo, Inc.	1.700	10/06/2021	2,322,070

				36,105,348

	Biotechnology - 1.5%
2,472,000	Amgen, Inc.	4.100	06/15/2021	2,509,451
2,189,000	Amgen, Inc.	1.850	08/19/2021	2,098,369
4,471,000	Amgen, Inc.	3.875	11/15/2021	4,507,728
1,130,000	Celgene Corp.	2.250	08/15/2021	1,084,809
2,671,000	Gilead Sciences, Inc.	4.500	04/01/2021	2,733,915
3,393,000	Gilead Sciences, Inc.	4.400	12/01/2021	3,480,822

				16,415,094

	Building Materials - 0.1%
645,000	Johnson Controls International PLC	4.250	03/01/2021	654,687

	Chemicals - 1.2%
3,122,000	Dow Chemical Co. (The)	4.125	11/15/2021	3,153,901
2,900,000	EI du Pont de Nemours & Co.	3.625	01/15/2021	2,936,071
1,249,000	EI du Pont de Nemours & Co.	4.250	04/01/2021	1,279,202
2,700,000	Lyondellbasell Industries NV	6.000	11/15/2021	2,839,016
1,482,000	Praxair, Inc.	4.050	03/15/2021	1,507,397
1,363,000	Praxair, Inc.	3.000	09/01/2021	1,356,545

				13,072,132

	Commercial Services - 0.7%
2,943,000	Ecolab, Inc.	4.350	12/08/2021	3,015,825
1,440,000	Equifax, Inc.	2.300	06/01/2021	1,391,603
1,754,000	Moody’s Corp.	2.750	12/15/2021	1,704,992
1,636,000	Total System Services, Inc.	3.800	04/01/2021	1,635,910

				7,748,330

	Computers - 3.0%
8,164,000	Apple, Inc.	2.250	02/23/2021	8,004,775
8,217,000	Apple, Inc.	2.850	05/06/2021	8,161,421
3,059,000	Apple, Inc.	1.550	08/04/2021	2,931,658
2,956,000	HP, Inc.	4.300	06/01/2021	3,008,149
2,495,000	HP, Inc.	4.375	09/15/2021	2,550,007
3,451,000	HP, Inc.	4.650	12/09/2021	3,538,984
2,200,000	International Business Machines Corp.	2.250	02/19/2021	2,145,405
2,200,000	International Business Machines Corp.	2.900	11/01/2021	2,158,481
1,123,000	NetApp, Inc.	3.375	06/15/2021	1,111,763

				33,610,643

	Cosmetics/Personal Care - 0.7%
1,555,000	Procter & Gamble Co. (The)	1.850	02/02/2021	1,515,264
2,250,000	Procter & Gamble Co. (The)	1.700	11/03/2021	2,164,274
2,500,000	Unilever Capital Corp. (United Kingdom)	4.250	02/10/2021	2,550,147
2,201,000	Unilever Capital Corp. (United Kingdom)	1.375	07/28/2021	2,095,689

				8,325,374

	Diversified Financial Services - 2.9%
2,500,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	4.500	05/15/2021	2,515,071
2,527,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	5.000	10/01/2021	2,579,956
1,413,000	Air Lease Corp.	3.875	04/01/2021	1,414,909
1,579,000	Air Lease Corp.	3.375	06/01/2021	1,551,984
1,917,000	Aircastle Ltd.	5.125	03/15/2021	1,952,227
3,198,000	American Express Co.	3.375	05/17/2021	3,179,279
5,010,000	American Express Credit Corp., MTN	2.250	05/05/2021	4,859,976
2,129,000	BlackRock, Inc.	4.250	05/24/2021	2,179,927
3,862,000	Capital One Financial Corp.	4.750	07/15/2021	3,953,667
1,636,000	HSBC Finance Corp.	6.676	01/15/2021	1,723,762
1,248,000	International Lease Finance Corp.	4.625	04/15/2021	1,265,311
1,904,000	Jefferies Group LLC	6.875	04/15/2021	2,027,587
1,685,000	Mastercard, Inc.	2.000	11/21/2021	1,630,765
1,674,000	Synchrony Financial	3.750	08/15/2021	1,634,264

				32,468,685

	Electric - 2.1%
1,147,000	Consolidated Edison, Inc.	2.000	05/15/2021	1,108,458
1,508,000	Dominion Energy, Inc.	4.450	03/15/2021	1,528,666

Schedule of Investments

$2,828,000	DPL, Inc.	7.250%	10/15/2021	$3,015,355
1,114,000	Duke Energy Carolinas LLC	3.900	06/15/2021	1,130,007
2,028,000	Duke Energy Corp.	1.800	09/01/2021	1,929,839
1,534,000	Duke Energy Corp.	3.550	09/15/2021	1,530,309
1,348,000	Duke Energy Progress LLC	3.000	09/15/2021	1,336,414
1,795,000	Emera US Finance LP (Canada)	2.700	06/15/2021	1,739,881
1,129,000	Ohio Power Co., Series M	5.375	10/01/2021	1,188,778
1,158,000	Progress Energy, Inc.	4.400	01/15/2021	1,177,150
1,911,000	PSEG Power LLC	3.000	06/15/2021	1,880,465
1,146,000	Puget Energy, Inc.	6.000	09/01/2021	1,204,227
1,307,000	Southern California Edison Co.	3.875	06/01/2021	1,306,368
4,255,000	Southern Co. (The)	2.350	07/01/2021	4,100,197

				24,176,114

	Electrical Components & Equipment - 0.1%
1,034,000	Emerson Electric Co.	2.625	12/01/2021	1,011,870

	Electronics - 0.8%
1,674,000	Fortive Corp.	2.350	06/15/2021	1,620,400
2,196,000	Honeywell International, Inc.	4.250	03/01/2021	2,242,939
4,250,000	Honeywell International, Inc.	1.850	11/01/2021	4,078,557
982,000	PerkinElmer, Inc.	5.000	11/15/2021	1,006,099

				8,947,995

	Environmental Control - 0.2%
1,761,000	Republic Services, Inc.	5.250	11/15/2021	1,849,108

	Food - 0.9%
1,033,000	Campbell Soup Co.	4.250	04/15/2021	1,042,329
2,581,000	General Mills, Inc.	3.150	12/15/2021	2,532,925
2,143,000	JM Smucker Co. (The)	3.500	10/15/2021	2,125,524
1,941,000	Kroger Co. (The)	3.300	01/15/2021	1,923,509
1,292,000	Kroger Co. (The)	2.950	11/01/2021	1,266,297
1,367,000	SYSCO Corp.	2.500	07/15/2021	1,329,686

				10,220,270

	Forest Products & Paper - 0.1%
995,000	International Paper Co.	7.500	08/15/2021	1,096,116

	Gas - 0.3%
1,797,000	CenterPoint Energy Resources Corp.	4.500	01/15/2021	1,819,470
1,244,000	National Fuel Gas Co.	4.900	12/01/2021	1,259,757

				3,079,227

	Healthcare-Products - 1.7%
7,511,000	Abbott Laboratories	2.900	11/30/2021	7,341,451
2,468,000	Becton, Dickinson and Co.	3.125	11/08/2021	2,432,100
1,795,000	Medtronic, Inc.	4.125	03/15/2021	1,822,713
1,802,000	Stryker Corp.	2.625	03/15/2021	1,769,543
2,864,000	Thermo Fisher Scientific, Inc.	4.500	03/01/2021	2,914,160
2,679,000	Thermo Fisher Scientific, Inc.	3.600	08/15/2021	2,674,989

				18,954,956

	Healthcare-Services - 1.0%
1,486,000	Aetna, Inc.	4.125	06/01/2021	1,497,869
2,256,000	Anthem, Inc.	3.700	08/15/2021	2,252,789
1,504,000	Coventry Health Care, Inc.	5.450	06/15/2021	1,550,462
1,247,000	Quest Diagnostics, Inc.	4.700	04/01/2021	1,278,252
1,681,000	UnitedHealth Group, Inc.	2.125	03/15/2021	1,638,483
1,253,000	UnitedHealth Group, Inc.	3.375	11/15/2021	1,258,622
1,670,000	UnitedHealth Group, Inc.	2.875	12/15/2021	1,651,881

				11,128,358

	Home Builders - 0.1%
1,491,000	Lennar Corp.	4.750	04/01/2021	1,502,182

	Housewares - 0.3%
2,364,000	Newell Brands, Inc.	3.150	04/01/2021	2,324,227
1,445,000	Tupperware Brands Corp.	4.750	06/01/2021	1,474,709

				3,798,936

	Insurance - 1.5%
4,176,000	American International Group, Inc.	3.300	03/01/2021	4,130,923
1,966,000	Berkshire Hathaway Finance Corp.	4.250	01/15/2021	2,007,709
2,797,000	Berkshire Hathaway, Inc.	2.200	03/15/2021	2,742,101
1,820,000	Berkshire Hathaway, Inc.	3.750	08/15/2021	1,845,040
1,248,000	Marsh & McLennan Cos., Inc.	4.800	07/15/2021	1,282,515
2,600,000	MetLife, Inc.	4.750	02/08/2021	2,667,613
1,167,000	Progressive Corp. (The)	3.750	08/23/2021	1,177,897

Schedule of Investments

$1,358,000	Willis Towers Watson PLC	5.750%	03/15/2021	$1,412,401

				17,266,199

	Internet - 0.6%
1,914,000	Alphabet, Inc.	3.625	05/19/2021	1,941,583
2,766,000	Amazon.com, Inc.	3.300	12/05/2021	2,778,709
2,184,000	eBay, Inc.	2.875	08/01/2021	2,139,500

				6,859,792

	Iron/Steel - 0.3%
2,826,000	ArcelorMittal (Luxembourg)	5.500	03/01/2021	2,903,429

	Machinery-Construction & Mining - 0.7%
2,263,000	Caterpillar Financial Services Corp.	1.700	08/09/2021	2,164,746
2,638,000	Caterpillar Financial Services Corp., MTN	3.150	09/07/2021	2,626,030
3,485,000	Caterpillar, Inc.	3.900	05/27/2021	3,527,134

				8,317,910

	Machinery-Diversified - 1.1%
1,931,000	CNH Industrial Capital LLC	4.875	04/01/2021	1,945,482
1,607,000	John Deere Capital Corp.	2.550	01/08/2021	1,582,536
1,136,000	John Deere Capital Corp., MTN	2.800	03/04/2021	1,123,441
1,344,000	John Deere Capital Corp., MTN	3.900	07/12/2021	1,358,735
2,066,000	John Deere Capital Corp., MTN	3.125	09/10/2021	2,053,338
1,344,000	John Deere Capital Corp., MTN	3.150	10/15/2021	1,336,975
1,134,000	Roper Technologies, Inc.	2.800	12/15/2021	1,105,569
1,410,000	Xylem, Inc.	4.875	10/01/2021	1,453,485

				11,959,561

	Media - 2.2%
1,918,000	Discovery Communications LLC	4.375	06/15/2021	1,941,850
5,369,000	NBCUniversal Media LLC	4.375	04/01/2021	5,477,991
1,725,000	Time Warner Cable LLC	4.125	02/15/2021	1,728,129
2,761,000	Time Warner Cable LLC	4.000	09/01/2021	2,755,199
1,123,000	Viacom, Inc.	4.500	03/01/2021	1,140,246
1,349,000	Viacom, Inc.	3.875	12/15/2021	1,349,307
2,019,000	Walt Disney Co. (The), GMTN	2.300	02/12/2021	1,979,591
1,190,000	Walt Disney Co. (The), MTN	3.750	06/01/2021	1,206,760
2,192,000	Walt Disney Co. (The)	2.750	08/16/2021	2,163,680
2,856,000	Warner Media LLC	4.700	01/15/2021	2,913,449
2,459,000	Warner Media LLC	4.750	03/29/2021	2,518,685

				25,174,887

	Mining - 0.2%
1,360,000	Goldcorp, Inc. (Canada)	3.625	06/09/2021	1,354,052
1,173,000	Kinross Gold Corp. (Canada)	5.125	09/01/2021	1,181,727

				2,535,779

	Miscellaneous Manufacturing - 1.1%
1,386,000	3M Co., MTN	1.625	09/19/2021	1,329,981
3,381,000	General Electric Co., GMTN	4.625	01/07/2021	3,348,835
3,293,000	General Electric Co., GMTN	5.300	02/11/2021	3,262,738
4,102,000	General Electric Co., GMTN	4.650	10/17/2021	4,039,972

				11,981,526

	Office/Business Equipment - 0.3%
1,463,000	Pitney Bowes, Inc.	3.875	10/01/2021	1,406,309
2,555,000	Xerox Corp.	4.500	05/15/2021	2,511,809

				3,918,118

	Oil & Gas - 4.7%
2,042,000	Anadarko Petroleum Corp.	4.850	03/15/2021	2,085,019
1,211,000	Apache Corp.	3.625	02/01/2021	1,207,800
3,507,000	BP Capital Markets PLC (United Kingdom)	4.742	03/11/2021	3,603,481
2,140,000	BP Capital Markets PLC (United Kingdom)	2.112	09/16/2021	2,062,564
2,824,000	BP Capital Markets PLC (United Kingdom)	3.561	11/01/2021	2,816,778
1,253,000	Canadian Natural Resources Ltd. (Canada)	3.450	11/15/2021	1,238,915
3,905,000	Chevron Corp.	2.100	05/16/2021	3,797,634
1,548,000	Devon Energy Corp.	4.000	07/15/2021	1,545,033
1,878,000	Encana Corp. (Canada)	3.900	11/15/2021	1,873,705
1,782,000	EOG Resources, Inc.	4.100	02/01/2021	1,800,356
1,672,000	Equities Corp.	4.875	11/15/2021	1,690,691
6,568,000	Exxon Mobil Corp.	2.222	03/01/2021	6,420,703
2,422,000	Marathon Petroleum Corp.	5.125	03/01/2021	2,487,058
2,808,000	Noble Energy, Inc.	4.150	12/15/2021	2,807,442
3,523,000	Occidental Petroleum Corp., Series 1	4.100	02/01/2021	3,572,554
1,565,000	Pioneer Natural Resources Co.	3.450	01/15/2021	1,554,185
4,037,000	Shell International Finance BV (Netherlands)	1.875	05/10/2021	3,897,542
2,796,000	Shell International Finance BV (Netherlands)	1.750	09/12/2021	2,678,756

Schedule of Investments

$2,564,000	Total Capital International SA (France)	2.750%	06/19/2021	$2,529,608
1,325,000	Total Capital SA (France)	4.125	01/28/2021	1,346,049
1,346,000	Total Capital SA (France)	4.250	12/15/2021	1,375,996

				52,391,869

	Oil & Gas Services - 0.2%
1,084,000	Baker Hughes a GE Co. LLC	3.200	08/15/2021	1,060,188
1,032,000	Halliburton Co.	3.250	11/15/2021	1,020,543

				2,080,731

	Pharmaceuticals - 5.6%
4,491,000	AbbVie, Inc.	2.300	05/14/2021	4,344,610
1,350,000	AmerisourceBergen Corp.	3.500	11/15/2021	1,342,473
1,119,000	Bayer US Finance II LLC (Germany)(a)	2.750	07/15/2021	1,081,685
5,052,000	CVS Health Corp.	3.350	03/09/2021	5,009,660
1,249,000	CVS Health Corp.	4.125	05/15/2021	1,260,484
4,926,000	CVS Health Corp.	2.125	06/01/2021	4,730,217
1,365,000	Express Scripts Holding Co.	3.300	02/25/2021	1,355,228
3,563,000	Express Scripts Holding Co.	4.750	11/15/2021	3,654,803
2,036,000	GlaxoSmithKline Capital PLC (United Kingdom)	3.125	05/14/2021	2,025,990
2,363,000	Johnson & Johnson	1.650	03/01/2021	2,294,156
1,418,000	McKesson Corp.	4.750	03/01/2021	1,448,886
3,314,000	Merck & Co., Inc.	3.875	01/15/2021	3,364,107
6,332,000	Mylan NV	3.150	06/15/2021	6,179,308
2,303,000	Perrigo Finance Unlimited Co.	3.500	12/15/2021	2,241,163
3,132,000	Pfizer, Inc.	1.950	06/03/2021	3,043,165
2,888,000	Pfizer, Inc.	3.000	09/15/2021	2,883,058
2,780,000	Pfizer, Inc.	2.200	12/15/2021	2,699,333
5,446,000	Sanofi (France)	4.000	03/29/2021	5,532,555
8,730,000	Shire Acquisitions Investments Ireland DAC	2.400	09/23/2021	8,373,246

				62,864,127

	Pipelines - 2.3%
1,389,000	Andeavor Logistics LP/Tesoro Logistics Finance Corp.	5.250	01/15/2025	1,412,266
1,657,000	Buckeye Partners LP	4.875	02/01/2021	1,680,559
2,021,000	Enbridge Energy Partners LP	4.200	09/15/2021	2,037,573
1,856,000	Energy Transfer Operating LP	4.650	06/01/2021	1,877,457
1,140,000	Enterprise Products Operating LLC	2.850	04/15/2021	1,119,640
1,797,000	Kinder Morgan Energy Partners LP	3.500	03/01/2021	1,779,649
1,075,000	Kinder Morgan Energy Partners LP	5.000	10/01/2021	1,097,254
1,551,000	Magellan Midstream Partners LP	4.250	02/01/2021	1,565,054
1,914,000	Plains All American Pipeline LP/PAA Finance Corp.	5.000	02/01/2021	1,946,891
6,400,000	Sabine Pass Liquefaction LLC	5.625	02/01/2021	6,589,051
1,977,000	Sunoco Logistics Partners Operations LP	4.400	04/01/2021	1,990,546
978,000	Western Gas Partners LP	5.375	06/01/2021	1,003,545
1,263,000	Williams Cos., Inc. (The)	4.000	11/15/2021	1,257,512

				25,356,997

	REITs - 2.0%
2,189,000	American Tower Corp.	3.300	02/15/2021	2,175,181
1,564,000	American Tower Corp.	3.450	09/15/2021	1,554,235
1,391,000	American Tower Corp.	5.900	11/01/2021	1,467,684
2,306,000	Boston Properties LP	4.125	05/15/2021	2,328,040
2,141,000	Crown Castle International Corp.	3.400	02/15/2021	2,122,799
2,094,000	Crown Castle International Corp.	2.250	09/01/2021	2,003,526
2,220,000	ERP Operating LP	4.625	12/15/2021	2,281,128
1,109,000	Kimco Realty Corp.	3.200	05/01/2021	1,092,944
2,734,000	Simon Property Group LP	4.375	03/01/2021	2,782,316
1,134,000	Simon Property Group LP	2.500	07/15/2021	1,105,340
2,464,000	Simon Property Group LP	4.125	12/01/2021	2,502,286
1,538,000	Weyerhaeuser Co.	4.700	03/15/2021	1,562,953

				22,978,432

	Retail - 3.5%
1,511,000	Best Buy Co., Inc.	5.500	03/15/2021	1,569,580
2,887,000	Costco Wholesale Corp.	2.150	05/18/2021	2,817,158
3,077,000	Gap, Inc. (The)	5.950	04/12/2021	3,170,080
4,226,000	Home Depot, Inc. (The)	2.000	04/01/2021	4,106,644
3,108,000	Home Depot, Inc. (The)	4.400	04/01/2021	3,186,830
1,786,000	Kohl’s Corp.	4.000	11/01/2021	1,803,417
1,664,000	Lowe’s Cos., Inc.	3.750	04/15/2021	1,678,077
1,689,000	Lowe’s Cos., Inc.	3.800	11/15/2021	1,707,667
1,342,000	Macy’s Retail Holdings, Inc.	3.450	01/15/2021	1,331,166
1,358,000	Nordstrom, Inc.	4.000	10/15/2021	1,369,350
1,342,000	O’Reilly Automotive, Inc.	4.875	01/14/2021	1,375,010
1,921,000	Starbucks Corp.	2.100	02/04/2021	1,871,084

Schedule of Investments

$2,514,000	TJX Cos., Inc. (The)	2.750%	06/15/2021	$2,475,061
3,068,000	Walgreens Boots Alliance, Inc.	3.300	11/18/2021	3,024,469
2,400,000	Walmart, Inc.	4.250	04/15/2021	2,465,869
5,044,000	Walmart, Inc.	3.125	06/23/2021	5,041,473

				38,992,935

	Semiconductors - 1.6%
1,731,000	Applied Materials, Inc.	4.300	06/15/2021	1,772,382
1,268,000	Intel Corp.	1.700	05/19/2021	1,224,981
5,604,000	Intel Corp.	3.300	10/01/2021	5,620,273
1,482,000	KLA-Tencor Corp.	4.125	11/01/2021	1,496,113
2,134,000	Lam Research Corp.	2.800	06/15/2021	2,093,253
2,790,000	NVIDIA Corp.	2.200	09/16/2021	2,705,961
1,659,000	Texas Instruments, Inc.	2.750	03/12/2021	1,640,331
1,255,000	Xilinx, Inc.	3.000	03/15/2021	1,241,141

				17,794,435

	Software - 2.6%
2,005,000	Activision Blizzard, Inc.	2.300	09/15/2021	1,940,018
1,659,000	Electronic Arts, Inc.	3.700	03/01/2021	1,666,851
1,733,000	Fidelity National Information Services, Inc.	2.250	08/15/2021	1,665,741
1,261,000	Microsoft Corp.	4.000	02/08/2021	1,291,999
7,591,000	Microsoft Corp.	1.550	08/08/2021	7,299,482
4,100,000	Oracle Corp.	2.800	07/08/2021	4,050,683
11,736,000	Oracle Corp.	1.900	09/15/2021	11,286,814

				29,201,588

	Telecommunications - 5.0%
2,215,000	AT&T, Inc.	4.600	02/15/2021	2,254,801
4,505,000	AT&T, Inc.	2.800	02/17/2021	4,425,789
3,026,000	AT&T, Inc.	5.000	03/01/2021	3,110,442
3,034,000	AT&T, Inc.	4.450	05/15/2021	3,085,360
3,400,000	AT&T, Inc.	3.875	08/15/2021	3,415,363
6,818,000	Cisco Systems, Inc.	2.200	02/28/2021	6,661,146
1,401,000	Cisco Systems, Inc.	2.900	03/04/2021	1,392,999
5,379,000	Cisco Systems, Inc.	1.850	09/20/2021	5,170,613
2,964,000	Orange SA (France)	4.125	09/14/2021	3,010,298
2,637,000	Qwest Corp.	6.750	12/01/2021	2,754,476
4,010,000	Telefonica Emisiones SAU (Spain)	5.462	02/16/2021	4,150,883
2,246,000	Verizon Communications, Inc.	3.450	03/15/2021	2,250,483
3,253,000	Verizon Communications, Inc.	4.600	04/01/2021	3,342,477
2,042,000	Verizon Communications, Inc.	1.750	08/15/2021	1,955,287
4,240,000	Verizon Communications, Inc.	3.500	11/01/2021	4,243,149
3,162,000	Verizon Communications, Inc.	3.000	11/01/2021	3,119,908
1,753,000	Vodafone Group PLC (United Kingdom)	4.375	03/16/2021	1,788,296

				56,131,770

	Transportation - 0.6%
1,537,000	Norfolk Southern Corp.	3.250	12/01/2021	1,527,058
1,209,000	Union Pacific Corp.	4.000	02/01/2021	1,222,594
4,028,000	United Parcel Service, Inc.	3.125	01/15/2021	4,027,683

				6,777,335

	Total Corporate Bonds (Cost $1,134,610,216)			1,112,184,255

Number of Shares
	Money Market Fund - 0.2%
2,560,636	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(b) (Cost $2,560,636)			2,560,636

	Total Investments in Securities (Cost $1,137,170,852) - 99.2%			1,114,744,891
	Other assets less liabilities - 0.8%			9,408,506

	Net Assets - 100.0%			$1,124,153,397

Schedule of Investments

Investment Abbreviations:

BKNT - Bank Note

GMTN - Global Medium-Term Note

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30, 2018 represented less than 1% of the Fund’s Net Assets.

(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)

November 30, 2018

(Unaudited)

Principal Amount		Interest Rate	MaturityDate	Value
	Corporate Bonds - 99.0%
	Advertising - 0.4%
$2,893,000	Omnicom Group, Inc./Omnicom Capital, Inc.	3.625%	05/01/2022	$2,844,821
1,103,000	WPP Finance 2010 (United Kingdom)	3.625	09/07/2022	1,070,610

				3,915,431

	Aerospace/Defense - 2.2%
1,500,000	Arconic, Inc.	5.870	02/23/2022	1,532,250
2,776,000	General Dynamics Corp.	2.250	11/15/2022	2,667,236
3,500,000	Northrop Grumman Corp.	2.550	10/15/2022	3,348,799
3,064,000	Raytheon Co.	2.500	12/15/2022	2,959,970
2,892,000	Rockwell Collins, Inc.	2.800	03/15/2022	2,803,403
1,149,000	United Technologies Corp.	2.300	05/04/2022	1,099,310
5,570,000	United Technologies Corp.	3.100	06/01/2022	5,435,524

				19,846,492

	Agriculture - 1.3%
4,723,000	Altria Group, Inc.	2.850	08/09/2022	4,549,132
1,134,000	Philip Morris International, Inc.	2.625	02/18/2022	1,095,417
2,075,000	Philip Morris International, Inc.	2.375	08/17/2022	1,971,607
1,995,000	Philip Morris International, Inc.	2.500	08/22/2022	1,904,341
2,378,000	Reynolds American, Inc. (United Kingdom)	4.000	06/12/2022	2,355,928

				11,876,425

	Airlines - 0.3%
2,667,000	Delta Air Lines, Inc.	3.625	03/15/2022	2,615,452

	Auto Manufacturers - 2.5%
2,000,000	Ford Motor Credit Co. LLC	3.219	01/09/2022	1,884,011
1,900,000	Ford Motor Credit Co. LLC	3.339	03/28/2022	1,791,916
2,500,000	Ford Motor Credit Co. LLC	4.250	09/20/2022	2,403,554
3,239,000	General Motors Financial Co., Inc.	3.450	01/14/2022	3,125,147
3,258,000	General Motors Financial Co., Inc.	3.450	04/10/2022	3,130,913
3,318,000	General Motors Financial Co., Inc.	3.150	06/30/2022	3,150,579
3,046,000	Toyota Motor Credit Corp., MTN	2.600	01/11/2022	2,979,656
2,280,000	Toyota Motor Credit Corp., MTN	3.300	01/12/2022	2,276,777
1,218,000	Toyota Motor Credit Corp., GMTN	2.800	07/13/2022	1,194,343

				21,936,896

	Banks - 25.7%
2,200,000	Banco Santander SA (Spain)	3.500	04/11/2022	2,143,679
4,640,000	Bank of America Corp.	5.700	01/24/2022	4,886,984
4,433,000	Bank of America Corp., MTN	2.503	10/21/2022	4,220,789
2,725,000	Bank of Montreal, MTN (Canada)	2.550	11/06/2022	2,617,854
3,072,000	Bank of New York Mellon Corp. (The), MTN	2.600	02/07/2022	2,983,724
3,801,000	Bank of Nova Scotia (The) (Canada)	2.700	03/07/2022	3,687,430
7,550,000	Barclays Bank PLC (United Kingdom)	7.625	11/21/2022	7,932,219
2,780,000	BB&T Corp., MTN	2.750	04/01/2022	2,708,019
2,300,000	Branch Banking & Trust Co.	2.625	01/15/2022	2,246,775
3,039,000	Canadian Imperial Bank of Commerce (Canada)	2.550	06/16/2022	2,926,821
2,600,000	Capital One NA, BKNT	2.650	08/08/2022	2,482,774
6,110,000	Citigroup, Inc.	4.500	01/14/2022	6,219,531
6,282,000	Citigroup, Inc.	2.750	04/25/2022	6,047,872
2,297,000	Citigroup, Inc.	4.050	07/30/2022	2,307,279
2,800,000	Citigroup, Inc.	2.700	10/27/2022	2,675,431
1,502,000	Citizens Bank NA	2.650	05/26/2022	1,445,785
1,900,000	Compass Bank, BKNT	2.875	06/29/2022	1,820,217
2,600,000	Cooperatieve Rabobank UA (Netherlands)	2.750	01/10/2022	2,530,679
7,162,000	Cooperatieve Rabobank UA, GMTN (Netherlands)	3.875	02/08/2022	7,211,100
3,800,000	Cooperatieve Rabobank UA (Netherlands)	3.950	11/09/2022	3,759,502
1,022,000	Fifth Third Bancorp	3.500	03/15/2022	1,018,262
1,778,000	Fifth Third Bancorp	2.600	06/15/2022	1,715,975
1,753,000	First Republic Bank	2.500	06/06/2022	1,683,023
11,072,000	Goldman Sachs Group, Inc. (The)	5.750	01/24/2022	11,607,619
7,814,000	Goldman Sachs Group, Inc. (The)	3.000	04/26/2022	7,565,885
6,000,000	HSBC Holdings PLC (United Kingdom)	2.650	01/05/2022	5,777,409
2,283,000	HSBC Holdings PLC (United Kingdom)	4.875	01/14/2022	2,346,736
4,875,000	HSBC Holdings PLC (United Kingdom)	4.000	03/30/2022	4,905,172
2,302,000	Huntington Bancshares, Inc.	2.300	01/14/2022	2,199,688

Schedule of Investments

$1,802,000	Huntington National Bank (The), BKNT	2.500%	08/07/2022	$1,724,134
3,700,000	ING Groep NV (Netherlands)	3.150	03/29/2022	3,600,842
7,918,000	JPMorgan Chase & Co.	4.500	01/24/2022	8,117,787
7,546,000	JPMorgan Chase & Co.	3.250	09/23/2022	7,423,784
1,629,000	KeyBank NA, BKNT	2.400	06/09/2022	1,564,539
3,800,000	Lloyds Banking Group PLC (United Kingdom)	3.000	01/11/2022	3,659,268
1,700,000	Manufacturers & Traders Trust Co., BKNT	2.500	05/18/2022	1,638,718
2,459,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	2.998	02/22/2022	2,412,986
5,138,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	2.665	07/25/2022	4,957,992
3,400,000	Mizuho Financial Group, Inc. (Japan)	2.953	02/28/2022	3,314,925
7,844,000	Morgan Stanley, GMTN	2.750	05/19/2022	7,563,356
4,873,000	Morgan Stanley, GMTN	4.875	11/01/2022	5,008,096
1,010,000	Northern Trust Corp.	2.375	08/02/2022	973,303
3,000,000	PNC Bank NA, BKNT	2.625	02/17/2022	2,909,900
1,695,000	PNC Bank NA, BKNT	2.450	07/28/2022	1,624,369
2,450,000	PNC Bank NA, BKNT	2.700	11/01/2022	2,355,025
2,612,000	PNC Financial Services Group, Inc. (The)	3.300	03/08/2022	2,583,613
1,122,000	PNC Financial Services Group, Inc. (The)(a)	2.854	11/09/2022	1,087,226
2,520,000	Regions Financial Corp.	2.750	08/14/2022	2,419,377
2,768,000	Royal Bank of Canada, GMTN (Canada)	2.750	02/01/2022	2,707,579
5,910,000	Royal Bank of Scotland Group PLC (United Kingdom)	6.125	12/15/2022	6,000,058
1,551,000	Skandinaviska Enskilda Banken AB (Sweden)	2.800	03/11/2022	1,511,172
2,035,000	Sumitomo Mitsui Banking Corp. (Japan)	3.200	07/18/2022	2,002,165
1,659,000	Sumitomo Mitsui Financial Group, Inc. (Japan)	2.846	01/11/2022	1,616,097
4,886,000	Sumitomo Mitsui Financial Group, Inc. (Japan)	2.784	07/12/2022	4,732,660
3,000,000	Sumitomo Mitsui Financial Group, Inc. (Japan)	2.778	10/18/2022	2,894,331
2,338,000	SunTrust Bank, BKNT	2.450	08/01/2022	2,243,872
2,592,000	SunTrust Banks, Inc.	2.700	01/27/2022	2,507,552
1,800,000	Synchrony Bank, BKNT	3.000	06/15/2022	1,683,607
2,542,000	U.S. Bancorp, MTN	3.000	03/15/2022	2,506,405
3,269,000	U.S. Bancorp, MTN	2.950	07/15/2022	3,196,543
2,767,000	U.S. Bancorp, Series V, MTN	2.625	01/24/2022	2,700,875
4,700,000	UBS AG (Switzerland)	7.625	08/17/2022	5,064,250
6,097,000	Wells Fargo & Co., GMTN	3.500	03/08/2022	6,027,464
6,400,000	Wells Fargo & Co., MTN	2.625	07/22/2022	6,139,259

				230,147,362

	Beverages - 2.8%
6,115,000	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	3.750	01/15/2022	6,093,967
7,324,000	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	2.500	07/15/2022	6,964,176
1,135,000	Coca-Cola Co. (The)	2.200	05/25/2022	1,099,633
1,140,000	Constellation Brands, Inc.	2.700	05/09/2022	1,096,839
2,359,000	Diageo Investment Corp. (United Kingdom)	2.875	05/11/2022	2,309,607
1,369,000	Molson Coors Brewing Co.	3.500	05/01/2022	1,359,450
3,236,000	PepsiCo, Inc.	2.750	03/05/2022	3,182,193
1,702,000	PepsiCo, Inc.	2.250	05/02/2022	1,647,406
1,763,000	PepsiCo, Inc.	3.100	07/17/2022	1,746,735

				25,500,006

	Biotechnology - 2.0%
1,323,000	Amgen, Inc.	2.700	05/01/2022	1,280,479
3,676,000	Amgen, Inc.	2.650	05/11/2022	3,557,042
2,087,000	Amgen, Inc.	3.625	05/15/2022	2,079,936
2,624,000	Biogen, Inc.	3.625	09/15/2022	2,617,423
2,634,000	Celgene Corp.	3.550	08/15/2022	2,596,204
2,724,000	Celgene Corp.	3.250	08/15/2022	2,649,320
1,115,000	Gilead Sciences, Inc.	1.950	03/01/2022	1,062,177
2,393,000	Gilead Sciences, Inc.	3.250	09/01/2022	2,365,446

				18,208,027

	Building Materials - 0.2%
1,353,000	Owens Corning	4.200	12/15/2022	1,342,512

	Chemicals - 1.5%
896,000	Celanese US Holdings LLC	4.625	11/15/2022	911,143
2,831,000	Dow Chemical Co. (The)	3.000	11/15/2022	2,732,920
1,772,000	Eastman Chemical Co.	3.600	08/15/2022	1,761,635
1,176,000	Nutrien Ltd. (Canada)	3.150	10/01/2022	1,140,049
1,341,000	Praxair, Inc.	2.450	02/15/2022	1,303,112
1,360,000	Praxair, Inc.	2.200	08/15/2022	1,300,562
2,944,000	Sherwin-Williams Co. (The)	2.750	06/01/2022	2,824,916
1,411,000	Syngenta Finance NV (Switzerland)	3.125	03/28/2022	1,348,436

				13,322,773

	Commercial Services - 0.5%
1,096,000	Block Financial LLC	5.500	11/01/2022	1,129,211

Schedule of Investments

$1,136,000	Ecolab, Inc.	2.375%	08/10/2022	$1,087,995
1,078,000	Equifax, Inc.	3.300	12/15/2022	1,047,397
1,385,000	Moody’s Corp.	4.500	09/01/2022	1,416,495

				4,681,098

	Computers - 2.6%
3,217,000	Apple, Inc.	2.150	02/09/2022	3,103,405
3,729,000	Apple, Inc.	2.500	02/09/2022	3,641,667
2,673,000	Apple, Inc.	2.300	05/11/2022	2,585,056
3,117,000	Apple, Inc.	2.700	05/13/2022	3,054,548
3,075,000	Hewlett Packard Enterprise Co.	4.400	10/15/2022	3,126,043
1,202,000	HP, Inc.	4.050	09/15/2022	1,210,787
2,300,000	International Business Machines Corp.	2.500	01/27/2022	2,218,298
2,400,000	International Business Machines Corp.	1.875	08/01/2022	2,247,531
2,450,000	International Business Machines Corp.	2.875	11/09/2022	2,369,548

				23,556,883

	Cosmetics/Personal Care - 1.0%
1,146,000	Colgate-Palmolive Co., MTN	2.300	05/03/2022	1,108,584
2,355,000	Procter & Gamble Co. (The)	2.300	02/06/2022	2,300,982
2,000,000	Procter & Gamble Co. (The)	2.150	08/11/2022	1,926,121
1,500,000	Unilever Capital Corp. (United Kingdom)	3.000	03/07/2022	1,476,179
2,100,000	Unilever Capital Corp. (United Kingdom)	2.200	05/05/2022	2,010,806

				8,822,672

	Diversified Financial Services - 4.7%
2,200,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	3.950	02/01/2022	2,166,452
1,500,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	3.500	05/26/2022	1,461,125
1,501,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	4.625	07/01/2022	1,514,199
1,419,000	Air Lease Corp.	3.750	02/01/2022	1,408,242
1,552,000	Air Lease Corp.	2.625	07/01/2022	1,482,648
4,641,000	American Express Co.	2.500	08/01/2022	4,429,980
3,396,000	American Express Co.	2.650	12/02/2022	3,250,589
4,872,000	American Express Credit Corp., MTN	2.700	03/03/2022	4,731,122
3,281,000	BlackRock, Inc.	3.375	06/01/2022	3,282,708
1,942,000	Capital One Financial Corp.	3.050	03/09/2022	1,888,173
1,911,000	CME Group, Inc.	3.000	09/15/2022	1,883,848
1,139,000	Discover Financial Services	3.850	11/21/2022	1,125,423
1,735,000	International Lease Finance Corp.	8.625	01/15/2022	1,944,059
1,882,000	International Lease Finance Corp.	5.875	08/15/2022	1,973,858
2,093,000	ORIX Corp. (Japan)	2.900	07/18/2022	2,028,216
1,759,000	TD Ameritrade Holding Corp.	2.950	04/01/2022	1,725,096
5,484,000	Visa, Inc.	2.800	12/14/2022	5,361,137

				41,656,875

	Electric - 2.0%
1,174,000	Alabama Power Co., Series 17A	2.450	03/30/2022	1,134,060
1,137,000	CenterPoint Energy, Inc.	2.500	09/01/2022	1,075,851
1,288,000	Duke Energy Corp.	3.050	08/15/2022	1,257,225
1,137,000	Duke Energy Corp.	2.400	08/15/2022	1,086,363
1,225,000	Duke Energy Progress LLC	2.800	05/15/2022	1,198,990
1,590,000	Entergy Corp.	4.000	07/15/2022	1,591,715
2,915,000	Exelon Corp.	3.497	06/01/2022	2,828,696
1,561,000	Exelon Generation Co. LLC	3.400	03/15/2022	1,538,041
1,199,000	Exelon Generation Co. LLC	4.250	06/15/2022	1,209,358
1,040,000	FirstEnergy Corp., Series A	2.850	07/15/2022	1,006,641
2,157,000	Oncor Electric Delivery Co. LLC	7.000	09/01/2022	2,439,785
1,397,000	Sempra Energy	2.875	10/01/2022	1,334,335

				17,701,060

	Electronics - 0.6%
1,346,000	Amphenol Corp.	4.000	02/01/2022	1,365,260
1,309,000	Jabil, Inc.	4.700	09/15/2022	1,320,650
1,332,000	Tech Data Corp.	3.700	02/15/2022	1,299,609
1,408,000	Tyco Electronics Group SA (Switzerland)	3.500	02/03/2022	1,401,161

				5,386,680

	Environmental Control - 0.4%
2,071,000	Republic Services, Inc.	3.550	06/01/2022	2,059,585
1,098,000	Waste Management, Inc.	2.900	09/15/2022	1,068,132

				3,127,717

	Food - 1.4%
4,811,000	Kraft Heinz Foods Co.	3.500	06/06/2022	4,733,486
2,301,000	Kraft Heinz Foods Co.	3.500	07/15/2022	2,254,518
1,158,000	Kroger Co. (The)	3.400	04/15/2022	1,142,874
1,675,000	McCormick & Co., Inc.	2.700	08/15/2022	1,608,405

Schedule of Investments

$2,624,000	Tyson Foods, Inc.	4.500%	06/15/2022	$2,680,913

				12,420,196

	Forest Products & Paper - 0.2%
2,076,000	International Paper Co.	4.750	02/15/2022	2,147,677

	Hand/Machine Tools - 0.2%
1,737,000	Stanley Black & Decker, Inc.	2.900	11/01/2022	1,682,174

	Healthcare-Products - 2.3%
1,645,000	Abbott Laboratories	2.550	03/15/2022	1,588,685
4,554,000	Becton, Dickinson and Co.	2.894	06/06/2022	4,391,533
1,467,000	Boston Scientific Corp.	3.375	05/15/2022	1,442,155
1,389,000	Covidien International Finance SA	3.200	06/15/2022	1,371,046
6,082,000	Medtronic, Inc.	3.150	03/15/2022	5,995,573
1,667,000	Medtronic, Inc.	3.125	03/15/2022	1,644,786
2,147,000	Thermo Fisher Scientific, Inc.	3.300	02/15/2022	2,119,740
2,098,000	Zimmer Biomet Holdings, Inc.	3.150	04/01/2022	2,049,533

				20,603,051

	Healthcare-Services - 2.3%
2,877,000	Aetna, Inc.	2.750	11/15/2022	2,749,289
2,185,000	Anthem, Inc.	3.125	05/15/2022	2,141,934
1,330,000	Catholic Health Initiatives	2.950	11/01/2022	1,283,833
1,963,000	Cigna Corp.	4.000	02/15/2022	1,977,359
3,122,000	HCA, Inc.	5.875	03/15/2022	3,252,343
1,521,000	Humana, Inc.	3.150	12/01/2022	1,483,269
1,269,000	Laboratory Corp. of America Holdings	3.200	02/01/2022	1,249,586
1,256,000	Laboratory Corp. of America Holdings	3.750	08/23/2022	1,256,852
2,751,000	UnitedHealth Group, Inc.	2.875	03/15/2022	2,704,317
2,655,000	UnitedHealth Group, Inc.	3.350	07/15/2022	2,641,483

				20,740,265

	Home Builders - 0.5%
1,730,000	Lennar Corp.	4.125	01/15/2022	1,691,075
1,699,000	Lennar Corp.	4.750	11/15/2022	1,693,308
1,241,000	NVR, Inc.	3.950	09/15/2022	1,234,234

				4,618,617

	Household Products/Wares - 0.2%
1,537,000	Clorox Co. (The)	3.050	09/15/2022	1,507,526

	Insurance - 1.6%
3,686,000	American International Group, Inc.	4.875	06/01/2022	3,784,382
1,717,000	Berkshire Hathaway Finance Corp.	3.000	05/15/2022	1,701,856
1,246,000	Berkshire Hathaway, Inc.	3.400	01/31/2022	1,252,433
3,148,000	Chubb INA Holdings, Inc.	2.875	11/03/2022	3,081,553
1,933,000	Hartford Financial Services Group, Inc. (The)	5.125	04/15/2022	2,016,065
1,149,000	Marsh & McLennan Cos., Inc.	2.750	01/30/2022	1,117,010
1,153,000	MetLife, Inc.	3.048	12/15/2022	1,126,947

				14,080,246

	Internet - 0.9%
3,611,000	Amazon.com, Inc.	2.500	11/29/2022	3,480,379
1,761,000	eBay, Inc.	3.800	03/09/2022	1,763,227
2,670,000	eBay, Inc.	2.600	07/15/2022	2,555,172

				7,798,778

	Investment Companies - 0.2%
1,449,000	Ares Capital Corp.	3.625	01/19/2022	1,415,912

	Iron/Steel - 0.4%
2,493,000	ArcelorMittal (Luxembourg)	6.250	02/25/2022	2,627,941
1,316,000	Nucor Corp.	4.125	09/15/2022	1,342,588

				3,970,529

	Lodging - 0.2%
1,681,000	Marriott International, Inc.	2.300	01/15/2022	1,606,354

	Machinery-Construction & Mining - 0.8%
3,379,000	ABB Finance USA, Inc. (Switzerland)	2.875	05/08/2022	3,303,785
1,099,000	Caterpillar Financial Services Corp., MTN	2.850	06/01/2022	1,076,431
1,657,000	Caterpillar Financial Services Corp., MTN	2.400	06/06/2022	1,594,956
1,467,000	Caterpillar, Inc.	2.600	06/26/2022	1,417,481

				7,392,653

	Machinery-Diversified - 1.0%
1,133,000	CNH Industrial Capital LLC	4.375	04/05/2022	1,141,849
2,249,000	Deere & Co.	2.600	06/08/2022	2,176,382
1,116,000	Flowserve Corp.	3.500	09/15/2022	1,091,689

Schedule of Investments

$1,679,000	John Deere Capital Corp., MTN	2.650%	01/06/2022	$1,636,619
1,287,000	John Deere Capital Corp., MTN	2.750	03/15/2022	1,260,607
1,673,000	Roper Technologies, Inc.	3.125	11/15/2022	1,642,224

				8,949,370

	Media - 2.9%
1,677,000	CBS Corp.	3.375	03/01/2022	1,657,285
7,333,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.464	07/23/2022	7,347,683
2,944,000	Comcast Cable Communications Holdings, Inc.	9.455	11/15/2022	3,565,948
1,942,000	Comcast Corp.	1.625	01/15/2022	1,842,810
2,442,000	Comcast Corp.	3.125	07/15/2022	2,409,796
1,140,000	Discovery Communications LLC	3.300	05/15/2022	1,114,618
2,339,000	RELX Capital, Inc. (United Kingdom)	3.125	10/15/2022	2,275,179
1,050,000	Walt Disney Co. (The), MTN	2.450	03/04/2022	1,016,724
2,623,000	Walt Disney Co. (The), GMTN	2.350	12/01/2022	2,517,908
1,141,000	Warner Media LLC	4.000	01/15/2022	1,141,578
1,077,000	Warner Media LLC	3.400	06/15/2022	1,060,467

				25,949,996

	Mining - 0.2%
2,162,000	Newmont Mining Corp.	3.500	03/15/2022	2,124,066

	Miscellaneous Manufacturing - 1.6%
1,557,000	3M Co., GMTN	2.000	06/26/2022	1,492,509
4,106,000	Eaton Corp.	2.750	11/02/2022	3,939,042
2,714,000	General Electric Co., GMTN	3.150	09/07/2022	2,493,305
7,301,000	General Electric Co.	2.700	10/09/2022	6,593,322

				14,518,178

	Oil & Gas - 5.2%
1,916,000	Apache Corp.	3.250	04/15/2022	1,869,265
2,728,000	BP Capital Markets PLC (United Kingdom)	3.062	03/17/2022	2,679,646
4,363,000	BP Capital Markets PLC (United Kingdom)	3.245	05/06/2022	4,307,164
2,228,000	BP Capital Markets PLC (United Kingdom)	2.500	11/06/2022	2,132,057
1,183,000	Cenovus Energy, Inc. (Canada)	3.000	08/15/2022	1,114,463
1,972,000	Chevron Corp.	2.498	03/03/2022	1,913,272
1,615,000	Chevron Corp.	2.411	03/03/2022	1,562,661
4,988,000	Chevron Corp.	2.355	12/05/2022	4,769,175
2,330,000	Devon Energy Corp.	3.250	05/15/2022	2,251,269
2,623,000	Exxon Mobil Corp.	2.397	03/06/2022	2,544,059
1,306,000	Husky Energy, Inc. (Canada)	3.950	04/15/2022	1,305,988
2,494,000	Marathon Oil Corp.	2.800	11/01/2022	2,362,473
1,096,000	Murphy Oil Corp.	4.000	06/01/2022	1,046,480
1,246,000	Murphy Oil Corp.	4.450	12/01/2022	1,199,380
1,988,000	Newfield Exploration Co.	5.750	01/30/2022	2,035,215
2,145,000	Occidental Petroleum Corp.	3.125	02/15/2022	2,123,214
5,090,000	Phillips 66	4.300	04/01/2022	5,173,192
1,320,000	Pioneer Natural Resources Co.	3.950	07/15/2022	1,314,274
2,626,000	Shell International Finance BV (Netherlands)	2.375	08/21/2022	2,525,818
2,240,000	Total Capital International SA (France)	2.875	02/17/2022	2,198,250

				46,427,315

	Oil & Gas Services - 0.4%
3,479,000	National Oilwell Varco, Inc.	2.600	12/01/2022	3,278,936

	Pharmaceuticals - 6.5%
7,740,000	AbbVie, Inc.	2.900	11/06/2022	7,462,441
2,609,000	AbbVie, Inc.	3.200	11/06/2022	2,541,275
4,286,000	Allergan Finance LLC	3.250	10/01/2022	4,148,385
7,095,000	Allergan Funding SCS	3.450	03/15/2022	6,942,738
2,574,000	AstraZeneca PLC (United Kingdom)	2.375	06/12/2022	2,454,041
1,987,000	Bristol-Myers Squibb Co.	2.000	08/01/2022	1,900,623
3,116,000	Cardinal Health, Inc.	2.616	06/15/2022	2,972,192
3,748,000	CVS Health Corp.	3.500	07/20/2022	3,699,359
3,335,000	CVS Health Corp.	2.750	12/01/2022	3,165,099
1,597,000	Eli Lilly & Co.	2.350	05/15/2022	1,551,694
2,238,000	Express Scripts Holding Co.	3.900	02/15/2022	2,241,213
4,980,000	GlaxoSmithKline Capital PLC (United Kingdom)	2.850	05/08/2022	4,861,736
2,519,000	Johnson & Johnson	2.250	03/03/2022	2,448,547
3,229,000	Merck & Co., Inc.	2.350	02/10/2022	3,126,849
2,651,000	Merck & Co., Inc.	2.400	09/15/2022	2,554,779
2,244,000	Novartis Capital Corp. (Switzerland)	2.400	05/17/2022	2,174,464
3,857,000	Novartis Capital Corp. (Switzerland)	2.400	09/21/2022	3,717,621

				57,963,056

	Pipelines - 3.3%
1,883,991	Enbridge, Inc. (Canada)	2.900	07/15/2022	1,813,066

Schedule of Investments

$2,526,000	Energy Transfer Operating LP	5.200%	02/01/2022	$2,586,494
2,211,000	Energy Transfer Partners LP/Regency Energy Finance Corp.	5.875	03/01/2022	2,307,625
1,601,000	Energy Transfer Partners LP/Regency Energy Finance Corp.	5.000	10/01/2022	1,630,154
1,845,000	Enterprise Products Operating LLC	4.050	02/15/2022	1,857,073
2,587,000	Kinder Morgan Energy Partners LP	3.950	09/01/2022	2,564,771
2,212,000	ONEOK Partners LP	3.375	10/01/2022	2,145,833
1,236,000	ONEOK, Inc.	4.250	02/01/2022	1,238,379
1,817,000	Plains All American Pipeline LP/PAA Finance Corp.	3.650	06/01/2022	1,765,941
2,600,000	Sabine Pass Liquefaction LLC	6.250	03/15/2022	2,739,342
2,721,000	TransCanada PipeLines Ltd. (Canada)	2.500	08/01/2022	2,594,089
2,077,000	Western Gas Partners LP	4.000	07/01/2022	2,051,651
3,116,000	Williams Cos., Inc. (The)	3.600	03/15/2022	3,060,829
1,581,000	Williams Cos., Inc. (The)	3.350	08/15/2022	1,533,741

				29,888,988

	REITs - 2.4%
1,422,000	Alexandria Real Estate Equities, Inc.	4.600	04/01/2022	1,458,082
1,334,000	American Tower Corp.	2.250	01/15/2022	1,270,806
1,916,000	American Tower Corp.	4.700	03/15/2022	1,962,723
1,374,000	Brixmor Operating Partnership LP	3.875	08/15/2022	1,363,512
2,047,000	Crown Castle International Corp.	4.875	04/15/2022	2,101,433
1,113,000	Digital Realty Trust LP	3.950	07/01/2022	1,115,831
1,291,000	HCP, Inc.	4.000	12/01/2022	1,279,055
1,417,000	Hospitality Properties Trust	5.000	08/15/2022	1,445,096
1,326,000	Kimco Realty Corp.	3.400	11/01/2022	1,291,401
1,424,000	Simon Property Group LP	2.350	01/30/2022	1,372,362
1,530,000	Simon Property Group LP	3.375	03/15/2022	1,519,619
1,648,000	Simon Property Group LP	2.625	06/15/2022	1,594,342
1,359,000	Ventas Realty LP/Ventas Capital Corp.	4.250	03/01/2022	1,378,784
1,144,000	Ventas Realty LP/Ventas Capital Corp.	3.250	08/15/2022	1,122,924
1,470,000	Welltower, Inc.	5.250	01/15/2022	1,526,168

				21,802,138

	Retail - 2.5%
1,297,000	AutoZone, Inc.	3.700	04/15/2022	1,292,799
1,127,000	Costco Wholesale Corp.	2.250	02/15/2022	1,097,399
1,912,000	Costco Wholesale Corp.	2.300	05/18/2022	1,856,029
3,184,000	Home Depot, Inc. (The)	2.625	06/01/2022	3,119,354
1,959,000	Lowe’s Cos., Inc.	3.120	04/15/2022	1,937,684
1,641,000	Macy’s Retail Holdings, Inc.	3.875	01/15/2022	1,622,695
3,101,000	McDonald’s Corp., MTN	2.625	01/15/2022	3,018,119
1,065,000	Starbucks Corp.	2.700	06/15/2022	1,034,857
2,306,000	Target Corp.	2.900	01/15/2022	2,286,814
3,071,000	Walgreen Co.	3.100	09/15/2022	2,989,326
2,000,000	Walmart, Inc.	2.350	12/15/2022	1,920,997

				22,176,073

	Savings & Loans - 0.2%
1,501,000	People’s United Financial, Inc.	3.650	12/06/2022	1,488,355

	Semiconductors - 2.2%
6,000,000	Broadcom Corp./Broadcom Cayman Finance Ltd.	3.000	01/15/2022	5,774,865
2,005,000	Intel Corp.	2.350	05/11/2022	1,943,462
2,404,000	Intel Corp.	3.100	07/29/2022	2,382,935
3,726,000	Intel Corp.	2.700	12/15/2022	3,629,217
4,922,000	QUALCOMM, Inc.	3.000	05/20/2022	4,800,824
1,113,000	Texas Instruments, Inc.	1.850	05/15/2022	1,055,611

				19,586,914

	Software - 3.3%
1,050,000	CA, Inc.	3.600	08/15/2022	1,031,224
1,766,000	Fiserv, Inc.	3.500	10/01/2022	1,743,583
4,399,000	Microsoft Corp.	2.400	02/06/2022	4,299,435
3,831,000	Microsoft Corp.	2.375	02/12/2022	3,735,862
2,424,000	Microsoft Corp.	2.650	11/03/2022	2,368,950
1,887,000	Microsoft Corp.	2.125	11/15/2022	1,805,616
5,606,000	Oracle Corp.	2.500	05/15/2022	5,433,117
6,689,000	Oracle Corp.	2.500	10/15/2022	6,434,383
3,111,000	VMware, Inc.	2.950	08/21/2022	2,947,914

				29,800,084

	Telecommunications - 4.0%
3,867,000	AT&T, Inc.	3.000	02/15/2022	3,778,431
2,910,000	AT&T, Inc.	3.200	03/01/2022	2,855,634
2,756,000	AT&T, Inc.	3.800	03/15/2022	2,746,683
4,958,000	AT&T, Inc.	3.000	06/30/2022	4,809,602
2,582,000	AT&T, Inc.	2.625	12/01/2022	2,453,641

Schedule of Investments

$1,187,000	Cisco Systems, Inc.	3.000%	06/15/2022	$1,169,803
2,118,000	Motorola Solutions, Inc.	3.750	05/15/2022	2,092,380
1,222,000	Nokia OYJ (Finland)	3.375	06/12/2022	1,162,427
2,412,000	Telefonaktiebolaget LM Ericsson (Sweden)	4.125	05/15/2022	2,366,139
3,173,000	Verizon Communications, Inc.	2.946	03/15/2022	3,113,459
3,858,000	Verizon Communications, Inc.	3.125	03/16/2022	3,807,550
3,334,000	Verizon Communications, Inc.	2.450	11/01/2022	3,191,975
2,647,000	Vodafone Group PLC (United Kingdom)	2.500	09/26/2022	2,509,581

				36,057,305

	Textiles - 0.2%
1,646,000	Cintas Corp. No. 2	2.900	04/01/2022	1,610,386

	Transportation - 1.2%
1,578,000	Burlington Northern Santa Fe LLC	3.050	03/15/2022	1,565,159
1,409,000	Burlington Northern Santa Fe LLC	3.050	09/01/2022	1,384,982
1,163,000	FedEx Corp.	2.625	08/01/2022	1,125,583
1,314,000	Norfolk Southern Corp.	3.000	04/01/2022	1,293,084
1,965,000	Union Pacific Corp.	4.163	07/15/2022	2,000,092
1,561,000	United Parcel Service, Inc.	2.350	05/16/2022	1,510,009
2,374,000	United Parcel Service, Inc.	2.450	10/01/2022	2,286,785

				11,165,694

	Total Corporate Bonds (Cost $911,662,914)			886,415,193

Number of Shares
	Money Market Fund - 0.1%
1,009,408	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(b) (Cost $1,009,408)			1,009,408

	Total Investments in Securities (Cost $912,672, 322) - 99.1%			887,424,601
	Other assets less liabilities - 0.9%			7,722,764

	Net Assets - 100.0%			$895,147,365

Investment Abbreviations:

BKNT - Bank Note

GMTN - Global Medium-Term Note

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specific date.
(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)

November 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds - 98.9%
	Advertising - 0.2%
$898,000	Interpublic Group of Cos., Inc. (The)	3.750%	02/15/2023	$890,841

	Aerospace/Defense - 1.6%
777,000	General Dynamics Corp.	1.875	08/15/2023	724,341
1,090,000	Lockheed Martin Corp.	3.100	01/15/2023	1,068,604
2,005,000	Northrop Grumman Corp.	3.250	08/01/2023	1,954,918
3,549,000	United Technologies Corp.	3.650	08/16/2023	3,501,558

				7,249,421

	Agriculture - 0.8%
886,000	Philip Morris International, Inc.	2.625	03/06/2023	842,664
1,287,000	Philip Morris International, Inc.	2.125	05/10/2023	1,194,913
707,000	Philip Morris International, Inc.	3.600	11/15/2023	699,420
968,000	Reynolds American, Inc. (United Kingdom)	4.850	09/15/2023	981,156

				3,718,153

	Apparel - 0.2%
905,000	NIKE, Inc.	2.250	05/01/2023	865,202

	Auto Manufacturers - 2.9%
1,029,000	American Honda Finance Corp., GMTN	3.450	07/14/2023	1,024,030
1,400,000	Ford Motor Credit Co. LLC	3.096	05/04/2023	1,266,263
1,600,000	Ford Motor Credit Co. LLC	4.375	08/06/2023	1,519,065
2,805,000	General Motors Co.	4.875	10/02/2023	2,809,526
1,875,000	General Motors Financial Co., Inc.	3.700	05/09/2023	1,786,524
1,193,000	General Motors Financial Co., Inc.	4.250	05/15/2023	1,165,614
1,451,000	Toyota Motor Corp. (Japan)	3.419	07/20/2023	1,442,671
1,122,000	Toyota Motor Credit Corp., MTN	2.625	01/10/2023	1,082,408
1,054,000	Toyota Motor Credit Corp., MTN	2.250	10/18/2023	988,269

				13,084,370

	Banks - 24.7%
1,200,000	Banco Santander SA (Spain)	3.848	04/12/2023	1,157,413
7,392,000	Bank of America Corp., GMTN	3.300	01/11/2023	7,220,236
3,121,000	Bank of America Corp., GMTN	4.100	07/24/2023	3,125,272
2,335,000	Bank of New York Mellon Corp. (The), MTN	2.200	08/16/2023	2,183,602
2,300,000	Barclays PLC (United Kingdom)	3.684	01/10/2023	2,195,763
1,724,000	Canadian Imperial Bank of Commerce, BKNT (Canada)	3.500	09/13/2023	1,708,086
2,100,000	Citigroup, Inc.	3.500	05/15/2023	2,052,808
1,887,000	Citigroup, Inc.	3.875	10/25/2023	1,871,668
1,555,000	Comerica, Inc.	3.700	07/31/2023	1,541,890
2,900,000	Cooperatieve Rabobank UA (Netherlands)	4.625	12/01/2023	2,917,529
1,720,000	Discover Bank	4.200	08/08/2023	1,707,025
3,661,000	Goldman Sachs Group, Inc. (The)	3.625	01/22/2023	3,611,843
3,007,000	Goldman Sachs Group, Inc. (The)	3.200	02/23/2023	2,908,047
3,000,000	HSBC Holdings PLC (United Kingdom)	3.600	05/25/2023	2,940,267
1,100,000	Huntington National Bank (The), BKNT	3.550	10/06/2023	1,086,004
2,469,000	JPMorgan Chase & Co.	2.972	01/15/2023	2,390,247
4,836,000	JPMorgan Chase & Co.	3.200	01/25/2023	4,730,151
3,117,000	JPMorgan Chase & Co.	3.375	05/01/2023	3,036,053
3,103,000	JPMorgan Chase & Co.	2.700	05/18/2023	2,962,559
1,029,000	M&T Bank Corp.	3.550	07/26/2023	1,024,694
2,316,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	3.455	03/02/2023	2,291,034
1,659,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	3.761	07/26/2023	1,657,113
1,301,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	2.527	09/13/2023	1,233,374
3,114,000	Morgan Stanley, GMTN	3.125	01/23/2023	3,014,707
4,021,000	Morgan Stanley, GMTN	3.750	02/25/2023	3,983,624
3,202,000	Morgan Stanley, MTN	4.100	05/22/2023	3,187,872
1,200,000	PNC Bank NA	3.800	07/25/2023	1,191,550
1,350,000	PNC Bank NA, BKNT	2.950	01/30/2023	1,305,449
1,029,000	Regions Financial Corp.	3.800	08/14/2023	1,020,381
1,903,000	Royal Bank of Scotland Group PLC (United Kingdom)	6.100	06/10/2023	1,935,530
4,600,000	Royal Bank of Scotland Group PLC (United Kingdom)	3.875	09/12/2023	4,355,397
3,225,000	Royal Bank of Scotland Group PLC (United Kingdom)	6.000	12/19/2023	3,245,741
1,600,000	Santander UK Group Holdings PLC (United Kingdom)	3.571	01/10/2023	1,529,866
1,546,000	State Street Corp.	3.100	05/15/2023	1,499,547

Schedule of Investments

$1,577,000	State Street Corp.	3.700%	11/20/2023	$1,575,141
1,285,000	Sumitomo Mitsui Banking Corp. (Japan)	3.000	01/18/2023	1,250,095
1,100,000	Sumitomo Mitsui Banking Corp. (Japan)	3.950	07/19/2023	1,104,433
1,007,000	Sumitomo Mitsui Financial Group, Inc. (Japan)	3.102	01/17/2023	979,384
1,369,000	Sumitomo Mitsui Financial Group, Inc. (Japan)	3.748	07/19/2023	1,368,561
1,201,000	SunTrust Bank, BKNT	2.750	05/01/2023	1,148,963
2,633,000	Toronto-Dominion Bank (The), GMTN (Canada)	3.500	07/19/2023	2,624,078
2,000,000	U.S. Bank NA, BKNT	3.400	07/24/2023	1,974,822
6,123,000	Wells Fargo & Co.	3.069	01/24/2023	5,915,374
2,398,000	Wells Fargo & Co., GMTN	4.125	08/15/2023	2,389,264
3,218,000	Wells Fargo & Co., Series M, GMTN	3.450	02/13/2023	3,141,114
4,500,000	Wells Fargo Bank NA, BKNT	3.550	08/14/2023	4,423,874

				111,717,445

	Beverages - 4.8%
1,894,000	Anheuser-Busch InBev Finance, Inc. (Belgium)	2.625	01/17/2023	1,788,948
10,242,000	Anheuser-Busch InBev Finance, Inc. (Belgium)	3.300	02/01/2023	9,922,635
1,096,000	Coca-Cola Co. (The)	2.500	04/01/2023	1,060,943
2,343,000	Coca-Cola Co. (The)	3.200	11/01/2023	2,326,640
1,674,000	Constellation Brands, Inc.	4.250	05/01/2023	1,684,107
2,275,000	Diageo Capital PLC (United Kingdom)	2.625	04/29/2023	2,187,190
824,000	Keurig Dr Pepper, Inc.	3.130	12/15/2023	771,870
2,044,000	PepsiCo, Inc.	2.750	03/01/2023	1,988,954

				21,731,287

	Biotechnology - 0.9%
1,193,000	Amgen, Inc.	2.250	08/19/2023	1,114,262
1,741,000	Celgene Corp.	4.000	08/15/2023	1,733,821
1,079,000	Gilead Sciences, Inc.	2.500	09/01/2023	1,022,509

				3,870,592

	Chemicals - 1.3%
2,071,000	EI du Pont de Nemours & Co.	2.800	02/15/2023	2,060,465
1,513,000	LYB International Finance BV	4.000	07/15/2023	1,505,372
1,403,000	Mosaic Co. (The)	4.250	11/15/2023	1,408,763
876,000	Praxair, Inc.	2.700	02/21/2023	848,878

				5,823,478

	Commercial Services - 0.6%
963,000	Total System Services, Inc.	3.750	06/01/2023	950,149
1,784,000	United Rentals North America, Inc.	4.625	07/15/2023	1,779,540

				2,729,689

	Computers - 3.5%
2,780,000	Apple, Inc.	2.850	02/23/2023	2,711,002
9,313,000	Apple, Inc.	2.400	05/03/2023	8,884,132
2,800,000	International Business Machines Corp.	3.375	08/01/2023	2,746,172
1,391,000	Seagate HDD Cayman	4.750	06/01/2023	1,322,986

				15,664,292

	Cosmetics/Personal Care - 0.5%
875,000	Colgate-Palmolive Co., MTN	1.950	02/01/2023	827,013
1,564,000	Procter & Gamble Co. (The)	3.100	08/15/2023	1,554,446

				2,381,459

	Diversified Financial Services - 2.5%
1,303,000	Air Lease Corp.	3.000	09/15/2023	1,223,259
1,007,000	American Express Co.	3.400	02/27/2023	986,288
1,098,000	Ameriprise Financial, Inc.	4.000	10/15/2023	1,111,027
2,200,000	Capital One Bank USA NA	3.375	02/15/2023	2,112,571
2,000,000	Capital One Financial Corp.	3.200	01/30/2023	1,932,261
1,165,000	Capital One Financial Corp.	3.500	06/15/2023	1,133,666
1,267,000	Jefferies Financial Group, Inc.	5.500	10/18/2023	1,300,819
1,255,000	Jefferies Group LLC	5.125	01/20/2023	1,288,411

				11,088,302

	Electric - 2.9%
960,000	Black Hills Corp.	4.250	11/30/2023	968,789
733,000	Delmarva Power & Light Co.	3.500	11/15/2023	729,397
1,029,000	DTE Energy Co., Series D	3.700	08/01/2023	1,023,698
824,000	Duke Energy Carolinas LLC	2.500	03/15/2023	793,103
1,662,000	FirstEnergy Corp., Series B	4.250	03/15/2023	1,671,509
844,000	Florida Power & Light Co.	2.750	06/01/2023	825,732
999,000	PPL Capital Funding, Inc.	3.400	06/01/2023	985,725
697,000	Public Service Electric & Gas Co., MTN	2.375	05/15/2023	667,125
999,000	Sempra Energy	4.050	12/01/2023	988,943
1,174,000	Southern California Edison Co., Series C	3.500	10/01/2023	1,142,653
1,981,000	Southern Co. (The)	2.950	07/01/2023	1,897,297

Schedule of Investments

$1,248,000	Virginia Electric & Power Co., Series C	2.750%	03/15/2023	$1,205,336

				12,899,307

	Electrical Components & Equipment - 0.1%
617,000	Emerson Electric Co.	2.625	02/15/2023	596,962

	Electronics - 0.2%
1,059,000	Agilent Technologies, Inc.	3.875	07/15/2023	1,055,812

	Environmental Control - 0.4%
938,000	Republic Services, Inc.	4.750	05/15/2023	974,826
943,000	Waste Management, Inc.	2.400	05/15/2023	894,488

				1,869,314

	Food - 1.3%
1,256,000	Conagra Brands, Inc.	3.200	01/25/2023	1,221,389
1,150,000	Kellogg Co.	2.650	12/01/2023	1,076,717
2,633,000	Kraft Heinz Foods Co.	4.000	06/15/2023	2,607,403
804,000	Kroger Co. (The)	3.850	08/01/2023	799,613

				5,705,122

	Gas - 0.1%
658,000	National Fuel Gas Co.	3.750	03/01/2023	637,149

	Healthcare-Products - 1.3%
1,809,000	Abbott Laboratories	3.400	11/30/2023	1,783,509
982,000	Medtronic, Inc.	2.750	04/01/2023	952,303
1,556,000	Thermo Fisher Scientific, Inc.	3.150	01/15/2023	1,512,653
1,579,000	Thermo Fisher Scientific, Inc.	3.000	04/15/2023	1,519,468

				5,767,933

	Healthcare-Services - 2.2%
2,209,000	Aetna, Inc.	2.800	06/15/2023	2,090,857
1,564,000	Anthem, Inc.	3.300	01/15/2023	1,531,272
1,913,000	HCA, Inc.	4.750	05/01/2023	1,917,782
1,933,000	Howard Hughes Medical Institute	3.500	09/01/2023	1,962,705
1,169,000	UnitedHealth Group, Inc.	2.750	02/15/2023	1,133,190
1,204,000	UnitedHealth Group, Inc.	2.875	03/15/2023	1,170,109

				9,805,915

	Housewares - 0.6%
2,882,000	Newell Brands, Inc.	3.850	04/01/2023	2,808,302

	Insurance - 2.0%
1,151,000	Aflac, Inc.	3.625	06/15/2023	1,144,943
1,095,000	Allstate Corp. (The)	3.150	06/15/2023	1,079,986
808,000	Berkshire Hathaway, Inc.	3.000	02/11/2023	794,501
3,484,000	Berkshire Hathaway, Inc.	2.750	03/15/2023	3,377,262
593,000	Loews Corp.	2.625	05/15/2023	566,223
1,954,000	MetLife, Inc., Series D	4.368	09/15/2023	2,003,712

				8,966,627

	Internet - 0.7%
723,000	Booking Holdings, Inc.	2.750	03/15/2023	691,064
1,059,000	eBay, Inc.	2.750	01/30/2023	1,007,191
1,500,000	VeriSign, Inc.	4.625	05/01/2023	1,503,750

				3,202,005

	Investment Companies - 0.2%
958,000	Ares Capital Corp.	3.500	02/10/2023	911,150

	Iron/Steel - 0.3%
762,000	Nucor Corp.	4.000	08/01/2023	773,419
785,000	Reliance Steel & Aluminum Co.	4.500	04/15/2023	789,457

				1,562,876

	Machinery-Construction & Mining - 0.2%
764,000	Caterpillar Financial Services Corp., MTN	3.750	11/24/2023	768,009

	Machinery-Diversified - 1.2%
1,038,000	CNH Industrial NV (United Kingdom)	4.500	08/15/2023	1,040,595
1,014,000	Cummins, Inc.	3.650	10/01/2023	1,020,801
791,000	John Deere Capital Corp.	2.800	01/27/2023	766,704
1,467,000	John Deere Capital Corp., GMTN	2.800	03/06/2023	1,422,383
1,235,000	Roper Technologies, Inc.	3.650	09/15/2023	1,217,747

				5,468,230

	Media - 2.0%
1,204,000	Comcast Corp.	2.850	01/15/2023	1,161,720
1,666,000	Comcast Corp.	2.750	03/01/2023	1,608,320
1,653,000	NBCUniversal Media LLC	2.875	01/15/2023	1,602,386

Schedule of Investments

$713,000	Thomson Reuters Corp. (Canada)	4.300%	11/23/2023	$713,040
1,488,000	Time Warner Entertainment Co. LP	8.375	03/15/2023	1,704,798
1,674,000	Viacom, Inc.	4.250	09/01/2023	1,684,073
676,000	Warner Media LLC	4.050	12/15/2023	672,579

				9,146,916

	Metal Fabricate/Hardware - 0.3%
1,635,000	Precision Castparts Corp.	2.500	01/15/2023	1,574,589

	Mining - 0.3%
1,530,000	Goldcorp, Inc. (Canada)	3.700	03/15/2023	1,495,065

	Miscellaneous Manufacturing - 0.7%
2,429,000	General Electric Co., GMTN	3.100	01/09/2023	2,209,581
1,099,000	Ingersoll-Rand Global Holding Co. Ltd.	4.250	06/15/2023	1,118,212

				3,327,793

	Oil & Gas - 6.3%
1,298,000	Antero Resources Corp.	5.625	06/01/2023	1,291,510
695,000	Apache Corp.	2.625	01/15/2023	654,772
2,763,000	BP Capital Markets PLC (United Kingdom)	2.750	05/10/2023	2,647,828
1,170,000	BP Capital Markets PLC (United Kingdom)	3.994	09/26/2023	1,178,661
2,438,000	BP Capital Markets PLC (United Kingdom)	3.216	11/28/2023	2,382,639
1,517,000	Canadian Natural Resources Ltd. (Canada)	2.950	01/15/2023	1,450,824
990,000	Chevron Corp.	2.566	05/16/2023	949,133
3,661,000	Chevron Corp.	3.191	06/24/2023	3,598,352
2,369,000	Continental Resources, Inc.	4.500	04/15/2023	2,318,276
1,923,000	EOG Resources, Inc.	2.625	03/15/2023	1,833,358
1,875,000	Exxon Mobil Corp.	2.726	03/01/2023	1,823,793
2,291,000	Occidental Petroleum Corp.	2.700	02/15/2023	2,195,254
1,742,000	Shell International Finance BV (Netherlands)	2.250	01/06/2023	1,655,015
1,443,000	Shell International Finance BV (Netherlands)	3.400	08/12/2023	1,435,559
1,715,000	Total Capital Canada Ltd. (France)	2.750	07/15/2023	1,649,018
1,573,000	Total Capital International SA (France)	2.700	01/25/2023	1,520,472

				28,584,464

	Oil & Gas Services - 1.0%
1,913,000	Halliburton Co.	3.500	08/01/2023	1,874,518
2,678,000	Schlumberger Investment SA	3.650	12/01/2023	2,630,412

				4,504,930

	Packaging & Containers - 0.3%
1,174,000	Packaging Corp. of America	4.500	11/01/2023	1,199,675

	Pharmaceuticals - 7.7%
1,717,000	AbbVie, Inc.	2.850	05/14/2023	1,638,168
1,521,000	AstraZeneca PLC (United Kingdom)	3.500	08/17/2023	1,490,020
762,000	Bristol-Myers Squibb Co.	3.250	11/01/2023	753,654
1,005,000	Cardinal Health, Inc.	3.200	03/15/2023	967,907
7,805,000	CVS Health Corp.	3.700	03/09/2023	7,691,648
1,859,000	CVS Health Corp.	4.000	12/05/2023	1,846,755
1,739,000	Express Scripts Holding Co.	3.000	07/15/2023	1,657,410
2,308,000	GlaxoSmithKline Capital, Inc. (United Kingdom)	2.800	03/18/2023	2,222,533
1,007,000	GlaxoSmithKline Capital, Inc. (United Kingdom)	3.375	05/15/2023	997,006
868,000	Johnson & Johnson	2.050	03/01/2023	831,744
1,212,000	Johnson & Johnson	3.375	12/05/2023	1,231,708
2,828,000	Merck & Co., Inc.	2.800	05/18/2023	2,753,894
1,040,000	Mylan, Inc.	4.200	11/29/2023	1,017,586
1,568,000	Pfizer, Inc.	3.000	06/15/2023	1,545,151
1,724,000	Pfizer, Inc.	3.200	09/15/2023	1,709,660
4,449,000	Shire Acquisitions Investments Ireland DAC	2.875	09/23/2023	4,167,571
2,303,000	Zoetis, Inc.	3.250	02/01/2023	2,253,284

				34,775,699

	Pipelines - 4.5%
717,000	Buckeye Partners LP	4.150	07/01/2023	698,456
1,112,000	Enbridge, Inc. (Canada)	4.000	10/01/2023	1,106,699
1,077,000	Energy Transfer Operating LP	3.600	02/01/2023	1,039,843
1,163,000	Energy Transfer Partners LP/Regency Energy Finance Corp.	4.500	11/01/2023	1,155,397
2,293,000	Enterprise Products Operating LLC	3.350	03/15/2023	2,242,870
810,000	Kinder Morgan Energy Partners LP	3.450	02/15/2023	786,059
1,139,000	Kinder Morgan Energy Partners LP	3.500	09/01/2023	1,096,590
1,626,000	Kinder Morgan, Inc.	3.150	01/15/2023	1,557,506
1,566,000	MPLX LP	4.500	07/15/2023	1,573,461
813,000	ONEOK, Inc.	7.500	09/01/2023	917,906
1,087,000	Plains All American Pipeline LP/PAA Finance Corp.	3.850	10/15/2023	1,043,580
2,900,000	Sabine Pass Liquefaction LLC	5.625	04/15/2023	3,025,654

Schedule of Investments

$1,390,000	TransCanada PipeLines Ltd. (Canada)	3.750%	10/16/2023	$1,368,135
1,627,000	Williams Cos., Inc. (The)	3.700	01/15/2023	1,585,891
1,015,000	Williams Cos., Inc. (The)	4.500	11/15/2023	1,019,235

				20,217,282

	REITs - 4.5%
548,000	Alexandria Real Estate Equities, Inc.	3.900	06/15/2023	549,108
1,566,000	American Tower Corp.	3.500	01/31/2023	1,527,383
1,687,000	Boston Properties LP	3.850	02/01/2023	1,669,712
764,000	Boston Properties LP	3.125	09/01/2023	734,311
662,000	Brixmor Operating Partnership LP	3.250	09/15/2023	634,142
1,231,000	CC Holdings GS V LLC/Crown Castle GS III Corp.	3.849	04/15/2023	1,210,874
2,812,000	Crown Castle International Corp.	5.250	01/15/2023	2,912,665
550,000	ERP Operating LP	3.000	04/15/2023	535,921
1,003,000	GLP Capital LP/GLP Financing II, Inc.	5.375	11/01/2023	1,020,232
1,312,000	HCP, Inc.	4.250	11/15/2023	1,305,854
1,157,000	Hospitality Properties Trust	4.500	06/15/2023	1,150,942
1,463,000	Omega Healthcare Investors, Inc.	4.375	08/01/2023	1,444,731
1,448,000	Prologis LP	4.250	08/15/2023	1,489,410
1,222,000	Realty Income Corp.	4.650	08/01/2023	1,267,385
833,000	Simon Property Group LP	2.750	02/01/2023	802,718
1,145,000	Welltower, Inc.	3.750	03/15/2023	1,132,540
914,000	Weyerhaeuser Co.	4.625	09/15/2023	944,310

				20,332,238

	Retail - 3.1%
1,328,000	AutoZone, Inc.	3.125	07/15/2023	1,286,030
1,590,000	Dollar General Corp.	3.250	04/15/2023	1,543,034
1,661,000	Home Depot, Inc. (The)	2.700	04/01/2023	1,616,349
707,000	Lowe’s Cos., Inc.	3.875	09/15/2023	717,142
1,102,000	Macy’s Retail Holdings, Inc.	2.875	02/15/2023	1,029,209
1,163,000	QVC, Inc.	4.375	03/15/2023	1,129,888
1,126,000	Starbucks Corp.	3.850	10/01/2023	1,135,259
695,000	TJX Cos., Inc. (The)	2.500	05/15/2023	666,241
2,890,000	Walmart, Inc.	2.550	04/11/2023	2,789,612
2,014,000	Walmart, Inc.	3.400	06/26/2023	2,011,546

				13,924,310

	Semiconductors - 1.2%
991,000	Analog Devices, Inc.	2.875	06/01/2023	949,946
1,033,000	Analog Devices, Inc.	3.125	12/05/2023	994,374
624,000	Maxim Integrated Products, Inc.	3.375	03/15/2023	613,663
2,221,000	QUALCOMM, Inc.	2.600	01/30/2023	2,113,819
898,000	Texas Instruments, Inc.	2.250	05/01/2023	855,004

				5,526,806

	Software - 3.0%
1,181,000	Fidelity National Information Services, Inc.	3.500	04/15/2023	1,161,253
1,893,000	Microsoft Corp.	2.375	05/01/2023	1,819,153
2,427,000	Microsoft Corp.	2.000	08/08/2023	2,283,761
2,424,000	Microsoft Corp.	3.625	12/15/2023	2,448,970
1,847,000	Oracle Corp.	3.625	07/15/2023	1,848,384
4,374,000	Oracle Corp.	2.400	09/15/2023	4,136,301

				13,697,822

	Telecommunications - 4.6%
4,272,000	AT&T, Inc.	3.600	02/17/2023	4,208,251
734,000	Cisco Systems, Inc.	2.600	02/28/2023	710,120
1,031,000	Cisco Systems, Inc.	2.200	09/20/2023	974,078
813,000	Motorola Solutions, Inc.	3.500	03/01/2023	787,097
508,000	Rogers Communications, Inc. (Canada)	3.000	03/15/2023	494,150
923,000	Rogers Communications, Inc. (Canada)	4.100	10/01/2023	935,360
1,050,000	Telefonica Emisiones SAU (Spain)	4.570	04/27/2023	1,071,792
9,001,000	Verizon Communications, Inc.	5.150	09/15/2023	9,527,238
2,438,000	Vodafone Group PLC (United Kingdom)	2.950	02/19/2023	2,327,853

				21,035,939

	Textiles - 0.2%
789,000	Mohawk Industries, Inc.	3.850	02/01/2023	784,933

	Transportation - 1.0%
1,437,000	Burlington Northern Santa Fe LLC	3.000	03/15/2023	1,402,001
1,308,000	Burlington Northern Santa Fe LLC	3.850	09/01/2023	1,326,116
827,000	CSX Corp.	3.700	11/01/2023	831,423
1,113,000	Norfolk Southern Corp.	2.903	02/15/2023	1,080,017

				4,639,557

	Total Corporate Bonds (Cost $461,502,115)			447,607,262

Schedule of Investments

Number of Shares
	Money Market Fund - 0.2%
$725,609	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(a) (Cost $725,609)	$725,609

	Total Investments in Securities (Cost $462,227,724) - 99.1%	448,332,871
	Other assets less liabilities - 0.9%	4,125,453

	Net Assets - 100.0%	$452,458,324

Investment Abbreviations:

BKNT - Bank Note

GMTN - Global Medium-Term Note

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)

November 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds - 98.9%
	Advertising - 0.9%
$1,055,000	Interpublic Group of Cos., Inc. (The)	4.200%	04/15/2024	$1,045,384
892,000	Omnicom Group, Inc./Omnicom Capital, Inc.	3.650	11/01/2024	857,656
965,000	WPP Finance 2010 (United Kingdom)	3.750	09/19/2024	897,570

				2,800,610

	Aerospace/Defense - 1.2%
1,798,000	Arconic, Inc.	5.125	10/01/2024	1,749,679
1,299,000	Rockwell Collins, Inc.	3.200	03/15/2024	1,243,441
980,000	United Technologies Corp.	2.800	05/04/2024	924,174

				3,917,294

	Agriculture - 1.2%
1,998,000	Altria Group, Inc.	4.000	01/31/2024	1,996,573
1,000,000	Bunge Ltd. Finance Corp.	4.350	03/15/2024	989,356
904,000	Philip Morris International, Inc.	3.250	11/10/2024	874,689

				3,860,618

	Auto Manufacturers - 1.4%
757,000	American Honda Finance Corp., MTN	2.900	02/16/2024	727,270
1,000,000	Ford Motor Credit Co. LLC	3.810	01/09/2024	910,704
900,000	Ford Motor Credit Co. LLC	3.664	09/08/2024	798,098
1,732,000	General Motors Financial Co., Inc.	3.950	04/13/2024	1,644,409
617,000	Toyota Motor Credit Corp., MTN	2.900	04/17/2024	593,384

				4,673,865

	Auto Parts & Equipment - 0.7%
1,052,000	Aptiv Corp.	4.150	03/15/2024	1,039,767
1,177,000	Magna International, Inc. (Canada)	3.625	06/15/2024	1,164,316

				2,204,083

	Banks - 23.2%
3,570,000	Bank of America Corp., MTN	4.125	01/22/2024	3,587,190
3,178,000	Bank of America Corp., MTN	4.000	04/01/2024	3,175,247
4,094,000	Bank of America Corp., MTN	4.200	08/26/2024	4,054,932
753,000	Bank of New York Mellon Corp. (The)	3.400	05/15/2024	738,874
868,000	Bank of New York Mellon Corp. (The), MTN	3.250	09/11/2024	842,846
1,140,000	Bank of New York Mellon Corp. (The), Series 0012, MTN	3.650	02/04/2024	1,133,033
900,000	Barclays Bank PLC, BKNT (United Kingdom)	3.750	05/15/2024	878,696
1,800,000	Barclays PLC (United Kingdom)	4.375	09/11/2024	1,673,222
1,600,000	BB&T Corp., MTN	2.850	10/26/2024	1,517,569
1,400,000	BNP Paribas SA, MTN (France)	4.250	10/15/2024	1,365,238
2,250,000	BPCE SA (France)	4.000	04/15/2024	2,252,887
1,051,000	Citigroup, Inc.	3.750	06/16/2024	1,034,617
1,155,000	Citigroup, Inc.	4.000	08/05/2024	1,132,840
4,150,000	Credit Suisse AG, MTN (Switzerland)	3.625	09/09/2024	4,039,574
1,083,000	Fifth Third Bancorp	4.300	01/16/2024	1,088,922
4,151,000	Goldman Sachs Group, Inc. (The), GMTN	4.000	03/03/2024	4,081,662
3,398,000	Goldman Sachs Group, Inc. (The), MTN	3.850	07/08/2024	3,304,128
2,850,000	HSBC Holdings PLC (United Kingdom)	4.250	03/14/2024	2,795,112
1,000,000	HSBC USA, Inc.	3.500	06/23/2024	973,616
1,450,000	Intesa Sanpaolo SpA (Italy)	5.250	01/12/2024	1,385,739
2,025,000	JPMorgan Chase & Co.	3.875	02/01/2024	2,026,041
2,858,000	JPMorgan Chase & Co.	3.625	05/13/2024	2,808,500
4,324,000	JPMorgan Chase & Co.	3.875	09/10/2024	4,234,276
1,400,000	Lloyds Banking Group PLC (United Kingdom)	4.500	11/04/2024	1,345,483
4,162,000	Morgan Stanley, GMTN	3.700	10/23/2024	4,049,623
4,177,000	Morgan Stanley, Series F, GMTN	3.875	04/29/2024	4,115,966
500,000	PNC Bank NA	3.300	10/30/2024	489,962
1,090,000	PNC Financial Services Group, Inc. (The)	3.900	04/29/2024	1,081,005
3,100,000	Royal Bank of Scotland Group PLC (United Kingdom)	5.125	05/28/2024	2,998,650
1,517,000	Santander UK PLC (United Kingdom)	4.000	03/13/2024	1,504,268
1,476,000	State Street Corp.	3.300	12/16/2024	1,431,947
900,000	Sumitomo Mitsui Banking Corp. (Japan)	3.950	01/10/2024	908,714
500,000	Sumitomo Mitsui Banking Corp., GMTN (Japan)	3.400	07/11/2024	490,116
1,012,000	U.S. Bancorp, MTN	3.700	01/30/2024	1,015,601
1,526,000	U.S. Bancorp, MTN	3.600	09/11/2024	1,498,192
924,000	Wells Fargo & Co.	4.480	01/16/2024	937,929

Schedule of Investments

$3,095,000	Wells Fargo & Co., MTN	3.300%	09/09/2024	$2,966,712

				74,958,929

	Beverages - 1.8%
1,989,000	Anheuser-Busch InBev Finance, Inc. (Belgium)	3.700	02/01/2024	1,931,826
2,100,000	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	3.500	01/12/2024	2,026,746
1,697,000	PepsiCo, Inc.	3.600	03/01/2024	1,703,929

				5,662,501

	Biotechnology - 1.8%
2,026,000	Amgen, Inc.	3.625	05/22/2024	1,987,663
1,480,000	Celgene Corp.	3.625	05/15/2024	1,436,708
2,520,000	Gilead Sciences, Inc.	3.700	04/01/2024	2,501,097

				5,925,468

	Chemicals - 1.1%
1,455,000	Dow Chemical Co. (The)	3.500	10/01/2024	1,399,325
1,450,000	LyondellBasell Industries NV	5.750	04/15/2024	1,549,552
539,000	Sherwin-Williams Co. (The)	3.125	06/01/2024	510,129

				3,459,006

	Commercial Services - 0.2%
703,000	Moody’s Corp.	4.875	02/15/2024	727,747
	Computers - 3.8%
2,773,000	Apple, Inc.	3.000	02/09/2024	2,690,138
3,625,000	Apple, Inc.	3.450	05/06/2024	3,596,395
2,773,000	Apple, Inc.	2.850	05/11/2024	2,672,788
539,000	DXC Technology Co.	4.250	04/15/2024	528,167
2,800,000	International Business Machines Corp.	3.625	02/12/2024	2,756,861

				12,244,349

	Cosmetics/Personal Care - 0.7%
715,000	Colgate-Palmolive Co., MTN	3.250	03/15/2024	708,897
1,000,000	Unilever Capital Corp. (United Kingdom)	3.250	03/07/2024	982,905
700,000	Unilever Capital Corp. (United Kingdom)	2.600	05/05/2024	666,066

				2,357,868

	Diversified Financial Services - 4.2%
684,000	Air Lease Corp.	4.250	09/15/2024	674,372
2,300,000	American Express Co.	3.000	10/30/2024	2,171,336
960,000	American Express Co.	3.625	12/05/2024	935,998
831,000	Ameriprise Financial, Inc.	3.700	10/15/2024	823,471
1,494,000	BlackRock, Inc.	3.500	03/18/2024	1,489,724
980,000	Brookfield Finance LLC (Canada)	4.000	04/01/2024	974,674
925,000	Capital One Financial Corp.	3.750	04/24/2024	896,051
725,000	Discover Financial Services	3.950	11/06/2024	708,261
1,296,000	Mastercard, Inc.	3.375	04/01/2024	1,285,065
969,000	Nasdaq, Inc.	4.250	06/01/2024	971,523
799,000	Stifel Financial Corp.	4.250	07/18/2024	796,856
1,975,000	Synchrony Financial	4.250	08/15/2024	1,816,471

				13,543,802

	Electric - 1.2%
561,000	Dominion Energy, Inc.	3.625	12/01/2024	548,042
1,380,000	Duke Energy Corp.	3.750	04/15/2024	1,365,501
688,000	Florida Power & Light Co.	3.250	06/01/2024	683,582
860,000	MidAmerican Energy Co.	3.500	10/15/2024	860,469
578,000	Sempra Energy	3.550	06/15/2024	563,902

				4,021,496

	Electronics - 0.5%
819,000	Ingram Micro, Inc.	5.450	12/15/2024	793,535
696,000	Keysight Technologies, Inc.	4.550	10/30/2024	697,299

				1,490,834

	Engineering & Construction - 0.3%
862,000	Fluor Corp.	3.500	12/15/2024	833,813

	Food - 1.6%
804,000	General Mills, Inc.	3.650	02/15/2024	792,233
904,000	Kroger Co. (The)	4.000	02/01/2024	898,250
948,000	McCormick & Co., Inc.	3.150	08/15/2024	905,917
961,000	Mondelez International, Inc.	4.000	02/01/2024	957,553
1,674,000	Tyson Foods, Inc.	3.950	08/15/2024	1,654,716

				5,208,669

	Forest Products & Paper - 0.6%
689,000	Georgia-Pacific LLC	8.000	01/15/2024	817,410
1,035,000	International Paper Co.	3.650	06/15/2024	1,027,594

				1,845,004

Schedule of Investments

	Gas - 0.3%
$924,000	Southern California Gas Co.	3.150%	09/15/2024	$900,236

	Healthcare-Products - 2.3%
2,292,000	Becton, Dickinson and Co.	3.363	06/06/2024	2,188,725
2,068,000	Becton, Dickinson and Co.	3.734	12/15/2024	1,998,330
1,035,000	Medtronic, Inc.	3.625	03/15/2024	1,027,869
879,000	Stryker Corp.	3.375	05/15/2024	859,229
1,451,000	Thermo Fisher Scientific, Inc.	4.150	02/01/2024	1,458,661

				7,532,814

	Healthcare-Services - 2.1%
963,000	Aetna, Inc.	3.500	11/15/2024	928,862
943,000	Anthem, Inc.	3.500	08/15/2024	910,872
1,200,000	Anthem, Inc.	3.350	12/01/2024	1,152,586
2,830,000	HCA, Inc.	5.000	03/15/2024	2,844,150
883,000	Humana, Inc.	3.850	10/01/2024	868,074

				6,704,544

	Home Builders - 0.3%
1,000,000	Lennar Corp.	4.500	04/30/2024	960,000

	Household Products/Wares - 0.2%
810,000	Clorox Co. (The)	3.500	12/15/2024	795,157

	Housewares - 0.2%
619,000	Newell Brands, Inc.	4.000	12/01/2024	593,647

	Insurance - 3.4%
1,035,000	Aflac, Inc.	3.625	11/15/2024	1,017,768
1,596,000	American International Group, Inc.	4.125	02/15/2024	1,580,132
1,175,000	Aon PLC	3.500	06/14/2024	1,143,385
673,000	Assured Guaranty US Holdings, Inc.	5.000	07/01/2024	689,437
694,000	Brown & Brown, Inc.	4.200	09/15/2024	684,582
1,010,000	Chubb INA Holdings, Inc.	3.350	05/15/2024	988,708
820,000	CNA Financial Corp.	3.950	05/15/2024	806,379
883,000	Marsh & McLennan Cos., Inc.	3.500	06/03/2024	860,061
1,380,000	MetLife, Inc.	3.600	04/10/2024	1,370,724
1,030,000	Prudential Financial, Inc., MTN	3.500	05/15/2024	1,020,273
971,000	Willis North America, Inc.	3.600	05/15/2024	933,546

				11,094,995

	Internet - 2.3%
1,160,000	Alphabet, Inc.	3.375	02/25/2024	1,156,624
3,000,000	Amazon.com, Inc.	2.800	08/22/2024	2,869,954
1,796,000	Amazon.com, Inc.	3.800	12/05/2024	1,813,334
1,057,000	eBay, Inc.	3.450	08/01/2024	1,002,652
698,000	Expedia Group, Inc.	4.500	08/15/2024	693,267

				7,535,831

	Machinery-Construction & Mining - 0.4%
1,443,000	Caterpillar, Inc.	3.400	05/15/2024	1,432,873

	Machinery-Diversified - 0.9%
800,000	CNH Industrial Capital LLC	4.200	01/15/2024	791,857
547,000	John Deere Capital Corp., MTN	3.350	06/12/2024	539,598
1,500,000	Wabtec Corp.	4.150	03/15/2024	1,449,189

				2,780,644

	Media - 2.5%
941,000	CBS Corp.	3.700	08/15/2024	909,147
1,700,000	Charter Communications Operating LLC/Charter Communications Operating Capital, Series USD	4.500	02/01/2024	1,689,624
1,805,000	Comcast Corp.	3.000	02/01/2024	1,741,712
1,854,000	Comcast Corp.	3.600	03/01/2024	1,842,870
810,000	Viacom, Inc.	3.875	04/01/2024	801,779
1,043,000	Warner Media LLC	3.550	06/01/2024	1,001,365

				7,986,497

	Miscellaneous Manufacturing - 1.3%
1,153,000	General Electric Co.	3.375	03/11/2024	1,030,747
924,000	General Electric Co., GMTN	3.450	05/15/2024	826,613
1,052,000	Illinois Tool Works, Inc.	3.500	03/01/2024	1,055,014
624,000	Ingersoll-Rand Luxembourg Finance SA	3.550	11/01/2024	606,682
729,000	Parker-Hannifin Corp., MTN	3.300	11/21/2024	713,667

				4,232,723

Schedule of Investments

	Office/Business Equipment - 0.2%
$649,000	Pitney Bowes, Inc.	4.625%	03/15/2024	$586,534

	Oil & Gas - 7.1%
830,000	Anadarko Petroleum Corp.	3.450	07/15/2024	791,860
1,871,000	BP Capital Markets PLC (United Kingdom)	3.814	02/10/2024	1,869,297
1,512,000	BP Capital Markets PLC (United Kingdom)	3.224	04/14/2024	1,466,919
1,188,000	BP Capital Markets PLC (United Kingdom)	3.535	11/04/2024	1,165,595
851,000	Canadian Natural Resources Ltd. (Canada)	3.800	04/15/2024	831,610
1,490,000	Chevron Corp.	2.895	03/03/2024	1,435,744
1,087,000	Cimarex Energy Co.	4.375	06/01/2024	1,062,884
1,736,000	Continental Resources, Inc.	3.800	06/01/2024	1,640,514
1,522,000	Equinor ASA (Norway)	3.700	03/01/2024	1,529,057
1,411,000	Exxon Mobil Corp.	3.176	03/15/2024	1,390,537
945,000	Husky Energy, Inc. (Canada)	4.000	04/15/2024	923,583
823,000	Kerr-McGee Corp.	6.950	07/01/2024	913,746
1,140,000	Marathon Petroleum Corp.	3.625	09/15/2024	1,095,333
1,514,000	Newfield Exploration Co.	5.625	07/01/2024	1,551,850
882,000	Noble Energy, Inc.	3.900	11/15/2024	844,456
1,346,000	Suncor Energy, Inc. (Canada)	3.600	12/01/2024	1,305,329
1,411,000	Total Capital International SA (France)	3.700	01/15/2024	1,419,069
1,875,000	Total Capital International SA (France)	3.750	04/10/2024	1,883,379

				23,120,762

	Oil & Gas Services - 0.2%
747,000	Oceaneering International, Inc.	4.650	11/15/2024	657,252

	Pharmaceuticals - 3.9%
1,524,000	Allergan Funding SCS	3.850	06/15/2024	1,479,478
791,000	AmerisourceBergen Corp.	3.400	05/15/2024	759,377
858,000	Cardinal Health, Inc.	3.079	06/15/2024	803,324
865,000	CVS Health Corp.	3.375	08/12/2024	827,968
1,358,000	Express Scripts Holding Co.	3.500	06/15/2024	1,317,219
1,450,000	McKesson Corp.	3.796	03/15/2024	1,417,937
3,157,000	Novartis Capital Corp. (Switzerland)	3.400	05/06/2024	3,120,100
800,000	Perrigo Finance Unlimited Co.	3.900	12/15/2024	765,643
1,515,000	Pfizer, Inc.	3.400	05/15/2024	1,505,678
647,000	Wyeth LLC	6.450	02/01/2024	734,151

				12,730,875

	Pipelines - 6.1%
1,000,000	Antero Midstream Partners LP/Antero Midstream Finance Corp.	5.375	09/15/2024	980,200
979,000	Boardwalk Pipelines LP	4.950	12/15/2024	992,277
696,000	Enable Midstream Partners LP	3.900	05/15/2024	666,939
840,000	Enbridge, Inc. (Canada)	3.500	06/10/2024	806,993
762,000	EnLink Midstream Partners LP	4.400	04/01/2024	727,800
1,038,000	Enterprise Products Operating LLC	3.900	02/15/2024	1,032,673
619,000	EQM Midstream Partners LP	4.000	08/01/2024	590,211
1,203,000	Kinder Morgan Energy Partners LP	4.150	02/01/2024	1,186,569
699,000	Kinder Morgan Energy Partners LP	4.300	05/01/2024	693,547
917,000	Kinder Morgan Energy Partners LP	4.250	09/01/2024	905,757
1,472,000	MPLX LP	4.875	12/01/2024	1,490,143
989,000	Plains All American Pipeline LP/PAA Finance Corp.	3.600	11/01/2024	931,016
2,800,000	Sabine Pass Liquefaction LLC	5.750	05/15/2024	2,951,222
1,695,000	Spectra Energy Partners LP	4.750	03/15/2024	1,721,409
843,000	Sunoco Logistics Partners Operations LP	4.250	04/01/2024	825,915
1,357,000	Williams Cos., Inc. (The)	4.300	03/04/2024	1,341,031
1,725,000	Williams Cos., Inc. (The)	4.550	06/24/2024	1,728,393

				19,572,095

	REITs - 3.1%
1,641,000	American Tower Corp.	5.000	02/15/2024	1,696,526
1,027,000	Boston Properties LP	3.800	02/01/2024	1,009,150
520,000	Brixmor Operating Partnership LP	3.650	06/15/2024	499,184
850,000	Crown Castle International Corp.	3.200	09/01/2024	802,318
962,000	HCP, Inc.	3.875	08/15/2024	935,287
791,000	Simon Property Group LP	3.750	02/01/2024	786,068
1,525,000	Simon Property Group LP	3.375	10/01/2024	1,483,873
747,000	VEREIT Operating Partnership LP	4.600	02/06/2024	745,830
1,158,000	Washington Prime Group LP	5.950	08/15/2024	1,076,098
863,000	WP Carey, Inc.	4.600	04/01/2024	867,775

				9,902,109

	Retail - 4.1%
1,502,000	Costco Wholesale Corp.	2.750	05/18/2024	1,452,247
1,571,000	Home Depot, Inc. (The)	3.750	02/15/2024	1,588,085

Schedule of Investments

$927,000	Macy’s Retail Holdings, Inc.	3.625%	06/01/2024	$875,129
712,000	McDonald’s Corp., MTN	3.250	06/10/2024	691,668
859,000	QVC, Inc.	4.850	04/01/2024	842,827
1,564,000	Target Corp.	3.500	07/01/2024	1,566,122
2,742,000	Walgreens Boots Alliance, Inc.	3.800	11/18/2024	2,678,098
2,079,000	Walmart, Inc.	3.300	04/22/2024	2,056,373
1,500,000	Walmart, Inc.	2.650	12/15/2024	1,429,772

				13,180,321

	Semiconductors - 3.1%
3,800,000	Broadcom Corp./Broadcom Cayman Finance Ltd.	3.625	01/15/2024	3,596,482
1,823,000	Intel Corp.	2.875	05/11/2024	1,753,639
1,838,000	KLA-Tencor Corp.	4.650	11/01/2024	1,870,170
1,969,000	QUALCOMM, Inc.	2.900	05/20/2024	1,858,454
1,069,000	Xilinx, Inc.	2.950	06/01/2024	1,010,374

				10,089,119

	Software - 2.8%
505,000	Fidelity National Information Services, Inc.	3.875	06/05/2024	499,475
3,022,000	Microsoft Corp.	2.875	02/06/2024	2,935,263
2,847,000	Oracle Corp.	3.400	07/08/2024	2,798,658
3,000,000	Oracle Corp.	2.950	11/15/2024	2,868,140

				9,101,536

	Telecommunications - 4.6%
1,082,000	AT&T, Inc.	3.800	03/01/2024	1,059,623
1,203,000	AT&T, Inc.	3.900	03/11/2024	1,181,700
1,669,000	AT&T, Inc.	4.450	04/01/2024	1,679,619
1,572,000	Cisco Systems, Inc.	3.625	03/04/2024	1,578,948
650,000	Juniper Networks, Inc.	4.500	03/15/2024	657,411
844,000	Motorola Solutions, Inc.	4.000	09/01/2024	821,998
1,470,000	Verizon Communications, Inc.	4.150	03/15/2024	1,486,212
3,574,000	Verizon Communications, Inc.	3.500	11/01/2024	3,489,428
3,000,000	Vodafone Group PLC (United Kingdom)	3.750	01/16/2024	2,926,186

				14,881,125

	Transportation - 1.1%
805,000	Burlington Northern Santa Fe LLC	3.750	04/01/2024	810,771
984,000	Burlington Northern Santa Fe LLC	3.400	09/01/2024	971,872
825,000	CSX Corp.	3.400	08/01/2024	810,436
1,040,000	FedEx Corp.	4.000	01/15/2024	1,054,949

				3,648,028

	Total Corporate Bonds (Cost $331,874,900)			319,755,673

Number of Shares
	Money Market Fund - 0.2%
670,279	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(a) (Cost $670,279)			670,279

	Total Investments in Securities (Cost $332,545,179) - 99.1%			320,425,952
	Other assets less liabilities - 0.9%			2,984,866

	Net Assets - 100.0%			$323,410,818

Investment Abbreviations:

BKNT - Bank Note

GMTN - Global Medium-Term Note

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)

November 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds - 98.4%
	Aerospace/Defense - 1.3%
$439,000	Harris Corp.	3.832%	04/27/2025	$426,684
461,000	Lockheed Martin Corp.	2.900	03/01/2025	437,414
857,000	United Technologies Corp.	3.950	08/16/2025	847,769

				1,711,867

	Agriculture - 1.2%
336,000	Philip Morris International, Inc.	3.375	08/11/2025	325,303
1,359,000	Reynolds American, Inc. (United Kingdom)	4.450	06/12/2025	1,322,487

				1,647,790

	Auto Manufacturers - 1.4%
400,000	Ford Motor Credit Co. LLC	4.687	06/09/2025	372,257
700,000	Ford Motor Credit Co. LLC	4.134	08/04/2025	628,330
121,000	General Motors Co.	4.000	04/01/2025	113,681
578,000	General Motors Financial Co., Inc.	4.000	01/15/2025	543,436
231,000	General Motors Financial Co., Inc.	4.300	07/13/2025	217,591

				1,875,295

	Auto Parts & Equipment - 0.5%
231,000	BorgWarner, Inc.	3.375	03/15/2025	222,758
448,000	Magna International, Inc. (Canada)	4.150	10/01/2025	450,247

				673,005

	Banks - 21.3%
600,000	Banco Santander SA (Spain)	5.179	11/19/2025	591,427
1,138,000	Bank of America Corp., MTN	4.000	01/22/2025	1,104,643
1,475,000	Bank of America Corp., MTN	3.875	08/01/2025	1,456,887
1,038,000	Bank of America Corp., Series L, MTN	3.950	04/21/2025	1,003,044
231,000	Bank of New York Mellon Corp. (The), Series G, MTN	3.000	02/24/2025	219,772
1,000,000	Barclays PLC (United Kingdom)	3.650	03/16/2025	920,382
536,000	BB&T Corp., MTN	3.700	06/05/2025	528,417
700,000	Branch Banking & Trust Co.	3.625	09/16/2025	680,524
668,000	Citigroup, Inc.	3.875	03/26/2025	643,175
794,000	Citigroup, Inc.	3.300	04/27/2025	749,139
1,359,000	Citigroup, Inc.	4.400	06/10/2025	1,336,458
795,000	Citigroup, Inc.	5.500	09/13/2025	829,081
448,000	Citizens Financial Group, Inc.	4.300	12/03/2025	438,246
850,000	Cooperatieve Rabobank UA (Netherlands)	4.375	08/04/2025	831,100
800,000	Deutsche Bank AG (Germany)	4.500	04/01/2025	688,478
400,000	Fifth Third Bank, BKNT	3.950	07/28/2025	401,173
1,318,000	Goldman Sachs Group, Inc. (The)	3.500	01/23/2025	1,246,481
1,134,000	Goldman Sachs Group, Inc. (The)	3.750	05/22/2025	1,083,773
1,115,000	Goldman Sachs Group, Inc. (The)	4.250	10/21/2025	1,076,312
800,000	HSBC Holdings PLC (United Kingdom)	4.250	08/18/2025	768,227
1,322,000	JPMorgan Chase & Co.	3.125	01/23/2025	1,243,614
1,562,000	JPMorgan Chase & Co.	3.900	07/15/2025	1,533,509
1,000,000	KeyBank NA	3.300	06/01/2025	970,918
108,000	Lloyds Bank PLC (United Kingdom)	3.500	05/14/2025	102,605
600,000	Lloyds Banking Group PLC (United Kingdom)	4.582	12/10/2025	567,006
1,677,000	Morgan Stanley, GMTN	4.000	07/23/2025	1,643,103
1,129,000	Morgan Stanley, GMTN	5.000	11/24/2025	1,145,088
99,000	MUFG Americas Holdings Corp.	3.000	02/10/2025	93,892
448,000	Northern Trust Corp.	3.950	10/30/2025	450,727
600,000	PNC Bank NA, MTN	3.250	06/01/2025	576,335
669,000	Santander Holdings USA, Inc.	4.500	07/17/2025	648,602
678,000	State Street Corp.	3.550	08/18/2025	665,064
400,000	Sumitomo Mitsui Banking Corp., GMTN (Japan)	3.650	07/23/2025	394,458
1,253,000	Wells Fargo & Co., GMTN	3.000	02/19/2025	1,174,663
1,501,000	Wells Fargo & Co., MTN	3.550	09/29/2025	1,436,680

				29,243,003

	Beverages - 1.3%
799,000	Coca-Cola Co. (The)	2.875	10/27/2025	759,043
121,000	Keurig Dr Pepper, Inc.	3.400	11/15/2025	112,248
448,000	PepsiCo, Inc.	2.750	04/30/2025	424,490
557,000	PepsiCo, Inc.	3.500	07/17/2025	551,825

				1,847,606

Schedule of Investments

	Biotechnology - 3.1%
$678,000	Amgen, Inc.	3.125%	05/01/2025	$643,302
799,000	Baxalta, Inc.	4.000	06/23/2025	770,927
799,000	Biogen, Inc.	4.050	09/15/2025	790,009
1,305,000	Celgene Corp.	3.875	08/15/2025	1,253,666
799,000	Gilead Sciences, Inc.	3.500	02/01/2025	774,402

				4,232,306

	Building Materials - 0.3%
321,000	Fortune Brands Home & Security, Inc.	4.000	06/15/2025	316,311
121,000	Masco Corp.	4.450	04/01/2025	120,543

				436,854

	Chemicals - 0.6%
696,000	Eastman Chemical Co.	3.800	03/15/2025	672,905
231,000	Nutrien Ltd. (Canada)	3.375	03/15/2025	215,818

				888,723

	Commercial Services - 1.1%
560,000	Automatic Data Processing, Inc.	3.375	09/15/2025	553,017
455,000	S&P Global, Inc.	4.000	06/15/2025	455,356
560,000	Verisk Analytics, Inc.	4.000	06/15/2025	554,266

				1,562,639

	Computers - 3.4%
1,000,000	Apple, Inc.	2.750	01/13/2025	946,438
795,000	Apple, Inc.	2.500	02/09/2025	740,763
1,235,000	Apple, Inc.	3.200	05/13/2025	1,196,014
1,359,000	Hewlett Packard Enterprise Co.	4.900	10/15/2025	1,365,660
336,000	International Business Machines Corp.	7.000	10/30/2025	394,382

				4,643,257

	Cosmetics/Personal Care - 0.2%
300,000	Unilever Capital Corp. (United Kingdom)	3.100	07/30/2025	288,021

	Diversified Financial Services - 4.3%
300,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	4.450	10/01/2025	292,444
555,000	Capital One Financial Corp.	3.200	02/05/2025	512,572
795,000	Capital One Financial Corp.	4.200	10/29/2025	759,642
552,000	CME Group, Inc.	3.000	03/15/2025	529,314
330,000	Discover Financial Services	3.750	03/04/2025	313,011
900,000	GE Capital International Funding Co. Unlimited Co.	3.373	11/15/2025	778,064
231,000	National Rural Utilities Cooperative Finance Corp.	2.850	01/27/2025	220,202
561,000	Synchrony Financial	4.500	07/23/2025	512,242
174,000	TD Ameritrade Holding Corp.	3.625	04/01/2025	169,445
1,930,000	Visa, Inc.	3.150	12/14/2025	1,864,205

				5,951,141

	Electric - 1.9%
336,000	Dominion Energy, Inc.	3.900	10/01/2025	328,140
330,000	Duke Energy Progress LLC	3.250	08/15/2025	320,983
461,000	Exelon Corp.	3.950	06/15/2025	451,902
490,000	Florida Power & Light Co.	3.125	12/01/2025	477,500
231,000	Pacific Gas & Electric Co.	3.500	06/15/2025	201,016
448,000	Southern Power Co.	4.150	12/01/2025	440,174
121,000	WEC Energy Group, Inc.	3.550	06/15/2025	117,976
231,000	Xcel Energy, Inc.	3.300	06/01/2025	221,729

				2,559,420

	Electrical Components & Equipment - 0.2%
231,000	Emerson Electric Co.	3.150	06/01/2025	222,068

	Environmental Control - 0.5%
348,000	Republic Services, Inc.	3.200	03/15/2025	334,090
348,000	Waste Management, Inc.	3.125	03/01/2025	335,393

				669,483

	Food - 1.6%
717,000	JM Smucker Co. (The)	3.500	03/15/2025	682,053
1,129,000	Kraft Heinz Foods Co.	3.950	07/15/2025	1,084,032
448,000	Sysco Corp.	3.750	10/01/2025	435,084

				2,201,169

	Healthcare-Products - 3.6%
560,000	Abbott Laboratories	2.950	03/15/2025	531,250
336,000	Boston Scientific Corp.	3.850	05/15/2025	327,835
330,000	Danaher Corp.	3.350	09/15/2025	323,193
2,152,000	Medtronic, Inc.	3.500	03/15/2025	2,109,013
561,000	Stryker Corp.	3.375	11/01/2025	531,328

Schedule of Investments

$1,128,000	Zimmer Biomet Holdings, Inc.	3.550%	04/01/2025	$1,063,965

				4,886,584

	Healthcare-Services - 2.3%
348,000	Cigna Corp.	3.250	04/15/2025	328,421
795,000	HCA, Inc.	5.250	04/15/2025	804,937
668,000	Laboratory Corp. of America Holdings	3.600	02/01/2025	644,132
231,000	Quest Diagnostics, Inc.	3.500	03/30/2025	221,362
1,122,000	UnitedHealth Group, Inc.	3.750	07/15/2025	1,118,042

				3,116,894

	Home Builders - 0.1%
139,000	Lennar Corp.	4.750	05/30/2025	132,397

	Insurance - 1.8%
782,000	American International Group, Inc.	3.750	07/10/2025	740,230
288,000	Aon PLC	3.875	12/15/2025	281,211
448,000	Chubb INA Holdings, Inc.	3.150	03/15/2025	430,234
336,000	Marsh & McLennan Cos., Inc.	3.500	03/10/2025	325,171
330,000	MetLife, Inc.	3.000	03/01/2025	313,054
336,000	MetLife, Inc.	3.600	11/13/2025	328,254

				2,418,154

	Internet - 0.7%
452,000	Amazon.com, Inc.	5.200	12/03/2025	491,172
348,000	Booking Holdings, Inc.	3.650	03/15/2025	336,984
139,000	VeriSign, Inc.	5.250	04/01/2025	140,216

				968,372

	Iron/Steel - 0.1%
109,000	ArcelorMittal (Luxembourg)	6.125	06/01/2025	114,697

	Media - 3.9%
348,000	CBS Corp.	3.500	01/15/2025	329,566
2,495,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.908	07/23/2025	2,481,288
560,000	Comcast Corp.	3.375	02/15/2025	542,322
897,000	Comcast Corp.	3.375	08/15/2025	863,242
461,000	Walt Disney Co. (The), GMTN	3.150	09/17/2025	442,184
794,000	Warner Media LLC	3.600	07/15/2025	745,405

				5,404,007

	Metal Fabricate/Hardware - 0.4%
557,000	Precision Castparts Corp.	3.250	06/15/2025	537,405

	Mining - 0.3%
448,000	Rio Tinto Finance USA Ltd. (Australia)	3.750	06/15/2025	442,855

	Miscellaneous Manufacturing - 0.1%
121,000	3M Co., GMTN	3.000	08/07/2025	116,551

	Oil & Gas - 5.1%
430,000	Antero Resources Corp.	5.000	03/01/2025	410,113
668,000	BP Capital Markets PLC (United Kingdom)	3.506	03/17/2025	651,737
336,000	Canadian Natural Resources Ltd. (Canada)	3.900	02/01/2025	323,295
336,000	Chevron Corp.	3.326	11/17/2025	327,371
222,000	Concho Resources, Inc.	4.375	01/15/2025	217,297
121,000	Devon Energy Corp.	5.850	12/15/2025	126,659
330,000	EOG Resources, Inc.	3.150	04/01/2025	314,764
907,000	Exxon Mobil Corp.	2.709	03/06/2025	857,731
484,000	Helmerich & Payne International Drilling Co.	4.650	03/15/2025	496,313
347,000	Marathon Oil Corp.	3.850	06/01/2025	324,777
552,000	Murphy Oil Corp.	5.750	08/15/2025	533,729
439,000	Occidental Petroleum Corp.	3.500	06/15/2025	428,752
1,571,000	Shell International Finance BV (Netherlands)	3.250	05/11/2025	1,523,891
439,000	Valero Energy Corp.	3.650	03/15/2025	419,932

				6,956,361

	Oil & Gas Services - 0.8%
1,118,000	Halliburton Co.	3.800	11/15/2025	1,069,577

	Pharmaceuticals - 9.7%
2,251,000	AbbVie, Inc.	3.600	05/14/2025	2,150,325
2,366,000	Allergan Funding SCS	3.800	03/15/2025	2,274,158
121,000	AmerisourceBergen Corp.	3.250	03/01/2025	114,142
1,228,000	AstraZeneca PLC (United Kingdom)	3.375	11/16/2025	1,174,003
231,000	Cardinal Health, Inc.	3.750	09/15/2025	220,782
2,600,000	CVS Health Corp.	4.100	03/25/2025	2,561,944
1,530,000	CVS Health Corp.	3.875	07/20/2025	1,484,942

Schedule of Investments

$461,000	Eli Lilly & Co.	2.750%	06/01/2025	$436,412
446,000	Mead Johnson Nutrition Co. (United Kingdom)	4.125	11/15/2025	450,139
1,346,000	Merck & Co., Inc.	2.750	02/10/2025	1,283,336
897,000	Novartis Capital Corp. (Switzerland)	3.000	11/20/2025	850,279
336,000	Zoetis, Inc.	4.500	11/13/2025	344,953

				13,345,415

	Pipelines - 5.8%
412,000	Andeavor Logistics LP/Tesoro Logistics Finance Corp.	5.250	01/15/2025	418,901
561,000	Columbia Pipeline Group, Inc.	4.500	06/01/2025	565,959
331,000	Enbridge Energy Partners LP	5.875	10/15/2025	356,372
669,000	Energy Transfer Operating LP	4.050	03/15/2025	630,785
448,000	EnLink Midstream Partners LP	4.150	06/01/2025	406,032
677,000	Enterprise Products Operating LLC	3.750	02/15/2025	660,844
682,000	Kinder Morgan, Inc.	4.300	06/01/2025	666,949
231,000	MPLX LP	4.000	02/15/2025	221,542
561,000	MPLX LP	4.875	06/01/2025	564,828
363,000	ONEOK Partners LP	4.900	03/15/2025	367,416
231,000	Phillips 66 Partners LP	3.605	02/15/2025	218,498
669,000	Plains All American Pipeline LP/PAA Finance Corp.	4.650	10/15/2025	649,506
988,000	Sabine Pass Liquefaction LLC	5.625	03/01/2025	1,030,078
348,000	Spectra Energy Partners LP	3.500	03/15/2025	328,014
231,000	Western Gas Partners LP	3.950	06/01/2025	215,282
336,000	Williams Cos., Inc. (The)	3.900	01/15/2025	324,653
336,000	Williams Cos., Inc. (The)	4.000	09/15/2025	323,489

				7,949,148

	Private Equity - 0.1%
121,000	Brookfield Asset Management, Inc. (Canada)	4.000	01/15/2025	118,334

	REITs - 3.3%
561,000	American Tower Corp.	4.000	06/01/2025	544,330
231,000	AvalonBay Communities, Inc., GMTN	3.450	06/01/2025	224,614
288,000	Brixmor Operating Partnership LP	3.850	02/01/2025	275,975
330,000	Essex Portfolio LP	3.500	04/01/2025	318,013
448,000	HCP, Inc.	3.400	02/01/2025	422,264
336,000	HCP, Inc.	4.000	06/01/2025	326,479
439,000	Host Hotels & Resorts LP, Series E	4.000	06/15/2025	423,369
336,000	Prologis LP	3.750	11/01/2025	333,400
336,000	Simon Property Group LP	3.500	09/01/2025	325,956
199,000	SITE Centers Corp.	3.625	02/01/2025	187,480
448,000	Ventas Realty LP	3.500	02/01/2025	426,517
772,000	Welltower, Inc.	4.000	06/01/2025	750,803

				4,559,200

	Retail - 2.6%
121,000	Dollar General Corp.	4.150	11/01/2025	119,151
560,000	Home Depot, Inc. (The)	3.350	09/15/2025	548,503
448,000	Kohl’s Corp.	4.250	07/17/2025	439,678
336,000	Lowe’s Cos., Inc.	3.375	09/15/2025	326,111
439,000	McDonald’s Corp., MTN	3.375	05/26/2025	425,104
551,000	QVC, Inc.	4.450	02/15/2025	521,260
751,000	Starbucks Corp.	3.800	08/15/2025	739,578
448,000	Tapestry, Inc.	4.250	04/01/2025	433,760

				3,553,145

	Semiconductors - 2.6%
559,000	Analog Devices, Inc.	3.900	12/15/2025	545,624
446,000	Applied Materials, Inc.	3.900	10/01/2025	443,185
1,128,000	Intel Corp.	3.700	07/29/2025	1,120,465
348,000	Lam Research Corp.	3.800	03/15/2025	341,247
1,228,000	QUALCOMM, Inc.	3.450	05/20/2025	1,170,048

				3,620,569

	Software - 4.1%
669,000	Adobe, Inc.	3.250	02/01/2025	650,630
461,000	Fidelity National Information Services, Inc.	5.000	10/15/2025	476,131
552,000	Fiserv, Inc.	3.850	06/01/2025	542,413
1,265,000	Microsoft Corp.	2.700	02/12/2025	1,206,131
1,581,000	Microsoft Corp.	3.125	11/03/2025	1,535,744
1,250,000	Oracle Corp.	2.950	05/15/2025	1,189,352

				5,600,401

	Telecommunications - 5.2%
669,000	AT&T, Inc.	3.950	01/15/2025	646,554
2,928,000	AT&T, Inc.	3.400	05/15/2025	2,728,321
439,000	Cisco Systems, Inc.	3.500	06/15/2025	434,819

Schedule of Investments

$336,000	Rogers Communications, Inc. (Canada)	3.625%	12/15/2025	$323,568
2,300,000	Verizon Communications, Inc.	3.376	02/15/2025	2,216,962
751,000	Vodafone Group PLC (United Kingdom)	4.125	05/30/2025	733,697

				7,083,921

	Transportation - 1.2%
231,000	Burlington Northern Santa Fe LLC	3.000	04/01/2025	223,323
231,000	Canadian Pacific Railway Co. (Canada)	2.900	02/01/2025	219,494
448,000	CSX Corp.	3.350	11/01/2025	429,187
448,000	FedEx Corp.	3.200	02/01/2025	428,851
330,000	Union Pacific Corp.	3.250	08/15/2025	316,166

				1,617,021

	Water - 0.4%
601,000	American Water Capital Corp.	3.400	03/01/2025	589,540

	Total Corporate Bonds (Cost $140,827,347)			134,854,195

Number of Shares
	Money Market Fund - 0.6%
835,930	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(a) (Cost $835,930)			835,930

	Total Investments in Securities (Cost $141,663,277) - 99.0%			135,690,125
	Other assets less liabilities - 1.0%			1,351,009

	Net Assets - 100.0%			$137,041,134

Investment Abbreviations:

BKNT - Bank Note

GMTN - Global Medium-Term Note

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)

November 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds - 98.7%
	Advertising - 0.4%
$254,000	Omnicom Group, Inc./Omnicom Capital, Inc.	3.600%	04/15/2026	$238,187

	Aerospace/Defense - 1.4%
154,000	General Dynamics Corp.	2.125	08/15/2026	137,630
114,000	L3 Technologies, Inc.	3.850	12/15/2026	109,815
451,000	Lockheed Martin Corp.	3.550	01/15/2026	442,787
154,000	United Technologies Corp.	2.650	11/01/2026	137,720

				827,952

	Agriculture - 1.0%
100,000	Altria Group, Inc.	2.625	09/16/2026	89,436
154,000	Archer-Daniels-Midland Co.	2.500	08/11/2026	140,336
154,000	Bunge Ltd. Finance Corp.	3.250	08/15/2026	137,694
226,000	Philip Morris International, Inc.	2.750	02/25/2026	209,825

				577,291

	Apparel - 0.5%
154,000	NIKE, Inc.	2.375	11/01/2026	139,280
154,000	Under Armour, Inc.	3.250	06/15/2026	134,070

				273,350

	Auto Manufacturers - 1.8%
205,000	Ford Motor Co.	4.346	12/08/2026	184,496
400,000	Ford Motor Credit Co. LLC, GMTN	4.389	01/08/2026	360,847
338,000	General Motors Financial Co., Inc.	5.250	03/01/2026	332,986
154,000	General Motors Financial Co., Inc.	4.000	10/06/2026	138,936

				1,017,265

	Banks - 28.0%
308,000	Bank of America Corp., MTN	4.450	03/03/2026	303,376
530,000	Bank of America Corp., GMTN	3.500	04/19/2026	502,960
492,000	Bank of America Corp., MTN	4.250	10/22/2026	477,005
154,000	Bank of New York Mellon Corp. (The), MTN	2.800	05/04/2026	142,916
226,000	Bank of New York Mellon Corp. (The), MTN	2.450	08/17/2026	203,008
226,000	Bank One Corp.	7.625	10/15/2026	270,650
400,000	Barclays PLC (United Kingdom)	4.375	01/12/2026	379,111
500,000	Barclays PLC (United Kingdom)	5.200	05/12/2026	476,394
300,000	Branch Banking & Trust Co.	3.800	10/30/2026	294,162
554,000	Citigroup, Inc.	3.700	01/12/2026	527,013
154,000	Citigroup, Inc.	4.600	03/09/2026	151,559
306,000	Citigroup, Inc.	3.400	05/01/2026	285,015
531,000	Citigroup, Inc.	3.200	10/21/2026	485,389
308,000	Citigroup, Inc.	4.300	11/20/2026	297,147
550,000	Cooperatieve Rabobank UA, BKNT (Netherlands)	3.750	07/21/2026	512,741
250,000	Discover Bank, BKNT	3.450	07/27/2026	228,775
200,000	Fifth Third Bank, BKNT	3.850	03/15/2026	194,776
338,000	Goldman Sachs Group, Inc. (The)	3.750	02/25/2026	320,325
451,000	Goldman Sachs Group, Inc. (The)	3.500	11/16/2026	415,749
800,000	HSBC Holdings PLC (United Kingdom)	4.300	03/08/2026	780,171
500,000	HSBC Holdings PLC (United Kingdom)	3.900	05/25/2026	475,100
200,000	HSBC Holdings PLC (United Kingdom)	4.375	11/23/2026	192,028
506,000	JPMorgan Chase & Co.	3.300	04/01/2026	476,028
379,000	JPMorgan Chase & Co.	3.200	06/15/2026	352,963
532,000	JPMorgan Chase & Co.	2.950	10/01/2026	484,229
308,000	JPMorgan Chase & Co.	4.125	12/15/2026	300,318
300,000	Lloyds Banking Group PLC (United Kingdom)	4.650	03/24/2026	281,957
700,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	3.850	03/01/2026	689,177
200,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	2.757	09/13/2026	182,456
200,000	Mizuho Financial Group, Inc. (Japan)	2.839	09/13/2026	183,746
532,000	Morgan Stanley, GMTN	3.875	01/27/2026	512,514
608,000	Morgan Stanley, MTN	3.125	07/27/2026	556,256
100,000	Morgan Stanley, MTN	6.250	08/09/2026	110,456
608,000	Morgan Stanley, GMTN	4.350	09/08/2026	590,760
200,000	Royal Bank of Scotland Group PLC (United Kingdom)	4.800	04/05/2026	193,881
154,000	State Street Corp.	2.650	05/19/2026	141,472
380,000	Sumitomo Mitsui Financial Group, Inc. (Japan)	3.784	03/09/2026	371,753
308,000	Sumitomo Mitsui Financial Group, Inc. (Japan)	2.632	07/14/2026	277,506

Schedule of Investments

$308,000	Sumitomo Mitsui Financial Group, Inc. (Japan)	3.010%	10/19/2026	$285,853
200,000	SunTrust Bank	3.300	05/15/2026	188,015
154,000	U.S. Bancorp, MTN	3.100	04/27/2026	144,259
154,000	U.S. Bancorp, Series V, MTN	2.375	07/22/2026	137,872
681,000	Wells Fargo & Co.	3.000	04/22/2026	628,038
606,000	Wells Fargo & Co., MTN	4.100	06/03/2026	585,229
681,000	Wells Fargo & Co.	3.000	10/23/2026	621,177

				16,211,285

	Beverages - 5.6%
2,315,000	Anheuser-Busch InBev Finance, Inc. (Belgium)	3.650	02/01/2026	2,181,788
100,000	Coca-Cola Co. (The)	2.550	06/01/2026	92,671
154,000	Coca-Cola Co. (The)	2.250	09/01/2026	138,809
226,000	Constellation Brands, Inc.	3.700	12/06/2026	212,625
305,000	Molson Coors Brewing Co.	3.000	07/15/2026	272,095
226,000	PepsiCo, Inc.	2.850	02/24/2026	213,250
154,000	PepsiCo, Inc.	2.375	10/06/2026	139,474

				3,250,712

	Biotechnology - 1.4%
154,000	Amgen, Inc.	2.600	08/19/2026	138,190
689,000	Gilead Sciences, Inc.	3.650	03/01/2026	669,700

				807,890

	Building Materials - 0.9%
338,000	Johnson Controls International PLC	3.900	02/14/2026	329,233
200,000	Masco Corp.	4.375	04/01/2026	197,342

				526,575

	Chemicals - 0.4%
226,000	Praxair, Inc.	3.200	01/30/2026	219,321

	Commercial Services - 1.0%
154,000	Ecolab, Inc.	2.700	11/01/2026	141,583
226,000	S&P Global, Inc.	4.400	02/15/2026	231,142
205,000	Total System Services, Inc.	4.800	04/01/2026	205,858

				578,583

	Computers - 2.5%
729,000	Apple, Inc.	3.250	02/23/2026	701,017
505,000	Apple, Inc.	2.450	08/04/2026	459,683
300,000	International Business Machines Corp.	3.450	02/19/2026	285,748

				1,446,448

	Cosmetics/Personal Care - 0.6%
154,000	Procter & Gamble Co. (The)	2.700	02/02/2026	144,970
154,000	Procter & Gamble Co. (The)	2.450	11/03/2026	142,029
100,000	Unilever Capital Corp. (United Kingdom)	2.000	07/28/2026	87,914

				374,913

	Diversified Financial Services - 1.7%
154,000	Ameriprise Financial, Inc.	2.875	09/15/2026	140,808
154,000	Capital One Financial Corp.	3.750	07/28/2026	140,092
226,000	Mastercard, Inc.	2.950	11/21/2026	213,242
154,000	Nasdaq, Inc.	3.850	06/30/2026	148,224
154,000	Raymond James Financial, Inc.	3.625	09/15/2026	145,052
226,000	Synchrony Financial	3.700	08/04/2026	192,686

				980,104

	Electric - 4.2%
200,000	Cleco Corporate Holdings LLC	3.743	05/01/2026	190,118
114,000	Commonwealth Edison Co.	2.550	06/15/2026	104,403
300,000	DTE Energy Co.	2.850	10/01/2026	272,123
100,000	Duke Energy Carolinas LLC	2.950	12/01/2026	94,332
154,000	Duke Energy Corp.	2.650	09/01/2026	137,636
226,000	Emera US Finance LP (Canada)	3.550	06/15/2026	211,473
100,000	Entergy Arkansas LLC	3.500	04/01/2026	97,979
154,000	Entergy Corp.	2.950	09/01/2026	139,749
154,000	Exelon Corp.	3.400	04/15/2026	144,041
226,000	Fortis, Inc. (Canada)	3.055	10/04/2026	205,004
226,000	Pacific Gas & Electric Co.	2.950	03/01/2026	187,539
154,000	PPL Capital Funding, Inc.	3.100	05/15/2026	142,485
308,000	Southern Co. (The)	3.250	07/01/2026	285,251
226,000	Virginia Electric & Power Co., Series A	3.150	01/15/2026	216,817

				2,428,950

	Electronics - 1.1%
226,000	Avnet, Inc.	4.625	04/15/2026	219,065
226,000	Fortive Corp.	3.150	06/15/2026	209,607

Schedule of Investments

$254,000	Honeywell International, Inc.	2.500%	11/01/2026	$233,309

				661,981

	Food - 2.3%
226,000	Hershey Co. (The)	2.300	08/15/2026	204,250
100,000	Ingredion, Inc.	3.200	10/01/2026	92,150
154,000	Kellogg Co.	3.250	04/01/2026	142,654
454,000	Kraft Heinz Foods Co.	3.000	06/01/2026	402,119
226,000	Kroger Co. (The)	3.500	02/01/2026	212,976
154,000	Kroger Co. (The)	2.650	10/15/2026	135,802
154,000	Sysco Corp.	3.300	07/15/2026	145,196

				1,335,147

	Forest Products & Paper - 0.4%
231,000	International Paper Co.	3.800	01/15/2026	224,139

	Gas - 0.2%
154,000	Southern California Gas Co., Series TT	2.600	06/15/2026	141,344

	Healthcare-Products - 1.2%
231,000	Abbott Laboratories	3.750	11/30/2026	225,813
154,000	Baxter International, Inc.	2.600	08/15/2026	139,026
226,000	Stryker Corp.	3.500	03/15/2026	214,510
154,000	Thermo Fisher Scientific, Inc.	2.950	09/19/2026	140,479

				719,828

	Healthcare-Services - 1.2%
457,000	HCA, Inc.	5.250	06/15/2026	461,570
100,000	Quest Diagnostics, Inc.	3.450	06/01/2026	94,076
154,000	UnitedHealth Group, Inc.	3.100	03/15/2026	146,171

				701,817

	Housewares - 0.5%
308,000	Newell Brands, Inc.	4.200	04/01/2026	293,676

	Insurance - 3.7%
200,000	Allstate Corp. (The)	3.280	12/15/2026	192,180
154,000	American International Group, Inc.	3.900	04/01/2026	146,123
200,000	Arch Capital Finance LLC	4.011	12/15/2026	195,864
536,000	Berkshire Hathaway, Inc.	3.125	03/15/2026	511,984
154,000	Chubb INA Holdings, Inc.	3.350	05/03/2026	148,832
200,000	CNA Financial Corp.	4.500	03/01/2026	198,346
154,000	Manulife Financial Corp. (Canada)	4.150	03/04/2026	154,200
226,000	Marsh & McLennan Cos., Inc.	3.750	03/14/2026	220,280
154,000	Old Republic International Corp.	3.875	08/26/2026	146,526
226,000	Trinity Acquisition PLC	4.400	03/15/2026	225,155

				2,139,490

	Internet - 0.9%
305,000	Alphabet, Inc.	1.998	08/15/2026	272,865
154,000	Booking Holdings, Inc.	3.600	06/01/2026	146,414
114,000	Expedia Group, Inc.	5.000	02/15/2026	114,521

				533,800

	Lodging - 0.2%
154,000	Marriott International, Inc., Series R	3.125	06/15/2026	139,327

	Machinery-Diversified - 0.5%
100,000	John Deere Capital Corp., MTN	2.650	06/10/2026	92,318
114,000	Roper Technologies, Inc.	3.800	12/15/2026	109,288
114,000	Wabtec Corp.	3.450	11/15/2026	102,639

				304,245

	Media - 3.1%
336,000	CBS Corp.	4.000	01/15/2026	323,480
451,000	Comcast Corp.	3.150	03/01/2026	424,128
114,000	Discovery Communications LLC	4.900	03/11/2026	115,020
100,000	Thomson Reuters Corp. (Canada)	3.350	05/15/2026	91,568
154,000	Viacom, Inc.	3.450	10/04/2026	146,016
154,000	Walt Disney Co. (The)	3.000	02/13/2026	147,092
154,000	Walt Disney Co. (The), GMTN	1.850	07/30/2026	134,947
226,000	Warner Media LLC	3.875	01/15/2026	213,801
200,000	Warner Media LLC	2.950	07/15/2026	177,709

				1,773,761

	Miscellaneous Manufacturing - 0.5%
154,000	3M Co., MTN	2.250	09/19/2026	139,519
154,000	Illinois Tool Works, Inc.	2.650	11/15/2026	140,859

				280,378

Schedule of Investments

	Oil & Gas - 4.9%
$226,000	Anadarko Petroleum Corp.	5.550%	03/15/2026	$234,721
154,000	BP Capital Markets PLC (United Kingdom)	3.119	05/04/2026	143,610
308,000	Chevron Corp.	2.954	05/16/2026	289,991
226,000	ConocoPhillips Co.	4.950	03/15/2026	238,511
226,000	EOG Resources, Inc.	4.150	01/15/2026	227,916
538,000	Exxon Mobil Corp.	3.043	03/01/2026	516,950
205,000	HollyFrontier Corp.	5.875	04/01/2026	211,176
100,000	Newfield Exploration Co.	5.375	01/01/2026	99,875
154,000	Occidental Petroleum Corp.	3.400	04/15/2026	148,658
114,000	Pioneer Natural Resources Co.	4.450	01/15/2026	114,157
354,000	Shell International Finance BV (Netherlands)	2.875	05/10/2026	332,099
154,000	Shell International Finance BV (Netherlands)	2.500	09/12/2026	139,588
154,000	Valero Energy Corp.	3.400	09/15/2026	140,429

				2,837,681

	Pharmaceuticals - 5.3%
454,000	AbbVie, Inc.	3.200	05/14/2026	417,932
380,000	CVS Health Corp.	2.875	06/01/2026	342,961
459,000	Express Scripts Holding Co.	4.500	02/25/2026	463,636
659,000	Johnson & Johnson	2.450	03/01/2026	610,433
306,000	Mylan NV	3.950	06/15/2026	281,812
200,000	Perrigo Finance Unlimited Co.	4.375	03/15/2026	190,845
154,000	Pfizer, Inc.	2.750	06/03/2026	145,168
205,000	Pfizer, Inc.	3.000	12/15/2026	195,285
457,000	Shire Acquisitions Investments Ireland DAC	3.200	09/23/2026	411,939

				3,060,011

	Pipelines - 5.1%
200,000	Boardwalk Pipelines LP	5.950	06/01/2026	203,965
154,000	Buckeye Partners LP	3.950	12/01/2026	138,000
200,000	Enbridge, Inc. (Canada)	4.250	12/01/2026	195,346
345,000	Energy Transfer Operating LP	4.750	01/15/2026	334,889
100,000	EnLink Midstream Partners LP	4.850	07/15/2026	91,422
226,000	Enterprise Products Operating LLC	3.700	02/15/2026	217,804
226,000	Magellan Midstream Partners LP	5.000	03/01/2026	234,352
338,000	Plains All American Pipeline LP/PAA Finance Corp.	4.500	12/15/2026	322,886
338,000	Sabine Pass Liquefaction LLC	5.875	06/30/2026	356,314
154,000	Spectra Energy Partners LP	3.375	10/15/2026	141,514
154,000	Sunoco Logistics Partners Operations LP	3.900	07/15/2026	140,829
136,000	TransCanada PipeLines Ltd. (Canada)	4.875	01/15/2026	138,670
345,000	Transcontinental Gas Pipe Line Co. LLC	7.850	02/01/2026	414,484

				2,930,475

	Real Estate - 0.2%
114,000	CBRE Services, Inc.	4.875	03/01/2026	115,438

	REITs - 5.0%
114,000	American Tower Corp.	4.400	02/15/2026	113,415
154,000	American Tower Corp.	3.375	10/15/2026	141,686
555,000	Boston Properties LP	3.650	02/01/2026	531,456
154,000	Boston Properties LP	2.750	10/01/2026	138,007
226,000	Crown Castle International Corp.	4.450	02/15/2026	223,780
154,000	Crown Castle International Corp.	3.700	06/15/2026	145,530
154,000	ERP Operating LP	2.850	11/01/2026	141,516
300,000	GLP Capital LP/GLP Financing II, Inc.	5.375	04/15/2026	298,290
154,000	Kimco Realty Corp.	2.800	10/01/2026	136,527
97,000	MPT Operating Partnership LP/MPT Finance Corp.	5.250	08/01/2026	94,818
173,000	Omega Healthcare Investors, Inc.	5.250	01/15/2026	174,736
100,000	Realty Income Corp.	4.125	10/15/2026	99,276
231,000	Simon Property Group LP	3.300	01/15/2026	219,055
100,000	Simon Property Group LP	3.250	11/30/2026	94,206
226,000	Ventas Realty LP	4.125	01/15/2026	221,324
154,000	Welltower, Inc.	4.250	04/01/2026	151,534

				2,925,156

	Retail - 3.1%
154,000	Home Depot, Inc. (The)	3.000	04/01/2026	146,373
154,000	Home Depot, Inc. (The)	2.125	09/15/2026	137,018
154,000	Lowe’s Cos., Inc.	2.500	04/15/2026	140,106
452,000	McDonald’s Corp., MTN	3.700	01/30/2026	441,118
200,000	O’Reilly Automotive, Inc.	3.550	03/15/2026	190,861
114,000	Starbucks Corp.	2.450	06/15/2026	101,941
154,000	Target Corp.	2.500	04/15/2026	141,180
154,000	TJX Cos., Inc. (The)	2.250	09/15/2026	137,501

Schedule of Investments

$380,000	Walgreens Boots Alliance, Inc.	3.450%	06/01/2026	$356,226

				1,792,324

	Semiconductors - 0.9%
226,000	Analog Devices, Inc.	3.500	12/05/2026	211,939
154,000	Intel Corp.	2.600	05/19/2026	142,487
154,000	NVIDIA Corp.	3.200	09/16/2026	144,051

				498,477

	Software - 3.0%
226,000	Activision Blizzard, Inc.	3.400	09/15/2026	209,845
100,000	Broadridge Financial Solutions, Inc.	3.400	06/27/2026	93,448
154,000	Fidelity National Information Services, Inc.	3.000	08/15/2026	140,156
881,000	Microsoft Corp.	2.400	08/08/2026	808,608
530,000	Oracle Corp.	2.650	07/15/2026	485,123

				1,737,180

	Telecommunications - 2.8%
451,000	AT&T, Inc.	4.125	02/17/2026	436,670
154,000	AT&T, Inc.(a)	7.125	03/15/2026	174,676
154,000	Cisco Systems, Inc.	2.950	02/28/2026	146,031
305,000	Cisco Systems, Inc.	2.500	09/20/2026	277,655
114,000	Hughes Satellite Systems Corp.	5.250	08/01/2026	106,732
200,000	Rogers Communications, Inc. (Canada)	2.900	11/15/2026	182,223
304,000	Verizon Communications, Inc.	2.625	08/15/2026	272,688

				1,596,675

	Transportation - 1.2%
226,000	Canadian National Railway Co. (Canada)	2.750	03/01/2026	212,486
154,000	CSX Corp.	2.600	11/01/2026	137,728
154,000	FedEx Corp.	3.250	04/01/2026	145,422
200,000	United Parcel Service, Inc.	2.400	11/15/2026	181,392

				677,028

	Total Corporate Bonds (Cost $60,657,172)			57,178,204

Number of Shares
	Money Market Fund - 0.3%
191,807	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(b) (Cost $191,807)			191,807

	Total Investments in Securities (Cost $60,848,979) - 99.0%			57,370,011
	Other assets less liabilities - 1.0%			566,363

	Net Assets - 100.0%			$57,936,374

Investment Abbreviations:

BKNT - Bank Note

GMTN - Global Medium-Term Note

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30, 2018 represented less than 1% of the Fund’s Net Assets.

(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)

November 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds - 98.7%
	Aerospace/Defense - 1.8%
$200,000	Arconic, Inc.	5.900%	02/01/2027	$193,000
100,000	Northrop Grumman Corp.	3.200	02/01/2027	93,962
198,000	Rockwell Collins, Inc.	3.500	03/15/2027	186,408
200,000	United Technologies Corp.	3.125	05/04/2027	184,360

				657,730

	Auto Manufacturers - 1.3%
100,000	General Motors Co.	4.200	10/01/2027	90,840
199,000	General Motors Financial Co., Inc.	4.350	01/17/2027	184,000
200,000	Toyota Motor Credit Corp., MTN	3.200	01/11/2027	190,602

				465,442

	Auto Parts & Equipment - 0.3%
100,000	Lear Corp.	3.800	09/15/2027	90,298

	Banks - 20.7%
200,000	Banco Santander SA (Spain)	4.250	04/11/2027	185,234
598,000	Bank of America Corp., MTN	3.248	10/21/2027	549,833
400,000	Bank of America Corp., Series L, MTN	4.183	11/25/2027	382,569
100,000	Bank of New York Mellon Corp. (The), MTN	3.250	05/16/2027	95,369
100,000	Bank One Corp.	8.000	04/29/2027	122,423
900,000	Citigroup, Inc.	4.450	09/29/2027	869,764
200,000	Goldman Sachs Group, Inc. (The)	5.950	01/15/2027	214,483
698,000	Goldman Sachs Group, Inc. (The)	3.850	01/26/2027	658,546
300,000	ING Groep NV (Netherlands)	3.950	03/29/2027	284,256
400,000	JPMorgan Chase & Co.	4.250	10/01/2027	390,241
200,000	JPMorgan Chase & Co.	3.625	12/01/2027	184,963
200,000	Lloyds Banking Group PLC (United Kingdom)	3.750	01/11/2027	181,029
250,000	Manufacturers & Traders Trust Co., BKNT	3.400	08/17/2027	240,481
200,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	3.677	02/22/2027	194,163
200,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	3.287	07/25/2027	188,685
200,000	Mizuho Financial Group, Inc. (Japan)	3.663	02/28/2027	193,561
700,000	Morgan Stanley	3.625	01/20/2027	659,515
500,000	Morgan Stanley, GMTN	3.950	04/23/2027	469,945
100,000	PNC Financial Services Group, Inc. (The)	3.150	05/19/2027	94,639
300,000	Sumitomo Mitsui Financial Group, Inc. (Japan)	3.446	01/11/2027	285,621
300,000	Sumitomo Mitsui Financial Group, Inc. (Japan)	3.364	07/12/2027	283,952
200,000	U.S. Bancorp, Series X, MTN	3.150	04/27/2027	188,008
600,000	Wells Fargo & Co., GMTN	4.300	07/22/2027	581,955

				7,499,235

	Beverages - 0.5%
100,000	Coca-Cola Co. (The)	2.900	05/25/2027	94,401
100,000	Constellation Brands, Inc.	3.500	05/09/2027	92,524

				186,925

	Biotechnology - 0.5%
200,000	Gilead Sciences, Inc.	2.950	03/01/2027	183,375

	Chemicals - 1.3%
300,000	LYB International Finance II BV	3.500	03/02/2027	272,721
198,000	Sherwin-Williams Co. (The)	3.450	06/01/2027	181,613

				454,334

	Computers - 4.9%
398,000	Apple, Inc.	3.350	02/09/2027	380,950
500,000	Apple, Inc.	3.200	05/11/2027	475,856
200,000	Apple, Inc.	3.000	06/20/2027	186,784
500,000	Apple, Inc.	2.900	09/12/2027	462,704
100,000	International Business Machines Corp.	3.300	01/27/2027	94,198
200,000	Seagate HDD Cayman	4.875	06/01/2027	178,476

				1,778,968

	Cosmetics/Personal Care - 1.0%
100,000	Estee Lauder Cos., Inc. (The)	3.150	03/15/2027	95,142
100,000	Procter & Gamble Co. (The)	2.850	08/11/2027	94,526
200,000	Unilever Capital Corp. (United Kingdom)	2.900	05/05/2027	186,459

				376,127

Schedule of Investments

	Diversified Financial Services - 5.4%
$200,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	3.650%	07/21/2027	$174,141
200,000	Air Lease Corp.	3.625	04/01/2027	179,069
400,000	American Express Credit Corp., MTN	3.300	05/03/2027	381,026
200,000	BlackRock, Inc.	3.200	03/15/2027	191,060
200,000	Capital One Financial Corp.	3.750	03/09/2027	184,971
200,000	Cboe Global Markets, Inc.	3.650	01/12/2027	192,122
100,000	Charles Schwab Corp. (The)	3.200	03/02/2027	94,571
200,000	Discover Financial Services	4.100	02/09/2027	186,179
194,000	Jefferies Group LLC/Jefferies Group Capital Finance, Inc.	4.850	01/15/2027	185,356
100,000	ORIX Corp. (Japan)	3.700	07/18/2027	94,892
100,000	TD Ameritrade Holding Corp.	3.300	04/01/2027	93,881

				1,957,268

	Electric - 3.4%
200,000	DTE Energy Co.	3.800	03/15/2027	192,866
200,000	Duke Energy Corp.	3.150	08/15/2027	183,884
100,000	Duke Energy Florida LLC	3.200	01/15/2027	95,266
300,000	FirstEnergy Corp., Series B	3.900	07/15/2027	287,610
199,000	NextEra Energy Capital Holdings, Inc.	3.550	05/01/2027	187,999
200,000	Sempra Energy	3.250	06/15/2027	182,472
100,000	Virginia Electric & Power Co., Series A	3.500	03/15/2027	96,595

				1,226,692

	Electronics - 0.8%
200,000	Keysight Technologies, Inc.	4.600	04/06/2027	199,620
100,000	Tech Data Corp.	4.950	02/15/2027	94,166

				293,786

	Food - 2.5%
200,000	General Mills, Inc.	3.200	02/10/2027	181,015
200,000	McCormick & Co., Inc.	3.400	08/15/2027	189,017
200,000	SYSCO Corp.	3.250	07/15/2027	186,128
398,000	Tyson Foods, Inc.	3.550	06/02/2027	368,690

				924,850

	Forest Products & Paper - 0.7%
300,000	International Paper Co.	3.000	02/15/2027	270,588

	Gas - 0.8%
100,000	Atmos Energy Corp.	3.000	06/15/2027	94,029
200,000	NiSource, Inc.	3.490	05/15/2027	188,382

				282,411

	Healthcare-Products - 2.3%
600,000	Becton, Dickinson and Co.	3.700	06/06/2027	560,084
100,000	Medtronic Global Holdings SCA	3.350	04/01/2027	96,024
200,000	Thermo Fisher Scientific, Inc.	3.200	08/15/2027	183,254

				839,362

	Healthcare-Services - 3.2%
400,000	Anthem, Inc.	3.650	12/01/2027	375,687
200,000	HCA, Inc.	4.500	02/15/2027	192,500
100,000	Humana, Inc.	3.950	03/15/2027	97,459
100,000	Kaiser Foundation Hospitals	3.150	05/01/2027	95,025
100,000	SSM Health Care Corp., Series A	3.823	06/01/2027	97,423
100,000	UnitedHealth Group, Inc.	3.450	01/15/2027	97,397
200,000	UnitedHealth Group, Inc.	3.375	04/15/2027	193,471

				1,148,962

	Insurance - 1.5%
100,000	American Equity Investment Life Holding Co.	5.000	06/15/2027	97,744
300,000	Aon Corp.	8.205	01/01/2027	352,821
100,000	Progressive Corp. (The)	2.450	01/15/2027	90,192

				540,757

	Internet - 2.6%
800,000	Amazon.com, Inc.	3.150	08/22/2027	760,090
200,000	eBay, Inc.	3.600	06/05/2027	184,557

				944,647

	Media - 3.5%
200,000	CBS Corp.	2.900	01/15/2027	175,255
400,000	Comcast Corp.	2.350	01/15/2027	350,609
200,000	Comcast Corp.	3.300	02/01/2027	187,690
200,000	Walt Disney Co. (The), MTN	2.950	06/15/2027	187,561
400,000	Warner Media LLC	3.800	02/15/2027	373,918

				1,275,033

	Oil & Gas - 5.1%
200,000	BP Capital Markets PLC (United Kingdom)	3.017	01/16/2027	184,299

Schedule of Investments

$100,000	BP Capital Markets PLC (United Kingdom)	3.588%	04/14/2027	$95,669
400,000	BP Capital Markets PLC (United Kingdom)	3.279	09/19/2027	373,491
200,000	Canadian Natural Resources Ltd. (Canada)	3.850	06/01/2027	187,640
300,000	Cenovus Energy, Inc. (Canada)	4.250	04/15/2027	267,917
200,000	Cimarex Energy Co.	3.900	05/15/2027	184,100
200,000	Hess Corp.	4.300	04/01/2027	183,126
200,000	Marathon Oil Corp.	4.400	07/15/2027	191,829
200,000	Occidental Petroleum Corp.	3.000	02/15/2027	186,024

				1,854,095

	Pharmaceuticals - 4.1%
200,000	AstraZeneca PLC (United Kingdom)	3.125	06/12/2027	184,705
100,000	Bristol-Myers Squibb Co.	3.250	02/27/2027	96,096
400,000	Cardinal Health, Inc.	3.410	06/15/2027	360,630
100,000	ELI Lilly & Co.	3.100	05/15/2027	95,461
400,000	Express Scripts Holding Co.	3.400	03/01/2027	368,554
200,000	Johnson & Johnson	2.950	03/03/2027	190,980
200,000	Novartis Capital Corp. (Switzerland)	3.100	05/17/2027	190,951

				1,487,377

	Pipelines - 5.0%
100,000	Boardwalk Pipelines LP	4.450	07/15/2027	93,609
100,000	Enable Midstream Partners LP	4.400	03/15/2027	91,578
200,000	Enbridge, Inc. (Canada)	3.700	07/15/2027	187,361
100,000	Energy Transfer Operating LP	4.200	04/15/2027	92,634
100,000	Enterprise Products Operating LLC	3.950	02/15/2027	97,331
198,000	MPLX LP	4.125	03/01/2027	185,871
200,000	ONEOK, Inc.	4.000	07/13/2027	188,474
500,000	Sabine Pass Liquefaction LLC	5.000	03/15/2027	498,820
200,000	TC PipeLines LP	3.900	05/25/2027	187,081
200,000	Williams Cos., Inc. (The)	3.750	06/15/2027	185,212

				1,807,971

	REITs - 4.6%
200,000	American Tower Corp.	3.550	07/15/2027	184,010
300,000	Crown Castle International Corp.	3.650	09/01/2027	276,283
198,000	Digital Realty Trust LP	3.700	08/15/2027	184,261
200,000	Healthcare Trust of America Holdings LP	3.750	07/01/2027	187,813
100,000	Mid-America Apartments LP	3.600	06/01/2027	94,288
100,000	OMEGA Healthcare Investors, Inc.	4.500	04/01/2027	95,784
200,000	Realty Income Corp.	3.000	01/15/2027	182,295
200,000	Regency Centers LP	3.600	02/01/2027	188,674
199,000	Simon Property Group LP	3.375	06/15/2027	188,020
100,000	VEREIT Operating Partnership LP	3.950	08/15/2027	92,174

				1,673,602

	Retail - 4.2%
100,000	AutoZone, Inc.	3.750	06/01/2027	94,834
198,000	Costco Wholesale Corp.	3.000	05/18/2027	187,628
100,000	Darden Restaurants, Inc.	3.850	05/01/2027	96,078
200,000	Dollar General Corp.	3.875	04/15/2027	191,368
400,000	Lowe’s Cos., Inc.	3.100	05/03/2027	377,245
200,000	McDonald’s Corp., GMTN	3.500	03/01/2027	192,068
100,000	O’Reilly Automotive, Inc.	3.600	09/01/2027	93,359
200,000	Tapestry, Inc.	4.125	07/15/2027	186,461
100,000	Walmart, Inc.	5.875	04/05/2027	114,942

				1,533,983

	Semiconductors - 5.1%
200,000	Applied Materials, Inc.	3.300	04/01/2027	189,222
1,000,000	Broadcom Corp./Broadcom Cayman Finance Ltd.	3.875	01/15/2027	901,332
200,000	Intel Corp.	3.150	05/11/2027	190,982
100,000	Maxim Integrated Products, Inc.	3.450	06/15/2027	92,397
498,000	QUALCOMM, Inc.	3.250	05/20/2027	458,794

				1,832,727

	Software - 4.8%
200,000	Autodesk, Inc.	3.500	06/15/2027	183,445
998,000	Microsoft Corp.	3.300	02/06/2027	972,682
600,000	Oracle Corp.	3.250	11/15/2027	570,585

				1,726,712

	Telecommunications - 5.3%
500,000	AT&T, Inc.	4.250	03/01/2027	482,781
100,000	Nokia OYJ (Finland)	4.375	06/12/2027	93,655
500,000	Telefonica Emisiones SAU (Spain)	4.103	03/08/2027	474,340
100,000	TELUS Corp. (Canada)	2.800	02/16/2027	90,445
200,000	TELUS Corp. (Canada)	3.700	09/15/2027	192,165

Schedule of Investments

$598,000	Verizon Communications, Inc.	4.125%	03/16/2027	$591,694

				1,925,080

	Textiles - 0.5%
200,000	Cintas Corp. No. 2	3.700	04/01/2027	194,283

	Transportation - 1.0%
200,000	Burlington Northern Santa Fe LLC	3.250	06/15/2027	193,382
198,000	CSX Corp.	3.250	06/01/2027	184,334

				377,716

	Total Corporate Bonds (Cost $37,399,355)			35,810,336

Number of Shares
	Money Market Fund - 0.3%
101,320	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(a) (Cost $101,320)			101,320

	Total Investments in Securities (Cost $37,500,675) - 99.0%			35,911,656
	Other assets less liabilities - 1.0%			377,305

	Net Assets - 100.0%			$36,288,961

Investment Abbreviations:

BKNT - Bank Note

GMTN - Global Medium-Term Note

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)

November 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds - 97.8%
	Aerospace/Defense - 5.0%
$100,000	General Dynamics Corp.	3.750%	05/15/2028	$99,598
100,000	L3 Technologies, Inc.	4.400	06/15/2028	99,704
100,000	Northrop Grumman Corp.	3.250	01/15/2028	93,134

				292,436

	Auto Manufacturers - 1.7%
100,000	Ford Motor Co.	6.625	10/01/2028	100,922

	Banks - 14.7%
200,000	Barclays PLC (United Kingdom)	4.836	05/09/2028	180,617
200,000	Citigroup, Inc.	4.125	07/25/2028	188,013
200,000	Lloyds Banking Group PLC (United Kingdom)	4.375	03/22/2028	188,190
200,000	Mizuho Financial Group, Inc. (Japan)	4.018	03/05/2028	198,627
100,000	U.S. Bancorp, MTN	3.900	04/26/2028	99,719

				855,166

	Beverages - 3.3%
200,000	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	4.000	04/13/2028	191,448

	Biotechnology - 1.6%
100,000	Celgene Corp.	3.900	02/20/2028	93,575

	Chemicals - 1.6%
100,000	PPG Industries, Inc.	3.750	03/15/2028	94,677

	Cosmetics/Personal Care - 1.7%
100,000	Unilever Capital Corp. (United Kingdom)	3.500	03/22/2028	96,854

	Diversified Financial Services - 4.8%
100,000	Capital One Financial Corp.	3.800	01/31/2028	92,050
100,000	Charles Schwab Corp. (The)	3.200	01/25/2028	93,714
100,000	National Rural Utilities Cooperative Finance Corp.	3.400	02/07/2028	96,466

				282,230

	Electric - 3.3%
100,000	Sempra Energy	3.400	02/01/2028	91,079
100,000	Virginia Electric & Power Co., Series A	3.800	04/01/2028	98,465

				189,544

	Environmental Control - 1.7%
100,000	Republic Services, Inc.	3.950	05/15/2028	98,679

	Food - 3.3%
100,000	Campbell Soup Co.	4.150	03/15/2028	92,920
100,000	General Mills, Inc.	4.200	04/17/2028	96,555

				189,475

	Healthcare-Products - 1.6%
100,000	Boston Scientific Corp.	4.000	03/01/2028	95,458

	Healthcare-Services - 1.7%
100,000	Anthem, Inc.	4.101	03/01/2028	97,256

	Insurance - 1.6%
100,000	American International Group, Inc.	4.200	04/01/2028	95,756

	Internet - 1.6%
100,000	Expedia Group, Inc.	3.800	02/15/2028	90,954

	Media - 7.9%
100,000	Charter Communications Operating LLC/Charter Communications Operating Capital	3.750	02/15/2028	90,056
100,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.200	03/15/2028	93,207
100,000	Comcast Corp.	3.150	02/15/2028	91,943
100,000	Comcast Corp.	3.550	05/01/2028	94,628
100,000	Discovery Communications LLC	3.950	03/20/2028	93,136

				462,970

	Oil & Gas - 3.3%
100,000	Continental Resources, Inc.	4.375	01/15/2028	94,217

Schedule of Investments

$100,000	Phillips 66	3.900%	03/15/2028	$94,898

				189,115

	Pharmaceuticals - 9.6%
250,000	CVS Health Corp.	4.300	03/25/2028	243,426
100,000	GlaxoSmithKline Capital, Inc. (United Kingdom)	3.875	05/15/2028	99,912
100,000	Johnson & Johnson	2.900	01/15/2028	94,253
100,000	Pharmacia LLC	6.600	12/01/2028	120,343

				557,934

	Pipelines - 8.2%
100,000	Energy Transfer Operating LP	4.950	06/15/2028	97,199
100,000	Kinder Morgan, Inc.	4.300	03/01/2028	96,324
100,000	MPLX LP	4.000	03/15/2028	92,756
100,000	Sabine Pass Liquefaction LLC	4.200	03/15/2028	94,136
100,000	TransCanada PipeLines Ltd. (Canada)	4.250	05/15/2028	97,353

				477,768

	REITs - 3.2%
100,000	Crown Castle International Corp.	3.800	02/15/2028	92,874
100,000	Ventas Realty LP	4.000	03/01/2028	95,604

				188,478

	Retail - 4.9%
100,000	Dollar General Corp.	4.125	05/01/2028	96,922
100,000	Dollar Tree, Inc.	4.200	05/15/2028	93,556
100,000	Starbucks Corp.	3.500	03/01/2028	95,303

				285,781

	Semiconductors - 1.5%
100,000	Broadcom Corp./Broadcom Cayman Finance Ltd.	3.500	01/15/2028	87,269

	Software - 1.7%
100,000	salesforce.com, Inc.	3.700	04/11/2028	98,404

	Telecommunications - 3.3%
200,000	Vodafone Group PLC (United Kingdom)	4.375	05/30/2028	192,295

	Transportation - 5.0%
100,000	CSX Corp.	3.800	03/01/2028	96,663
200,000	Union Pacific Corp.	3.950	09/10/2028	196,558

				293,221

	Total Corporate Bonds (Cost $5,882,119)			5,697,665

Number of Shares
	Money Market Fund - 1.3%
77,989	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(a) (Cost $77,989)			77,989

	Total Investments in Securities (Cost $5,960,108) - 99.1%			5,775,654
	Other assets less liabilities - 0.9%			54,503

	Net Assets - 100.0%			$5,830,157

Investment Abbreviations:

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco BulletShares 2018 High Yield Corporate Bond ETF (BSJI)

November 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds - 7.9%
	Auto Manufacturers - 2.8%
$14,230,000	Jaguar Land Rover Automotive PLC (United Kingdom)(a)	4.125%	12/15/2018	$14,234,269

	Commercial Services - 3.3%
16,821,000	APX Group, Inc.	7.875	12/01/2022	16,474,067

	Diversified Financial Services - 1.0%
5,205,000	Ally Financial, Inc.	8.000	12/31/2018	5,223,217

	Media - 0.8%
4,000,000	TEGNA, Inc.	6.375	10/15/2023	4,130,000

	Total Corporate Bonds (Cost $40,876,287)			40,061,553

Number of Shares
	Common Stocks - 0.0%
	Environmental Control - 0.0%
3,325	Tervita Corp. (Canada)(b)			21,089

	(Cost $28,262)

Principal Amount
	Short-Term Investments - 89.4%
	U.S. Treasury Securities - 89.4%
	U.S. Treasury Bills - 89.4%(c)
45,000,000	2.010%, 12/20/2018			44,954,392
11,000,000	2.047%, 12/20/2018			10,988,851
20,000,000	2.057%, 12/20/2018			19,979,730
350,000,000	2.067%, 12/20/2018			349,645,272
905,800	2.068%, 12/20/2018			904,882
27,000,000	2.136%, 12/20/2018			26,972,635

	Total U.S. Treasury Securities (Cost $453,406,755)			453,445,762

Number of Shares
	Money Market Fund - 1.4%
7,082,818	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(d) (Cost $7,082,818)			7,082,818

	Total Investments in Securities (Cost $501,394,122) - 98.7%			500,611,222
	Other assets less liabilities - 1.3%			6,638,587

	Net Assets - 100.0%			$507,249,809

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30, 2018 represented 2.81% of the Fund’s Net Assets.

(b)	Non-income producing security.
(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco BulletShares 2019 High Yield Corporate Bond ETF (BSJJ)

November 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds - 96.5%
	Advertising - 0.0%
$149,000	Lamar Media Corp.	5.375%	01/15/2024	$150,862
50,000	Outfront Media Capital LLC/Outfront Media Capital Corp.	5.875	03/15/2025	50,250

				201,112

	Airlines - 1.6%
6,829,000	Allegiant Travel Co.	5.500	07/15/2019	6,863,145
11,089,000	American Airlines Group, Inc.(a)	5.500	10/01/2019	11,213,751

				18,076,896

	Auto Manufacturers - 2.0%
$10,193,000	BCD Acquisition, Inc.(a)	9.625	09/15/2023	10,830,063
5,002,000	Deck Chassis Acquisition, Inc.(a)	10.000	06/15/2023	5,152,060
7,288,000	Jaguar Land Rover Automotive PLC (United Kingdom)(a)	4.250	11/15/2019	7,293,144

				23,275,267

	Auto Parts & Equipment - 0.2%
1,619,000	American Axle & Manufacturing, Inc.	7.750	11/15/2019	1,664,534
203,000	Tupy Overseas SA (Brazil)(a)	6.625	07/17/2024	206,656

				1,871,190

	Building Materials - 1.2%
3,440,000	Gibraltar Industries, Inc.	6.250	02/01/2021	3,448,600
6,000,000	Omnimax International, Inc.(a)	12.000	08/15/2020	6,217,500
4,156,000	Summit Materials LLC/Summit Materials Finance Corp.	8.500	04/15/2022	4,394,970

				14,061,070

	Chemicals - 3.2%
12,247,000	Chemours Co. (The)	6.625	05/15/2023	12,461,322
16,206,000	Platform Specialty Products Corp.(a)	6.500	02/01/2022	16,570,635
7,867,000	PQ Corp.(a)	6.750	11/15/2022	8,201,348

				37,233,305

	Coal - 0.5%
5,406,000	Natural Resource Partners LP/NRP Finance Corp.	10.500	03/15/2022	5,662,785

	Commercial Services - 6.6%
5,818,000	Herc Rentals, Inc.(a)	7.500	06/01/2022	6,123,445
6,903,000	Herc Rentals, Inc.(a)	7.750	06/01/2024	7,329,743
41,886,000	Prime Security Services Borrower LLC/Prime Finance, Inc.(a)	9.250	05/15/2023	44,503,875
4,867,000	Service Corp. International	5.375	01/15/2022	4,900,461
12,493,000	United Rentals North America, Inc.	5.750	11/15/2024	12,461,768

				75,319,292

	Computers - 4.8%
23,637,000	Dell International LLC/EMC Corp.(a)	5.875	06/15/2021	24,025,447
21,653,000	Dell International LLC/EMC Corp.(a)	7.125	06/15/2024	22,649,288
8,185,000	Dell, Inc.	5.875	06/15/2019	8,277,081

				54,951,816

	Diversified Financial Services - 7.4%
11,081,000	Ally Financial, Inc.	3.500	01/27/2019	11,063,714
11,076,000	Ally Financial, Inc.	3.750	11/18/2019	11,092,614
4,500,000	Blackstone CQP Holdco LP(a)	6.000	08/18/2021	4,516,447
8,841,000	Jefferies Finance LLC/JFIN Co-Issuer Corp.(a)	7.375	04/01/2020	8,907,308
8,840,000	Nationstar Mortgage LLC/Nationstar Capital Corp.	6.500	07/01/2021	8,851,050
16,076,000	Navient Corp., MTN	5.500	01/15/2019	16,088,057
15,499,000	Navient Corp., MTN	4.875	06/17/2019	15,547,434
9,152,000	Springleaf Finance Corp.	5.250	12/15/2019	9,209,200

				85,275,824

	Electric - 5.3%
3,500,000	Atlantica Yield PLC (Spain)(a)	7.000	11/15/2019	3,587,500
11,840,000	NRG Energy, Inc.	6.250	05/01/2024	12,150,800
25,598,000	Vistra Energy Corp.	7.375	11/01/2022	26,621,920
17,701,000	Vistra Energy Corp.	7.625	11/01/2024	18,851,565

				61,211,785

	Engineering & Construction - 0.3%
3,821,000	Zachry Holdings, Inc.(a)	7.500	02/01/2020	3,763,685

	Entertainment - 3.2%
3,013,000	EMI Music Publishing Group North America Holdings, Inc.(a)	7.625	06/15/2024	3,231,442
32,114,000	Scientific Games International, Inc.	10.000	12/01/2022	33,395,349

				36,626,791

	Food - 1.0%
7,944,000	Darling Ingredients, Inc.	5.375	01/15/2022	7,963,860
2,870,000	Safeway, Inc.	5.000	08/15/2019	2,891,525
175,000	TreeHouse Foods, Inc.(a)	6.000	02/15/2024	173,688

				11,029,073

	Gas - 0.4%
5,129,000	NGL Energy Partners LP/NGL Energy Finance Corp.	5.125	07/15/2019	5,135,411

	Healthcare-Products - 1.0%
10,664,000	Kinetic Concepts, Inc./KCI USA, Inc.(a)	7.875	02/15/2021	10,863,950
52,000	Teleflex, Inc.	5.250	06/15/2024	52,520

				10,916,470

Schedule of Investments

	Healthcare-Services - 5.3%
$21,534,000	Centene Corp.	5.625%	02/15/2021	$21,872,084
15,004,000	Centene Corp.	6.125	02/15/2024	15,640,170
5,234,000	Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.(a)	7.500	10/01/2024	5,521,870
6,515,000	Tenet Healthcare Corp.	5.500	03/01/2019	6,539,431
10,950,000	Tenet Healthcare Corp.(a)	7.500	01/01/2022	11,374,312

				60,947,867

	Holding Companies-Diversified - 1.1%
12,856,000	Spectrum Brands Holdings, Inc.	7.750	01/15/2022	13,145,260

	Home Builders - 2.6%
2,130,000	Ashton Woods USA LLC/Ashton Woods Finance Co.(a)	6.875	02/15/2021	2,087,400
7,173,000	Beazer Homes USA, Inc.	8.750	03/15/2022	7,304,266
5,975,000	KB Home	4.750	05/15/2019	5,989,937
3,178,000	M/I Homes, Inc.	6.750	01/15/2021	3,181,972
6,678,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	4.375	06/15/2019	6,659,302
4,576,000	William Lyon Homes, Inc.	7.000	08/15/2022	4,600,253

				29,823,130

	Insurance - 0.1%
1,260,000	Radian Group, Inc.	5.500	06/01/2019	1,271,025

	Internet - 1.0%
4,476,000	EIG Investors Corp.	10.875	02/01/2024	4,822,890
6,092,000	Match Group, Inc.	6.375	06/01/2024	6,321,973

				11,144,863

	Investment Companies - 0.0%
9,000	Oaktree Specialty Lending Corp.	4.875	03/01/2019	8,995

	Iron/Steel - 1.0%
5,788,000	AK Steel Corp.	7.625	10/01/2021	5,556,480
6,214,000	AK Steel Corp.	7.500	07/15/2023	6,291,675

				11,848,155

	Lodging - 2.0%
9,657,000	Boyd Gaming Corp.	6.875	05/15/2023	10,043,280
12,447,000	MGM Resorts International	8.625	02/01/2019	12,583,170

				22,626,450

	Machinery-Diversified - 0.9%
3,572,000	Manitowoc Co., Inc. (The)(a)	12.750	08/15/2021	3,857,760
6,209,000	Welbilt, Inc.	9.500	02/15/2024	6,682,436

				10,540,196

	Media - 9.4%
6,132,000	CSC Holdings LLC	8.625	02/15/2019	6,200,985
37,542,000	CSC Holdings LLC(a)	10.125	01/15/2023	40,736,824
20,329,000	DISH DBS Corp.	7.875	09/01/2019	20,913,459
5,121,000	Lee Enterprises, Inc.(a)	9.500	03/15/2022	5,287,432
394,000	Mediacom Broadband LLC/Mediacom Broadband Corp.	5.500	04/15/2021	393,508
2,567,000	Nexstar Broadcasting, Inc.(a)	6.125	02/15/2022	2,605,505
22,663,000	Sirius XM Radio, Inc.(a)	6.000	07/15/2024	23,257,904
5,156,000	TEGNA, Inc.	5.125	10/15/2019	5,165,539
354,000	TEGNA, Inc.(a)	5.500	09/15/2024	356,212
3,048,000	Univision Communications, Inc.(a)	6.750	09/15/2022	3,086,100

				108,003,468

	Metal Fabricate/Hardware - 1.5%
13,049,000	Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(a)	7.375	12/15/2023	13,146,867
4,167,000	Zekelman Industries, Inc.(a)	9.875	06/15/2023	4,448,273

				17,595,140

	Mining - 2.5%
10,630,000	Alcoa Nederland Holding BV(a)	6.750	09/30/2024	11,028,625
5,264,000	Ferroglobe PLC/Globe Specialty Metals, Inc.(a)	9.375	03/01/2022	4,691,540
9,286,000	Joseph T Ryerson & Son, Inc.(a)	11.000	05/15/2022	9,912,805
3,000,000	Vedanta Resources PLC (India)(a)	6.000	01/31/2019	3,003,750

				28,636,720

	Miscellaneous Manufacturing - 0.3%
2,931,000	CTP Transportation Products LLC/CTP Finance, Inc.(a)	8.250	12/15/2019	2,879,707

	Oil & Gas - 1.9%
5,905,000	Canbriam Energy, Inc. (Canada)(a)	9.750	11/15/2019	5,329,262
2,911,000	Rowan Cos., Inc.	7.875	08/01/2019	2,903,722
6,578,000	Sable Permian Resources Land LLC/AEPB Finance Corp.(a)	13.000	11/30/2020	6,874,010
6,106,000	Seven Generations Energy Ltd. (Canada)(a)	6.750	05/01/2023	6,159,428

				21,266,422

Schedule of Investments

	Oil & Gas Services - 0.6%
$6,338,000	PHI, Inc.(b)	5.250%	03/15/2019	$5,292,230
1,383,000	Seitel, Inc.	9.500	04/15/2019	1,369,170

				6,661,400

	Packaging & Containers - 1.1%
4,100,000	Berry Global, Inc.	6.000	10/15/2022	4,161,500
3,627,000	Greif, Inc.	7.750	08/01/2019	3,731,276
1,942,688	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	6.875	02/15/2021	1,954,830
228,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA(a)	7.000	07/15/2024	227,858
2,487,000	Silgan Holdings, Inc.	5.500	02/01/2022	2,521,445

				12,596,909

	Pharmaceuticals - 0.9%
9,560,000	Vizient, Inc.(a)	10.375	03/01/2024	10,420,400

	Pipelines - 2.0%
4,250,000	DCP Midstream Operating LP	2.700	04/01/2019	4,234,062
9,940,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.125	11/15/2019	9,964,850
8,490,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.750	03/15/2024	8,776,538

				22,975,450

	Real Estate - 0.5%
5,817,000	Realogy Group LLC/Realogy Co.-Issuer Corp.(a)	4.500	04/15/2019	5,824,271

	REITs - 4.1%
11,209,000	Equinix, Inc.	5.375	01/01/2022	11,387,671
14,803,000	Equinix, Inc.	5.375	04/01/2023	14,988,038
3,384,000	GEO Group, Inc. (The)	5.875	01/15/2022	3,331,580
8,934,000	Iron Mountain, Inc.	6.000	08/15/2023	9,135,015
8,609,000	iStar, Inc.	5.000	07/01/2019	8,626,218

				47,468,522

	Retail - 2.5%
3,714,000	Carrols Restaurant Group, Inc.	8.000	05/01/2022	3,816,135
5,703,000	GameStop Corp.(a)	5.500	10/01/2019	5,717,258
4,188,000	PriSo Acquisition Corp.(a)	9.000	05/15/2023	4,276,995
10,321,000	Reliance Intermediate Holdings LP (Canada)(a)	6.500	04/01/2023	10,682,235
3,994,000	Yum! Brands, Inc.	5.300	09/15/2019	4,043,925

				28,536,548

	Semiconductors - 1.1%
4,454,000	Advanced Micro Devices, Inc.	7.000	07/01/2024	4,704,538
8,215,000	Amkor Technology, Inc.	6.375	10/01/2022	8,276,448

				12,980,986

	Software - 3.0%
202,000	Nuance Communications, Inc.	6.000	07/01/2024	201,748
31,510,000	Solera LLC/Solera Finance, Inc.(a)	10.500	03/01/2024	34,109,575

				34,311,323

	Telecommunications - 12.4%
2,872,000	CenturyLink, Inc., Series Q	6.150	09/15/2019	2,911,490
8,000,000	Frontier Communications Corp.	7.125	03/15/2019	8,020,000
8,532,000	Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc.(a)	12.500	07/01/2022	9,310,545
9,079,000	HC2 Holdings, Inc.(a)	11.000	12/01/2019	9,079,000
19,378,000	Intelsat Jackson Holdings SA (Luxembourg)(a)	8.000	02/15/2024	20,323,646
83,000	Level 3 Financing, Inc.	5.375	01/15/2024	81,671
25,864,000	Sprint Capital Corp.	6.900	05/01/2019	26,219,630
437,000	Telesat Canada/Telesat LLC (Canada)(a)	8.875	11/15/2024	467,590
17,896,000	T-Mobile USA, Inc.	6.000	03/01/2023	18,334,631
14,037,000	T-Mobile USA, Inc.	6.500	01/15/2024	14,493,203
24,710,000	T-Mobile USA, Inc.	6.375	03/01/2025	25,482,188
7,450,000	VEON Holdings BV (Netherlands)(a)	5.200	02/13/2019	7,472,350

				142,195,944

	Total Corporate Bonds (Cost $1,117,410,592)			1,108,320,923

Number of Shares
	Money Market Fund - 2.6%
30,175,417	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(c) (Cost $30,175,417)			30,175,417

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $1,147,586,009) - 99.1%			1,138,496,340

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.4%
4,300,000	Invesco Government & Agency Portfolio - Institutional Class, 2.11%(c)(d) (Cost $4,300,000)			4,300,000

	Total Investments in Securities (Cost $1,151,886,009) - 99.5%			1,142,796,340
	Other assets less liabilities - 0.5%			5,314,935

	Net Assets - 100.0%			$1,148,111,275

Investment Abbreviations:

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2018 was $488,918,284, which represented 42.58% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at November 30, 2018.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco BulletShares 2020 High Yield Corporate Bond ETF (BSJK)

November 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds - 96.8%
	Advertising - 0.4%
$4,077,000	Clear Channel International BV(a)	8.750%	12/15/2020	$4,189,118

	Aerospace/Defense - 3.6%
9,916,000	Bombardier, Inc. (Canada)(a)	7.750	03/15/2020	10,139,110
19,197,000	Bombardier, Inc. (Canada)(a)	7.500	03/15/2025	18,309,139
6,676,000	TransDigm, Inc.	5.500	10/15/2020	6,682,275

				35,130,524

	Agriculture - 0.0%
180,000	Vector Group Ltd.(a)	6.125	02/01/2025	162,000

	Airlines - 1.0%
5,900,000	American Airlines Group, Inc.(a)	4.625	03/01/2020	5,914,750
3,535,000	United Continental Holdings, Inc.	6.000	12/01/2020	3,666,537

				9,581,287

	Auto Manufacturers - 2.5%
17,950,000	Fiat Chrysler Automobiles NV (United Kingdom)	4.500	04/15/2020	18,039,750
6,050,000	Jaguar Land Rover Automotive PLC (United Kingdom)(a)	3.500	03/15/2020	5,936,563

				23,976,313

	Auto Parts & Equipment - 0.4%
3,525,000	Goodyear Tire & Rubber Co. (The)	8.750	08/15/2020	3,758,531

	Banks - 0.4%
3,466,647	CIT Group, Inc.	5.375	05/15/2020	3,571,513

	Building Materials - 0.5%
525,000	Norbord, Inc. (Canada)(a)	5.375	12/01/2020	530,250
4,366,000	USG Corp.(a)	5.500	03/01/2025	4,415,118

				4,945,368

	Chemicals - 7.1%
8,816,000	Blue Cube Spinco LLC	9.750	10/15/2023	9,886,615
6,159,000	Blue Cube Spinco LLC	10.000	10/15/2025	7,067,452
6,150,000	CF Industries, Inc.	7.125	05/01/2020	6,403,688
9,280,000	Chemours Co. (The)	7.000	05/15/2025	9,442,400
3,910,000	Hexion, Inc.	10.000	04/15/2020	3,382,150
18,339,000	Hexion, Inc.	6.625	04/15/2020	15,221,370
7,794,000	Huntsman International LLC	4.875	11/15/2020	7,901,168
400,000	Kraton Polymers LLC/Kraton Polymers Capital Corp.(a)	7.000	04/15/2025	362,000
9,381,000	TPC Group, Inc.(a)	8.750	12/15/2020	9,099,570

				68,766,413

	Commercial Services - 4.1%
3,669,000	ADT Security Corp. (The)	5.250	03/15/2020	3,714,862
11,033,000	APX Group, Inc.	8.750	12/01/2020	10,591,680
9,063,000	Hertz Corp. (The)	5.875	10/15/2020	8,963,307
10,019,000	Nielsen Finance LLC/Nielsen Finance Co.	4.500	10/01/2020	9,990,947
2,573,000	Service Corp. International	4.500	11/15/2020	2,560,135
4,020,000	Weight Watchers International, Inc.(a)	8.625	12/01/2025	4,195,875

				40,016,806

Schedule of Investments

	Computers - 4.1%
$25,434,000	EMC Corp.	2.650%	06/01/2020	$24,773,470
5,625,000	GCI LLC	6.875	04/15/2025	5,639,063
3,466,000	Harland Clarke Holdings Corp.(a)	6.875	03/01/2020	3,431,340
5,285,000	Unisys Corp.(a)	10.750	04/15/2022	5,886,169

				39,730,042

	Cosmetics/Personal Care - 0.6%
5,237,000	Avon Products, Inc. (United Kingdom)	6.600	03/15/2020	5,302,462

	Diversified Financial Services - 8.8%
3,071,000	Abe Investment Holdings, Inc./Getty Images, Inc.(a)	10.500	10/16/2020	3,163,130
12,444,000	Ally Financial, Inc.	8.000	03/15/2020	13,092,208
9,280,000	Ally Financial, Inc.	4.125	03/30/2020	9,280,000
6,011,000	Ally Financial, Inc.	7.500	09/15/2020	6,347,255
3,477,000	CNG Holdings, Inc.(a)	9.375	05/15/2020	3,250,995
5,252,000	LoanCore Capital Markets LLC/JLC Finance Corp.(a)	6.875	06/01/2020	5,268,412
18,716,000	Navient Corp., MTN	8.000	03/25/2020	19,371,060
5,721,000	Navient Corp.	5.000	10/26/2020	5,678,092
3,945,000	Springleaf Finance Corp.	6.000	06/01/2020	4,014,038
12,157,000	Springleaf Finance Corp.	8.250	12/15/2020	12,865,753
2,555,000	Stearns Holdings LLC(a)	9.375	08/15/2020	2,433,638

				84,764,581

	Electric - 1.0%
3,670,000	SCANA Corp., MTN	6.250	04/01/2020	3,763,104
5,658,000	Vistra Energy Corp.(a)	8.000	01/15/2025	6,025,770

				9,788,874

	Electrical Components & Equipment - 0.2%
2,388,000	Artesyn Embedded Technologies, Inc.(a)	9.750	10/15/2020	2,250,690

	Energy-Alternate Sources - 0.4%
235,000	Pattern Energy Group, Inc.(a)	5.875	02/01/2024	229,712
3,666,000	TerraForm Power Operating LLC(a)(b)	6.625	06/15/2025	3,789,728

				4,019,440

	Entertainment - 0.9%
3,316,000	Gateway Casinos & Entertainment Ltd. (Canada)(a)	8.250	03/01/2024	3,456,930
5,084,000	Scientific Games International, Inc.	6.250	09/01/2020	4,982,320

				8,439,250

	Food - 0.0%
16,000	Chobani LLC/Chobani Finance Corp., Inc.(a)	7.500	04/15/2025	13,180

	Forest Products & Paper - 0.3%
3,343,000	PH Glatfelter Co.	5.375	10/15/2020	3,330,464

	Healthcare-Products - 2.0%
7,801,000	Agiliti Health, Inc.	7.625	08/15/2020	7,810,751
3,482,000	DJO Finance LLC/DJO Finance Corp.	10.750	04/15/2020	3,495,058
8,475,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC(a)	4.875	04/15/2020	8,407,200

				19,713,009

	Healthcare-Services - 3.5%
3,633,000	Tenet Healthcare Corp.	6.750	02/01/2020	3,728,366
6,405,000	Tenet Healthcare Corp.	4.750	06/01/2020	6,413,006
22,907,000	Tenet Healthcare Corp.	6.000	10/01/2020	23,428,135
83,000	WellCare Health Plans, Inc.	5.250	04/01/2025	82,585

				33,652,092

	Home Builders - 1.7%
7,746,000	Brookfield Residential Properties, Inc. (Canada)(a)	6.500	12/15/2020	7,746,000
100,000	Brookfield Residential Properties, Inc. (Canada)(a)	6.375	05/15/2025	92,250
4,741,000	KB Home	8.000	03/15/2020	4,960,271
3,788,000	Meritage Homes Corp.	7.150	04/15/2020	3,912,294

				16,710,815

	Housewares - 0.3%
2,896,000	American Greetings Corp.(a)	7.875	02/15/2025	2,794,640

	Insurance - 1.2%
3,977,000	CNO Financial Group, Inc.	4.500	05/30/2020	3,977,000
4,724,000	Genworth Holdings, Inc.	7.700	06/15/2020	4,830,290
2,876,000	Radian Group, Inc.	5.250	06/15/2020	2,929,925

				11,737,215

	Iron/Steel - 1.4%
8,744,000	Big River Steel LLC/BRS Finance Corp.(a)	7.250	09/01/2025	8,940,740
4,139,000	United States Steel Corp.	7.375	04/01/2020	4,338,189

				13,278,929

Schedule of Investments

	Lodging - 2.0%
$6,068,000	MGM Resorts International	5.250%	03/31/2020	$6,159,020
12,316,000	MGM Resorts International	6.750	10/01/2020	12,864,062

				19,023,082

	Machinery-Diversified - 0.3%
2,315,000	Briggs & Stratton Corp.	6.875	12/15/2020	2,419,175

	Media - 11.6%
6,099,000	Cablevision Systems Corp.	8.000	04/15/2020	6,358,208
3,690,000	Clear Channel Worldwide Holdings, Inc., Series A	7.625	03/15/2020	3,699,225
23,836,000	Clear Channel Worldwide Holdings, Inc., Series B	7.625	03/15/2020	23,895,590
7,183,000	CSC Holdings LLC(a)	7.750	07/15/2025	7,542,006
11,709,000	CSC Holdings LLC(a)	6.625	10/15/2025	12,205,227
19,348,000	CSC Holdings LLC(a)	10.875	10/15/2025	22,346,940
14,061,000	DISH DBS Corp.	5.125	05/01/2020	14,078,576
7,714,000	TEGNA, Inc.	5.125	07/15/2020	7,723,643
10,750,000	Unitymedia GmbH (Germany)(a)	6.125	01/15/2025	11,015,418
3,048,000	Urban One, Inc.(a)	9.250	02/15/2020	2,971,800

				111,836,633

	Mining - 3.6%
5,026,000	Aleris International, Inc.(a)	10.750	07/15/2023	5,239,605
7,381,000	Eldorado Gold Corp. (Canada)(a)	6.125	12/15/2020	6,827,425
12,852,000	Freeport-McMoRan, Inc.	3.100	03/15/2020	12,691,350
9,082,000	Freeport-McMoRan, Inc.	6.875	02/15/2023	9,490,690

				34,249,070

	Miscellaneous Manufacturing - 0.0%
56,000	Koppers, Inc.(a)	6.000	02/15/2025	50,400

	Office/Business Equipment - 0.4%
4,141,000	Lexmark International, Inc.	7.125	03/15/2020	3,644,080

	Oil & Gas - 6.7%
3,049,000	Carrizo Oil & Gas, Inc.	8.250	07/15/2025	3,117,602
5,051,000	Chesapeake Energy Corp.	6.625	08/15/2020	5,082,569
1,898,000	Chesapeake Energy Corp.	6.875	11/15/2020	1,916,980
2,816,000	EP Energy LLC/Everest Acquisition Finance, Inc.	9.375	05/01/2020	2,647,040
3,492,000	HighPoint Operating Corp.	8.750	06/15/2025	3,430,890
8,785,000	Nabors Industries, Inc.	5.000	09/15/2020	8,739,170
2,789,000	Parker Drilling Co.	7.500	08/01/2020	1,938,355
2,753,000	Pride International LLC	6.875	08/15/2020	2,835,590
11,276,000	Resolute Energy Corp.	8.500	05/01/2020	11,380,303
4,000,000	Sable Permian Resources Land LLC/AEPB Finance Corp.(a)	8.000	06/15/2020	3,760,000
117,000	Sable Permian Resources Land LLC/AEPB Finance Corp.(a)	13.000	11/30/2020	122,265
3,417,000	Transocean, Inc.	6.500	11/15/2020	3,442,628
15,641,000	Transocean, Inc.(a)	9.000	07/15/2023	16,090,679
102,000	Whiting Petroleum Corp.	5.750	03/15/2021	101,235

				64,605,306

	Oil & Gas Services - 0.3%
3,913,000	Weatherford International Ltd.	5.125	09/15/2020	3,306,485

	Packaging & Containers - 6.1%
13,188,000	Ball Corp.	4.375	12/15/2020	13,306,692
39,621,969	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.750	10/15/2020	39,621,969
5,659,000	Sealed Air Corp.(a)	6.500	12/01/2020	5,899,507

				58,828,168

	Pharmaceuticals - 2.7%
25,249,000	Bausch Health Cos., Inc.(a)	7.000	03/15/2024	26,479,889

	Pipelines - 2.9%
6,780,000	DCP Midstream Operating LP(a)	5.350	03/15/2020	6,864,750
14,862,000	Energy Transfer LP	7.500	10/15/2020	15,716,565
5,328,000	NuStar Logistics LP	4.800	09/01/2020	5,259,162

				27,840,477

	Private Equity - 2.1%
20,384,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.000	08/01/2020	20,562,360

	REITs - 1.5%
4,034,000	CoreCivic, Inc.	4.125	04/01/2020	4,003,745
3,721,000	iStar, Inc.	4.625	09/15/2020	3,697,744
6,030,000	Vici Properties 1 LLC/Vici FC, Inc.	8.000	10/15/2023	6,587,775

				14,289,264

Schedule of Investments

	Retail - 2.0%
$1,355,000	FirstCash, Inc.(a)	5.375%	06/01/2024	$1,338,062
6,727,000	Michaels Stores, Inc.(a)	5.875	12/15/2020	6,735,409
3,420,000	Penske Automotive Group, Inc.	3.750	08/15/2020	3,424,275
3,725,000	PF Chang’s China Bistro, Inc.(a)	10.250	06/30/2020	3,538,750
4,706,000	Yum! Brands, Inc.	3.875	11/01/2020	4,706,000

				19,742,496

	Software - 2.0%
6,098,000	Infor US, Inc.(a)	5.750	08/15/2020	6,151,175
9,934,000	MSCI, Inc.(a)	5.750	08/15/2025	10,107,845
3,013,000	Nuance Communications, Inc.(a)	5.375	08/15/2020	3,020,532

				19,279,552

	Telecommunications - 5.6%
12,564,000	CenturyLink, Inc., Series V	5.625	04/01/2020	12,705,345
2,104,000	Frontier Communications Corp.	8.500	04/15/2020	2,040,880
5,026,000	Iridium Communications, Inc.(a)	10.250	04/15/2023	5,453,210
700,000	ORBCOMM, Inc.(a)	8.000	04/01/2024	732,375
12,534,000	Sprint Communications, Inc.(a)	7.000	03/01/2020	12,988,357
19,009,000	Sprint Communications, Inc.	7.000	08/15/2020	19,721,837
101,000	T-Mobile USA, Inc.	6.500	01/15/2024	104,283

				53,746,287

	Toys/Games/Hobbies - 0.1%
586,000	Mattel, Inc.	4.350	10/01/2020	578,675

	Transportation - 0.5%
5,467,000	Neovia Logistics Services LLC/SPL Logistics Finance Corp.(a)	8.875	08/01/2020	4,756,290

	Total Corporate Bonds (Cost $948,814,689)			934,861,245

Number of Shares
	Money Market Fund - 1.7%
16,460,237	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(c) (Cost $16,460,237)			16,460,237

	Total Investments in Securities (Cost $965,274,926) - 98.5%			951,321,482
	Other assets less liabilities - 1.5%			14,505,568

	Net Assets - 100.0%			$965,827,050

Investment Abbreviations:

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2018 was $312,671,933, which represented 32.37% of the Fund’s Net Assets.

(b)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specific date.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

The	valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco BulletShares 2021 High Yield Corporate Bond ETF (BSJL)

November 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds - 95.5%
	Advertising - 0.4%
$2,122,000	Lamar Media Corp.	5.750%	02/01/2026	$2,167,093

	Aerospace/Defense - 1.9%
7,658,000	Bombardier, Inc. (Canada)(a)	8.750	12/01/2021	7,926,030
1,877,000	Triumph Group, Inc.	4.875	04/01/2021	1,750,302

				9,676,332

	Agriculture - 0.9%
1,625,000	Pyxus International, Inc.(a)	8.500	04/15/2021	1,612,812
3,486,000	Pyxus International, Inc.	9.875	07/15/2021	2,963,100

				4,575,912

	Airlines - 0.5%
2,246,000	Air Canada (Canada)(a)	7.750	04/15/2021	2,380,760

	Apparel - 0.4%
1,859,000	William Carter Co. (The)	5.250	08/15/2021	1,865,971

	Auto Parts & Equipment - 0.4%
2,161,000	Dana Financing Luxembourg Sarl(a)	6.500	06/01/2026	2,112,378

	Banks - 0.5%
2,728,000	CIT Group, Inc.	4.125	03/09/2021	2,728,000

	Building Materials - 0.5%
1,829,000	CPG Merger Sub LLC(a)	8.000	10/01/2021	1,819,855
1,066,000	Northwest Hardwoods, Inc.(a)	7.500	08/01/2021	826,150

				2,646,005

	Chemicals - 2.6%
6,132,000	Momentive Performance Materials, Inc.	3.880	10/24/2021	6,591,900
1,000,000	Perstorp Holding AB (Sweden)(a)	8.500	06/30/2021	1,038,750
2,000,000	Perstorp Holding AB (Sweden)(a)	11.000	09/30/2021	2,135,000
3,500,000	WR Grace & Co.(a)	5.125	10/01/2021	3,533,950

				13,299,600

	Coal - 0.2%
1,308,000	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.	12.000	11/01/2021	814,230

	Commercial Services - 4.1%
5,079,000	ADT Corp. (The)	6.250	10/15/2021	5,275,812
2,759,000	Hertz Corp. (The)	7.375	01/15/2021	2,738,997
3,032,000	Jurassic Holdings III, Inc.(a)	6.875	02/15/2021	2,819,760
3,080,000	Nielsen Co. Luxembourg Sarl (The)(a)	5.500	10/01/2021	3,098,295
2,254,000	R.R. Donnelley & Sons Co.	7.875	03/15/2021	2,332,890
4,656,000	United Rentals North America, Inc.	5.875	09/15/2026	4,539,600

				20,805,354

	Computers - 2.4%
2,102,000	Dell, Inc.	4.625	04/01/2021	2,092,594
1,619,000	GCI LLC	6.750	06/01/2021	1,621,024
3,857,000	Harland Clarke Holdings Corp.(a)	9.250	03/01/2021	3,577,367
2,898,000	NCR Corp.	4.625	02/15/2021	2,861,775
2,078,000	NCR Corp.	5.875	12/15/2021	2,054,622

				12,207,382

	Cosmetics/Personal Care - 1.6%
2,901,000	Edgewell Personal Care Co.	4.700	05/19/2021	2,875,616
3,093,000	First Quality Finance Co., Inc.(a)	4.625	05/15/2021	3,042,739
3,048,000	Revlon Consumer Products Corp.	5.750	02/15/2021	2,491,740

				8,410,095

	Diversified Financial Services - 6.1%
2,999,000	Ally Financial, Inc.	4.250	04/15/2021	2,984,005
9,515,000	Blackstone CQP Holdco LP(a)	6.500	03/20/2021	9,278,029
1,810,000	Credit Acceptance Corp.	6.125	02/15/2021	1,816,787
2,804,000	Intrepid Aviation Group Holdings LLC / Intrepid Finance Co.(a)	8.500	08/15/2021	2,818,020
2,400,000	Jefferies Finance LLC/JFIN Co-Issuer Corp.(a)	7.500	04/15/2021	2,418,000
1,669,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(a)	5.875	08/01/2021	1,675,259
3,116,000	Navient Corp.	5.875	03/25/2021	3,102,757

Schedule of Investments

$3,964,000	Navient Corp.	6.625%	07/26/2021	$4,013,550
3,102,000	Springleaf Finance Corp.	7.750	10/01/2021	3,257,100

				31,363,507

	Electric - 4.6%
1,500,000	AES Andres BV/Dominican Power Partners/Empresa Generadora de Electricidad It (Dominican Republic)(a)	7.950	05/11/2026	1,535,640
2,000,000	AES Corp. (The)	4.000	03/15/2021	1,975,000
3,131,000	AES Corp. (The)	6.000	05/15/2026	3,240,585
4,703,000	NRG Energy, Inc.	7.250	05/15/2026	4,991,059
6,866,000	NRG Energy, Inc.	6.625	01/15/2027	7,019,935
1,200,000	SCANA Corp., MTN	4.750	05/15/2021	1,204,843
3,714,000	Talen Energy Supply LLC	4.600	12/15/2021	3,407,595

				23,374,657

	Electrical Components & Equipment - 0.5%
2,518,000	WESCO Distribution, Inc.	5.375	12/15/2021	2,530,590

	Energy-Alternate Sources - 0.4%
1,920,000	Enviva Partners LP/Enviva Partners Finance Corp.	8.500	11/01/2021	1,984,800

	Entertainment - 1.0%
1,200,000	Boyne USA, Inc.(a)	7.250	05/01/2025	1,254,000
2,057,000	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.(a)	6.125	08/15/2021	2,026,145
2,056,000	Scientific Games International, Inc.	6.625	05/15/2021	1,994,320

				5,274,465

	Environmental Control - 1.6%
4,710,000	Clean Harbors, Inc.	5.125	06/01/2021	4,730,536
3,432,000	Tervita Escrow Corp. (Canada)(a)	7.625	12/01/2021	3,380,520

				8,111,056

	Food - 3.0%
3,638,000	B&G Foods, Inc.	4.625	06/01/2021	3,587,977
3,918,000	JBS USA LUX SA/JBS USA Finance, Inc.(a)	7.250	06/01/2021	3,981,668
2,843,000	JBS USA LUX SA/JBS USA Finance, Inc.(a)	7.250	06/01/2021	2,889,199
1,075,000	KeHE Distributors LLC/KeHE Finance Corp.(a)	7.625	08/15/2021	1,005,125
4,220,000	Lamb Weston Holdings, Inc.(a)	4.875	11/01/2026	4,126,105

				15,590,074

	Forest Products & Paper - 0.2%
1,000,000	Eldorado International. Finance GmbH (Brazil)(a)	8.625	06/16/2021	1,037,510

	Healthcare-Products - 1.5%
5,012,000	DJO Finance LLC/DJO Finance Corp.(a)	8.125	06/15/2021	5,212,480
2,334,000	Kinetic Concepts, Inc./KCI USA, Inc.(a)	12.500	11/01/2021	2,509,050

				7,721,530

	Healthcare-Services - 6.3%
5,050,000	CHS/Community Health Systems, Inc.	5.125	08/01/2021	4,806,969
5,245,000	HCA Healthcare, Inc.	6.250	02/15/2021	5,428,575
5,832,000	LifePoint Health, Inc.	5.500	12/01/2021	5,891,778
3,795,000	Select Medical Corp.	6.375	06/01/2021	3,836,555
1,911,000	Surgery Center Holdings, Inc.(a)	8.875	04/15/2021	1,949,220
4,760,000	Tenet Healthcare Corp.	4.500	04/01/2021	4,737,152
5,549,000	Tenet Healthcare Corp.	4.375	10/01/2021	5,507,382

				32,157,631

	Home Builders - 1.9%
2,042,000	KB Home	7.000	12/15/2021	2,116,022
8,000	Lennar Corp.	8.375	01/15/2021	8,650
3,834,000	PulteGroup, Inc.	4.250	03/01/2021	3,848,378
2,580,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.(a)	5.250	04/15/2021	2,577,549
1,345,000	TRI Pointe Group, Inc.	4.875	07/01/2021	1,301,288

				9,851,887

	Household Products/Wares - 0.4%
2,132,000	Prestige Brands, Inc.(a)	5.375	12/15/2021	2,118,675

	Housewares - 0.0%
107,000	Scotts Miracle-Gro Co. (The)	5.250	12/15/2026	100,313

	Insurance - 1.5%
1,944,000	Genworth Holdings, Inc.	7.200	02/15/2021	1,970,730
3,515,000	Genworth Holdings, Inc.	7.625	09/24/2021	3,567,725
2,036,000	Radian Group, Inc.	7.000	03/15/2021	2,150,525

				7,688,980

	Internet - 0.5%
2,596,000	Netflix, Inc.	5.375	02/01/2021	2,660,900

Schedule of Investments

	Iron/Steel - 1.1%
$2,599,000	Allegheny Technologies, Inc.	5.950%	01/15/2021	$2,592,502
3,060,000	Steel Dynamics, Inc.	5.125	10/01/2021	3,071,475

				5,663,977

	Lodging - 3.7%
4,218,000	Boyd Gaming Corp.	6.375	04/01/2026	4,207,455
3,791,000	Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.(a)	6.750	11/15/2021	3,895,253
6,795,000	MGM Resorts International	6.625	12/15/2021	7,134,750
2,095,000	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC(a)	5.875	05/15/2021	2,114,651
1,500,000	Wyndham Destinations, Inc.	5.625	03/01/2021	1,525,095

				18,877,204

	Media - 6.1%
2,547,000	CCO Holdings LLC/CCO Holdings Capital Corp.	5.250	03/15/2021	2,551,776
28,000	Cequel Communications Holdings I LLC/Cequel Capital Corp.(a)	5.125	12/15/2021	28,035
5,224,000	CSC Holdings LLC	6.750	11/15/2021	5,485,200
3,550,000	CSC Holdings LLC, Series 144#(a)	5.125	12/15/2021	3,545,562
2,480,000	CSC Holdings LLC, Series 144S(a)	5.125	12/15/2021	2,476,900
10,098,000	DISH DBS Corp.	6.750	06/01/2021	10,287,337
3,143,000	Sinclair Television Group, Inc.	5.375	04/01/2021	3,150,858
1,860,000	TEGNA, Inc.(a)	4.875	09/15/2021	1,860,000
2,000,000	Virgin Media Secured Finance PLC (United Kingdom)	5.250	01/15/2021	2,030,000

				31,415,668

	Metal Fabricate/Hardware - 0.2%
1,231,000	Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc.(a)	8.625	06/01/2021	1,126,365

	Mining - 3.2%
2,400,000	Alcoa Nederland Holding BV(a)	7.000	09/30/2026	2,502,000
1,867,000	Century Aluminum Co.(a)	7.500	06/01/2021	1,876,335
5,447,000	First Quantum Minerals Ltd. (Zambia)(a)	7.000	02/15/2021	5,360,257
2,593,000	Freeport-McMoRan, Inc.	4.000	11/14/2021	2,534,657
2,141,000	International Wire Group, Inc.(a)	10.750	08/01/2021	1,948,310
381,000	Teck Resources Ltd. (Canada)	4.500	01/15/2021	384,334
2,000,000	Vedanta Resources PLC (India)(a)	8.250	06/07/2021	2,003,000

				16,608,893

	Oil & Gas - 7.9%
2,436,000	Baytex Energy Corp. (Canada)(a)	5.125	06/01/2021	2,344,650
4,654,000	Calumet Specialty Products Partners LP/Calumet Finance Corp.	6.500	04/15/2021	4,194,417
3,199,000	Chesapeake Energy Corp.	6.125	02/15/2021	3,159,012
1,088,000	Chesapeake Energy Corp.	5.375	06/15/2021	1,044,480
3,699,000	Denbury Resources, Inc.(a)	9.000	05/15/2021	3,726,743
1,096,000	Denbury Resources, Inc.	6.375	08/15/2021	950,780
1,452,000	Energen Corp.	4.625	09/01/2021	1,459,260
2,201,000	Great Western Petroleum LLC/Great Western Finance Corp.(a)	9.000	09/30/2021	2,035,925
3,507,000	Nabors Industries, Inc.	4.625	09/15/2021	3,279,393
1,119,250	Precision Drilling Corp. (Canada)	6.500	12/15/2021	1,113,654
2,048,000	QEP Resources, Inc.	6.875	03/01/2021	2,158,080
2,406,000	Range Resources Corp.	5.750	06/01/2021	2,409,008
1,911,000	Transocean, Inc.	8.375	12/15/2021	1,961,164
3,067,000	Unit Corp.	6.625	05/15/2021	2,974,990
7,640,000	Whiting Petroleum Corp.	5.750	03/15/2021	7,582,700

				40,394,256

	Oil & Gas Services - 2.2%
1,875,000	Archrock Partners LP/Archrock Partners Finance Corp.	6.000	04/01/2021	1,846,875
2,086,000	Forum Energy Technologies, Inc.	6.250	10/01/2021	2,023,420
1,000,000	KCA Deutag UK Finance PLC (United Kingdom)(a)	7.250	05/15/2021	820,000
4,228,000	SESI LLC	7.125	12/15/2021	4,006,030
3,259,000	Weatherford International Ltd.	7.750	06/15/2021	2,688,675

				11,385,000

	Packaging & Containers - 0.4%
2,203,000	Graphic Packaging International LLC	4.750	04/15/2021	2,205,754

	Pharmaceuticals - 1.2%
4,662,000	Bausch Health Cos., Inc.(a)	5.625	12/01/2021	4,673,655
1,516,000	Owens & Minor, Inc.	3.875	09/15/2021	1,322,710

				5,996,365

	Pipelines - 1.6%
2,314,000	American Midstream Partners LP/American Midstream Finance Corp.(a)	9.500	12/15/2021	2,250,365
2,261,000	DCP Midstream Operating LP(a)	4.750	09/30/2021	2,261,000
1,825,000	Martin Midstream Partners LP/Martin Midstream Finance Corp.	7.250	02/15/2021	1,788,500
1,867,000	NuStar Logistics LP	6.750	02/01/2021	1,927,677

				8,227,542

Schedule of Investments

	Real Estate - 0.5%
$2,684,000	Realogy Group LLC/Realogy Co.-Issuer Corp.(a)	5.250%	12/01/2021	$2,616,900

	REITs - 3.2%
5,675,000	Equinix, Inc.	5.875	01/15/2026	5,774,312
764,000	Iron Mountain US Holdings, Inc.(a)	5.375	06/01/2026	716,250
3,008,000	Iron Mountain, Inc.(a)	4.375	06/01/2021	2,985,440
1,491,000	iStar, Inc.	6.500	07/01/2021	1,502,183
1,653,000	RHP Hotel Properties LP/RHP Finance Corp.	5.000	04/15/2021	1,644,735
3,841,000	Starwood Property Trust, Inc.	5.000	12/15/2021	3,845,321

				16,468,241

	Retail - 5.1%
2,636,000	DriveTime Automotive Group, Inc./Bridgecrest Acceptance Corp.(a)	8.000	06/01/2021	2,675,540
2,910,000	Ferrellgas LP/Ferrellgas Finance Corp.	6.500	05/01/2021	2,495,325
2,261,000	GameStop Corp.(a)	6.750	03/15/2021	2,289,263
4,042,000	Guitar Center Escrow Issuer, Inc.(a)	9.500	10/15/2021	3,870,215
1,839,000	Hot Topic, Inc.(a)	9.250	06/15/2021	1,839,000
1,516,000	J Crew Brand LLC / J Crew Brand Corp.(a)	13.000	09/15/2021	1,743,400
5,409,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)	5.250	06/01/2026	5,317,696
4,120,000	L Brands, Inc.	6.625	04/01/2021	4,326,000
1,698,000	Yum! Brands, Inc.	3.750	11/01/2021	1,668,285

				26,224,724

	Semiconductors - 0.6%
3,260,000	Sensata Technologies UK Financing Co. PLC(a)	6.250	02/15/2026	3,331,361

	Software - 2.4%
2,045,000	Donnelley Financial Solutions, Inc.	8.250	10/15/2024	2,068,006
79,000	MSCI, Inc.(a)	4.750	08/01/2026	75,445
4,272,000	Open Text Corp. (Canada)(a)	5.875	06/01/2026	4,314,720
5,341,000	TIBCO Software, Inc.(a)	11.375	12/01/2021	5,668,136

				12,126,307

	Telecommunications - 9.8%
6,928,000	CenturyLink, Inc., Series S	6.450	06/15/2021	7,109,860
1,193,000	Cogent Communications Finance, Inc.(a)	5.625	04/15/2021	1,198,965
3,245,000	CommScope, Inc.(a)	5.000	06/15/2021	3,229,586
303,000	CommScope, Inc.(a)	5.500	06/15/2024	280,623
1,263,000	Frontier Communications Corp.	6.250	09/15/2021	978,825
5,004,000	Hughes Satellite Systems Corp.	7.625	06/15/2021	5,246,444
3,089,000	Level 3 Financing, Inc.	6.125	01/15/2021	3,107,256
4,943,000	Sprint Communications, Inc.	11.500	11/15/2021	5,736,352
11,837,000	Sprint Corp.	7.250	09/15/2021	12,369,665
10,712,000	T-Mobile USA, Inc.	6.500	01/15/2026	11,140,480

				50,398,056

	Toys/Games/Hobbies - 0.4%
2,022,000	Mattel, Inc.	2.350	08/15/2021	1,824,855

	Total Corporate Bonds (Cost $499,909,811)			490,147,155

Number of Shares
	Money Market Fund - 2.5%
12,964,348	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(b) (Cost $12,964,348)			12,964,348

	Total Investments in Securities (Cost $512,874,159) - 98.0%			503,111,503
	Other assets less liabilities - 2.0%			10,174,452

	Net Assets - 100.0%			$513,285,955

Investment Abbreviations:

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2018 was $176,717,586, which represented 34.43% of the Fund's Net Assets.

(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)

November 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds - 96.6%
	Advertising - 0.5%
$1,376,000	Outfront Media Capital LLC/Outfront Media Capital Corp.	5.250%	02/15/2022	$1,380,441

	Aerospace/Defense - 3.5%
1,330,000	Bombardier, Inc. (Canada)(a)	5.750	03/15/2022	1,270,150
2,910,000	Bombardier, Inc. (Canada)(a)	6.000	10/15/2022	2,772,066
2,166,000	KLX, Inc.(a)	5.875	12/01/2022	2,230,168
1,037,000	Moog, Inc.(a)	5.250	12/01/2022	1,039,592
2,423,000	TransDigm, Inc.	6.000	07/15/2022	2,429,058
374,000	Triumph Group, Inc.	5.250	06/01/2022	337,535

				10,078,569

	Airlines - 0.3%
1,040,000	United Continental Holdings, Inc.	4.250	10/01/2022	1,020,500

	Auto Manufacturers - 0.3%
1,000,000	McLaren Finance PLC (United Kingdom)(a)	5.750	08/01/2022	925,500

	Auto Parts & Equipment - 0.4%
1,062,000	American Axle & Manufacturing, Inc.	6.625	10/15/2022	1,064,655

	Banks - 0.7%
2,168,000	CIT Group, Inc.	5.000	08/15/2022	2,181,615

	Beverages - 0.5%
1,752,000	Ajecorp BV (Spain)(a)	6.500	05/14/2022	1,353,438

	Building Materials - 1.1%
2,174,000	Griffon Corp.	5.250	03/01/2022	2,038,125
1,050,000	USG Corp.(a)	4.875	06/01/2027	1,053,938

				3,092,063

	Chemicals - 2.2%
2,598,000	Ashland LLC	4.750	08/15/2022	2,588,257
1,164,000	Hexion, Inc.(a)	10.375	02/01/2022	974,850
1,237,000	Huntsman International LLC	5.125	11/15/2022	1,263,917
1,081,000	Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner USA (Canada)(a)	8.375	12/01/2022	1,089,108
521,000	Olin Corp.	5.500	08/15/2022	527,513

				6,443,645

	Coal - 0.3%
748,000	Peabody Energy Corp.(a)	6.000	03/31/2022	741,923

	Commercial Services - 5.5%
1,000,000	ACE Cash Express, Inc.(a)	12.000	12/15/2022	990,000
1,737,000	ADT Corp. (The)	3.500	07/15/2022	1,632,780
890,000	Atento Luxco 1 SA (Spain)(a)	6.125	08/10/2022	858,850
374,000	Cardtronics, Inc.	5.125	08/01/2022	383,743
580,000	Great Lakes Dredge & Dock Corp.	8.000	05/15/2022	594,616
2,852,000	Hertz Corp. (The)(a)	7.625	06/01/2022	2,809,220
730,000	Hertz Corp. (The)	6.250	10/15/2022	644,225
738,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.(a)	7.875	10/01/2022	656,820
4,868,000	Nielsen Finance LLC/Nielsen Finance Co.(a)	5.000	04/15/2022	4,772,587
384,000	Quad/Graphics, Inc.	7.000	05/01/2022	379,200
2,432,000	United Rentals North America, Inc.	5.500	05/15/2027	2,301,280

				16,023,321

	Computers - 1.0%
1,530,000	Harland Clarke Holdings Corp.(a)	8.375	08/15/2022	1,422,900
1,408,000	NCR Corp.	5.000	07/15/2022	1,344,640

				2,767,540

	Cosmetics/Personal Care - 0.7%
910,000	Avon International Operations, Inc. (United Kingdom)(a)	7.875	08/15/2022	912,275
1,205,000	Edgewell Personal Care Co.	4.700	05/24/2022	1,179,394

				2,091,669

	Distribution/Wholesale - 0.3%
828,000	Global Partners LP/GLP Finance Corp.	6.250	07/15/2022	819,968

Schedule of Investments

	Diversified Financial Services - 5.3%
$1,618,000	Ally Financial, Inc.	4.125%	02/13/2022	$1,599,797
604,000	Ally Financial, Inc.	4.625	05/19/2022	605,510
250,000	Cooke Omega Investments, Inc. / Alpha Vesselco Holdings, Inc. (Canada)(a)	8.500	12/15/2022	246,250
1,072,000	goeasy Ltd. (Canada)(a)	7.875	11/01/2022	1,101,480
1,253,000	Jefferies Finance LLC/JFIN Co-Issuer Corp.(a)	6.875	04/15/2022	1,256,508
926,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(a)	5.250	03/15/2022	919,055
567,000	Nationstar Mortgage LLC/Nationstar Capital Corp.	6.500	06/01/2022	559,558
1,538,000	Navient Corp., MTN	7.250	01/25/2022	1,574,528
2,466,000	Navient Corp.	6.500	06/15/2022	2,478,330
890,000	Ocwen Loan Servicing LLC(a)	8.375	11/15/2022	863,300
968,000	Oxford Finance LLC / Oxford Finance Co.-Issuer II, Inc.(a)	6.375	12/15/2022	963,160
515,000	SLM Corp.	5.125	04/05/2022	505,988
1,733,000	Springleaf Finance Corp.	6.125	05/15/2022	1,741,665
942,000	VFH Parent LLC/Orchestra Co-Issuer, Inc.(a)	6.750	06/15/2022	955,942

				15,371,071

	Electric - 1.1%
1,622,000	Calpine Corp.(a)	6.000	01/15/2022	1,630,110
700,000	Scana Corp.	4.125	02/01/2022	689,706
921,000	Talen Energy Supply LLC(a)	9.500	07/15/2022	937,118

				3,256,934

	Engineering & Construction - 0.3%
382,000	AECOM Global II LLC/URS Fox US LP	5.000	04/01/2022	377,225
382,000	New Enterprise Stone & Lime Co., Inc.(a)	10.125	04/01/2022	395,370

				772,595

	Entertainment - 2.4%
382,000	CCM Merger, Inc.(a)	6.000	03/15/2022	387,730
1,122,000	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op	5.375	04/15/2027	1,092,547
374,000	Cinemark USA, Inc.	5.125	12/15/2022	373,065
3,100,000	International Game Technology PLC(a)	6.250	02/15/2022	3,208,500
374,000	Live Nation Entertainment, Inc.(a)	5.375	06/15/2022	377,272
1,240,000	National CineMedia LLC	6.000	04/15/2022	1,250,850
203,000	WMG Acquisition Corp.(a)	5.625	04/15/2022	205,538

				6,895,502

	Environmental Control - 0.2%
495,000	GFL Environmental, Inc. (Canada)(a)	5.625	05/01/2022	466,537

	Food - 0.7%
581,000	C&S Group Enterprises LLC(a)	5.375	07/15/2022	566,475
468,000	SunOpta Foods, Inc.(a)	9.500	10/09/2022	493,740
922,000	TreeHouse Foods, Inc.	4.875	03/15/2022	919,695

				1,979,910

	Forest Products & Paper - 0.2%
709,000	Cascades, Inc. (Canada)(a)	5.500	07/15/2022	705,455

	Healthcare-Products - 2.1%
388,000	Avanos Medical, Inc.	6.250	10/15/2022	394,790
500,000	Immucor, Inc.(a)	11.125	02/15/2022	512,500
2,102,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC(a)	5.750	08/01/2022	1,921,228
3,496,000	Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA(a)	6.625	05/15/2022	3,382,380

				6,210,898

	Healthcare-Services - 6.2%
374,000	Acadia Healthcare Co., Inc.	5.125	07/01/2022	368,390
2,459,000	Centene Corp.	4.750	05/15/2022	2,477,443
2,509,000	DaVita, Inc.	5.750	08/15/2022	2,549,771
4,726,000	HCA, Inc.	7.500	02/15/2022	5,115,895
1,240,000	Molina Healthcare, Inc.	5.375	11/15/2022	1,242,790
5,995,000	Tenet Healthcare Corp.	8.125	04/01/2022	6,257,281

				18,011,570

	Home Builders - 2.5%
913,000	Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada)(a)	6.125	07/01/2022	885,610
1,170,000	Century Communities, Inc.	6.875	05/15/2022	1,178,190
1,064,000	K Hovnanian Enterprises, Inc.(a)	10.000	07/15/2022	989,520
813,000	KB Home	7.500	09/15/2022	849,585
232,000	Lennar Corp.	5.375	10/01/2022	234,030
470,000	Meritage Homes Corp.	7.000	04/01/2022	487,037
581,000	New Home Co., Inc. (The)	7.250	04/01/2022	566,475
942,000	Taylor Morrison Communities, Inc.	6.625	05/15/2022	949,065
1,072,000	Williams Scotsman International, Inc.(a)	7.875	12/15/2022	1,085,400

				7,224,912

Schedule of Investments

	Insurance - 0.3%
$289,000	MBIA, Inc.	6.400%	08/15/2022	$280,330
736,000	York Risk Services Holding Corp.(a)	8.500	10/01/2022	599,840

				880,170

	Internet - 2.1%
799,000	Cogent Communications Group, Inc.(a)	5.375	03/01/2022	803,994
1,240,000	Netflix, Inc.	5.500	02/15/2022	1,271,000
4,103,000	Zayo Group LLC/Zayo Capital, Inc.(a)	5.750	01/15/2027	3,928,622

				6,003,616

	Leisure Time - 0.4%
1,164,000	24 Hour Fitness Worldwide, Inc.(a)	8.000	06/01/2022	1,140,720

	Lodging - 1.6%
600,000	Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.(a)	10.250	11/15/2022	649,500
2,601,000	MGM Resorts International	7.750	03/15/2022	2,802,577
1,355,000	Wyndham Destinations, Inc.	4.250	03/01/2022	1,310,963

				4,763,040

	Media - 11.3%
6,055,000	Altice Luxembourg SA (Luxembourg)(a)	7.750	05/15/2022	5,790,094
1,371,000	AMC Networks, Inc.	4.750	12/15/2022	1,355,576
1,169,000	Cable One, Inc.(a)	5.750	06/15/2022	1,185,074
1,258,000	Cablevision Systems Corp.	5.875	09/15/2022	1,261,145
3,124,000	CCO Holdings LLC/CCO Holdings Capital Corp.	5.250	09/30/2022	3,141,572
1,740,000	Clear Channel Worldwide Holdings, Inc., Series A	6.500	11/15/2022	1,765,021
4,664,000	Clear Channel Worldwide Holdings, Inc., Series B	6.500	11/15/2022	4,758,679
4,860,000	DISH DBS Corp.	5.875	07/15/2022	4,653,450
1,176,000	Nexstar Broadcasting, Inc.	5.875	11/15/2022	1,190,700
794,000	Sinclair Television Group, Inc.	6.125	10/01/2022	806,903
1,968,000	Sirius XM Radio, Inc.(a)	3.875	08/01/2022	1,907,956
2,740,000	Tribune Media Co.	5.875	07/15/2022	2,787,950
942,000	Urban One, Inc.(a)	7.375	04/15/2022	923,160
1,400,000	Videotron Ltd. (Canada)	5.000	07/15/2022	1,398,250

				32,925,530

	Metal Fabricate/Hardware - 0.2%
581,000	Hillman Group, Inc. (The)(a)	6.375	07/15/2022	499,660

	Mining - 3.1%
1,350,000	First Quantum Minerals Ltd. (Zambia)(a)	7.250	05/15/2022	1,309,500
4,887,000	Freeport-McMoRan, Inc.	3.550	03/01/2022	4,660,976
1,000,000	Mountain Province Diamonds, Inc. (Canada)(a)	8.000	12/15/2022	1,006,250
742,000	New Gold, Inc. (Canada)(a)	6.250	11/15/2022	639,047
832,000	Northwest Acquisitions ULC / Dominion Finco, Inc.(a)	7.125	11/01/2022	825,760
521,000	Taseko Mines Ltd. (Canada)(a)	8.750	06/15/2022	509,278

				8,950,811

	Miscellaneous Manufacturing - 0.9%
374,000	Actuant Corp.	5.625	06/15/2022	376,338
1,240,000	Amsted Industries, Inc.(a)	5.000	03/15/2022	1,224,500
1,019,000	Gates Global LLC/Gates Global Co.(a)	6.000	07/15/2022	1,017,726

				2,618,564

	Oil & Gas - 10.8%
1,600,000	Aker BP ASA (Norway)(a)	6.000	07/01/2022	1,608,000
3,369,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp.(a)	10.000	04/01/2022	3,579,562
1,029,000	Athabasca Oil Corp. (Canada)(a)	9.875	02/24/2022	915,810
4,328,000	California Resources Corp.(a)	8.000	12/15/2022	3,337,970
507,000	Calumet Specialty Products Partners LP/Calumet Finance Corp.	7.625	01/15/2022	453,765
960,000	Chesapeake Energy Corp.	4.875	04/15/2022	897,600
3,336,000	CNX Resources Corp.	5.875	04/15/2022	3,273,450
907,000	CVR Refining LLC/Coffeyville Finance, Inc.	6.500	11/01/2022	902,465
1,200,000	Denbury Resources, Inc.(a)	9.250	03/31/2022	1,203,000
936,000	Denbury Resources, Inc.	5.500	05/01/2022	721,001
942,000	HighPoint Operating Corp.	7.000	10/15/2022	890,190
2,182,000	Oasis Petroleum, Inc.	6.875	03/15/2022	2,162,907
590,000	Parker Drilling Co.	6.750	07/15/2022	339,250
1,434,000	QEP Resources, Inc.	5.375	10/01/2022	1,432,207
910,000	Range Resources Corp.	5.875	07/01/2022	902,037
920,000	Range Resources Corp.	5.000	08/15/2022	875,150
1,422,000	Rowan Cos., Inc.	4.875	06/01/2022	1,285,133
671,000	SM Energy Co.	6.125	11/15/2022	662,613
1,617,000	Southwestern Energy Co.	4.100	03/15/2022	1,564,448
736,000	Teine Energy Ltd. (Canada)(a)	6.875	09/30/2022	717,600
1,587,000	Transocean, Inc.	5.800	10/15/2022	1,467,975

Schedule of Investments

$2,233,000	WPX Energy, Inc.	6.000%	01/15/2022	$2,249,748

				31,441,881

	Oil & Gas Services - 1.8%
830,000	Archrock Partners LP/Archrock Partners Finance Corp.	6.000	10/01/2022	813,400
1,302,000	Borets Finance DAC (Russia)(a)	6.500	04/07/2022	1,275,960
1,049,000	FTS International, Inc.	6.250	05/01/2022	987,371
1,301,000	KCA Deutag UK Finance PLC (United Kingdom)(a)	9.875	04/01/2022	1,073,325
1,477,000	Weatherford International Ltd.	4.500	04/15/2022	982,205

				5,132,261

	Packaging & Containers - 2.5%
1,476,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)(a)	4.250	09/15/2022	1,429,949
1,626,000	Ball Corp.	5.000	03/15/2022	1,666,650
936,000	Berry Global, Inc.	5.500	05/15/2022	939,510
908,000	Graphic Packaging International LLC	4.875	11/15/2022	901,190
575,000	Multi-Color Corp.(a)	6.125	12/01/2022	577,875
1,066,000	Owens-Brockway Glass Container, Inc.(a)	5.000	01/15/2022	1,064,667
824,000	Sealed Air Corp.(a)	4.875	12/01/2022	824,000

				7,403,841

	Pharmaceuticals - 1.7%
2,648,000	Bausch Health Cos., Inc.(a)	6.500	03/15/2022	2,736,814
1,266,000	Endo Finance LLC(a)	5.750	01/15/2022	1,133,070
1,041,000	Endo Finance LLC/Endo Finco, Inc.(a)	7.250	01/15/2022	978,540

				4,848,424

	Pipelines - 2.2%
1,656,000	Blue Racer Midstream LLC/Blue Racer Finance Corp.(a)	6.125	11/15/2022	1,647,720
1,036,000	DCP Midstream Operating LP	4.950	04/01/2022	1,036,000
1,706,000	Genesis Energy LP/Genesis Energy Finance Corp.	6.750	08/01/2022	1,701,735
498,000	NuStar Logistics LP	4.750	02/01/2022	479,325
947,000	SemGroup Corp./Rose Rock Finance Corp.	5.625	07/15/2022	909,120
581,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp.	5.500	08/15/2022	566,475

				6,340,375

	Private Equity - 1.8%
2,775,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.875	02/01/2022	2,794,924
2,478,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.250	02/01/2022	2,524,463

				5,319,387

	REITs - 3.1%
913,000	CoreCivic, Inc.	5.000	10/15/2022	874,198
4,000	CyrusOne LP/CyrusOne Finance Corp.	5.375	03/15/2027	3,930
2,804,000	Equinix, Inc.	5.375	05/15/2027	2,754,930
948,000	iStar, Inc.	6.000	04/01/2022	937,619
1,072,000	iStar, Inc.	5.250	09/15/2022	1,026,440
1,240,000	SBA Communications Corp.	4.875	07/15/2022	1,236,900
2,217,000	SBA Communications Corp.	4.000	10/01/2022	2,150,490

				8,984,507

	Retail - 3.2%
1,956,000	1011778 BC ULC/New Red Finance, Inc. (Canada)(a)	4.625	01/15/2022	1,951,110
584,000	CEC Entertainment, Inc.	8.000	02/15/2022	528,520
384,000	Conn’s, Inc.	7.250	07/15/2022	377,280
730,000	Ferrellgas LP/Ferrellgas Finance Corp.	6.750	01/15/2022	622,325
1,240,000	Group 1 Automotive, Inc.	5.000	06/01/2022	1,213,650
2,410,000	L Brands, Inc.	5.625	02/15/2022	2,470,250
977,000	Men’s Wearhouse, Inc. (The)	7.000	07/01/2022	997,761
1,236,000	Penske Automotive Group, Inc.	5.750	10/01/2022	1,248,360

				9,409,256

	Semiconductors - 0.3%
853,000	Advanced Micro Devices, Inc.	7.500	08/15/2022	931,902

	Software - 1.2%
3,505,000	Infor US, Inc.	6.500	05/15/2022	3,500,619

	Telecommunications - 8.1%
3,346,000	CenturyLink, Inc., Series T	5.800	03/15/2022	3,341,817
1,492,000	Consolidated Communications, Inc.	6.500	10/01/2022	1,398,750
1,245,000	Frontier Communications Corp.	8.750	04/15/2022	918,187
4,822,000	Frontier Communications Corp.	10.500	09/15/2022	3,881,710
2,104,000	Inmarsat Finance PLC (United Kingdom)(a)	4.875	05/15/2022	2,035,620
1,334,000	Intelsat Jackson Holdings SA (Luxembourg)(a)	9.500	09/30/2022	1,544,105
1,775,000	Level 3 Financing, Inc.	5.375	08/15/2022	1,775,000
963,000	Level 3 Parent LLC	5.750	12/01/2022	965,408
467,000	Sprint Communications, Inc.	9.250	04/15/2022	535,883
5,142,000	Sprint Communications, Inc.	6.000	11/15/2022	5,152,798

Schedule of Investments

$945,000	T-Mobile USA, Inc.	4.000%	04/15/2022	$932,006
1,190,000	Trilogy International Partners LLC/Trilogy International Finance, Inc. (New Zealand)(a)	8.875	05/01/2022	1,169,175

				23,650,459

	Transportation - 1.2%
3,322,000	XPO Logistics, Inc.(a)	6.500	06/15/2022	3,392,593

	Trucking & Leasing - 0.5%
1,364,000	Fortress Transportation & Infrastructure Investors LLC(a)	6.750	03/15/2022	1,391,212

	Total Corporate Bonds (Cost $287,361,634)			280,409,059

Number of Shares
	Money Market Fund - 2.0%
5,830,944	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(b) (Cost $5,830,944)			5,830,944

	Total Investments in Securities (Cost $293,192,578) - 98.6%			286,240,003
	Other assets less liabilities - 1.4%			4,002,752

	Net Assets - 100.0%			$290,242,755

Investment Abbreviations:

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2018 was $109,877,921, which represented 37.86% of the Fund's Net Assets.

(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)

November 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds - 98.6%
	Advertising - 0.5%
$580,000	Lamar Media Corp.	5.000%	05/01/2023	$581,450

	Aerospace/Defense - 1.1%
1,431,000	Bombardier, Inc. (Canada)(a)	6.125	01/15/2023	1,363,027

	Auto Manufacturers - 1.3%
1,100,000	Fiat Chrysler Automobiles NV (United Kingdom)	5.250	04/15/2023	1,104,950
703,000	Jaguar Land Rover Automotive PLC (United Kingdom)(a)	5.625	02/01/2023	631,821

				1,736,771

	Auto Parts & Equipment - 0.9%
219,000	Dana, Inc.	6.000	09/15/2023	223,106
1,020,000	Goodyear Tire & Rubber Co. (The)	5.125	11/15/2023	1,006,613

				1,229,719

	Banks - 0.5%
618,000	CIT Group, Inc.	5.000	08/01/2023	621,090

	Building Materials - 1.3%
473,000	Masonite International Corp.(a)	5.625	03/15/2023	473,591
230,000	Norbord, Inc. (Canada)(a)	6.250	04/15/2023	231,437
1,010,000	Summit Materials LLC/Summit Materials Finance Corp.	6.125	07/15/2023	1,004,920

				1,709,948

	Chemicals - 1.0%
577,000	CF Industries, Inc.	3.450	06/01/2023	540,937
530,000	CVR Partners LP/CVR Nitrogen Finance Corp.(a)	9.250	06/15/2023	558,646
219,000	PolyOne Corp.	5.250	03/15/2023	219,548

				1,319,131

	Commercial Services - 3.3%
558,000	ADT Corp. (The)	4.125	06/15/2023	521,730
620,000	Ahern Rentals, Inc.(a)	7.375	05/15/2023	558,000
619,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	5.500	04/01/2023	612,810
2,043,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)	6.375	08/01/2023	2,030,231
398,000	R.R. Donnelley & Sons Co.	6.500	11/15/2023	390,120
219,000	WEX, Inc.(a)	4.750	02/01/2023	216,854

				4,329,745

	Computers - 2.5%
1,375,000	EMC Corp.	3.375	06/01/2023	1,244,138
1,132,000	Exela Intermediate LLC/Exela Finance, Inc.(a)	10.000	07/15/2023	1,147,565
832,000	NCR Corp.	6.375	12/15/2023	823,680

				3,215,383

	Cosmetics/Personal Care - 0.5%
717,000	Avon Products, Inc. (United Kingdom)	7.000	03/15/2023	652,470

	Distribution/Wholesale - 0.7%
219,000	American Builders & Contractors Supply Co., Inc.(a)	5.750	12/15/2023	219,263
449,000	Global Partners LP/GLP Finance Corp.	7.000	06/15/2023	443,949
230,000	Univar USA, Inc.(a)	6.750	07/15/2023	230,000

				893,212

	Diversified Financial Services - 2.2%
567,000	Credit Acceptance Corp.	7.375	03/15/2023	584,010
1,224,000	Navient Corp., GMTN	5.500	01/25/2023	1,158,210
615,000	Navient Corp.	7.250	09/25/2023	620,381
519,000	Springleaf Finance Corp.	8.250	10/01/2023	547,545

				2,910,146

	Electric - 2.9%
831,000	AES Corp. (The)	4.875	05/15/2023	827,884
1,635,000	Calpine Corp.	5.375	01/15/2023	1,553,250
702,000	InterGen NV (Netherlands)(a)	7.000	06/30/2023	640,575
732,000	Vistra Energy Corp.	5.875	06/01/2023	743,895

				3,765,604

	Electrical Components & Equipment - 0.3%
423,000	EnerSys(a)	5.000	04/30/2023	414,540

Schedule of Investments

	Electronics - 0.3%
$423,000	Sensata Technologies BV(a)	4.875%	10/15/2023	$416,126

	Entertainment - 1.2%
230,000	Carmike Cinemas, Inc.(a)	6.000	06/15/2023	232,300
1,036,000	Cinemark USA, Inc.	4.875	06/01/2023	1,012,690
362,000	WMG Acquisition Corp.(a)	5.000	08/01/2023	358,380

				1,603,370

	Food - 0.8%
1,122,000	Dean Foods Co.(a)	6.500	03/15/2023	987,360

	Forest Products & Paper - 0.5%
423,000	Cascades, Inc. (Canada)(a)	5.750	07/15/2023	414,540
219,000	Clearwater Paper Corp.	4.500	02/01/2023	199,290

				613,830

	Gas - 1.2%
602,000	LBC Tank Terminals Holding Netherlands BV (Belgium)(a)	6.875	05/15/2023	559,860
1,036,000	NGL Energy Partners LP/NGL Energy Finance Corp.	7.500	11/01/2023	1,016,316

				1,576,176

	Healthcare-Products - 1.2%
219,000	Hill-Rom Holdings, Inc.(a)	5.750	09/01/2023	224,201
227,000	Mallinckrodt International Finance SA	4.750	04/15/2023	183,870
819,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC(a)	5.625	10/15/2023	704,340
423,000	Sotera Health Holdings LLC(a)	6.500	05/15/2023	417,713

				1,530,124

	Healthcare-Services - 7.5%
883,000	Acadia Healthcare Co., Inc.	5.625	02/15/2023	872,695
655,000	Air Medical Group Holdings, Inc.(a)	6.375	05/15/2023	546,925
2,451,000	CHS/Community Health Systems, Inc.	6.250	03/31/2023	2,282,494
219,000	Encompass Health Corp.	5.125	03/15/2023	219,821
1,737,000	HCA, Inc.	5.875	05/01/2023	1,802,137
522,000	LifePoint Health, Inc.	5.875	12/01/2023	543,011
1,122,000	RegionalCare Hospital Partners Holdings, Inc.(a)	8.250	05/01/2023	1,174,588
2,247,000	Tenet Healthcare Corp.	6.750	06/15/2023	2,227,339

				9,669,010

	Home Builders - 1.4%
615,000	KB Home	7.625	05/15/2023	642,675
219,000	Lennar Corp.	4.875	12/15/2023	214,894
423,000	Mattamy Group Corp. (Canada)(a)	6.875	12/15/2023	408,195
560,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.(a)	5.875	04/15/2023	550,900

				1,816,664

	Home Furnishings - 0.5%
701,000	Tempur Sealy International, Inc.	5.625	10/15/2023	690,485

	Household Products/Wares - 0.9%
423,000	Central Garden & Pet Co.	6.125	11/15/2023	431,629
819,000	Kronos Acquisition Holdings, Inc. (Canada)(a)	9.000	08/15/2023	706,388

				1,138,017

	Housewares - 0.3%
423,000	Scotts Miracle-Gro Co. (The)	6.000	10/15/2023	430,403

	Insurance - 1.0%
423,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer(a)	8.250	08/01/2023	432,255
500,000	Ardonagh Midco 3 PLC (United Kingdom)(a)	8.625	07/15/2023	456,250
414,000	Genworth Holdings, Inc.	4.900	08/15/2023	359,145

				1,247,650

	Internet - 1.3%
1,689,000	Zayo Group LLC/Zayo Capital, Inc.	6.000	04/01/2023	1,689,000

	Iron/Steel - 1.0%
615,000	Allegheny Technologies, Inc.	7.875	08/15/2023	643,444
219,000	Commercial Metals Co.	4.875	05/15/2023	210,787
471,000	Steel Dynamics, Inc.	5.250	04/15/2023	472,178

				1,326,409

	Leisure Time - 1.8%
615,000	LTF Merger Sub, Inc.(a)	8.500	06/15/2023	634,987
709,000	Sabre GLBL, Inc.(a)	5.375	04/15/2023	709,000
534,000	Sabre GLBL, Inc.(a)	5.250	11/15/2023	532,665
499,000	Vista Outdoor, Inc.	5.875	10/01/2023	475,298

				2,351,950

	Lodging - 1.8%
423,000	Diamond Resorts International, Inc.(a)	7.750	09/01/2023	415,069

Schedule of Investments

$396,000	Marriott Ownership Resorts, Inc.(a)	5.625%	04/15/2023	$395,010
1,122,000	MGM Resorts International	6.000	03/15/2023	1,143,038
423,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(a)	4.250	05/30/2023	403,436

				2,356,553

	Media - 10.6%
4,350,000	Altice Financing SA (Luxembourg)(a)	6.625	02/15/2023	4,306,500
600,000	Altice US Finance I Corp.(a)	5.375	07/15/2023	597,000
1,224,000	CCO Holdings LLC/CCO Holdings Capital Corp.	5.125	02/15/2023	1,217,880
1,224,000	CCO Holdings LLC/CCO Holdings Capital Corp.(a)	5.125	05/01/2023	1,219,410
602,000	CCO Holdings LLC/CCO Holdings Capital Corp.	5.750	09/01/2023	606,515
1,431,000	DISH DBS Corp.	5.000	03/15/2023	1,257,491
615,000	Midcontinent Communications / Midcontinent Finance Corp.(a)	6.875	08/15/2023	639,600
1,122,000	Quebecor Media, Inc. (Canada)	5.750	01/15/2023	1,151,172
230,000	Sirius XM Radio, Inc.(a)	4.625	05/15/2023	224,020
939,000	TEGNA, Inc.	6.375	10/15/2023	969,517
1,649,000	Univision Communications, Inc.(a)	5.125	05/15/2023	1,547,999

				13,737,104

	Mining - 3.4%
950,000	First Quantum Minerals Ltd. (Zambia)(a)	7.250	04/01/2023	882,312
2,089,000	Freeport-McMoRan, Inc.	3.875	03/15/2023	1,950,604
616,000	Hudbay Minerals, Inc. (Canada)(a)	7.250	01/15/2023	619,850
402,000	Teck Resources Ltd. (Canada)	3.750	02/01/2023	387,930
602,000	Vedanta Resources PLC (India)(a)	7.125	05/31/2023	552,335

				4,393,031

	Office/Business Equipment - 0.4%
539,000	CDW LLC/CDW Finance Corp.	5.000	09/01/2023	541,021

	Oil & Gas - 6.5%
713,000	Bruin E&P Partners LLC(a)	8.875	08/01/2023	665,763
362,000	Calumet Specialty Products Partners LP/Calumet Finance Corp.	7.750	04/15/2023	317,655
918,000	Carrizo Oil & Gas, Inc.	6.250	04/15/2023	878,985
423,000	Chesapeake Energy Corp.	5.750	03/15/2023	395,505
423,000	Eclipse Resources Corp.	8.875	07/15/2023	414,540
423,000	Gulfport Energy Corp.	6.625	05/01/2023	412,425
522,000	Laredo Petroleum, Inc.	6.250	03/15/2023	489,375
960,000	MEG Energy Corp. (Canada)(a)	6.375	01/30/2023	898,800
1,317,000	Nabors Industries, Inc.	5.500	01/15/2023	1,165,150
416,000	Oasis Petroleum, Inc.	6.875	01/15/2023	411,320
423,000	Precision Drilling Corp. (Canada)	7.750	12/15/2023	420,885
816,000	QEP Resources, Inc.	5.250	05/01/2023	783,360
321,000	Seven Generations Energy Ltd. (Canada)(a)	6.875	06/30/2023	322,605
423,000	Whiting Petroleum Corp.	6.250	04/01/2023	417,755
420,000	WPX Energy, Inc.	8.250	08/01/2023	460,950

				8,455,073

	Oil & Gas Services - 0.4%
817,000	Weatherford International Ltd.	8.250	06/15/2023	543,305

	Packaging & Containers - 5.9%
600,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)(a)	4.625	05/15/2023	585,000
1,020,000	Ball Corp.	4.000	11/15/2023	997,050
620,000	Berry Global, Inc.	5.125	07/15/2023	616,512
1,128,000	Crown Americas LLC/Crown Americas Capital Corp. IV	4.500	01/15/2023	1,112,772
816,000	Owens-Brockway Glass Container, Inc.(a)	5.875	08/15/2023	819,060
3,145,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu(a)	5.125	07/15/2023	3,074,238
423,000	Sealed Air Corp.(a)	5.250	04/01/2023	427,230

				7,631,862

	Pharmaceuticals - 4.8%
1,224,000	Bausch Health Cos., Inc.(a)	5.500	03/01/2023	1,187,280
3,369,000	Bausch Health Cos., Inc.(a)	5.875	05/15/2023	3,293,198
600,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc.(a)	6.000	07/15/2023	501,084
723,000	Endo Finance LLC/Endo Finco, Inc.(a)	5.375	01/15/2023	598,282
652,000	Horizon Pharma USA, Inc.	6.625	05/01/2023	650,370

				6,230,214

	Pipelines - 2.5%
816,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.	6.250	04/01/2023	813,960
488,000	DCP Midstream Operating LP	3.875	03/15/2023	469,700
423,000	Genesis Energy LP/Genesis Energy Finance Corp.	6.000	05/15/2023	400,264
423,000	PBF Logistics LP/PBF Logistics Finance Corp.	6.875	05/15/2023	425,115
362,000	SemGroup Corp./Rose Rock Finance Corp.	5.625	11/15/2023	338,470
219,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.250	05/01/2023	219,000
620,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.250	11/15/2023	589,775

				3,256,284

Schedule of Investments

	Real Estate - 0.6%
$834,000	Realogy Group LLC/Realogy Co.-Issuer Corp.(a)	4.875%	06/01/2023	$753,728

	REITs - 1.9%
522,000	CoreCivic, Inc.	4.625	05/01/2023	485,460
506,000	GEO Group, Inc. (The)	5.125	04/01/2023	458,562
562,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(a)	6.000	04/15/2023	536,710
1,020,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC	8.250	10/15/2023	949,875

				2,430,607

	Retail - 5.0%
378,000	Beacon Roofing Supply, Inc.	6.375	10/01/2023	378,000
423,000	Brinker International, Inc.	3.875	05/15/2023	395,505
219,000	Ferrellgas LP/Ferrellgas Finance Corp.	6.750	06/15/2023	185,055
449,000	Group 1 Automotive, Inc.(a)	5.250	12/15/2023	436,652
833,000	JC Penney Corp., Inc.(a)	5.875	07/01/2023	693,473
618,000	L Brands, Inc.	5.625	10/15/2023	624,952
651,000	Party City Holdings, Inc.(a)	6.125	08/15/2023	655,883
2,280,000	Rite Aid Corp.(a)	6.125	04/01/2023	1,972,200
344,000	Sally Holdings LLC/Sally Capital, Inc.	5.500	11/01/2023	337,120
580,000	Sonic Automotive, Inc.	5.000	05/15/2023	530,700
219,000	Yum! Brands, Inc.	3.875	11/01/2023	209,145

				6,418,685

	Software - 6.2%
617,000	First Data Corp.(a)	5.375	08/15/2023	622,399
3,403,000	First Data Corp.(a)	7.000	12/01/2023	3,522,105
616,000	Informatica LLC(a)	7.125	07/15/2023	620,620
230,000	IQVIA, Inc.(a)	4.875	05/15/2023	230,287
1,224,000	Open Text Corp. (Canada)(a)	5.625	01/15/2023	1,248,480
621,000	Riverbed Technology, Inc.(a)	8.875	03/01/2023	518,535
615,000	Sophia LP/Sophia Finance, Inc.(a)	9.000	09/30/2023	636,525
702,000	Veritas US, Inc./Veritas Bermuda Ltd.(a)	7.500	02/01/2023	633,241

				8,032,192

	Telecommunications - 7.4%
816,000	CenturyLink, Inc., Series W	6.750	12/01/2023	820,080
1,023,000	Intelsat Jackson Holdings SA (Luxembourg)	5.500	08/01/2023	905,355
1,325,000	Level 3 Financing, Inc.	5.625	02/01/2023	1,327,650
717,000	Level 3 Financing, Inc.	5.125	05/01/2023	711,623
423,000	Plantronics, Inc.(a)	5.500	05/31/2023	410,310
5,109,000	Sprint Corp.	7.875	09/15/2023	5,388,462

				9,563,480

	Transportation - 1.3%
617,000	Kenan Advantage Group, Inc. (The)(a)	7.875	07/31/2023	601,575
443,000	Watco Cos. LLC/Watco Finance Corp.(a)	6.375	04/01/2023	446,323
569,000	XPO Logistics, Inc.(a)	6.125	09/01/2023	574,690

				1,622,588

	Total Corporate Bonds (Cost $131,787,494)			127,794,537

Number of Shares
	Money Market Fund - 0.6%
822,896	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(b) (Cost $822,896)			822,896

	Total Investments in Securities (Cost $132,610,390) - 99.2%			128,617,433
	Other assets less liabilities - 0.8%			1,088,315

	Net Assets - 100.0%			$129,705,748

Investment Abbreviations:

GMTN - Global Medium-Term Note

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2018 was $58,471,340, which represented 45.08% of the Fund's Net Assets.

(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)

November 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds - 98.3%
	Advertising - 0.4%
$260,000	MDC Partners, Inc.(a)	6.500%	05/01/2024	$222,300

	Aerospace/Defense - 1.4%
769,000	TransDigm, Inc.	6.500	07/15/2024	772,845

	Airlines - 0.5%
259,000	United Continental Holdings, Inc.	5.000	02/01/2024	255,763

	Apparel - 0.8%
452,000	Hanesbrands, Inc.(a)	4.625	05/15/2024	437,310

	Auto Manufacturers - 0.7%
387,000	Allison Transmission, Inc.(a)	5.000	10/01/2024	373,939

	Auto Parts & Equipment - 0.7%
297,000	Dana, Inc.	5.500	12/15/2024	284,377
113,000	Tenneco, Inc.	5.375	12/15/2024	100,853

				385,230

	Building Materials - 2.0%
514,000	Builders FirstSource, Inc.(a)	5.625	09/01/2024	475,450
258,000	Louisiana-Pacific Corp.	4.875	09/15/2024	252,195
384,000	US Concrete, Inc.	6.375	06/01/2024	365,760

				1,093,405

	Chemicals - 2.8%
600,000	Axalta Coating Systems LLC(a)	4.875	08/15/2024	583,920
300,000	INEOS Group Holdings SA (Luxembourg)(a)	5.625	08/01/2024	279,750
259,000	Rayonier AM Products, Inc.(a)	5.500	06/01/2024	238,280
208,000	Versum Materials, Inc.(a)	5.500	09/30/2024	205,920
263,000	WR Grace & Co.-Conn(a)	5.625	10/01/2024	267,195

				1,575,065

	Commercial Services - 2.5%
258,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(a)	6.375	04/01/2024	253,046
135,000	Hertz Corp. (The)(a)	5.500	10/15/2024	107,325
159,000	R.R. Donnelley & Sons Co.	6.000	04/01/2024	155,025
376,000	Service Corp. International	5.375	05/15/2024	379,290
514,000	ServiceMaster Co. LLC (The)(a)	5.125	11/15/2024	496,010

				1,390,696

	Distribution/Wholesale - 0.5%
258,000	Performance Food Group, Inc.(a)	5.500	06/01/2024	252,195

	Diversified Financial Services - 2.1%
577,000	Ally Financial, Inc.	5.125	09/30/2024	585,828
387,000	Navient Corp., MTN	6.125	03/25/2024	363,780
259,000	Navient Corp.	5.875	10/25/2024	233,748

				1,183,356

	Electric - 1.7%
238,000	Calpine Corp.(a)	5.875	01/15/2024	238,595
514,000	Calpine Corp.	5.500	02/01/2024	476,092
259,000	Clearway Energy Operating LLC	5.375	08/15/2024	246,698

				961,385

	Electrical Components & Equipment - 0.4%
258,000	WESCO Distribution, Inc.	5.375	06/15/2024	248,648

	Electronics - 0.7%
387,000	Sensata Technologies BV(a)	5.625	11/01/2024	389,419

	Engineering & Construction - 1.5%
577,000	AECOM	5.875	10/15/2024	581,327
215,000	Engility Corp.	8.875	09/01/2024	232,738

				814,065

	Entertainment - 2.5%
295,000	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.	5.375	06/01/2024	295,000
322,000	Live Nation Entertainment, Inc.(a)	4.875	11/01/2024	312,340
259,000	Mohegan Gaming & Entertainment(a)	7.875	10/15/2024	248,964

Schedule of Investments

$552,000	Six Flags Entertainment Corp.(a)	4.875	07/31/2024	$529,920

				1,386,224

	Environmental Control - 0.9%
258,000	Advanced Disposal Services, Inc.(a)	5.625	11/15/2024	253,485
258,000	Covanta Holding Corp.	5.875	03/01/2024	249,292

				502,777

	Food - 3.4%
417,000	Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC	6.625	06/15/2024	403,969
200,000	JBS Investments GmbH(a)	7.250	04/03/2024	201,470
514,000	JBS USA LUX SA/JBS USA Finance, Inc.(a)	5.875	07/15/2024	506,932
407,000	TreeHouse Foods, Inc.(a)	6.000	02/15/2024	403,948
345,000	US Foods, Inc.(a)	5.875	06/15/2024	343,706

				1,860,025

	Food Service - 1.0%
577,000	Aramark Services, Inc.	5.125	01/15/2024	581,327

	Gas - 0.4%
258,000	AmeriGas Partners LP/AmeriGas Finance Corp.	5.625	05/20/2024	246,390

	Healthcare-Services - 8.4%
258,000	Acadia Healthcare Co., Inc.	6.500	03/01/2024	254,130
500,000	CHS/Community Health Systems, Inc.(a)	8.625	01/15/2024	509,375
769,000	DaVita, Inc.	5.125	07/15/2024	741,124
769,000	Encompass Health Corp.	5.750	11/01/2024	768,039
258,000	LifePoint Health, Inc.	5.375	05/01/2024	268,384
1,029,000	MPH Acquisition Holdings LLC(a)	7.125	06/01/2024	1,029,000
1,156,000	Tenet Healthcare Corp.	4.625	07/15/2024	1,106,870

				4,676,922

	Holding Companies-Diversified - 0.5%
300,000	Stena AB (Sweden)(a)	7.000	02/01/2024	277,500

	Home Builders - 0.4%
258,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	5.875	06/15/2024	232,187

	Household Products/Wares - 0.9%
200,000	ACCO Brands Corp.(a)	5.250	12/15/2024	185,000
259,000	Prestige Brands, Inc.(a)	6.375	03/01/2024	258,029
57,000	Spectrum Brands, Inc.	6.125	12/15/2024	55,290

				498,319

	Insurance - 0.4%
249,000	Genworth Holdings, Inc.	4.800	02/15/2024	212,272

	Internet - 0.5%
258,000	Netflix, Inc.	5.750	03/01/2024	263,805

	Iron/Steel - 0.4%
225,000	Steel Dynamics, Inc.	5.500	10/01/2024	225,000

	Lodging - 1.3%
257,000	Diamond Resorts International, Inc.(a)	10.750	09/01/2024	235,798
514,000	Hilton Domestic Operating Co., Inc.	4.250	09/01/2024	491,461

				727,259

	Machinery-Construction & Mining - 0.7%
387,000	Vertiv Group Corp.(a)	9.250	10/15/2024	377,325

	Machinery-Diversified - 1.1%
327,000	Cloud Crane LLC(a)	10.125	08/01/2024	349,171
258,000	SPX FLOW, Inc.(a)	5.625	08/15/2024	250,260

				599,431

	Media - 12.7%
200,000	Altice Finco SA (Luxembourg)(a)	8.125	01/15/2024	192,250
650,000	Altice France SA (France)(a)	6.250	05/15/2024	631,313
707,000	AMC Networks, Inc.	5.000	04/01/2024	681,371
614,000	CCO Holdings LLC/CCO Holdings Capital Corp.	5.750	01/15/2024	618,728
1,010,000	CCO Holdings LLC/CCO Holdings Capital Corp.(a)	5.875	04/01/2024	1,021,362
260,000	Cengage Learning, Inc.(a)	9.500	06/15/2024	196,950
387,000	CSC Holdings LLC	5.250	06/01/2024	368,617
1,029,000	DISH DBS Corp.	5.875	11/15/2024	878,509
332,000	Gray Television, Inc.(a)	5.125	10/15/2024	318,720
259,000	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance(a)	7.875	05/15/2024	212,704
417,000	Nexstar Broadcasting, Inc.(a)	5.625	08/01/2024	403,447
259,000	Sinclair Television Group, Inc.(a)	5.625	08/01/2024	247,345
258,000	Videotron Ltd. (Canada)(a)	5.375	06/15/2024	258,323

Schedule of Investments

$400,000	Virgin Media Finance PLC (United Kingdom)(a)	6.000	10/15/2024	$390,000
600,000	VTR Finance BV (Chile)(a)	6.875	01/15/2024	610,500

				7,030,139

	Metal Fabricate/Hardware - 1.1%
642,000	Novelis Corp.(a)	6.250	08/15/2024	637,185

	Mining - 1.9%
259,000	Coeur Mining, Inc.	5.875	06/01/2024	239,251
300,000	Constellium NV(a)	5.750	05/15/2024	282,000
387,000	Freeport-McMoRan, Inc.	4.550	11/14/2024	360,877
193,000	Kaiser Aluminum Corp.	5.875	05/15/2024	192,518

				1,074,646

	Miscellaneous Manufacturing - 0.2%
108,000	Amsted Industries, Inc.(a)	5.375	09/15/2024	103,680

	Office/Business Equipment - 0.6%
322,000	CDW LLC/CDW Finance Corp.	5.500	12/01/2024	323,207

	Oil & Gas - 6.1%
259,000	Baytex Energy Corp. (Canada)(a)	5.625	06/01/2024	225,978
497,000	Callon Petroleum Co.	6.125	10/01/2024	482,090
387,000	Diamondback Energy, Inc.	4.750	11/01/2024	376,841
363,000	Ensco PLC	4.500	10/01/2024	270,435
258,000	EP Energy LLC/Everest Acquisition Finance, Inc.(a)	8.000	11/29/2024	227,040
514,000	Gulfport Energy Corp.	6.000	10/15/2024	472,880
500,000	MEG Energy Corp. (Canada)(a)	7.000	03/31/2024	470,625
258,000	Parsley Energy LLC/Parsley Finance Corp.(a)	6.250	06/01/2024	258,645
260,000	Rowan Cos., Inc.	4.750	01/15/2024	213,200
135,000	SM Energy Co.	5.000	01/15/2024	126,056
258,000	WPX Energy, Inc.	5.250	09/15/2024	246,390

				3,370,180

	Packaging & Containers - 3.6%
650,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)(a)	7.250	05/15/2024	658,938
719,000	BWAY Holding Co.(a)	5.500	04/15/2024	691,139
369,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu(a)	7.000	07/15/2024	368,769
258,000	Sealed Air Corp.(a)	5.125	12/01/2024	252,840

				1,971,686

	Pharmaceuticals - 0.7%
200,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc.(a)	5.875	10/15/2024	199,626
200,000	Horizon Pharma USA, Inc.(a)	8.750	11/01/2024	210,000

				409,626

	Pipelines - 3.2%
700,000	Cheniere Corpus Christi Holdings LLC	7.000	06/30/2024	756,000
769,000	Energy Transfer LP	5.875	01/15/2024	793,923
259,000	Genesis Energy LP/Genesis Energy Finance Corp.	5.625	06/15/2024	227,920

				1,777,843

	Private Equity - 0.5%
258,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.750	02/01/2024	260,580

	Real Estate - 1.3%
769,000	Kennedy-Wilson, Inc.	5.875	04/01/2024	733,349

	REITs - 3.3%
259,000	GEO Group, Inc. (The)	5.875	10/15/2024	234,395
514,000	Iron Mountain, Inc.	5.750	08/15/2024	490,870
642,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc.	5.625	05/01/2024	650,731
259,000	SBA Communications Corp.	4.875	09/01/2024	252,240
259,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(a)	7.125	12/15/2024	230,510

				1,858,746

	Retail - 4.8%
769,000	1011778 BC ULC/New Red Finance, Inc. (Canada)(a)	4.250	05/15/2024	728,627
387,000	Asbury Automotive Group, Inc.	6.000	12/15/2024	378,776
156,000	FirstCash, Inc.(a)	5.375	06/01/2024	154,050
700,000	Golden Nugget, Inc.(a)	6.750	10/15/2024	689,500
258,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)	5.000	06/01/2024	255,097
206,000	Penske Automotive Group, Inc.	5.375	12/01/2024	196,473
259,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.500	06/01/2024	246,698

				2,649,221

	Software - 8.8%
387,000	Camelot Finance SA(a)	7.875	10/15/2024	384,097
263,000	CDK Global, Inc.	5.000	10/15/2024	261,685
904,000	First Data Corp.(a)	5.000	01/15/2024	894,915

Schedule of Investments

$1,286,000	First Data Corp.(a)	5.750	01/15/2024	$1,295,645
257,000	Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho(a)	10.000	11/30/2024	278,202
504,000	MSCI, Inc.(a)	5.250	11/15/2024	507,780
322,000	PTC, Inc.	6.000	05/15/2024	331,660
769,000	Rackspace Hosting, Inc.(a)	8.625	11/15/2024	651,728
401,000	Veritas US, Inc./Veritas Bermuda Ltd.(a)	10.500	02/01/2024	292,730

				4,898,442

	Storage/Warehousing - 0.5%
258,000	Mobile Mini, Inc.	5.875	07/01/2024	259,932

	Telecommunications - 7.5%
577,000	CenturyLink, Inc., Series Y	7.500	04/01/2024	593,589
259,000	Cincinnati Bell, Inc.(a)	7.000	07/15/2024	228,406
259,000	GTT Communications, Inc.(a)	7.875	12/31/2024	238,927
400,000	Inmarsat Finance PLC (United Kingdom)(a)	6.500	10/01/2024	391,000
527,000	Level 3 Financing, Inc.	5.375	01/15/2024	518,563
1,543,000	Sprint Corp.	7.125	06/15/2024	1,570,002
590,000	T-Mobile USA, Inc.	6.000	04/15/2024	604,013

				4,144,500

	Total Corporate Bonds (Cost $56,899,033)			54,525,346

Number of Shares
	Money Market Fund - 0.1%
60,682	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(b) (Cost $60,682)			60,682

	Total Investments in Securities (Cost $56,959,715) - 98.4%			54,586,028
	Other assets less liabilities - 1.6%			883,065

	Net Assets - 100.0%			$55,469,093

Investment Abbreviations:

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2018 was $27,383,470, which represented 49.37% of the Fund’s Net Assets.

(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)

November 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds - 98.0%
	Aerospace/Defense - 1.1%
$286,000	TransDigm, Inc.	6.500%	05/15/2025	$285,643

	Agriculture - 1.3%
374,000	Vector Group Ltd.(a)	6.125	02/01/2025	336,600

	Apparel - 0.8%
196,000	Levi Strauss & Co.	5.000	05/01/2025	196,000

	Auto Parts & Equipment - 1.1%
144,000	American Axle & Manufacturing, Inc.	6.250	04/01/2025	134,460
144,000	Dana Financing Luxembourg Sarl(a)	5.750	04/15/2025	137,520

				271,980

	Beverages - 1.1%
287,000	Cott Holdings, Inc. (Canada)(a)	5.500	04/01/2025	277,672

	Chemicals - 2.8%
206,000	Consolidated Energy Finance SA (Switzerland)(a)	6.875	06/15/2025	204,661
96,000	Kraton Polymers LLC/Kraton Polymers Capital Corp.(a)	7.000	04/15/2025	86,880
149,000	Rain CII Carbon LLC/CII Carbon Corp.(a)	7.250	04/01/2025	138,570
200,000	SPCM SA (France)(a)	4.875	09/15/2025	183,400
111,000	Venator Finance Sarl/Venator Materials LLC(a)	5.750	07/15/2025	89,910

				703,421

	Coal - 1.2%
111,000	Peabody Energy Corp.(a)	6.375	03/31/2025	106,560
214,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.(a)	7.500	06/15/2025	210,790

				317,350

	Commercial Services - 5.3%
144,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(a)	5.250	03/15/2025	128,880
193,000	Garda World Security Corp. (Canada)(a)	8.750	05/15/2025	177,077
250,000	Gartner, Inc.(a)	5.125	04/01/2025	247,188
144,000	Laureate Education, Inc.(a)	8.250	05/01/2025	154,440
144,000	Ritchie Bros Auctioneers, Inc. (Canada)(a)	5.375	01/15/2025	142,020
287,000	Team Health Holdings, Inc.(a)	6.375	02/01/2025	238,210
275,000	United Rentals North America, Inc.	5.500	07/15/2025	268,297

				1,356,112

	Distribution/Wholesale - 1.1%
287,000	KAR Auction Services, Inc.(a)	5.125	06/01/2025	269,780

	Diversified Financial Services - 5.3%
111,000	Ally Financial, Inc.	4.625	03/30/2025	109,196
144,000	Ally Financial, Inc.	5.750	11/20/2025	147,780
144,000	LPL Holdings, Inc.(a)	5.750	09/15/2025	136,800
144,000	Navient Corp.	6.750	06/25/2025	133,920
144,000	NFP Corp.(a)	6.875	07/15/2025	137,160
427,000	Quicken Loans, Inc.(a)	5.750	05/01/2025	406,718
287,000	Tempo Acquisition LLC/Tempo Acquisition Finance Corp.(a)	6.750	06/01/2025	272,650

				1,344,224

	Electric - 2.2%
99,000	AES Corp. (The)	5.500	04/15/2025	100,237
287,000	Calpine Corp.	5.750	01/15/2025	264,757
287,000	Talen Energy Supply LLC	6.500	06/01/2025	208,793

				573,787

	Electrical Components & Equipment - 0.8%
212,000	Energizer Holdings, Inc.(a)	5.500	06/15/2025	195,619

	Electronics - 0.5%
144,000	Sensata Technologies BV(a)	5.000	10/01/2025	139,320

	Engineering & Construction - 1.6%
286,000	Brand Industrial Services, Inc.(a)	8.500	07/15/2025	253,825
159,000	Tutor Perini Corp.(a)	6.875	05/01/2025	153,037

				406,862

Schedule of Investments

	Entertainment - 3.2%
$144,000	AMC Entertainment Holdings, Inc.	5.750	06/15/2025	$130,860
286,000	Eldorado Resorts, Inc.	6.000	04/01/2025	280,280
400,000	International Game Technology PLC(a)	6.500	02/15/2025	410,120

				821,260

	Food - 3.0%
287,000	Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC	5.750	03/15/2025	257,582
144,000	B&G Foods, Inc.	5.250	04/01/2025	136,634
113,000	Dole Food Co., Inc.(a)	7.250	06/15/2025	106,785
287,000	Post Holdings, Inc.(a)	5.500	03/01/2025	274,803

				775,804

	Food Service - 0.8%
217,000	Aramark Services, Inc.(a)	5.000	04/01/2025	216,505

	Gas - 0.5%
144,000	AmeriGas Partners LP/AmeriGas Finance Corp.	5.500	05/20/2025	133,740

	Healthcare-Products - 0.9%
287,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC(a)	5.500	04/15/2025	228,883

	Healthcare-Services - 6.9%
144,000	Centene Corp.	4.750	01/15/2025	143,460
287,000	DaVita, Inc.	5.000	05/01/2025	270,139
114,000	Encompass Health Corp.	5.750	09/15/2025	113,858
596,000	HCA, Inc.	5.375	02/01/2025	601,215
144,000	Surgery Center Holdings, Inc.(a)	6.750	07/01/2025	134,100
287,000	Tenet Healthcare Corp.	5.125	05/01/2025	272,829
230,000	WellCare Health Plans, Inc.	5.250	04/01/2025	228,850

				1,764,451

	Home Builders - 0.5%
135,000	Shea Homes LP/Shea Homes Funding Corp.(a)	6.125	04/01/2025	121,500

	Household Products/Wares - 1.3%
347,000	Spectrum Brands, Inc.	5.750	07/15/2025	330,084

	Insurance - 1.1%
144,000	AssuredPartners, Inc.(a)	7.000	08/15/2025	136,620
144,000	USIS Merger Sub, Inc.(a)	6.875	05/01/2025	137,160

				273,780

	Internet - 1.9%
144,000	Netflix, Inc.	5.875	02/15/2025	147,240
346,000	Zayo Group LLC/Zayo Capital, Inc.	6.375	05/15/2025	340,810

				488,050

	Iron/Steel - 1.0%
287,000	Cleveland-Cliffs, Inc.	5.750	03/01/2025	264,757

	Lodging - 2.9%
340,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	4.625	04/01/2025	328,950
144,000	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.(a)	5.875	05/15/2025	135,000
286,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(a)	5.500	03/01/2025	273,130

				737,080

	Machinery-Construction & Mining - 0.5%
144,000	Terex Corp.(a)	5.625	02/01/2025	132,703

	Media - 6.5%
100,000	Altice Finco SA, MTN (Luxembourg)(a)	7.625	02/15/2025	85,875
460,000	Altice Luxembourg SA (Luxembourg)(a)	7.625	02/15/2025	374,325
232,000	Block Communications, Inc.(a)	6.875	02/15/2025	236,060
341,000	CCO Holdings LLC/CCO Holdings Capital Corp.(a)	5.375	05/01/2025	335,885
192,000	Sirius XM Radio, Inc.(a)	5.375	04/15/2025	189,600
287,000	Univision Communications, Inc.(a)	5.125	02/15/2025	262,496
200,000	Ziggo Bond Co. BV (Netherlands)(a)	5.875	01/15/2025	183,376

				1,667,617

	Mining - 3.0%
120,000	Constellium NV(a)	6.625	03/01/2025	115,200
401,000	First Quantum Minerals Ltd. (Zambia)(a)	7.500	04/01/2025	362,404
175,000	Hudbay Minerals, Inc. (Canada)(a)	7.625	01/15/2025	174,562
111,000	IAMGOLD Corp. (Canada)(a)	7.000	04/15/2025	105,450

				757,616

	Miscellaneous Manufacturing - 0.5%
144,000	Koppers, Inc.(a)	6.000	02/15/2025	129,600

Schedule of Investments

	Office/Business Equipment - 0.6%
$144,000	CDW LLC/CDW Finance Corp.	5.000	09/01/2025	$140,940

	Oil & Gas - 9.8%
286,000	Chesapeake Energy Corp.	8.000	01/15/2025	276,347
144,000	Ensco PLC	5.200	03/15/2025	108,449
427,000	EP Energy LLC/Everest Acquisition Finance, Inc.(a)	8.000	02/15/2025	215,635
287,000	Gulfport Energy Corp.	6.375	05/15/2025	261,529
287,000	Halcon Resources Corp.	6.750	02/15/2025	221,708
144,000	MEG Energy Corp. (Canada)(a)	6.500	01/15/2025	147,420
144,000	Parsley Energy LLC/Parsley Finance Corp.(a)	5.375	01/15/2025	138,600
286,000	PBF Holding Co. LLC/PBF Finance Corp.	7.250	06/15/2025	285,285
144,000	Range Resources Corp.	4.875	05/15/2025	130,680
144,000	Rowan Cos., Inc.	7.375	06/15/2025	128,160
144,000	SM Energy Co.	5.625	06/01/2025	132,840
479,000	Southwestern Energy Co.	6.200	01/23/2025	460,439

				2,507,092

	Packaging & Containers - 3.7%
401,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)(a)	6.000	02/15/2025	374,434
144,000	Ball Corp.	5.250	07/01/2025	146,520
286,000	BWAY Holding Co.(a)	7.250	04/15/2025	260,617
66,000	Flex Acquisition Co., Inc.(a)	6.875	01/15/2025	61,298
111,000	Pactiv LLC	7.950	12/15/2025	112,110

				954,979

	Pharmaceuticals - 3.9%
707,000	Bausch Health Cos., Inc.(a)	6.125	04/15/2025	665,428
401,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc.(a)	6.000	02/01/2025	318,170

				983,598

	Pipelines - 2.8%
427,000	Cheniere Corpus Christi Holdings LLC	5.875	03/31/2025	440,877
144,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.	5.750	04/01/2025	138,960
144,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp.	5.750	04/15/2025	136,800

				716,637

	Real Estate - 0.5%
144,000	Howard Hughes Corp. (The)(a)	5.375	03/15/2025	137,160

	REITs - 2.6%
199,000	Equinix, Inc.	5.750	01/01/2025	203,438
287,000	ESH Hospitality, Inc.(a)	5.250	05/01/2025	275,161
181,000	FelCor Lodging LP	6.000	06/01/2025	187,109

				665,708

	Retail - 2.0%
144,000	Cumberland Farms, Inc.(a)	6.750	05/01/2025	147,600
287,000	PetSmart, Inc.(a)	5.875	06/01/2025	220,273
144,000	Sally Holdings LLC/Sally Capital, Inc.	5.625	12/01/2025	138,960

				506,833

	Semiconductors - 0.1%
36,000	Micron Technology, Inc.	5.500	02/01/2025	36,315

	Software - 1.7%
287,000	Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.(a)	5.750	03/01/2025	278,390
144,000	j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.(a)	6.000	07/15/2025	144,540

				422,930

	Telecommunications - 9.6%
144,000	CenturyLink, Inc.	5.625	04/01/2025	135,000
443,000	CommScope Technologies LLC(a)	6.000	06/15/2025	412,566
661,000	Frontier Communications Corp.	11.000	09/15/2025	469,310
427,000	Intelsat Jackson Holdings SA (Luxembourg)(a)	9.750	07/15/2025	441,945
184,000	Level 3 Financing, Inc.	5.375	05/01/2025	179,630
105,000	Millicom International Cellular SA (Colombia)(a)	6.000	03/15/2025	103,425
569,000	Sprint Corp.	7.625	02/15/2025	586,781
120,000	T-Mobile USA, Inc.	5.125	04/15/2025	119,400

				2,448,057

	Total Corporate Bonds (Cost $26,333,753)			25,038,049

Number of Shares
	Money Market Fund - 0.3%
73,052	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(b) (Cost $73,052)			73,052

	Total Investments in Securities (Cost $26,406,805) - 98.3%			25,111,101
	Other assets less liabilities - 1.7%			426,253

	Net Assets - 100.0%			$25,537,354

Schedule of Investments

Investment Abbreviations:

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2018 was $14,030,091, which represented 54.94% of the Fund’s Net Assets.

(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)

November 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds - 97.2%
	Aerospace/Defense - 4.0%
$200,000	TransDigm, Inc.	6.375%	06/15/2026	$195,728

	Apparel - 3.9%
100,000	Hanesbrands, Inc.(a)	4.875	05/15/2026	94,500
100,000	Wolverine World Wide, Inc.(a)	5.000	09/01/2026	93,750

				188,250

	Auto Parts & Equipment - 2.3%
75,000	Goodyear Tire & Rubber Co. (The)	5.000	05/31/2026	68,531
50,000	Tenneco, Inc.	5.000	07/15/2026	40,500

				109,031

	Commercial Services - 2.0%
100,000	Verscend Escrow Corp.(a)	9.750	08/15/2026	96,625

	Computers - 2.0%
100,000	Banff Merger Sub, Inc.(a)	9.750	09/01/2026	94,375

	Diversified Financial Services - 3.0%
50,000	Nationstar Mortgage Holdings, Inc.(a)	9.125	07/15/2026	50,719
100,000	Springleaf Finance Corp.	7.125	03/15/2026	94,187

				144,906

	Electric - 2.9%
100,000	Calpine Corp.(a)	5.250	06/01/2026	93,375
50,000	Vistra Operations Co. LLC(a)	5.500	09/01/2026	49,375

				142,750

	Electrical Components & Equipment - 1.0%
50,000	Energizer Gamma Acquisition, Inc.(a)	6.375	07/15/2026	47,125

	Engineering & Construction - 1.0%
50,000	frontdoor, Inc.(a)	6.750	08/15/2026	48,375

	Entertainment - 1.8%
100,000	AMC Entertainment Holdings, Inc.	5.875	11/15/2026	89,250

	Food - 1.9%
100,000	Post Holdings, Inc.(a)	5.000	08/15/2026	92,250

	Food Service - 2.0%
100,000	Aramark Services, Inc.	4.750	06/01/2026	95,500

	Gas - 1.9%
100,000	AmeriGas Partners LP/AmeriGas Finance Corp.	5.875	08/20/2026	93,750

	Healthcare-Products - 1.0%
50,000	Teleflex, Inc.	4.875	06/01/2026	48,673

	Healthcare-Services - 4.2%
100,000	Centene Corp.(a)	5.375	06/01/2026	100,875
100,000	HCA, Inc.	5.875	02/15/2026	103,250

				204,125

	Home Builders - 2.0%
100,000	PulteGroup, Inc.	5.500	03/01/2026	99,030

	Home Furnishings - 2.0%
100,000	Tempur Sealy International, Inc.	5.500	06/15/2026	94,750

	Iron/Steel - 3.0%
50,000	Baffinland Iron Mines Corp. / Baffinland Iron Mines LP (Canada)(a)	8.750	07/15/2026	49,250
100,000	Steel Dynamics, Inc.	5.000	12/15/2026	96,800

				146,050

	Lodging - 1.9%
50,000	Boyd Gaming Corp.	6.000	08/15/2026	48,562
50,000	MGM Resorts International	4.625	09/01/2026	45,688

				94,250

Schedule of Investments

	Machinery-Diversified - 2.0%
$100,000	SPX FLOW, Inc.(a)	5.875	08/15/2026	$96,000

	Media - 28.6%
200,000	Altice Financing SA (Luxembourg)(a)	7.500	05/15/2026	188,500
200,000	Altice France SA (France)(a)	7.375	05/01/2026	192,750
200,000	Altice US Finance I Corp.(a)	5.500	05/15/2026	193,500
200,000	CCO Holdings LLC/CCO Holdings Capital Corp.(a)	5.750	02/15/2026	200,502
150,000	DISH DBS Corp.	7.750	07/01/2026	133,125
50,000	Gray Television, Inc.(a)	5.875	07/15/2026	48,750
150,000	Sinclair Television Group, Inc.(a)	5.875	03/15/2026	143,250
100,000	Sirius XM Radio, Inc.(a)	5.375	07/15/2026	97,480
200,000	Virgin Media Secured Finance PLC (United Kingdom)(a)	5.250	01/15/2026	188,000

				1,385,857

	Metal Fabricate/Hardware - 1.9%
100,000	Novelis Corp.(a)	5.875	09/30/2026	93,500

	Oil & Gas - 6.9%
50,000	Comstock Escrow Corp.(a)	9.750	08/15/2026	45,750
200,000	EP Energy LLC/Everest Acquisition Finance, Inc.(a)	7.750	05/15/2026	193,500
100,000	SM Energy Co.	6.750	09/15/2026	96,500

				335,750

	Pharmaceuticals - 1.0%
50,000	HLF Financing Sarl LLC/Herbalife International, Inc.(a)	7.250	08/15/2026	50,438

	REITs - 1.0%
50,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc.	4.500	09/01/2026	46,346

	Retail - 1.0%
50,000	Penske Automotive Group, Inc.	5.500	05/15/2026	46,438

	Software - 4.0%
200,000	IQVIA, Inc.(a)	5.000	10/15/2026	194,250

	Telecommunications - 7.0%
100,000	Frontier Communications Corp.(a)	8.500	04/01/2026	91,132
50,000	Hughes Satellite Systems Corp.	6.625	08/01/2026	46,750
100,000	Level 3 Financing, Inc.	5.250	03/15/2026	96,800
100,000	Sprint Corp.	7.625	03/01/2026	102,750

				337,432

	Total Corporate Bonds (Cost $4,849,759)			4,710,804

Number of Shares
	Money Market Fund - 1.1%
53,167	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(b) (Cost $53,167)			53,167

	Total Investments in Securities (Cost $4,902,926) - 98.3%			4,763,971
	Other assets less liabilities - 1.7%			84,631

	Net Assets - 100.0%			$4,848,602

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2018 was $2,927,896, which represented 60.39% of the Fund’s Net Assets.

(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco BulletShares 2021 USD Emerging Markets Debt ETF (BSAE)

November 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds - 67.5%
	Brazil - 4.1%
$100,000	Banco Bradesco SA(a)	5.900%	01/16/2021	$102,496
100,000	Banco Bradesco SA(a)	5.900	01/16/2021	102,497
100,000	Cia Brasileira de Aluminio(a)	6.750	04/05/2021	104,230
100,000	Petrobras Global Finance BV	5.375	01/27/2021	101,625

				410,848

	China - 6.9%
100,000	Alibaba Group Holding Ltd.	3.125	11/28/2021	98,653
200,000	CNOOC Finance 2011 Ltd.(a)	4.250	01/26/2021	202,236
200,000	Huarong Finance II Co. Ltd., EMTN	3.625	11/22/2021	193,923
200,000	Sinopec Group Overseas Development 2016 Ltd.(a)	2.000	09/29/2021	190,829

				685,641

	Colombia - 1.1%
100,000	Bancolombia SA	5.950	06/03/2021	103,626

	India - 6.2%
200,000	Bank of India, EMTN	6.250	02/16/2021	207,528
200,000	Indian Oil Corp. Ltd.	5.625	08/02/2021	207,458
200,000	Jubilant Pharma Ltd./SG	4.875	10/06/2021	196,750

				611,736

	Indonesia - 4.1%
200,000	Pertamina Persero PT(a)	5.250	05/23/2021	204,476
200,000	Perusahaan Listrik Negara PT(a)	5.500	11/22/2021	206,500

				410,976

	Malaysia - 1.9%
200,000	RHB Bank BHD, EMTN	2.503	10/06/2021	192,446

	Mexico - 6.1%
200,000	Cemex SAB de CV(a)	7.750	04/16/2026	209,820
200,000	Comision Federal de Electricidad(a)	4.875	05/26/2021	198,752
200,000	Petroleos Mexicanos	5.500	01/21/2021	199,600

				608,172

	Russia - 6.3%
200,000	ALFA Bank AO Via ALFA Bond Issuance PLC(a)	7.750	04/28/2021	211,325
200,000	ALFA Bank AO Via ALFA Bond Issuance PLC(a)	7.750	04/28/2021	211,324
200,000	Sberbank of Russia Via SB Capital SA, Series 7	5.717	06/16/2021	202,908

				625,557

	South Africa - 3.8%
400,000	Eskom Holdings SOC Ltd.(a)	5.750	01/26/2021	378,026

	Supranational - 8.0%
200,000	Asian Development Bank, GMTN	2.250	01/20/2021	197,348
200,000	Asian Development Bank, GMTN	1.625	03/16/2021	194,411
200,000	Black Sea Trade & Development Bank, MTN(a)	4.875	05/06/2021	202,499
200,000	Black Sea Trade & Development Bank, EMTN(a)	4.875	05/06/2021	202,500

				796,758

	Taiwan - 2.9%
300,000	Foxconn Far East Ltd., EMTN	2.250	09/23/2021	286,959

	Thailand - 4.2%
200,000	PTTEP Canada International Finance Ltd., EMTN(a)	5.692	04/05/2021	208,308
200,000	PTTEP Canada International Finance Ltd., MTN(a)	5.692	04/05/2021	208,307

				416,615

	Turkey - 3.6%
200,000	Turkiye Vakiflar Bankasi TAO, GMTN(a)	5.500	10/27/2021	180,027
200,000	Turkiye Vakiflar Bankasi TAO, MTN(a)	5.500	10/27/2021	180,026

				360,053

	United Arab Emirates - 6.2%
200,000	Abu Dhabi National Energy Co. PJSC, MTN(a)	5.875	12/13/2021	211,195
200,000	Dolphin Energy Ltd. LLC(a)	5.500	12/15/2021	208,805
200,000	EIB Sukuk Co. Ltd.	3.542	05/31/2021	198,114

				618,114

	United States - 2.1%
100,000	JBS USA LUX SA/JBS USA Finance, Inc.(a)	7.250	06/01/2021	101,625

Schedule of Investments

$100,000	JBS USA LUX SA/JBS USA Finance, Inc.(a)	7.250	06/01/2021	$101,625

				203,250

	Total Corporate Bonds (Cost $6,769,035)			6,708,777

	Sovereign Debt Obligations - 31.1%
	Brazil - 2.1%
200,000	Brazilian Government International Bond	4.875	01/22/2021	204,300

	Chile - 3.0%
300,000	Chile Government International Bond	3.250	09/14/2021	299,529

	Colombia - 3.1%
300,000	Colombia Government International Bond	4.375	07/12/2021	303,975

	Indonesia - 4.1%
200,000	Indonesia Government International Bond(a)	4.875	05/05/2021	204,305
200,000	Indonesia Government International Bond(a)	4.875	05/05/2021	204,304

				408,609

	Malaysia - 1.9%
200,000	Export-Import Bank of Malaysia BHD, EMTN	2.480	10/20/2021	192,042

	Mexico - 1.0%
100,000	Mexico Government International Bond, GMTN	3.500	01/21/2021	99,511

	Philippines - 2.0%
200,000	Philippine Government International Bond	4.000	01/15/2021	202,633

	Poland - 4.2%
400,000	Republic of Poland Government International Bond	5.125	04/21/2021	416,070

	Turkey - 5.8%
200,000	Hazine Mustesarligi Varlik Kiralama AS(a)	4.251	06/08/2021	190,920
200,000	Hazine Mustesarligi Varlik Kiralama AS(a)	4.251	06/08/2021	190,919
200,000	Turkey Government International Bond	5.625	03/30/2021	195,672

				577,511

	United Arab Emirates - 3.9%
200,000	Abu Dhabi Government International Bond(a)	2.125	05/03/2021	194,276
200,000	Abu Dhabi Government International Bond(a)	2.125	05/03/2021	194,276

				388,552

	Total Sovereign Debt Obligations (Cost $3,110,384)			3,092,732

Number of Shares
	Money Market Fund - 0.4%
42,409	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(b) (Cost $42,409)			42,409

	Total Investments in Securities (Cost $9,921,828) - 99.0%			9,843,918
	Other assets less liabilities - 1.0%			100,406

	Net Assets - 100.0%			$9,944,324

Investment Abbreviations:

EMTN - Euro Medium-Term Note

GMTN - Global Medium-Term Note

MTN - Medium-Term Note

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2018 was $5,306,428, which represented 53.36% of the Fund’s Net Assets.

(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.

Schedule of Investments

Invesco BulletShares 2022 USD Emerging Markets Debt ETF (BSBE)

November 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds - 77.5%
	Brazil - 8.1%
$200,000	Banco do Brasil SA(a)	5.875%	01/26/2022	$204,600
200,000	Cielo SA/Cielo USA, Inc.(a)	3.750	11/16/2022	187,752
200,000	Itau Unibanco Holding SA, MTN(a)	5.500	08/06/2022	203,407
100,000	Petrobras Global Finance BV	6.125	01/17/2022	102,822
100,000	Vale Overseas Ltd.	4.375	01/11/2022	101,750

				800,331

	Chile - 3.4%
150,000	Banco del Estado de Chile, MTN(a)	3.875	02/08/2022	148,761
200,000	Corp. Nacional del Cobre de Chile(a)	3.000	07/17/2022	193,273

				342,034

	China - 6.0%
200,000	CNOOC Finance 2012 Ltd.(a)	3.875	05/02/2022	200,204
200,000	Sinopec Group Overseas Development 2012 Ltd.(a)	3.900	05/17/2022	200,341
200,000	State Grid Overseas Investment 2016 Ltd., MTN(a)	2.750	05/04/2022	193,646

				594,191

	Colombia - 2.9%
100,000	Bancolombia SA	5.125	09/11/2022	100,115
200,000	Grupo Aval Ltd.(a)	4.750	09/26/2022	188,752

				288,867

	Hong Kong - 4.0%
200,000	WTT Investment Ltd.(a)	5.500	11/21/2022	196,782
200,000	WTT Investment Ltd.(a)	5.500	11/21/2022	196,782

				393,564

	India - 4.6%
200,000	JSW Steel Ltd.	5.250	04/13/2022	194,257
250,000	Reliance Holding USA, Inc.(a)	5.400	02/14/2022	258,274

				452,531

	Indonesia - 2.0%
200,000	Pertamina Persero PT(a)	4.875	05/03/2022	201,495

	Malaysia - 4.3%
200,000	Petronas Capital Ltd., MTN(a)	3.125	03/18/2022	197,051
200,000	Petronas Capital Ltd.(a)	7.875	05/22/2022	226,745

				423,796

	Mauritius - 1.9%
200,000	Neerg Energy Ltd.(a)	6.000	02/13/2022	187,806

	Mexico - 5.9%
200,000	America Movil SAB de CV	3.125	07/16/2022	194,187
150,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand(a)	4.125	11/09/2022	146,625
100,000	Grupo Bimbo SAB de CV(a)	4.500	01/25/2022	101,124
150,000	Petroleos Mexicanos	4.875	01/24/2022	145,575

				587,511

	Panama - 1.9%
200,000	Banistmo SA(a)	3.650	09/19/2022	188,750

	Peru - 2.0%
100,000	BBVA Banco Continental SA(a)	5.000	08/26/2022	101,626
100,000	Volcan Cia Minera SAA(a)	5.375	02/02/2022	99,485

				201,111

	Russia - 8.0%
200,000	Rosneft Oil Co. Via Rosneft International Finance DAC(a)	4.199	03/06/2022	194,011
200,000	Sberbank of Russia Via SB Capital SA(a)	6.125	02/07/2022	204,788
200,000	Sberbank of Russia Via SB Capital SA(a)	5.125	10/29/2022	196,506
200,000	VTB Bank OJSC Via VTB Capital SA(a)	6.950	10/17/2022	195,070

				790,375

	South Africa - 3.8%
200,000	MTN Mauritius Investments Ltd.(a)	5.373	02/13/2022	193,000
200,000	Transnet SOC Ltd.(a)	4.000	07/26/2022	187,375

				380,375

	Supranational - 4.9%
200,000	Asian Development Bank, GMTN	2.000	02/16/2022	194,127
100,000	Asian Development Bank, GMTN	1.875	02/18/2022	96,676
200,000	Asian Development Bank, GMTN	1.750	09/13/2022	191,114

				481,917

Schedule of Investments

	Thailand - 6.0%
$200,000	Bangkok Bank PCL(a)	3.875	09/27/2022	$199,647
200,000	Bangkok Bank PCL(a)	3.875	09/27/2022	199,646
200,000	PTT Global Chemical PCL(a)	4.250	09/19/2022	201,082

				600,375

	Turkey - 3.7%
200,000	QNB Finansbank AS, MTN(a)	4.875	05/19/2022	185,490
200,000	Turkiye Garanti Bankasi AS(a)	5.250	09/13/2022	183,917

				369,407

	United Arab Emirates - 4.1%
200,000	DIB Sukuk Ltd.	3.664	02/14/2022	195,800
200,000	MDC-GMTN BV, MTN(a)	5.500	03/01/2022	210,595

				406,395

	Total Corporate Bonds (Cost $7,772,388)			7,690,831

	Sovereign Debt Obligations - 21.4%
	Indonesia - 5.9%
200,000	Indonesia Government International Bond, MTN(a)	3.750	04/25/2022	197,394
200,000	Perusahaan Penerbit SBSN Indonesia III(a)	3.400	03/29/2022	195,350
200,000	Perusahaan Penerbit SBSN Indonesia III(a)	3.300	11/21/2022	194,450

				587,194

	Mexico - 1.5%
150,000	Mexico Government International Bond, GMTN	3.625	03/15/2022	147,654

	Poland - 3.2%
300,000	Republic of Poland Government International Bond	5.000	03/23/2022	313,853

	Russia - 2.0%
200,000	Russian Foreign Bond - Eurobond(a)	4.500	04/04/2022	201,360

	South Africa - 1.0%
100,000	Republic of South Africa Government International Bond	5.875	05/30/2022	102,742

	Turkey - 3.9%
200,000	Turkey Government International Bond	5.125	03/25/2022	189,316
200,000	Turkey Government International Bond	6.250	09/26/2022	194,404

				383,720

	United Arab Emirates - 3.9%
200,000	Abu Dhabi Government International Bond(a)	2.500	10/11/2022	192,410
200,000	Abu Dhabi Government International Bond(a)	2.500	10/11/2022	192,410

				384,820

	Total Sovereign Debt Obligations (Cost $2,141,151)			2,121,343

Number of Shares
	Money Market Fund - 0.2%
19,061	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(b) (Cost $19,061)			19,061

	Total Investments in Securities (Cost $9,932,600) - 99.1%			9,831,235
	Other assets less liabilities - 0.9%			84,868

	Net Assets - 100.0%			$9,916,103

Investment Abbreviations:

GMTN - Global Medium-Term Note

MTN - Medium-Term Note

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2018 was $7,347,782, which represented 74.10% of the Fund’s Net Assets.

(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.

Schedule of Investments

Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE)

November 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds - 72.5%
	Brazil - 6.1%
$200,000	Banco do Brasil SA(a)	5.875%	01/19/2023	$205,040
200,000	Itau Unibanco Holding SA, MTN(a)	5.125	05/13/2023	200,389
200,000	Petrobras Global Finance BV	4.375	05/20/2023	191,500

				596,929

	Canada - 1.0%
100,000	NOVA Chemicals Corp.(a)	5.250	08/01/2023	96,875

	Chile - 6.0%
200,000	Banco de Credito e Inversiones SA(a)	4.000	02/11/2023	197,476
200,000	Inversiones CMPC SA(a)	4.375	05/15/2023	195,040
200,000	SACI Falabella(a)	3.750	04/30/2023	193,015

				585,531

	China - 8.0%
200,000	CNOOC Finance 2013 Ltd.	3.000	05/09/2023	191,838
200,000	CNPC General Capital Ltd.(a)	3.400	04/16/2023	195,796
200,000	Sinopec Group Overseas Development 2013 Ltd.(a)	4.375	10/17/2023	202,921
200,000	State Grid Overseas Investment 2016 Ltd., MTN(a)	3.750	05/02/2023	199,742

				790,297

	India - 2.1%
200,000	Indian Oil Corp. Ltd.	5.750	08/01/2023	208,954

	Indonesia - 4.9%
200,000	Indo Energy Finance II BV(a)	6.375	01/24/2023	190,100
300,000	Pertamina Persero PT, MTN(a)	4.300	05/20/2023	293,412

				483,512

	Mexico - 5.8%
200,000	Fresnillo PLC(a)	5.500	11/13/2023	202,322
200,000	Petroleos Mexicanos	3.500	01/30/2023	180,680
200,000	Petroleos Mexicanos, GMTN	4.625	09/21/2023	186,202

				569,204

	Peru - 4.0%
200,000	Banco de Credito del Peru(a)	4.250	04/01/2023	197,900
200,000	Cementos Pacasmayo SAA(a)	4.500	02/08/2023	197,752

				395,652

	Philippines - 5.5%
200,000	Bank of The Philippine Islands, EMTN	4.250	09/04/2023	199,083
150,000	BDO Unibank, Inc., EMTN	2.950	03/06/2023	141,609
200,000	Rizal Commercial Banking Corp., EMTN	4.125	03/16/2023	195,600

				536,292

	Russia - 4.0%
200,000	Lukoil International Finance BV(a)	4.563	04/24/2023	194,018
200,000	Mobile Telesystems OJSC Via MTS International Funding Ltd.(a)	5.000	05/30/2023	194,263

				388,281

	South Africa - 2.8%
300,000	Eskom Holdings SOC Ltd., EMTN(a)	6.750	08/06/2023	277,182

	Supranational - 1.0%
100,000	Asian Development Bank, GMTN	2.750	03/17/2023	99,033

	Thailand - 4.0%
200,000	Bangkok Bank PCL, MTN(a)	5.000	10/03/2023	209,206
200,000	Siam Commercial Bank PCL, EMTN	2.750	05/16/2023	187,625

				396,831

	Turkey - 5.6%
200,000	KOC Holding AS(a)	5.250	03/15/2023	186,080
200,000	Petkim Petrokimya Holding AS(a)	5.875	01/26/2023	182,179
200,000	Turkiye Garanti Bankasi AS(a)	5.875	03/16/2023	183,984

				552,243

	United Arab Emirates - 9.9%
200,000	Abu Dhabi National Energy Co. PJSC(a)	3.625	01/12/2023	195,250
200,000	ADCB Finance Cayman Ltd., EMTN	4.500	03/06/2023	199,625
200,000	ADCB Finance Cayman Ltd., MTN(a)	4.000	03/29/2023	196,813
200,000	DP World Crescent Ltd.(a)	3.908	05/31/2023	196,964
200,000	MDC-GMTN BV, MTN(a)	2.750	05/11/2023	190,215

				978,867

Schedule of Investments

	United Kingdom - 1.8%
$200,000	Jaguar Land Rover Automotive PLC(a)	5.625	02/01/2023	$179,750

	Total Corporate Bonds (Cost $7,264,931)			7,135,433

	Sovereign Debt Obligations - 26.6%
	Brazil - 1.9%
200,000	Brazilian Government International Bond	2.625	01/05/2023	186,602

	Colombia - 2.9%
300,000	Colombia Government International Bond	2.625	03/15/2023	281,513

	India - 2.0%
200,000	Export-Import Bank of India, EMTN	4.000	01/14/2023	198,167
	Indonesia - 4.1%
200,000	Indonesia Government International Bond, MTN(a)	3.375	04/15/2023	192,201
200,000	Indonesia Government International Bond, MTN(a)	5.375	10/17/2023	207,394

				399,595

	Mexico - 4.0%
400,000	Mexico Government International Bond	4.000	10/02/2023	394,714

	Poland - 4.0%
400,000	Republic of Poland Government International Bond	3.000	03/17/2023	390,536

	Russia - 4.1%
400,000	Russian Foreign Bond - Eurobond(a)	4.875	09/16/2023	405,416

	Turkey - 3.6%
200,000	Hazine Mustesarligi Varlik Kiralama AS(a)	5.004	04/06/2023	186,870
200,000	Turkey Government International Bond	3.250	03/23/2023	171,946

				358,816

	Total Sovereign Debt Obligations (Cost $2,654,083)			2,615,359

Number of Shares
	Money Market Fund - 0.1%
11,009	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(b) (Cost $11,009)			11,009

	Total Investments in Securities (Cost $9,930,023) - 99.2%			9,761,801
	Other assets less liabilities - 0.8%			81,462

	Net Assets - 100.0%			$9,843,263

Investment Abbreviations:

EMTN - Euro Medium-Term Note

GMTN - Global Medium-Term Note

MTN - Medium-Term Note

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2018 was $6,145,565, which represented 62.43% of the Fund’s Net Assets.

(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.

Schedule of Investments

Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE)

November 30, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds - 70.1%
	Brazil - 10.1%
$200,000	Banco Nacional de Desenvolvimento Economico e Social(a)	4.750%	05/09/2024	$196,252
200,000	Cemig Geracao e Transmissao SA(a)	9.250	12/05/2024	213,190
200,000	GTL Trade Finance, Inc./Gerdau Holdings, Inc.(a)	5.893	04/29/2024	207,320
200,000	Petrobras Global Finance BV	6.250	03/17/2024	202,950
162,586	Rio Oil Finance Trust Series 2014-1(a)	9.250	07/06/2024	174,375

				994,087

	Chile - 6.0%
200,000	Colbun SA(a)	4.500	07/10/2024	194,508
200,000	Latam Finance Ltd.(a)	6.875	04/11/2024	198,250
200,000	Latam Finance Ltd.(a)	6.875	04/11/2024	198,250

				591,008

	China - 6.1%
200,000	Alibaba Group Holding Ltd.	3.600	11/28/2024	193,673
200,000	CNOOC Nexen Finance 2014 ULC	4.250	04/30/2024	200,630
200,000	State Grid Overseas Investment 2014 Ltd.(a)	4.125	05/07/2024	201,507

				595,810

	Colombia - 1.9%
200,000	Geopark Ltd.(a)	6.500	09/21/2024	190,750

	Hong Kong - 2.1%
200,000	King Power Capital Ltd.	5.625	11/03/2024	210,153

	India - 6.1%
200,000	ABJA Investment Co. Pte Ltd.	5.950	07/31/2024	196,210
200,000	Oil India Ltd.	5.375	04/17/2024	204,360
200,000	ONGC Videsh Ltd.	4.625	07/15/2024	197,717

				598,287

	Indonesia - 3.8%
200,000	Indika Energy Capital III Pte Ltd.(a)	5.875	11/09/2024	177,603
200,000	Perusahaan Gas Negara Persero TBK(a)	5.125	05/16/2024	196,555

				374,158

	Ireland - 2.1%
200,000	Park Aerospace Holdings Ltd.(a)	5.500	02/15/2024	201,726

	Mexico - 11.1%
200,000	Axtel SAB de CV(a)	6.375	11/14/2024	185,752
150,000	Banco Inbursa SA Institucion de Banca Multiple Grupo Financiero Inbursa(a)	4.125	06/06/2024	139,827
200,000	CEMEX Finance LLC(a)	6.000	04/01/2024	197,000
200,000	Comision Federal de Electricidad(a)	4.875	01/15/2024	190,502
200,000	Grupo Bimbo SAB de CV(a)	3.875	06/27/2024	193,736
200,000	Petroleos Mexicanos	4.875	01/18/2024	185,500

				1,092,317

	Philippines - 2.4%
200,000	Power Sector Assets & Liabilities Management Corp.(a)	7.390	12/02/2024	233,556

	South Africa - 1.8%
200,000	MTN Mauritius Investments Ltd.(a)	4.755	11/11/2024	180,540

	Turkey - 3.6%
200,000	Coca-Cola Icecek AS(a)	4.215	09/19/2024	186,202
200,000	Turk Telekomunikasyon AS(a)	4.875	06/19/2024	172,000

				358,202

	United Arab Emirates - 7.9%
200,000	Abu Dhabi National Energy Co. PJSC, GMTN(a)	3.875	05/06/2024	194,844
200,000	EMG Sukuk Ltd.	4.564	06/18/2024	195,930
200,000	MAF Global Securities Ltd.	4.750	05/07/2024	198,484
200,000	MDC-GMTN BV, GMTN	3.000	04/19/2024	189,725

				778,983

	United States - 5.1%
100,000	Ingram Micro, Inc.	5.450	12/15/2024	96,891
200,000	JBS Investments GmbH(a)	7.250	04/03/2024	201,470
200,000	Novelis Corp.(a)	6.250	08/15/2024	198,500

				496,861

	Total Corporate Bonds (Cost $7,041,255)			6,896,438

Schedule of Investments

	Sovereign Debt Obligations - 28.4%
	Colombia - 4.4%
$200,000	Colombia Government International Bond	4.000	02/26/2024	$197,150
200,000	Colombia Government International Bond	8.125	05/21/2024	234,150

				431,300

	Indonesia - 2.2%
200,000	Indonesia Government International Bond, MTN(a)	5.875	01/15/2024	211,308

	Philippines - 3.1%
300,000	Philippine Government International Bond	4.200	01/21/2024	306,279

	Poland - 4.1%
400,000	Republic of Poland Government International Bond	4.000	01/22/2024	405,300

	South Africa - 2.9%
300,000	Republic of South Africa Government International Bond	4.665	01/17/2024	289,216

	Turkey - 5.6%
200,000	Hazine Mustesarligi Varlik Kiralama AS(a)	4.489	11/25/2024	177,089
400,000	Turkey Government International Bond	5.750	03/22/2024	371,314

				548,403

	United Arab Emirates - 2.0%
200,000	Sharjah Sukuk Ltd.	3.764	09/17/2024	196,483

	Vietnam - 4.1%
200,000	Vietnam Government International Bond(a)	4.800	11/19/2024	200,771
200,000	Vietnam Government International Bond(a)	4.800	11/19/2024	200,771

				401,542

	Total Sovereign Debt Obligations (Cost $2,832,151)			2,789,831

Number of Shares
	Money Market Fund - 0.4%
39,187	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(b) (Cost $39,187)			39,187

	Total Investments in Securities (Cost $9,912,593) - 98.9%			9,725,456
	Other assets less liabilities - 1.1%			108,624

	Net Assets - 100.0%			$9,834,080

Investment Abbreviations:

GMTN - Global Medium-Term Note

MTN - Medium-Term Note

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2018 was $5,414,154, which represented 55.06% of the Fund’s Net Assets.

(b)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to ransfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unrealiable. Based on the valuation inputs, the securities or other nvestments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities & others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the funds listed below, as of November 30, 2018, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

All of the securities in each of the following funds were valued based on Level 2 inputs (see the Schedule of Investments for security categories):

Invesco Corporate Income Defensive ETF

Invesco Emerging Markets Debt Value ETF

Invesco Multi-Factor Core Fixed Income ETF

	Level 1	Level 2	Level 3	Total
Invesco Strategic Developed ex-US ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,367,482	$1,149	$—	$2,368,631
Money Market Funds	3,774	—	—	3,774

Total Investments	$2,371,256	$1,149	$—	$2,372,405

Invesco Strategic Developed ex-US Small Company ETF

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,295,905	$4,346	$—	$2,300,251
Money Market Fund	5,598	—	—	5,598

Total Investments	$2,301,503	$4,346	$—	$2,305,849

Invesco Strategic Emerging Markets ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,488,601	$1,470	$—	$2,490,071
Money Market Fund	5,379	—	—	5,379

Total Investments	$2,493,980	$1,470	$—	$2,495,450

Invesco Strategic US Small Company ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,274,153	$6,043	$—	$2,280,196
Money Market Fund	904	—	—	904

Total Investments	$2,275,057	$6,043	$—	$2,281,100

Invesco Corporate Income Value ETF
Investments in Securities
Corporate Bonds	$—	$11,897,051	$—	$11,897,051
Money Market Fund	140,600	—	—	140,600

Total Investments	$140,600	$11,897,051	$—	$12,037,651

Invesco Emerging Markets Debt Defensive ETF
Investments in Securities
Corporate Bonds	$—	$14,257,210	$—	$14,257,210
Sovereign Debt Obligations	—	10,346,502	—	10,346,502
Money Market Fund	25,764	—	—	25,764

Total Investments	$25,764	$24,603,712	$—	$24,629,476

	Level 1	Level 2	Level 3	Total
Invesco Investment Grade Defensive ETF
Investments in Securities
Corporate Bonds	$—	$6,107,251	$—	$6,107,251
Money Market Fund	55,707	—	—	55,707

Total Investments	$55,707	$6,107,251	$—	$6,162,958

Invesco Investment Grade Value ETF
Investments in Securities
Corporate Bonds	$—	$5,961,175	$—	$5,961,175
Money Market Fund	74,384	—	—	74,384

Total Investments	$74,384	$5,961,175	$—	$6,035,559

Invesco Multi-Factor Core Plus Fixed Income ETF
Investments in Securities
Corporate Bonds and Notes	$—	$32,675,718	$—	$32,675,718
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	9,887,233	—	9,887,233
U.S. Treasury Securities	—	4,909,164	—	4,909,164
Sovereign Debt Obligations	—	1,779,906	—	1,779,906
Money Market Fund	117,585	—	—	117,585

Total Investments	$117,585	$49,252,021	$—	$49,369,606

Invesco BulletShares 2018 Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$95,854,111	$—	$95,854,111
U.S. Treasury Securities	—	540,426,716	—	540,426,716
Money Market Fund	10,394,867	—	—	10,394,867

Total Investments	$10,394,867	$636,280,827	$—	$646,675,694

Invesco BulletShares 2019 Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$1,253,154,885	$—	$1,253,154,885
Money Market Fund	1,074,856	—	—	1,074,856

Total Investments	$1,074,856	$1,253,154,885	$—	$1,254,229,741

Invesco BulletShares 2020 Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$1,393,692,264	$—	$1,393,692,264
Money Market Fund	5,511,324	—	—	5,511,324

Total Investments	$5,511,324	$1,393,692,264	$—	$1,399,203,588

	Level 1	Level 2	Level 3	Total
Invesco BulletShares 2021 Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$1,112,184,255	$—	$1,112,184,255
Money Market Fund	2,560,636	—	—	2,560,636

Total Investments	$2,560,636	$1,112,184,255	$—	$1,114,744,891

Invesco BulletShares 2022 Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$886,415,193	$—	$886,415,193
Money Market Fund	1,009,408	—	—	1,009,408

Total Investments	$1,009,408	$886,415,193	$—	$887,424,601

Invesco BulletShares 2023 Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$447,607,262	$—	$447,607,262
Money Market Fund	725,609	—	—	725,609

Total Investments	$725,609	$447,607,262	$—	$448,332,871

Invesco BulletShares 2024 Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$319,755,673	$—	$319,755,673
Money Market Fund	670,279	—	—	670,279

Total Investments	$670,279	$319,755,673	$—	$320,425,952

Invesco BulletShares 2025 Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$134,854,195	$—	$134,854,195
Money Market Fund	835,930	—	—	835,930

Total Investments	$835,930	$134,854,195	$—	$135,690,125

Invesco BulletShares 2026 Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$57,178,204	$—	$57,178,204
Money Market Fund	191,807	—	—	191,807

Total Investments	$191,807	$57,178,204	$—	$57,370,011

	Level 1	Level 2	Level 3	Total
Invesco BulletShares 2027 Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$35,810,336	$—	$35,810,336
Money Market Fund	101,320	—	—	101,320

Total Investments	$101,320	$35,810,336	$—	$35,911,656

Invesco BulletShares 2028 Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$5,697,665	$—	$5,697,665
Money Market Fund	77,989	—	—	77,989

Total Investments	$77,989	$5,697,665	$—	$5,775,654

Invesco BulletShares 2018 High Yield Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$40,061,553	$—	$40,061,553
Common Stocks	21,089	—	—	21,089
U.S. Treasury Securities	—	453,445,762	—	453,445,762
Money Market Fund	7,082,818	—	—	7,082,818

Total Investments	$7,103,907	$493,507,315	$—	$500,611,222

Invesco BulletShares 2019 High Yield Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$1,108,320,923	$—	$1,108,320,923
Money Market Funds	34,475,417	—	—	34,475,417

Total Investments	$34,475,417	$1,108,320,923	$—	$1,142,796,340

Invesco BulletShares 2020 High Yield Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$934,861,245	$—	$934,861,245
Money Market Fund	16,460,237	—	—	16,460,237

Total Investments	$16,460,237	$934,861,245	$—	$951,321,482

Invesco BulletShares 2021 High Yield Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$490,147,155	$—	$490,147,155
Money Market Fund	12,964,348	—	—	12,964,348

Total Investments	$12,964,348	$490,147,155	$—	$503,111,503

Invesco BulletShares 2022 High Yield Corporate Bond ETF
Investments in Securities

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$280,409,059	$—	$280,409,059
Money Market Fund	5,830,944	—	—	5,830,944

Total Investments	$5,830,944	$280,409,059	$—	$286,240,003

Invesco BulletShares 2023 High Yield Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$127,794,537	$—	$127,794,537
Money Market Fund	822,896	—	—	822,896

Total Investments	$822,896	$127,794,537	$—	$128,617,433

Invesco BulletShares 2024 High Yield Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$54,525,346	$—	$54,525,346
Money Market Fund	60,682	—	—	60,682

Total Investments	$60,682	$54,525,346	$—	$54,586,028

Invesco BulletShares 2025 High Yield Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$25,038,049	$—	$25,038,049
Money Market Fund	73,052	—	—	73,052

Total Investments	$73,052	$25,038,049	$—	$25,111,101

Invesco BulletShares 2026 High Yield Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$4,710,804	$—	$4,710,804
Money Market Fund	53,167	—	—	53,167

Total Investments	$53,167	$4,710,804	$—	$4,763,971

Invesco BulletShares 2021 USD Emerging Markets Debt ETF
Investments in Securities
Corporate Bonds	$—	$6,708,777	$—	$6,708,777
Sovereign Debt Obligations	—	3,092,732	—	3,092,732
Money Market Fund	42,409	—	—	42,409

Total Investments	$42,409	$9,801,509	$—	$9,843,918

	Level 1	Level 2	Level 3	Total
Invesco BulletShares 2022 USD Emerging Markets Debt ETF
Investments in Securities
Corporate Bonds	$—	$7,690,831	$—	$7,690,831
Sovereign Debt Obligations	—	2,121,343	—	2,121,343
Money Market Fund	19,061	—	—	19,061

Total Investments	$19,061	$9,812,174	$—	$9,831,235

Invesco BulletShares 2023 USD Emerging Markets Debt ETF
Investments in Securities
Corporate Bonds	$—	$7,135,433	$—	$7,135,433
Sovereign Debt Obligations	—	2,615,359	—	2,615,359
Money Market Fund	11,009	—	—	11,009

Total Investments	$11,009	$9,750,792	$—	$9,761,801

Invesco BulletShares 2024 USD Emerging Markets Debt ETF
Investments in Securities
Corporate Bonds	$—	$6,896,438	$—	$6,896,438
Sovereign Debt Obligations	—	2,789,831	—	2,789,831
Money Market Fund	39,187	—	—	39,187

Total Investments	$39,187	$9,686,269	$—	$9,725,456

Subsequent Events

In accordance with their principal investment strategies, Invesco BulletShares 2018 Corporate Bond ETF and Invesco BulletShares 2018 High Yield Corporate Bond ETF terminated on December 28, 2018. In connection with the termination, shareholders who did not sell their shares of the Funds before market close on December 27, 2018 received cash equal to the amount of the net asset value of their shares, which included dividends and any capital gains, in the cash portion of their brokerage accounts, on December 31, 2018.

At a meeting held on December 13, 2018, the Board of Trustees of the Trust approved the termination and winding down of Invesco Multi-Factor Large Cap ETF and Invesco U.S. Large Cap Optimized Volatility ETF, with the liquidation payment to shareholders expected to take place on or about February 27, 2019. Investors who have elected not to sell their shares before market close on February 20, 2019 will receive cash equal to the amount of the net asset value of their shares, which will include any capital gains and dividends, on or about February 27, 2019.

Item 2. Controls and Procedures.

(a)

The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Invesco Exchange-Traded Self-Indexed Fund Trust

By: /s/ Daniel E. Draper

Name:	Daniel E. Draper
Title:	President

Date: 1/29/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Daniel E. Draper

Name:	Daniel E. Draper
Title:	President

Date: 1/29/2019

By: /s/ Kelli Gallegos

Name:	Kelli Gallegos
Title:	Treasurer

Date: 1/29/2019